UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                  811-7742

Exact name of registrant as specified in charter:    Voyageur Mutual Funds

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             August 31

Date of reporting period:                            February 28, 2006

Item 1.  Reports to Stockholders

         The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND, DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND, DELAWARE TAX-FREE CALIFORNIA FUND, DELAWARE TAX-FREE IDAHO FUND AND DELAWARE TAX-FREE NEW YORK FUND of the Registrant, information on which is included in the following shareholder reports.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FIXED INCOME                                      [DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

Semiannual Report FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                              DELAWARE TAX-FREE MINNESOTA FUND

                              DELAWARE TAX-FREE MINNESOTA INSURED FUND

                              DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND

                              DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND

[POWERED BY RESEARCH(R) LOGO]

Table
   OF CONTENTS

------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                              1
------------------------------------------------------------
SECTOR ALLOCATIONS                                       3
------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                              5

   Statements of Operations                             17

   Statements of Changes in Net Assets                  18

   Financial Highlights                                 20

   Notes to Financial Statements                        32

------------------------------------------------------------
ABOUT THE ORGANIZATION                                  38
------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

--------------------------------------------------------------------------------
Disclosure                 For the Period September 1, 2005 to February 28, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 to February 28, 2006.

Actual Expenses

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund's actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Tax-Free Minnesota Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value       Expense     9/1/05 to
                                                       9/1/05       2/28/06       Ratio       2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,009.20      0.94%       $ 4.68
Class B                                                1,000.00     1,005.40      1.69%         8.40
Class C                                                1,000.00     1,005.40      1.69%         8.40
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.13      0.94%       $ 4.71
Class B                                                1,000.00     1,016.41      1.69%         8.45
Class C                                                1,000.00     1,016.41      1.69%         8.45
-------------------------------------------------------------------------------------------------------

Delaware Tax-Free Minnesota Insured Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning       Ending                 Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value       Expense     9/1/05 to
                                                       9/1/05       2/28/06       Ratio       2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,007.30      0.89%       $ 4.43
Class B                                                1,000.00     1,003.60      1.64%         8.15
Class C                                                1,000.00     1,004.40      1.64%         8.15
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.38      0.89%       $ 4.46
Class B                                                1,000.00     1,016.66      1.64%         8.20
Class C                                                1,000.00     1,016.66      1.64%         8.20
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Disclosure                 For the Period September 1, 2005 to February 28, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES (CONTINUED)

Delaware Tax-Free Minnesota Intermediate Fund
Expense Analysis of an Investment of $1,000

                                                                                              Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,007.30      0.75%       $ 3.73
Class B                                                1,000.00     1,003.10      1.60%         7.95
Class C                                                1,000.00     1,003.10      1.60%         7.95
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,021.08      0.75%       $ 3.76
Class B                                                1,000.00     1,016.86      1.60%         8.00
Class C                                                1,000.00     1,016.86      1.60%         8.00
-------------------------------------------------------------------------------------------------------

Delaware Minnesota High-Yield Municipal Bond Fund
Expense Analysis of an Investment of $1,000

                                                                                              Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,011.50      0.89%       $ 4.44
Class B                                                1,000.00     1,007.70      1.64%         8.16
Class C                                                1,000.00     1,007.70      1.64%         8.16
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.38      0.89%       $ 4.46
Class B                                                1,000.00     1,016.66      1.64%         8.20
Class C                                                1,000.00     1,016.66      1.64%         8.20
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocations                                       As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE TAX-FREE MINNESOTA FUND
                                                    Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      94.57%
---------------------------------------------------------------
Airport Revenue Bonds                                 5.17%

Combined Utilities                                    0.26%

Continuing Care/Retirement Revenue Bonds              4.39%

Corporate-Backed Revenue Bonds                        4.16%

Dedicated Tax & Fees Revenue Bonds                    1.26%

Electric & Gas Revenue Bonds                         13.15%

Escrowed to Maturity Bonds                            0.33%

Higher Education Revenue Bonds                        4.75%

Hospital Revenue Bonds                               19.20%

Multifamily Housing Revenue Bonds                     7.46%

Municipal Lease Revenue Bonds                         2.56%

Political Subdivision General Obligation Bonds        3.81%

Pre-Refunded Bonds                                    9.24%

School District General Obligation Bonds             10.20%

Single Family Housing Revenue Bonds                   1.09%

State General Obligation Bonds                        4.10%

Tax Increment/Special Assessment Bonds                0.50%

Territorial General Obligation Bonds                  1.58%

Water & Sewer Revenue Bonds                           1.36%
---------------------------------------------------------------
Short-Term Investments                                4.81%
---------------------------------------------------------------
Money Market Instruments                              0.70%

Variable Rate Demand Notes                            4.11%
---------------------------------------------------------------
Total Market Value of Securities                     99.38%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       0.62%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

DELAWARE TAX-FREE MINNESOTA INSURED FUND

                                                    Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      97.41%
---------------------------------------------------------------
Airport Revenue Bonds                                 4.73%

Combined Utilities                                    0.80%

Corporate-Backed Revenue Bonds                        0.77%

Dedicated Tax & Fees Revenue Bonds                    0.80%

Electric & Gas Revenue Bonds                          6.44%

Escrowed to Maturity Bonds                           17.43%

Higher Education Revenue Bonds                        5.90%

Hospital Revenue Bonds                               16.58%

Multifamily Housing Revenue Bonds                     5.63%

Municipal Lease Revenue Bonds                         5.26%

Political Subdivision General Obligation Bonds        0.56%

Pre-Refunded Bonds                                    7.90%

School District General Obligation Bonds             22.03%

Single Family Housing Revenue Bonds                   0.14%

State General Obligation Bonds                        2.44%
---------------------------------------------------------------
Short-Term Investments                                1.57%
---------------------------------------------------------------
Money Market Instruments                              0.30%

Variable Rate Demand Notes                            1.27%
---------------------------------------------------------------
Total Market Value of Securities                     98.98%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       1.02%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocations                                       As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      97.89%
---------------------------------------------------------------
Airport Revenue Bonds                                 1.44%

Continuing Care/Retirement Revenue Bonds              5.16%

Electric & Gas Revenue Bonds                          7.05%

Escrowed to Maturity Bonds                            2.06%

General Corporate Bonds                               1.92%

Higher Education Revenue Bonds                        4.79%

Hospital Revenue Bonds                               15.08%

Library/Museum Revenue Bonds                          4.19%

Multifamily Housing Revenue Bonds                     4.57%

Municipal Lease Revenue Bonds                         4.00%

Political Subdivision General Obligation Bonds        8.63%

Pre-Refunded Bonds                                    4.43%

School District General Obligation Bonds             23.20%

Single Family Housing Revenue Bonds                   2.41%

State General Obligation Bonds                        7.03%

Territorial General Obligation Bonds                  1.93%
---------------------------------------------------------------
Short-Term Investments                                1.91%
---------------------------------------------------------------
Money Market Instruments                              1.91%
---------------------------------------------------------------
Total Market Value of Securities                     99.80%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       0.20%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      95.63%
---------------------------------------------------------------
Airline Revenue Bonds                                 0.67%

Airport Revenue Bonds                                 2.07%

Continuing Care/Retirement Revenue Bonds             17.34%

Corporate-Backed Revenue Bonds                        3.50%

Dedicated Tax & Fees Revenue Bonds                    1.07%

Electric & Gas Revenue Bonds                          8.84%

Higher Education Revenue Bonds                        4.68%

Hospital Revenue Bonds                               21.38%

Multifamily Housing Revenue Bonds                    14.62%

Municipal Lease Revenue Bonds                         2.61%

Political Subdivision General Obligation Bonds        4.26%

Pre-Refunded Bonds                                    7.00%

School District General Obligation Bonds              2.90%

Single Family Housing Revenue Bonds                   0.80%

State General Obligation Bonds                        1.07%

Tax Increment/Special Assessment Bonds                2.31%

Territorial General Obligation Bonds                  0.51%
---------------------------------------------------------------
Short-Term Investments                                4.92%
---------------------------------------------------------------
Money Market Instruments                              1.14%

Variable Rate Demand Notes                            3.78%
---------------------------------------------------------------
Total Market Value of Securities                    100.55%
---------------------------------------------------------------
Liabilities Net of Receivables and Other Assets      (0.55%)
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Delaware Tax-Free Minnesota Fund
Statements                                      February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 94.57%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 5.17%
   Minneapolis/St. Paul Metropolitan Airports
      Commission Revenue Series A
      5.00% 1/1/22 (AMBAC)                          $ 3,440,000   $   3,554,002
      5.00% 1/1/35 (AMBAC)                            5,145,000       5,374,569
      5.25% 1/1/16(MBIA)                              1,460,000       1,572,289
      5.25% 1/1/32 (FGIC)                             5,000,000       5,285,900
   Minneapolis/St. Paul Metropolitan Airports
      Commission Revenue Series C
      5.25% 1/1/32(FGIC)                              2,250,000       2,378,655
      5.50% 1/1/17 (FGIC)                             2,500,000       2,685,625
                                                                  -------------
                                                                     20,851,040
                                                                  -------------
Combined Utilities - 0.26%
   Shakopee Public Utilities Commission
      Revenue 5.125% 2/1/26 (MBIA)                    1,000,000       1,034,920
                                                                  -------------
                                                                      1,034,920
                                                                  -------------
Continuing Care/Retirement Revenue Bonds - 4.39%
   Apple Valley Economic Development
      Authority Health Care Revenue
      (Augustana Home St. Paul Project)
      Series A 6.00% 1/1/40                           2,700,000       2,733,966
      (Evercare Senior Living Projects)
      Series A 6.125% 6/1/35                          4,000,000       3,980,680
   Bloomington Housing & Redevelopment
      Authority Housing Revenue (Senior
      Summerhouse Bloomington Project,
      Presbyterian Homes Housing &
      Assisted Living, Inc.) 6.125% 5/1/35            3,420,000       3,495,479
   Minneapolis Health Care Facility Revenue
      (Jones-Harrison Residence Project)
      5.60% 10/1/30                                   1,550,000       1,551,163
   Minnesota Agriculture & Economic
      Development Board Revenue
      (Benedictine Health Systems)
      5.75% 2/1/29                                    1,895,000       1,917,948
   Rochester Multifamily Revenue
      (Wedum Shorewood Campus Project)
      6.60% 6/1/36                                    3,890,000       4,020,510
                                                                  -------------
                                                                     17,699,746
                                                                  -------------
Corporate-Backed Revenue Bonds - 4.16%
   Cloquet Pollution Control Revenue
      (Potlatch Corp. Project) 5.90% 10/1/26          6,500,000       6,585,085
   Sartell Environmental Improvement
      Revenue (International Paper)
      Series A 5.20% 6/1/27                           5,465,000       5,595,559
   Seaway Port Authority of Duluth Industrial
      Development Dock & Wharf Revenues
      (Cargill, Inc. Project)
      Series E 6.125% 11/1/14                         4,500,000       4,608,045
                                                                  -------------
                                                                     16,788,689
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 1.26%
   ^Minneapolis Community Development
      Agency Tax Increment Revenue
      6.674% 9/1/09 (MBIA)                            5,750,000       5,086,220
                                                                  -------------
                                                                      5,086,220
                                                                  -------------

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Electric & Gas Revenue Bonds - 13.15%
   Chaska Electric Revenue (Generating
      Facilities) Series A 5.00% 10/1/30            $ 3,000,000   $   3,106,230
   Laurentian Energy Authority I Series A
      5.00% 12/1/21                                   8,000,000       8,104,879
   Minnesota State Municipal Power Agency
      Series A 5.00% 10/1/34                          4,250,000       4,388,550
      Series A 5.125% 10/1/29                         3,000,000       3,138,780
      5.00% 10/1/35                                   3,000,000       3,106,230
   Northern Minnesota Municipal Power
      Agency Electric System Revenue
     ^Series A 5.849% 1/1/09 (AMBAC)                  3,815,000       3,455,818
      Series B 4.75% 1/1/20 (AMBAC)                   2,500,000       2,582,675
   Rochester Electric Utilities Revenue
      5.25% 12/1/30                                   4,915,000       5,127,623
   Southern Minnesota Municipal Power
      Agency Supply System Revenue Series A
      5.00% 1/1/12 (AMBAC)                            4,205,000       4,504,438
      5.00% 1/1/13 (MBIA)                             5,820,000       6,271,516
      5.25% 1/1/15 (AMBAC)                            3,000,000       3,320,370
 **Southern Minnesota Municipal Power
      Agency Supply System Revenue,
      Inverse Floater ROLs
      Series II-R-189-3 7.196% 1/1/14 (AMBAC)         2,000,000       2,397,040
      Series II-R-189 7.316% 1/1/15 (AMBAC)           2,950,000       3,580,061
                                                                  -------------
                                                                     53,084,210
                                                                  -------------
Escrowed to Maturity Bonds - 0.33%
   Southern Minnesota Municipal Power
      Agency Supply System Revenue
      Series B 5.50% 1/1/15 (AMBAC)                     990,000       1,058,389
   Western Minnesota Municipal Power
      Agency Supply Revenue Series A
      9.75% 1/1/16 (MBIA)                               185,000         269,649
                                                                  -------------
                                                                      1,328,038
                                                                  -------------
Higher Education Revenue Bonds - 4.75%
   Minnesota State Colleges & Universities
      Revenue Fund Series A
      5.00% 10/1/29 (MBIA)                            1,665,000       1,769,878
   Minnesota State Higher Education
      Facilities Authority Revenue
      (Augsburg College) Series 6-C
      5.00% 5/1/20                                    1,250,000       1,303,138
      (College of St. Benedict) Series 4-G
      6.20% 3/1/16                                    1,000,000       1,001,520
      (Hamline University) Series 4-1
      6.00% 10/1/12                                     270,000         271,909
      6.00% 10/1/16                                     390,000         394,298
      (St. Catherine College) Series 5-N1
      5.25% 10/1/22                                   1,500,000       1,572,645
      5.375% 10/1/32                                  1,000,000       1,052,010
   University of Minnesota
      Series A 5.50% 7/1/21                           2,000,000       2,313,420
 **University of Minnesota,
      Inverse Floater ROLs Series II-R-29
      7.683% 7/1/21                                   5,250,000       6,895,349
      8.19% 7/1/18                                    1,920,000       2,612,506
                                                                  -------------
                                                                     19,186,673
                                                                  -------------

--------------------------------------------------------------------------------
                                                Delaware Tax-Free Minnesota Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds - 19.20%
   Bemidji Hospital Facilities First Meeting
      Revenue (North Country Health
      Services)
      5.00% 9/1/24 (RADIAN)                         $   740,000   $     769,985
      6.05% 9/1/16                                      600,000         600,978
      6.05% 9/1/24                                    1,825,000       1,827,902
   Breckenridge Catholic Health Initiatives
      5.00% 5/1/30                                    2,000,000       2,092,720
   Duluth Economic Development Authority
      Health Care Facilities Revenue Benedictine
      Health System (St. Mary's Hospital)
      5.25% 2/15/33                                  10,000,000      10,331,499
      5.50% 2/15/23                                   1,000,000       1,065,950
   Maple Grove Health Care Facilities Revenue
      (North Memorial Health Care)
      5.00% 9/1/29                                    1,000,000       1,035,590
      5.00% 9/1/35                                    5,850,000       6,012,689
   Marshall Medical Center Gross Revenue
      (Weiner Memorial Medical Center
      Project) 6.00% 11/1/28                          1,000,000       1,047,280
   Minneapolis Health Care System Revenue
      (Allina Health Systems) Series A
      5.75% 11/15/32                                  9,500,000      10,206,420
      (Fairview Health Services) Series D
      5.00% 11/15/30 (AMBAC)                          1,500,000       1,580,130
      5.00% 11/15/34 (AMBAC)                          2,500,000       2,625,650
   Minnesota Agricultural & Economic
      Development Broad Revenue
      (Fairview Health Care System)
      Series A 6.375% 11/15/29                           15,000          16,293
   Rochester Health Care Facilities Revenue
      (Mayo Foundation) Series B
      5.50% 11/15/27                                    700,000         731,129
 **Rochester Health Care Facilities Revenue
      (Mayo Foundation),
      Inverse Floater ROLs Series II-R-28
      Series A 7.683% 11/15/27                        2,100,000       2,286,795
      Series B 7.683% 11/15/27                        8,375,000       9,119,956
   Shakopee Health Care Facilities Revenue
      (St. Francis Regional Medical Center)
      5.10% 9/1/25                                    2,000,000       2,068,740
      5.25% 9/1/34                                    7,000,000       7,223,790
   St. Louis Park Health Care Facilities Revenue
      (Park Nicollet Health Services)
      Series B 5.25% 7/1/30                           9,420,000       9,790,018
   St. Paul Housing & Redevelopment
      Authority Hospital Revenue
      (Health East Project)
      Series A 5.70% 11/1/15                          1,300,000       1,346,579
      6.00% 11/15/35                                  4,340,000       4,703,735
   Washington County Housing &
      Redevelopment Authority Hospital Facilities
        Revenue
      (Health East Project) 5.50% 11/15/27            1,000,000       1,021,320
                                                                  -------------
                                                                     77,505,148
                                                                  -------------
Multifamily Housing Revenue Bonds - 7.46%
   Brooklyn Center Multifamily Housing
      Revenue (Shingle Creek)
      5.40% 5/20/43 (GNMA) (AMT)                      1,000,000       1,027,530

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Multifamily Housing Revenue Bonds (continued)
   Carver County Housing & Redevelopment
      Authority Multifamily Revenue
      (Lake Grace Apartments Project)
      Series A 6.00% 7/1/28                         $ 1,435,000   $   1,475,654
   Eden Prairie Multifamily Housing Revenue
      (Tanager Creek Apartments)
      Series A 8.05% 6/20/31 (GNMA)                   7,605,000       7,883,495
   Hopkins Multifamily Housing Revenue
      (Hopkins Renaissance Project-Section 8)
      6.375% 4/1/20                                   1,000,000       1,033,380
  @Hutchinson Multifamily Housing Revenue
      (Evergreen Apartments Project-Section 8)
      5.75% 11/1/28                                     910,000         849,412
   Minneapolis Multifamily Housing Revenue
      (Grant Street Apartments Project)
      Series A 7.25% 11/1/29                            750,000         767,865
      (Seward Towers Project)
      5.00% 5/20/36 (GNMA)                            4,000,000       4,163,200
      (Sumner Field) Series A
      5.50% 11/20/26) (GNMA) (AMT)                    1,000,000       1,046,490
      (Trinity Apartments-Section 8) Series A
      6.75% 5/1/21                                    1,810,000       1,869,459
  @Park Rapids Multifamily Revenue
      (The Court Apartments Project-Section 8)
      6.30% 2/1/20                                    2,870,000       2,670,018
   St. Cloud Housing & Redevelopment
      Authority Revenue (Sterling Heights
      Apartments Project) 7.55% 4/1/39 (AMT)          1,000,000       1,046,310
   Stillwater Multifamily Housing Revenue
      (Stillwater Cottages Project)
      Series A 7.00% 11/1/27                          1,000,000       1,027,260
      7.25% 11/1/27 (AMT)                             1,540,000       1,583,459
   Wadena Housing & Redevelopment
      Authority Multifamily Housing Revenue
      (Humphrey Manor East Project)
      6.00% 2/1/19                                    1,860,000       1,832,825
   Washington County Housing &
      Redevelopment Authority Governmental
      Revenue (Briar Pond) Series C
      7.25% 8/20/34                                     960,000         894,173
   Willmar Housing & Redevelopment
      Authority Multifamily Housing Revenue
      (Highland Apartments-Section 8)
      5.85% 6/1/19                                      960,000         960,000
                                                                  -------------
                                                                     30,130,530
                                                                  -------------
Municipal Lease Revenue Bonds - 2.56%
   Puerto Rico Public Buildings Authority
      Revenue (Government Facilities)
      Series D 5.25% 7/1/36                           1,070,000       1,124,014
   St. Paul Port Authority Lease Revenue
      (Cedar Street Office Building Project)
      5.00% 12/1/22                                   2,500,000       2,659,100
      5.125% 12/1/27                                  1,000,000       1,059,890
      (Robert Street Office Building Project)
      4.75% 12/1/23                                   2,000,000       2,064,720
      5.00% 12/1/27                                   2,500,000       2,635,325
      Series 9 5.25% 12/1/27                            725,000         776,163
                                                                  -------------
                                                                     10,319,212
                                                                  -------------

--------------------------------------------------------------------------------
                                                Delaware Tax-Free Minnesota Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Political Subdivision General Obligation
   Bonds - 3.81%
   Dakota County Capital Improvement
      Series A 4.75% 2/1/26                         $ 1,000,000   $   1,025,780
   Hennepin County Regional Railroad
      Authority 5.00% 12/1/31                         4,030,000       4,203,169
   Metropolitan Council Waste Water
      Treatment Series B 5.00% 12/1/21                1,200,000       1,291,068
   Minneapolis Library 5.00% 12/1/25                  1,500,000       1,589,070
   Ramsey County State Aid Series C
      5.00% 2/1/28                                    1,060,000       1,116,646
   St. Peter's Hospital Series A
      5.00% 9/1/24 (MBIA)                             1,905,000       2,002,117
   Todd Morrison Cass & Wadena Counties
      United Hospital District
      (Health Care Facilities-Lakewood)
      5.00% 12/1/21                                   2,000,000       2,081,140
      5.00% 12/1/34                                   1,000,000       1,021,260
      5.125% 12/1/24                                  1,000,000       1,043,660
                                                                  -------------
                                                                     15,373,910
                                                                  -------------

-/-Pre-Refunded Bonds - 9.24%
   Chaska Electric Revenue Series A
      6.00% 10/1/25-10                                1,000,000       1,104,040
   Little Canada Multifamily Housing Revenue
      Alternative Development (Montreal
      Courts Apartments Project) Series A
      6.10% 12/1/17-07                                1,270,000       1,308,760
      6.25% 12/1/27-07                                2,900,000       3,023,453
   Minneapolis Health Care System Revenue
      (Fairview Health Services) Series A
      5.625% 5/15/32-12                              11,525,000      12,851,183
   Minneapolis Tax Increment Revenue
      Series E 5.00% 3/1/13-09                        6,265,000       6,543,479
   Minnesota Agricultural & Economic
      Development Broad Revenue
      (Fairview Health Care System)
      Series A 6.375% 11/15/29-10                       485,000         545,591
   Minnesota Higher Education Facilities Series 4-1
      6.00% 10/1/12-06                                  980,000         994,739
      6.00% 10/1/16-06                                1,400,000       1,421,056
   Minnesota Public Facilities Authority Water
      Pollution Control Revenue
      Series A 5.00% 3/1/20-10                        3,000,000       3,166,710
      Series B 4.75% 3/1/19-09                        2,000,000       2,073,580
   Puerto Rico Public Buildings Authority
      Guaranteed Government Facilities
      Revenue Series D 5.25% 7/1/36-12                2,930,000       3,180,163
   Southern Minnesota Municipal Power
      Agency Supply System Revenue
      Series A 5.75% 1/1/18-16 (MBIA)                 1,000,000       1,068,730
                                                                  -------------
                                                                     37,281,484
                                                                  -------------

School District General Obligation Bonds - 10.20%
   Bloomington Independent School
      District #271 Series B 5.00% 2/1/17             5,300,000       5,540,143
   Cambridge Independent School
      District #911 Series A
      4.75% 2/1/30 (MBIA)                             1,035,000       1,064,166
   Farmington Independent School
      District #192 Capital Appreciation Series B
      5.00% 2/1/27 (FSA)                              6,705,000       7,113,401
     ^5.34% 2/1/21 (FSA)                              1,500,000         720,420
     ^5.422% 2/1/20 (FSA)                             1,650,000         836,798

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds
   (continued)
  ^Lakeville Independent School
      District #194 Capital Appreciation
      Series B 5.450% 2/1/19 (FSA)                  $ 8,000,000   $   4,197,920
   Lakeville Independent School
      District #194 Series A
      4.75% 2/1/22 (FSA)                              5,500,000       5,731,990
  ^Mahtomedi Independent School
      District #832 Capital Appreciation
      Series B 5.898% 2/1/14 (MBIA)                   1,540,000       1,130,144
   Prior Lake Independent School
      District #719 Series B 5.00% 2/1/19 (FSA)       3,145,000       3,390,027
 **Rockford Independent School
      District #883, Inverse Floater ROLs
      Series II-R-30-A 7.936% 2/1/23 (FSA)            3,510,000       4,014,352
  ^Rosemont Independent School
      District #196 Capital Appreciation Series B
      5.931% 4/1/11 (FSA)                             2,600,000       2,161,588
      5.96% 4/1/12 (FSA)                              1,850,000       1,474,598
      6.008% 4/1/13 (FSA)                             1,915,000       1,461,854
  ^Sartell Independent School
      District #748 Capital Appreciation Series B
      5.976% 2/1/13 (MBIA)                              540,000         412,285
      6.099% 2/1/15 (MBIA)                            1,075,000         753,134
      6.15% 2/1/16 (MBIA)                             1,750,000       1,172,500
                                                                  -------------
                                                                     41,175,320
                                                                  -------------

Single Family Housing Revenue Bonds - 1.09%
   Minnesota State Housing Finance Agency
      Single Family Mortgage
      Series A 5.30% 7/1/19                             635,000         665,601
      Series B 5.35% 1/1/33 (AMT)                     2,970,000       3,046,091
      Series J 5.90% 7/1/28 (AMT)                       525,000         542,640
   St. Louis Park Residential Mortgage
      Revenue Series A
      7.25% 4/20/23 (GNMA)                              128,000         128,099
                                                                  -------------
                                                                      4,382,431
                                                                  -------------

State General Obligation Bonds - 4.10%
   Minnesota State
      5.00% 11/1/20 (FSA)                             8,175,000       8,644,245
      5.00% 8/1/21                                    2,400,000       2,559,648
   Minnesota State Refunding Various
      Purposes 5.00% 6/1/13                           5,175,000       5,346,189
                                                                  -------------
                                                                     16,550,082
                                                                  -------------

Tax Increment/Special Assessment Bonds - 0.50%
   Minneapolis Tax Increment Revenue
      (St. Anthony Falls Project) 5.75% 2/1/27        1,000,000       1,021,310
   St. Paul Housing & Redevelopment
      Authority Tax Increment
      (Upper Landing Project)
      Series A 6.80% 3/1/29                           1,000,000       1,015,440
                                                                  -------------
                                                                      2,036,750
                                                                  -------------

Territorial General Obligation Bonds - 1.58%
   Puerto Rico Commonwealth Public
      Improvement Series A
      5.00% 7/1/34                                    4,500,000       4,637,430
      5.50% 7/1/19 (MBIA)                             1,500,000       1,738,380
                                                                  -------------
                                                                      6,375,810
                                                                  -------------

--------------------------------------------------------------------------------
                                                Delaware Tax-Free Minnesota Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Water & Sewer Revenue Bonds - 1.36%
**Minnesota Public Facilities Authority
      Water Pollution Control Revenue,
      Inverse Floater ROLs
      Series II-R-31 7.176% 3/1/18                  $ 5,000,000   $   5,509,550
                                                                  -------------
                                                                      5,509,550
                                                                  -------------
Total Municipal Bonds (cost $363,130,666)                           381,699,763
                                                                  -------------

                                                      Number of
                                                       Shares
--------------------------------------------------------------------------------
Short-Term Investments - 4.81%
--------------------------------------------------------------------------------
Money Market Instruments - 0.70%
   Federated Minnesota Municipal Cash Trust           2,823,937       2,823,937
                                                                  -------------
                                                                      2,823,937
                                                                  -------------

                                                     Principal
                                                      Amount
oVariable Rate Demand Notes - 4.11%
   Hennepin County
      Series A 3.05% 12/1/25 (SPA)                  $ 6,150,000       6,150,000
   Midwest Consortium of Municipal Utilities
      Revenue Series A (LOC - U.S. Bank N.A.)
      3.20% 1/1/25                                    2,000,000       2,000,000
   Minneapolis Convention Center
      Series A 3.05% 12/1/14 (SPA)                    1,570,000       1,570,000
      3.05% 12/1/18                                   1,200,000       1,200,000
   Minneapolis Guthrie Parking Ramp
      3.05% 12/1/33 (SPA)                             2,895,000       2,895,000
   Minneapolis Library 3.05% 12/1/32                  1,035,000       1,035,000
   Minneapolis Tax Increment Mill Quarter
      3.05% 3/1/32 (SPA)                              1,060,000       1,060,000
   Minnesota State Higher Education
      St. Catherine 3.15% 10/1/32                       700,000         700,000
                                                                  -------------
                                                                     16,610,000
                                                                  -------------

Total Short-Term Investments
   (cost $19,433,937)                                                19,433,937
                                                                  -------------
Total Market Value of Securities - 99.38%
   (cost $382,564,603)                                              401,133,700
Receivables and Other Assets
   Net of Liabilities - 0.62%                                         2,499,106
                                                                  -------------
Net Assets Applicable to 32,247,619
   Shares Outstanding - 100.00%                                   $ 403,632,806
                                                                  =============

Net Asset Value - Delaware Tax-Free Minnesota Fund Class A
   ($376,235,697 / 30,062,381 Shares)                             $       12.52
                                                                  -------------
Net Asset Value - Delaware Tax-Free Minnesota Fund Class B
   ($12,965,091 / 1,035,103 Shares)                               $       12.53
                                                                  -------------
Net Asset Value - Delaware Tax-Free Minnesota Fund Class C
   ($14,432,018 / 1,150,135 Shares)                               $       12.55
                                                                  -------------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 384,593,993
Undistributed net investment income                                     147,934
Accumulated net realized gain on investments                            321,782
Net unrealized appreciation of investments                           18,569,097
                                                                  -------------
Total net assets                                                  $ 403,632,806
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Options Long
SPA - Stand-by Purchase Agreement

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

** An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2006. See
      Note 7 in "Notes to Financial Statements."

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

@ Illiquid security. At February 28, 2006, the aggregate amount of illiquid securities equals $3,519,430, which represented 0.87% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)                                       $       12.52
Sales charge (4.50% of offering price) (B)                                 0.59
                                                                  -------------
Offering price                                                    $       13.11
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                        Delaware Tax-Free Minnesota Insured Fund
Statements                              February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 97.41%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 4.73%
   Minneapolis/St. Paul Metropolitan
      Airports Commission Revenue
      Series A 5.00% 1/1/22 (MBIA)                  $ 2,000,000   $   2,100,860
      Series A 5.125% 1/1/25 (FGIC)                     100,000         104,293
      Series C 5.125% 1/1/20 (FGIC)                   2,000,000       2,113,820
      Series C 5.25% 1/1/32 (FGIC)                    6,595,000       6,972,102
                                                                  -------------
                                                                     11,291,075
                                                                  -------------
Combined Utilities - 0.80%
   Shakopee Public Utilities Commission
      Revenue 5.125% 2/1/26 (MBIA)                    1,850,000       1,914,602
                                                                  -------------
                                                                      1,914,602
                                                                  -------------
Corporate-Backed Revenue Bonds - 0.77%
   Sartell Environmental Improvement
      Revenue (International Paper)
      Series A 5.20% 6/1/27                           1,800,000       1,843,002
                                                                  -------------
                                                                      1,843,002
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 0.80%
   Virgin Islands Public Finance Authority
      (Matching Fund Loan) Series A
      5.25% 10/1/22                                   1,785,000       1,919,607
                                                                  -------------
                                                                      1,919,607
                                                                  -------------
Electric & Gas Revenue Bonds - 6.44%
   Minnesota State Municipal Power Agency
      Series A 5.00% 10/1/34                          2,000,000       2,065,200
 **Northern Municipal Power Agency Electric
      System Revenue, Inverse Floater ROLs
      Series II-R-32 7.176% 1/1/13 (FSA)              4,585,000       5,172,201
   Puerto Rico Electric Power
      Authority Power Revenue
      Series GG 4.75% 9/1/21 (FSA)                    1,000,000       1,036,980
      Series OO 5.00% 7/1/13 (CIFG)                   3,640,000       3,942,848
   Southern Minnesota Municipal Power
      Agency Supply System Revenue
      Series A 5.25% 1/1/15 (AMBAC)                   1,500,000       1,660,185
   Western Minnesota Municipal Power
      Agency Series B 5.00% 1/1/15 (MBIA)             1,365,000       1,485,366
                                                                  -------------
                                                                     15,362,780
                                                                  -------------
Escrowed to Maturity Bonds - 17.43%
   Dakota/Washington Counties Housing &
      Redevelopment Authority Anoka
      Single Family Residential Mortgage
      Revenue 8.45% 9/1/19 (GNMA) (AMT)               9,000,000      12,985,200
   Dakota/Washington Counties Housing &
      Redevelopment Authority Bloomington
      Mortgage Single Family Residential
      Mortgage Revenue
      8.15% 9/1/16 (GNMA) (MBIA) (AMT)                  405,000         546,839
      8.375% 9/1/21 (GNMA) (FHA) (AMT)               14,115,000      20,769,093
   Southern Minnesota Municipal Power
      Agency Supply Revenue Series A
      5.75% 1/1/18                                    3,790,000       4,050,487
      5.75% 1/1/18 (AMBAC)                              670,000         716,049
   Western Minnesota Municipal Power
      Agency Supply Revenue Series A
      6.60% 1/1/10                                    1,650,000       1,766,127
      9.75% 1/1/16 (MBIA)                               530,000         772,507
                                                                  -------------
                                                                     41,606,302
                                                                  -------------

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds - 5.90%
   Minnesota State Colleges & Universities
      Revenue Fund
      Series A 5.00% 10/1/22 (FSA)                  $ 5,135,000   $   5,455,783
      Series A 5.00% 10/1/29 (MBIA)                   4,000,000       4,251,960
   Minnesota State Higher Education
      Facilities Authority Revenue
      (St. Catherine College) Series 5-N1
      5.00% 10/1/18                                   2,200,000       2,284,304
   St. Cloud Housing & Redevelopment
      Authority Revenue (State University
      Foundation Project) 5.00% 5/1/23                2,000,000       2,096,660
                                                                  -------------
                                                                     14,088,707
                                                                  -------------
Hospital Revenue Bonds - 16.58%
   Duluth Economic Development Authority
      Health Care Facilities Benedictine
      Health System (St. Mary's Hospital)
      5.25% 2/15/28                                   8,500,000       8,810,250
   Minneapolis Health Care System Revenue
      (Allina Health Systems)
      Series A 5.75% 11/15/32                         7,800,000       8,380,008
      (Fairview Health Services)
      Series D 5.00% 11/15/34 (AMBAC)                 8,250,000       8,664,645
   Minneapolis/St. Paul Housing &
      Redevelopment Authority
      Health Care Systems
      (Allina Health Systems)
      5.00% 11/15/13 (AMBAC)                          6,490,000       6,497,658
      (Healthpartners Obligation Group Project)
      5.625% 12/1/22                                    650,000         698,932
      5.875% 12/1/29                                  1,000,000       1,078,600
   Minnesota Agricultural & Economic
      Development Board Revenue
      (Fairview Health Care System)
      Series A 5.75% 11/15/26 (MBIA)                    180,000         189,504
   St. Louis Park Health Care Facilities
      Revenue (Park Nicollet Health Services)
      Series B 5.50% 7/1/25                           2,000,000       2,135,540
   St. Paul Housing & Redevelopment
      Authority Hospital Revenue
      (St. Paul/Ramsey Medical Center Project)
      5.50% 5/15/13 (AMBAC)                           1,000,000       1,001,620
   Willmar (Rice Memorial Hospital Project)
      5.00% 2/1/22 (FSA)                              1,000,000       1,060,250
      5.00% 2/1/25 (FSA)                              1,000,000       1,055,290
                                                                  -------------
                                                                     39,572,297
                                                                  -------------
Multifamily Housing Revenue Bonds - 5.63%
   Eagan Multifamily Revenue
      (Woodridge Apartments) Series A
      5.90% 8/1/20 (GNMA)                             1,000,000       1,033,180
   Hopkins Multifamily Revenue
      (Auburn Apartments Project)
      Series A 8.05% 6/20/31 (GNMA)                   3,790,000       3,931,708
   Minneapolis Multifamily Housing Revenue
      (Bottineau Commons Project)
      5.45% 4/20/43 (GNMA) (AMT)                      1,500,000       1,571,325
      (Seward Towers Project)
      5.00% 5/20/36 (GNMA)                            4,000,000       4,163,200

--------------------------------------------------------------------------------
                                        Delaware Tax-Free Minnesota Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Multifamily Housing Revenue Bonds (continued)
   Minnesota State Housing Finance Agency
      Rental Housing Revenue Series C-2
      5.95% 2/1/15 (AMBAC)                          $ 1,642,000   $   1,660,505
   White Bear Lake Multifamily Revenue
      (Lake Square) Series A
      5.875% 2/1/15 (FHA)                             1,055,000       1,088,222
                                                                  -------------
                                                                     13,448,140
                                                                  -------------
Municipal Lease Revenue Bonds - 5.26%
   Hopkins Housing & Redevelopment
      Authority Public Works and Fire Station
      Series A 5.00% 2/1/23 (MBIA)                    1,210,000       1,277,651
   Minneapolis Special School
      District #001 Series A
      5.00% 2/1/18 (FSA)                              1,545,000       1,638,704
      5.00% 2/1/19 (FSA)                              1,535,000       1,628,098
      5.00% 2/1/20 (FSA)                              1,690,000       1,788,831
   St. Paul Port Authority Lease Revenue
      (Cedar Street Office Building Project)
      5.125% 12/1/27                                  2,000,000       2,119,780
      5.25% 12/1/27                                   3,840,000       4,096,973
                                                                  -------------
                                                                     12,550,037
                                                                  -------------
Political Subdivision General Obligation
   Bonds - 0.56%
   Dakota County Community Development
      Agency Governmental Housing
      Development 5.00% 1/1/21                        1,275,000       1,336,366
                                                                  -------------
                                                                      1,336,366
                                                                  -------------
-/-Pre-Refunded Bonds - 7.90%
   Minneapolis Community Development
      Agency Supported Development
      Revenue Series G-3 5.45% 12/1/31-11             2,000,000       2,185,100
   Minneapolis Health Care System Revenue
      (Fairview Health Services) Series A
      5.625% 5/15/32-12                               5,400,000       6,021,378
   Minnesota Agricultural & Economic
      Development Board Revenue
      (Fairview Health Care System)
      Series A 5.75% 11/15/26-07 (MBIA)              10,070,000      10,653,758
                                                                  -------------
                                                                     18,860,236
                                                                  -------------
School District General Obligation Bonds - 22.03%
   Big Lake Independent School
      District #727 Series A
      5.00% 2/1/17 (FSA)                              1,040,000       1,088,672
      5.00% 2/1/20 (FSA)                              1,000,000       1,046,800
   Centennial Independent School
      District #012 Series A
      5.00% 2/1/18 (FSA)                              1,270,000       1,347,026
   Farmington Independent School
      District #192 Series B
      5.00% 2/1/27 (FSA)                              4,000,000       4,243,640
   Lakeville Independent School District #194
      Series A 4.75% 2/1/22 (FSA)                     2,350,000       2,449,123
   Morris Independent School District #769
      5.00% 2/1/24 (MBIA)                             4,875,000       5,234,873
   Mounds View Independent School
      District #621
      5.00% 2/1/20 (MBIA)                             2,970,000       3,143,686
      5.375% 2/1/24 (FGIC)                            6,170,000       6,622,013

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds
   (continued)
   Osseo Independent School District #279
      Series A 5.00% 2/1/21 (FSA)                   $ 3,570,000   $   3,775,489
   Robbinsdale Independent School
      District #281 5.00% 2/1/21 (FSA)                1,310,000       1,385,404
 **Rockford Independent School District #883,
      Inverse Floater ROLs Series II-R-30-B
      7.886% 2/1/21 (FSA)                             1,605,000       1,831,995
  ^Rosemount Independent School
      District #196 Series B
      5.80% 4/1/09 (FSA)                              1,860,000       1,669,796
      5.85% 4/1/10 (FSA)                              2,240,000       1,934,957
  ^Sauk Rapids Independent School
      District #047 Series B
      5.982% 2/1/15 (FSA)                             2,700,000       1,750,437
      6.083% 2/1/17 (FSA)                             2,245,000       1,280,930
 **South Washington County Independent
      School District #833,
      Inverse Floater ROLs Series II-R-34-A
      7.886% 2/1/20 (MBIA)                            3,440,000       3,944,992
      7.886% 2/1/21 (MBIA)                            3,645,000       4,180,086
   St. Michael Independent School District #885
      5.00% 2/1/20 (FSA)                              1,970,000       2,085,206
      5.00% 2/1/27 (FSA)                              3,435,000       3,589,609
                                                                  -------------
                                                                     52,604,734
                                                                  -------------
Single Family Housing Revenue Bonds - 0.14%
   Dakota County Housing & Redevelopment
      Authority Single Family Mortgage
      Revenue Series B 5.85% 10/1/30
      (GNMA) (FNMA) (AMT)                               328,000         336,731
                                                                  -------------
                                                                        336,731
                                                                  -------------
State General Obligation Bonds - 2.44%
   Minnesota State 5.00% 11/1/20 (FSA)                5,500,000       5,815,700
                                                                  -------------
                                                                      5,815,700
                                                                  -------------

Total Municipal Bonds (cost $216,165,822)                           232,550,316
                                                                  -------------

                                                     Number of
                                                       Shares
--------------------------------------------------------------------------------
Short-Term Investments - 1.57%
--------------------------------------------------------------------------------
Money Market Instruments - 0.30%
   Federated Minnesota Municipal Cash Trust             701,005         701,005
                                                                  -------------
                                                                        701,005
                                                                  -------------

                                                     Principal
                                                      Amount
oVariable Rate Demand Notes - 1.27%
   Midwest Consortium of Municipal Utilities
      Revenue Series A (LOC - U.S. Bank N.A.)
      3.20% 1/1/25                                  $ 1,900,000       1,900,000
   Minneapolis Convention Center Series A
      3.05% 12/1/14 (SPA)                             1,140,000       1,140,000
                                                                  -------------
                                                                      3,040,000
                                                                  -------------
Total Short-Term Investments
   (cost $3,741,005)                                                  3,741,005
                                                                  -------------

--------------------------------------------------------------------------------
                                        Delaware Tax-Free Minnesota Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 98.98%
   (cost $219,906,827)                                            $ 236,291,321
Receivables and Other Assets
   Net of Liabilities - 1.02%                                         2,435,781
                                                                  -------------

Net Assets Applicable to 21,800,442
   Shares Outstanding - 100.00%                                   $ 238,727,102
                                                                  =============

Net Asset Value - Delaware Tax-Free
   Minnesota Insured Fund Class A
   ($214,789,192 / 19,615,153 Shares)                             $       10.95
                                                                  -------------
Net Asset Value - Delaware Tax-Free
   Minnesota Insured Fund Class B
   ($11,487,928 / 1,050,054 Shares)                               $       10.94
                                                                  -------------
Net Asset Value - Delaware Tax-Free
   Minnesota Insured Fund Class C
   ($12,449,982 / 1,135,235 Shares)                               $       10.97
                                                                  -------------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 222,056,876
Accumulated net realized gain on investments                            285,732
Net unrealized appreciation of investments                           16,384,494
                                                                  -------------
Total net assets                                                  $ 238,727,102
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Option Longs

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

** An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2006. See
      Note 7 in "Notes to Financial Statements."

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Minnesota Insured Fund
Net asset value Class A (A)                                       $       10.95
Sales charge (4.50% of offering price) (B)                                 0.52
                                                                  -------------
Offering price                                                    $       11.47
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                   Delaware Tax-Free Minnesota Intermediate Fund
Statements                         February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 97.89%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 1.44%
   Minneapolis/St. Paul Metropolitan
      Airports Commission Series 14
      5.50% 1/1/11 (AMT)                            $   750,000   $     812,588
                                                                  -------------
                                                                        812,588
                                                                  -------------
Continuing Care/Retirement Revenue Bonds - 5.16%
   Apple Valley Economic Development
      Authority Health Care Revenue
      (Evercare Senior Living Projects)
      Series A 6.00% 12/1/25                            500,000         500,690
   Moorhead Economic Development
      Authority Multifamily Revenue
      (Eventide Lutheran Home Project)
      Series B 6.00% 6/1/18                           1,000,000       1,000,710
   Oakdale Elderly Housing Revenue
      (PHM/Oakdale, Inc. Project)
      5.75% 3/1/18                                    1,400,000       1,408,134
                                                                  -------------
                                                                      2,909,534
                                                                  -------------

Electric & Gas Revenue Bonds - 7.05%
   Chaska Electric Revenue (Generating
      Facilities) Series A 5.25% 10/1/25              1,000,000       1,069,930
   Laurentian Energy Authority I Cogeneration
      Revenue Series A 5.00% 12/1/21                    750,000         759,833
   Southern Minnesota Municipal Power
      Agency Supply System Revenue Series A
      5.00% 1/1/12 (AMBAC)                            1,000,000       1,071,210
      5.00% 1/1/13 (MBIA)                             1,000,000       1,077,580
                                                                  -------------
                                                                      3,978,553
                                                                  -------------

Escrowed to Maturity Bonds - 2.06%
   University of Minnesota Series A
      5.75% 7/1/16                                    1,000,000       1,164,020
                                                                  -------------
                                                                      1,164,020
                                                                  -------------

General Corporate Bonds - 1.92%
   Minneapolis Community Development
      Agency Supported Revenue Common
      Bond Fund Series 4 6.20% 6/1/17 (AMT)           1,055,000       1,080,816
                                                                  -------------
                                                                      1,080,816
                                                                  -------------

Higher Education Revenue Bonds - 4.79%
   Minnesota State Higher Education
      Facilities Authority Revenue
      (College of Art & Design)
      Series 5-D 6.625% 5/1/20                        1,000,000       1,080,770
      (University of St. Thomas)
      Series 5-Y 5.25% 10/1/19                          530,000         572,946
   St. Cloud Housing & Redevelopment
      Authority Revenue (State University
      Foundation Project) 5.00% 5/1/23                1,000,000       1,048,330
                                                                  -------------
                                                                      2,702,046
                                                                  -------------

Hospital Revenue Bonds - 15.08%
   Bemidji Hospital Facilities First Meeting
      Revenue (North Country Health
      Services) 5.00% 9/1/24 (RADIAN)                   500,000         520,260
   Glencoe Health Care Facilities Revenue
      (Glencoe Regional Health Services
      Project) 5.00% 4/1/20                           1,250,000       1,286,288
   Maple Grove Minnesota Health Care
      Facilities Revenue (North Memorial
      Health Care) 5.00% 9/1/29                       1,000,000       1,035,590

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   Minneapolis Health Care System Revenue
      (Allina Health Systems) Series A
      5.75% 11/15/32                                $ 1,500,000   $   1,611,539
   Minneapolis/St. Paul Housing &
      Redevelopment Authority Health
      Care System (Health Partners Obligation
      Group Project) 6.00% 12/1/17                    1,125,000       1,247,366
   St. Louis Park Health Care Facilities
      Revenue (Park Nicollet Health Services)
      Series B 5.50% 7/1/25                           1,500,000       1,601,654
   St. Paul Housing & Redevelopment
      Authority Hospital Revenue (Health
      East Project) Series B 5.85% 11/1/17            1,160,000       1,202,700
                                                                  -------------
                                                                      8,505,397
                                                                  -------------

Library/Museum Revenue Bonds - 4.19%
   Minneapolis Art Center Facilities Revenue
      (Walker Art Center Project)
      5.125% 7/1/21                                   2,250,000       2,361,488
                                                                  -------------
                                                                      2,361,488
                                                                  -------------
Multifamily Housing Revenue Bonds - 4.57%
   Minneapolis Multifamily Housing Revenue
      (Trinity Apartments-Section 8)
      Series A 6.75% 5/1/21                           1,885,000       1,946,923
  @Park Rapids Multifamily Revenue
      (The Court Apartments Project-Section 8)
      6.05% 8/1/12                                      655,000         627,922
                                                                  -------------
                                                                      2,574,845
                                                                  -------------

Municipal Lease Revenue Bonds - 4.00%
   Edina Housing & Redevelopment Authority
      Public Project Revenue (Appropriate
      Lease Obligation) 5.125% 2/1/19                 1,000,000       1,055,930
   Hibbing Economic Development Authority
      Revenue (Hibbing Lease Obligation)
      6.10% 2/1/08                                      285,000         288,662
   Virginia Housing & Redeveloping Authority
      Health Care Facility Lease Revenue
      5.25% 10/1/25                                     880,000         911,830
                                                                  -------------
                                                                      2,256,422
                                                                  -------------

Political Subdivision General Obligation
   Bonds - 8.63%
   Dakota County Capital Improvement
      Series A 4.75% 2/1/17                           1,000,000       1,040,680
   Dakota County Community Development
      Agency Governmental Housing
      Refunding (Senior Housing Facilities)
      Series A 5.00% 1/1/22                           1,150,000       1,225,613
   Hennepin County Series B 4.75% 12/1/14             1,000,000       1,042,930
   Ramsey County (Capital Improvement Plan)
      Series B 5.25% 2/1/11                           1,445,000       1,561,163
                                                                  -------------
                                                                      4,870,386
                                                                  -------------

-/-Pre-Refunded Bonds - 4.43%
   Minneapolis Health Care System Revenue
      (Fairview Health Services) Series A
      5.625% 5/15/32-12                               1,750,000       1,951,373
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series D 5.25% 7/1/38-12                          500,000         545,050
                                                                  -------------
                                                                      2,496,423
                                                                  -------------

--------------------------------------------------------------------------------
                                   Delaware Tax-Free Minnesota Intermediate Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds - 23.20%
   Big Lake Independent School
      District #727 Series C
      5.00% 2/1/16 (FSA)                            $ 1,180,000   $   1,250,694
      5.00% 2/1/17 (FSA)                              1,000,000       1,054,100
   Centennial Independent School
      District #012 Series A
      5.00% 2/1/18 (FSA)                              1,000,000       1,060,650
      5.00% 2/1/20 (FSA)                                750,000         795,488
   Hopkins Independent School
      District #270 5.125% 2/1/17 (FGIC)              2,000,000       2,134,439
   Moorhead Independent School
      District #152 5.00% 4/1/10 (FGIC)               2,585,000       2,736,092
   Osseo Independent School District #279
      Series A 5.00% 2/1/21 (FSA)                     1,500,000       1,586,340
   South Washington County Independent
      School District #833 Series B
      5.00% 2/1/16 (FSA)                              1,560,000       1,660,308
   St. Paul Independent School
      District #625 Series B
      5.00% 2/1/20 (FSA)                                750,000         809,018
                                                                  -------------
                                                                     13,087,129
                                                                  -------------

Single Family Housing Revenue Bonds - 2.41%
   Minnesota State Housing Finance Agency
      Residential Housing Series I
      5.10% 7/1/20 (AMT)                                845,000         872,040
   Minnesota State Housing Finance Agency
      Single Family Mortgage Series J
      5.90% 7/1/28 (AMT)                                470,000         485,792
                                                                  -------------
                                                                      1,357,832
                                                                  -------------

State General Obligation Bonds - 7.03%
   Minnesota State 5.00% 8/1/21                       2,550,000       2,719,626
   Minnesota State Refunding & Variable
      Purpose 5.00% 11/1/16                           1,200,000       1,246,620
                                                                  -------------
                                                                      3,966,246
                                                                  -------------

Territorial General Obligation Bonds - 1.93%
  oPuerto Rico Public Finance Corporation
      Commonwealth Appropriation Series A
      (LOC - Puerto Rico Government Bank)
      5.75% 8/1/27                                    1,000,000       1,087,510
                                                                  -------------
                                                                      1,087,510
                                                                  -------------

Total Municipal Bonds (cost $53,153,954)                             55,211,235
                                                                  -------------

                                                     Number of
                                                       Shares
--------------------------------------------------------------------------------
Short-Term Investments - 1.91%
--------------------------------------------------------------------------------
Money Market Instruments - 1.91%
   Federated Minnesota Municipal Cash Trust           1,080,553       1,080,553
                                                                  -------------

Total Short-Term Investments (cost $1,080,553)                        1,080,553
                                                                  -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 99.80%
   (cost $54,234,507)                                             $  56,291,788
Receivables and Other Assets
   Net of Liabilities - 0.20%                                           111,609
                                                                  -------------

Net Assets Applicable to 5,181,055 Shares
   Outstanding - 100.00%                                          $  56,403,397
                                                                  =============

Net Asset Value - Delaware Tax-Free Minnesota
   Intermediate Fund Class A
   ($49,293,177 / 4,529,063 Shares)                               $       10.88
                                                                  -------------

Net Asset Value - Delaware Tax-Free Minnesota
   Intermediate Fund Class B
   ($2,206,611 / 202,239 Shares)                                  $       10.91
                                                                  -------------

Net Asset Value - Delaware Tax-Free Minnesota
   Intermediate Fund Class C
   ($4,903,609 / 449,753 Shares)                                  $       10.90
                                                                  -------------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $  55,733,282
Accumulated net realized loss on investments                         (1,387,166)
Net unrealized appreciation of investments                            2,057,281
                                                                  -------------
Total net assets                                                  $  56,403,397
                                                                  =============

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

@ Illiquid security. At February 28, 2006, the aggregate amount of illiquid securities equals $627,922, which represented 1.11% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FGIC -Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)                                       $       10.88
Sales charge (2.75% of offering price) (B)                                 0.31
                                                                  -------------
Offering price                                                    $       11.19
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                               Delaware Minnesota High-Yield Municipal Bond Fund
Statements                     February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 95.63%
--------------------------------------------------------------------------------
Airline Revenue Bonds - 0.67%
 ++Minneapolis/St. Paul Metropolitan Airports
      Commission Special Facilities Revenue
      (Northwest Airlines, Inc. Project)
      Series A 7.00% 4/1/25 (AMT)                   $ 1,000,000   $     678,150
                                                                  -------------
                                                                        678,150
                                                                  -------------
Airport Revenue Bonds - 2.07%
   Minneapolis/St. Paul Metropolitan Airports
      Commission Revenue Series A
      5.00% 1/1/28 (MBIA)                             2,000,000       2,083,920
                                                                  -------------
                                                                      2,083,920
                                                                  -------------
Continuing Care/Retirement Revenue Bonds - 17.34%
   Apple Valley Economic Development
      Authority Health Care Revenue
      (Augustanna Home St. Paul Project)
      Series A 5.80% 1/1/30                           1,000,000       1,002,880
      (Evercare Senior Living Project)
      Series A 6.125% 6/1/35                          1,000,000         995,170
   Buhl Nursing Home Revenue
      (Forest Health Services Project)
      Series A 6.75% 8/1/33                           1,000,000       1,042,680
   Detroit Lakes Housing & Health Facilities
      Revenue Refunding (Mankato Lutheran
      Homes) Series D 5.50% 8/1/21                      500,000         506,035
   Mahtomedi Senior Housing Revenue
      (St. Andrews Village Project)
      5.75% 12/1/40                                   1,000,000       1,005,010
   Minneapolis Health Care Facilities Revenue
      (Augustana Chapel View Homes)
      Series D 5.75% 6/1/29                           1,000,000       1,021,930
      (Jones-Harrison Residence Project)
      5.60% 10/1/30                                   1,500,000       1,501,124
   Minnesota Agriculture & Economic
      Development Board Revenue
      (Benedictine Health Systems)
      5.75% 2/1/29                                    1,000,000       1,012,110
   Moorhead Economic Development
      Authority Multifamily Revenue
      (Eventide Lutheran Home Project)
      Series B 6.00% 6/1/18                             870,000         870,618
   Northfield Health Care Facilities Revenue
      (Northfield Retirement Center Project)
      Series A 6.00% 5/1/28                           1,000,000       1,000,330
   Oakdale Elderly Housing Revenue
      (PHM/Oakdale, Inc. Project)
      6.00% 3/1/28                                    1,800,000       1,810,439
   Owatonna Senior Housing Revenue
      (Senior Living Project) Series A
      5.80% 10/1/29                                     400,000         400,732
      6.00% 4/1/41                                    1,250,000       1,261,688
   Rochester Multifamily Revenue
      (Wedum Shorewood Campus Project)
      6.60% 6/1/36                                      990,000       1,023,215
   Shoreview Elderly Housing Revenue
      (PHM/Shoreview Inc. Project)
      6.15% 12/1/33                                   1,250,000       1,285,700
   Twin Valley Congregate Housing Revenue
      (Living Options, Inc. Project)
      5.95% 11/1/28                                   1,825,000       1,688,307
                                                                  -------------
                                                                     17,427,968
                                                                  -------------

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Corporate-Backed Revenue Bonds - 3.50%
   Cloquet Pollution Control Revenue
      (Potlatch Corp. Project) 5.90% 10/1/26        $ 1,700,000   $   1,722,253
   Sartell Environmental Improvement
      Revenue (International Paper)
      Series A 5.20% 6/1/27                           1,750,000       1,791,808
                                                                  -------------
                                                                     13,514,061
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 1.07%
   Virgin Islands Public Finance Authority
      Revenue (Matching Fund Loan)
      Series A 5.25% 10/1/24                          1,000,000       1,072,430
                                                                  -------------
                                                                      1,072,430
                                                                  -------------
Electric & Gas Revenue Bonds - 8.84%
   Chaska Electric Revenue (Generating
      Facilities) Series A 5.25% 10/1/25              1,000,000       1,069,930
   Laurentian Energy Authority I Cogeneration
      Revenue Series A 5.00% 12/1/21                  1,750,000       1,772,943
   Minnesota State Municipal Power Agency
      Electric Revenue
      5.00% 10/1/35                                   1,000,000       1,035,410
      Series A 5.00% 10/1/34                          2,750,000       2,839,650
   Puerto Rico Electric Power Authority Power
      Revenue Series II 5.25% 7/1/31                  1,000,000       1,057,920
   Southern Minnesota Municipal Power
      Agency Supply System Revenue
      Series A 5.25% 1/1/16 (AMBAC)                   1,000,000       1,112,430
                                                                  -------------
                                                                      8,888,283
                                                                  -------------
Higher Education Revenue Bonds - 4.68%
   Minnesota State Higher Education
      Facilities Authority Revenue
      (Augsburg College)
      Series 6-C 5.00% 5/1/23                           700,000         726,341
      (College of Art & Design)
      Series 5-D 6.75% 5/1/26                           500,000         541,990
      (St. Catherine College)
      Series 5-N1 5.375% 10/1/32                      2,000,000       2,104,020
      (University St. Thomas)
      Series 6-I 5.00% 4/1/23                         1,250,000       1,328,350
                                                                  -------------
                                                                      4,700,701
                                                                  -------------
Hospital Revenue Bonds - 21.38%
   Bermidji Health Care Facilities First Meeting
      Revenue (North Country Health Services)
      5.00% 9/1/31 (RADIAN)                           2,500,000       2,586,949
   Duluth Economic Development Authority
      Health Care Facilities Revenue
      Benedictine Health System
      (St. Mary's Hospital) 5.25% 2/15/33             2,250,000       2,324,588
   Glencoe Health Care Facilities Revenue
      (Glencoe Regional Health Services
      Project) 5.00% 4/1/31                           1,100,000       1,103,542
   Maple Grove Health Care Facilities
      Revenue (North Memorial Health Care)
      5.00% 9/1/35                                    3,590,000       3,689,837
   Minneapolis Health Care System Revenue
      (Allina Health Systems)
      Series A 5.75% 11/15/32                         2,000,000       2,148,720
      (Fairview Health Services)
      Series D 5.00% 11/15/34 (AMBAC)                 1,000,000       1,050,260

--------------------------------------------------------------------------------
                               Delaware Minnesota High-Yield Municipal Bond Fund
Statements
--------------------------------------------------------------------------------
     OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   Minneapolis/St. Paul Housing &
      Redevelopment Authority Health Care
      System (Health Partners Obligation
      Group Project) 6.00% 12/1/17                  $ 1,125,000   $   1,247,366
   Shakopee Health Care Facilities Revenue
      (St. Francis Regional Medical Center)
      5.25% 9/1/34                                    1,000,000       1,031,970
   St. Louis Park Health Care Facilities
      Revenue (Park Nicollet Health Services)
      Series B 5.25% 7/1/30                           1,000,000       1,039,280
   St. Paul Housing & Redevelopment
      Authority Hospital Revenue
      (Health East Project)
      6.00% 11/15/25                                  1,000,000       1,090,180
      Series A 5.70% 11/1/15                            800,000         828,664
      Series B 5.85% 11/1/17                            250,000         259,203
   Stillwater Health Care Revenue
      5.00% 6/1/25                                    2,000,000       2,064,960
      5.00% 6/1/35                                    1,000,000       1,020,580
                                                                  -------------
                                                                     21,486,099
                                                                  -------------
Multifamily Housing Revenue Bonds - 14.62%
   Chanhassen Multifamily Housing Revenue
      (Heritage Park Apartments
      Project-Section 8)
      6.20% 7/1/30 (FHA) (AMT)                          300,000         308,745
   Chaska Multifamily Housing Revenue
      (West Suburban Housing Partners
      Project) 5.875% 3/1/31 (AMT)                    1,000,000         911,230
  @Hutchinson Multifamily Housing Revenue
      (Evergreen Apartments Project-Section 8)
      5.75% 11/1/28                                   2,000,000       1,866,840
   Minneapolis Multifamily Housing Revenue
      (Grant Street Apartments Project)
      Series A 7.25% 11/1/29                          2,085,000       2,134,664
      (Olson Townhomes Project)
      6.00% 12/1/19 (AMT)                             1,555,000       1,555,342
      (Trinity Apartments-Section 8)
      Series A 6.75% 5/1/21                             690,000         712,667
   Minnesota State Housing Finance Agency
      Rental Housing
      Series A 4.875% 8/1/24 (AMT)                      585,000         595,185
      Series A-1 5.00% 8/1/40 (AMT)                   1,000,000       1,005,410
   St. Anthony Multifamily Housing Revenue
      (Chandler Place Project) Series A
      6.05% 11/20/16 (GNMA) (FHA)                       135,000         138,453
   St. Cloud Housing & Redevelopment
      Authority Revenue (Sterling Heights
      Apartments Project) 7.55% 4/1/39 (AMT)            530,000         554,544
   St. Paul Housing & Redevelopment
      Authority Multifamily Housing Revenue
      (Selby Grotto Housing Project)
      5.50% 9/20/44 (GNMA) (FHA) (AMT)                  750,000         770,873
   Stillwater Multifamily Revenue
      (Stillwater Cottages Project)
      Series A 6.75% 11/1/11                            205,000         210,765
      Series A 7.00% 11/1/27                            340,000         349,268
      7.00% 11/1/16 (AMT)                               680,000         699,040

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Multifamily Housing Revenue Bonds (continued)
   Washington County Housing &
      Redevelopment Authority
      Governmental Revenue
      (Briar Pond Project)
      Series B 7.125% 8/20/34                       $   845,000   $     788,301
      (Woodland Park Apartments Project)
      4.70% 10/1/32                                   2,075,000       2,085,894
                                                                  -------------
                                                                     14,687,221
                                                                  -------------
Municipal Lease Revenue Bonds - 2.61%
   Andover Economic Development Authority
      Public Facilities Lease Revenue
      (Andover Community Center)
      5.20% 2/1/34                                    1,000,000       1,041,120
   Hibbing Economic Development Authority
      Revenue (Hibbing Lease Obligation
      Project) 6.40% 2/1/12                             530,000         530,710
   St. Paul Port Authority Lease Revenue
      (Robert Street Office Building Project)
      5.00% 12/1/27                                   1,000,000       1,054,130
                                                                  -------------
                                                                      2,625,960
                                                                  -------------
Political Subdivision General Obligation
   Bonds - 4.26%
   Metropolitan Council Waste Water
      Treatment Series B 5.00% 12/1/21                  500,000         537,945
   Moorhead Series B 5.00% 2/1/33 (MBIA)                750,000         789,293
   Perham Disposal System
      6.00% 5/1/22 (AMT)                              1,500,000       1,593,840
   Todd Morrison Cass & Wadena Counties
      United Hospital District
      (Health Care Facilities-Lakewood)
      5.00% 12/1/21                                     610,000         634,748
      5.125% 12/1/24                                    205,000         213,950
      5.25% 12/1/26                                     490,000         513,613
                                                                  -------------
                                                                      4,283,389
                                                                  -------------
-/-Pre-Refunded Bonds - 7.00%
   Little Canada Multifamily Housing Revenue
      Alternative Development (Montreal
      Courts Apartments Project)
      Series A 6.25% 12/1/27-07                       1,250,000       1,303,213
   Minneapolis Community Development
      Agency Supported Development
      Revenue Series G-3 5.45% 12/1/31-11             1,000,000       1,092,550
   Minneapolis Health Care System Revenue
      (Fairview Health Services)
      Series A 5.625% 5/15/32-12                      2,000,000       2,230,139
   Perham Hospital District Senior
      Congregate Housing Facilities Revenue
      (Briarwood Project) 6.25% 2/1/22-07               620,000         644,403
   Puerto Rico Commonwealth Highway &
      Transportation Authority Transportation
      Revenue Series D 5.25% 7/1/38-12                1,500,000       1,635,150
   Rice County Certificates of Participation
      Series A 6.00% 12/1/21-06                         125,000         127,479
                                                                  -------------
                                                                      7,032,934
                                                                  -------------
School District General Obligation Bonds - 2.90%
   Farmington Independent School
      District #192 Series B
      5.00% 2/1/27 (FSA)                              1,000,000       1,060,910

--------------------------------------------------------------------------------
                               Delaware Minnesota High-Yield Municipal Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds
   (continued)
   Lakeville Independent School
      District #194 Series A
      4.75% 2/1/22 (FSA)                            $ 1,000,000   $   1,042,180
   St. Paul Independent School District #625
      Series B 5.00% 2/1/20 (FSA)                       750,000         809,018
                                                                  -------------
                                                                      2,912,108
                                                                  -------------
Single Family Housing Revenue Bonds - 0.80%
   Minnesota State Housing Finance Agency
      Single Family Mortgage
      Series E 6.25% 1/1/23 (AMT)                        15,000          15,317
      Series J 5.90% 7/1/28 (AMT)                       730,000         754,528
      Series M 5.875% 1/1/17                             30,000          30,186
                                                                  -------------
                                                                        800,031
                                                                  -------------
State General Obligation Bonds - 1.07%
 **Minnesota State Inverse Floater ROLs
      6.821% 11/1/17                                  1,000,000       1,076,080
                                                                  -------------
                                                                      1,076,080
                                                                  -------------
Tax Increment/Special Assessment Bonds - 2.31%
   Minneapolis Tax Increment Revenue
      (Ivory Tower Project) 5.70% 2/1/29                785,000         795,896
   Minneapolis Tax Increment Revenue
      Refunding (St. Anthony Falls Project)
      5.65% 2/1/27                                      500,000         507,210
   St. Paul Housing & Redevelopment
      Authority Tax Increment (Upper Landing
      Project) Series A 6.80% 3/1/29                  1,000,000       1,015,440
                                                                  -------------
                                                                      2,318,546
                                                                  -------------
Territorial General Obligation Bonds - 0.51%
   Puerto Rico Commonwealth Public
      Improvement Series A 5.00% 7/1/34                 500,000         515,270
                                                                  -------------
                                                                        515,270
                                                                  -------------

Total Municipal Bonds (cost $93,760,379)                             96,103,151
                                                                  -------------

                                                      Number of
                                                       Shares
--------------------------------------------------------------------------------
Short-Term Investments - 4.92%
--------------------------------------------------------------------------------
Money Market Instruments - 1.14%
   Federated Minnesota Municipal Cash Trust           1,141,494       1,141,494
                                                                  -------------
                                                                      1,141,494
                                                                  -------------

                                                     Principal
                                                      Amount
oVariable Rate Demand Notes - 3.78%
   Eagan Revenue Anticipation Notes
      3.23% 5/30/12                                 $   800,000         800,000
   Hennepin County Series A
      3.05% 12/1/25 (SPA)                             1,000,000       1,000,000
   Minneapolis Convention Center
      Series A 3.05% 12/1/14 (SPA)                    1,000,000       1,000,000
   Minneapolis Guthrie Parking Ramp
      3.05% 12/1/33 (SPA)                             1,000,000       1,000,000
                                                                  -------------
                                                                      3,800,000
                                                                  -------------

Total Short-Term Investments (cost $4,941,494)                        4,941,494
                                                                  -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 100.55%
   (cost $98,701,873)                                             $ 101,044,645
Liabilities Net of Receivables and Other
   Assets - (0.55%)                                                    (548,792)
                                                                  -------------

Net Assets Applicable to 9,556,444
   Shares Outstanding - 100.00%                                   $ 100,495,853
                                                                  =============
Net Asset Value - Delaware Minnesota High-Yield
   Municipal Bond Fund Class A
   ($71,510,735 / 6,803,558 Shares)                               $       10.51
                                                                  -------------
Net Asset Value - Delaware Minnesota High-Yield
   Municipal Bond Fund Class B
   ($10,554,463 / 1,002,507 Shares)                               $       10.53
                                                                  -------------
Net Asset Value - Delaware Minnesota High-Yield
   Municipal Bond Fund Class C
   ($18,430,655 / 1,750,379 Shares)                               $       10.53
                                                                  -------------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 100,491,739
Undistributed net investment income                                         294
Accumulated net realized loss on investments                         (2,338,952)
Net unrealized appreciation of investments                            2,342,772
                                                                  -------------
   Total net assets                                               $ 100,495,853
                                                                  =============

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

** An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2006. See
      Note 7 in "Notes to Financial Statements."

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

++    Non-income producing security. Security is currently in default.

@ Illiquid security. At February 28, 2006, the aggregate amount of illiquid securities equals $1,866,840, which represented 1.86% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs
SPA - Stand-by Purchase Agreement

Net Asset Value and Offering Price per Share -
   Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)                                       $       10.51
Sales charge (4.50% of offering price) (B)                                 0.50
                                                                  -------------
Offering price                                                    $       11.01
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

--------------------------------------------------------------------------------
                                  Delaware Minnesota Municipal Bond Funds
Statements                        Six Months Ended February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

                                                            Delaware          Delaware            Delaware            Delaware
                                                            Tax-Free     Tax-Free Minnesota  Tax-Free Minnesota Minnesota High-Yield
                                                         Minnesota Fund     Insured Fund      Intermediate Fund  Municipal Bond Fund
Investment Income:
   Interest                                                $ 9,901,604      $ 5,865,041           $ 1,349,168       $ 2,380,977
                                                           -----------      -----------           -----------       -----------
Expenses:
   Management fees                                           1,079,278          598,997               146,048           255,488
   Distribution expenses -- Class A                            456,784          270,135                63,239            81,918
   Distribution expenses -- Class B                             62,643           58,156                12,630            52,080
   Distribution expenses -- Class C                             70,990           59,790                26,598            83,567
   Dividend disbursing and transfer agent fees and
   expenses                                                    102,042           68,812                19,493            29,566
   Accounting and administration expenses                       78,493           47,920                11,684            18,581
   Legal and professional fees                                  30,456           22,140                 9,313            11,324
   Registration fees                                            17,000           15,425                 7,970             6,750
   Trustees' fees                                               11,274            6,822                 1,654             2,675
   Reports and statements to shareholders                       10,876           12,265                 5,366             4,977
   Custodian fees                                                8,049            5,257                 1,541             2,917
   Insurance fees                                                5,482            2,451                   538             1,472
   Pricing fees                                                  2,007            1,058                   644             1,225
   Taxes (other than taxes on income)                              779              537                   230               179
   Other                                                         9,925            6,129                 2,142             1,367
                                                           -----------      -----------           -----------       -----------
                                                             1,946,078        1,175,894               309,090           554,086
   Less expenses absorbed or waived                             (7,560)         (20,556)              (30,872)          (39,484)
   Less waived distribution expenses -- Class A                     --               --               (25,296)               --
   Less expense paid indirectly                                 (1,685)            (231)                 (429)              (33)
                                                           -----------      -----------           -----------       -----------
   Total operating expenses                                  1,936,833        1,155,107               252,493           514,569
                                                           -----------      -----------           -----------       -----------
Net Investment Income                                        7,964,771        4,709,934             1,096,675         1,866,408
                                                           -----------      -----------           -----------       -----------

Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments                     424,079         (108,140)             (112,049)           34,629
   Net change in unrealized appreciation/depreciation of
   investments                                              (4,977,425)      (2,971,577)             (594,726)         (816,753)
                                                           -----------      -----------           -----------       -----------
Net Realized and Unrealized Loss on Investments             (4,553,346)      (3,079,717)             (706,775)         (782,124)
                                                           -----------      -----------           -----------       -----------

Net Increase in Net Assets Resulting from Operations       $ 3,411,425      $ 1,630,217           $   389,900       $ 1,084,284
                                                           ===========      ===========           ===========       ===========

See accompanying notes

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                                                    Delaware Tax-Free      Delaware Tax-Free Minnesota
                                                                      Minnesota Fund                Insured Fund

                                                                Six Months        Year      Six Months         Year
                                                                   Ended         Ended         Ended          Ended
                                                                  2/28/06       8/31/05       2/28/06        8/31/05
                                                                (Unaudited)                 (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                       $  7,964,771  $ 15,842,204  $  4,709,934  $    10,006,289
   Net realized gain (loss) on investments                          424,079       521,727      (108,140)         483,566
   Net change in unrealized appreciation/depreciation of
      investments                                                (4,977,425)    6,325,529    (2,971,577)       2,576,840
                                                               ------------  ------------  ------------  ---------------
   Net increase in net assets resulting from operations           3,411,425    22,689,460     1,630,217       13,066,695
                                                               ------------  ------------  ------------  ---------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                    (7,591,083)  (14,918,426)   (4,304,924)      (9,106,255)
      Class B                                                      (213,089)     (468,436)     (188,284)        (438,591)
      Class C                                                      (240,881)     (416,235)     (193,003)        (415,840)

   Net realized gain on investments:
      Class A                                                      (767,541)   (4,220,929)     (438,581)      (1,001,479)
      Class B                                                       (26,047)     (174,978)      (23,729)         (62,572)
      Class C                                                       (29,894)     (135,698)      (24,664)         (55,205)
                                                               ------------  ------------  ------------  ---------------
                                                                 (8,868,535)  (20,334,702)   (5,173,185)     (11,079,942)
                                                               ------------  ------------  ------------  ---------------
Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                    26,744,754    32,762,383     3,399,998       13,305,078
      Class B                                                       644,827     1,032,796       236,508          762,589
      Class C                                                     2,299,782     4,082,514     1,132,490        2,220,317

   Net asset value of shares issued upon reinvestment
      of dividends and distributions:
      Class A                                                     5,473,155    12,557,067     3,273,057        6,840,725
      Class B                                                       153,532       421,984       164,340          389,371
      Class C                                                       212,631       431,656       154,788          323,100
                                                               ------------  ------------  ------------  ---------------
                                                                 35,528,681    51,288,400     8,361,181       23,841,180
                                                               ------------  ------------  ------------  ---------------
   Cost of shares repurchased:
      Class A                                                   (15,385,525)  (31,030,615)  (15,357,614)     (22,291,529)
      Class B                                                      (467,921)   (3,294,771)   (1,075,329)      (3,218,588)
      Class C                                                    (1,857,497)   (1,444,705)     (934,703)      (2,404,134)
                                                               ------------  ------------  ------------  ---------------
                                                                (17,710,943)  (35,770,091)  (17,367,646)     (27,914,251)
                                                               ------------  ------------  ------------  ---------------
Increase (decrease) in net assets derived from capital
   share transactions                                            17,817,738    15,518,309    (9,006,465)      (4,073,071)
                                                               ------------  ------------  ------------  ---------------
Net Increase (Decrease) in Net Assets                            12,360,628    17,873,067   (12,549,433)      (2,086,318)

Net Assets:
   Beginning of period                                          391,272,178   373,399,111   251,276,535      253,362,853
                                                               ------------  ------------  ------------  ---------------
   End of period                                               $403,632,806  $391,272,178  $238,727,102  $   251,276,535
                                                               ============  ============  ============  ===============

   Undistributed net investment income                         $    147,934  $    147,934  $         --  $            --

See accompanying notes

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       Delaware Tax-Free        Delaware Minnesota High-Yield
                                                                  Minnesota Intermediate Fund        Municipal Bond Fund

                                                                    Six Months        Year        Six Months        Year
                                                                      Ended          Ended          Ended          Ended
                                                                     2/28/06        8/31/05        2/28/06        8/31/05
                                                                   (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                          $  1,096,675  $   2,350,094   $  1,866,408  $     3,196,642
   Net realized gain (loss) on investments                            (112,049)       799,234         34,629           26,471
   Net change in unrealized appreciation/depreciation of
      investments                                                     (594,726)      (107,313)      (816,753)       2,717,449
                                                                  ------------  -------------   ------------  ---------------
   Net increase in net assets resulting from operations                389,900      3,042,015      1,084,284        5,940,562
                                                                  ------------  -------------   ------------  ---------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                         (978,723)    (2,063,392)    (1,386,136)      (2,292,733)
      Class B                                                          (37,941)       (85,793)      (180,751)        (419,856)
      Class C                                                          (80,029)      (200,891)      (290,212)        (482,033)
                                                                  ------------  -------------   ------------  ---------------
                                                                    (1,096,693)    (2,350,076)    (1,857,099)      (3,194,622)
                                                                  ------------  -------------   ------------  ---------------
Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                        2,049,924      8,856,040     12,589,768       22,657,439
      Class B                                                           10,970         46,423      1,110,843        1,226,522
      Class C                                                          566,681        735,412      3,715,184        5,727,603

   Net asset value of shares issued upon reinvestment of
      dividends and distributions:
      Class A                                                          727,318      1,526,786        850,359        1,387,489
      Class B                                                           28,689         62,528        116,998          256,713
      Class C                                                           60,182        157,534        201,188          291,405
                                                                  ------------  -------------   ------------  ---------------
                                                                     3,443,764     11,384,723     18,584,340       31,547,171
                                                                  ------------  -------------   ------------  ---------------
   Cost of shares repurchased:
      Class A                                                       (5,838,734)   (15,027,594)    (5,188,387)      (4,758,836)
      Class B                                                         (608,658)      (550,863)    (1,079,982)      (3,831,970)
      Class C                                                       (1,650,808)    (2,157,860)    (1,163,753)      (2,120,433)
                                                                  ------------  -------------   ------------  ---------------
                                                                    (8,098,200)   (17,736,317)    (7,432,122)     (10,711,239)
                                                                  ------------  -------------   ------------  ---------------
Increase (decrease) in net assets derived from capital
    share transactions                                              (4,654,436)    (6,351,594)    11,152,218       20,835,932
                                                                  ------------  -------------   ------------  ---------------
Net Increase (Decrease) in Net Assets                               (5,361,229)    (5,659,655)    10,379,403       23,581,872

Net Assets:
   Beginning of period                                              61,764,626     67,424,281     90,116,450       66,534,578
                                                                  ------------  -------------   ------------  ---------------
   End of period                                                  $ 56,403,397  $  61,764,626   $100,495,853   $   90,116,450
                                                                  ============  =============   ============  ===============

   Undistributed net investment income                            $         --  $          --   $        294  $            --

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free Minnesota Fund Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                            Year Ended
                                                             2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)   8/31/01
                                                            (Unaudited)
Net asset value, beginning of period                         $ 12.690     $ 12.620   $ 12.450   $ 12.610     $ 12.570   $ 12.120

Income (loss) from investment operations:
Net investment income                                           0.254        0.527      0.590      0.622        0.634      0.615
Net realized and unrealized gain (loss) on investments         (0.141)       0.222      0.348     (0.148)       0.037      0.450
                                                             --------     --------   --------   --------     --------   --------
Total from investment operations                                0.113        0.749      0.938      0.474        0.671      1.065
                                                             --------     --------   --------   --------     --------   --------

Less dividends and distributions from:
Net investment income                                          (0.257)      (0.526)    (0.600)    (0.625)      (0.631)    (0.615)
Net realized gain on investments                               (0.026)      (0.153)    (0.168)    (0.009)          --         --
                                                             --------     --------   --------   --------     --------   --------
Total dividends and distributions                              (0.283)      (0.679)    (0.768)    (0.634)      (0.631)    (0.615)
                                                             --------     --------   --------   --------     --------   --------

Net asset value, end of period                               $ 12.520     $ 12.690   $ 12.620   $ 12.450     $ 12.610   $ 12.570
                                                             ========     ========   ========   ========     ========   ========

Total return(3)                                                  0.92%        6.12%      7.72%      3.80%        5.54%      9.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $376,236     $364,491   $348,000   $340,029     $356,522   $363,033
Ratio of expenses to average net assets                          0.94%        0.93%      0.94%      0.97%        0.98%      1.00%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly      0.94%        0.94%      0.94%      0.97%        0.98%      1.00%
Ratio of net investment income to average net assets             4.11%        4.19%      4.68%      4.90%        5.11%      5.00%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      4.11%        4.18%      4.68%      4.90%        5.11%      5.00%
Portfolio turnover                                                 18%          10%        25%        27%          13%        10%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free Minnesota Fund Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/28/06(2)    8/31/05     8/31/04    8/31/03   8/31/02(1)   8/31/01
                                                            (Unaudited)
Net asset value, beginning of period                         $ 12.700     $ 12.630    $ 12.460   $ 12.620    $ 12.580   $ 12.120

Income (loss) from investment operations:
Net investment income                                           0.208        0.433       0.496      0.529       0.540      0.523
Net realized and unrealized gain (loss) on investments         (0.141)       0.222       0.348     (0.150)      0.037      0.460
                                                             --------     --------    --------   --------    --------   --------
Total from investment operations                                0.067        0.655       0.844      0.379       0.577      0.983
                                                             --------     --------    --------   --------    --------   --------

Less dividends and distributions from:
Net investment income                                          (0.211)      (0.432)     (0.506)    (0.530)     (0.537)    (0.523)
Net realized gain on investments                               (0.026)      (0.153)     (0.168)    (0.009)         --         --
                                                             --------     --------    --------   --------    --------   --------
Total dividends and distributions                              (0.237)      (0.585)     (0.674)    (0.539)     (0.537)    (0.523)
                                                             --------     --------    --------   --------    --------   --------

Net asset value, end of period                               $ 12.530     $ 12.700    $ 12.630   $ 12.460    $ 12.620   $ 12.580
                                                             ========     ========    ========   ========    ========   ========

Total return(3)                                                  0.54%        5.33%       6.91%      3.02%       4.75%      8.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 12,965     $ 12,810    $ 14,588   $ 16,394    $ 17,043   $ 15,927
Ratio of expenses to average net assets                          1.69%        1.68%       1.69%      1.72%       1.73%      1.75%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly      1.69%        1.69%       1.69%      1.72%       1.73%      1.75%
Ratio of net investment income to average net assets             3.36%        3.44%       3.93%      4.15%       4.36%      4.25%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      3.36%        3.43%       3.93%      4.15%       4.36%      4.25%
Portfolio turnover                                                 18%          10%         25%        27%         13%        10%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free Minnesota Fund Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/28/06(2)    8/31/05     8/31/04    8/31/03   8/31/02(1)   8/31/01
                                                            (Unaudited)
Net asset value, beginning of period                         $ 12.720     $ 12.650    $ 12.480   $ 12.640    $ 12.590   $ 12.140

Income (loss) from investment operations:
Net investment income                                           0.208        0.433       0.495      0.529       0.540      0.523
Net realized and unrealized gain (loss) on investments         (0.141)       0.222       0.348     (0.151)      0.047      0.450
                                                             --------     --------    --------   --------    --------   --------
Total from investment operations                                0.067        0.655       0.843      0.378       0.587      0.973
                                                             --------     --------    --------   --------    --------   --------

Less dividends and distributions from:
Net investment income                                          (0.211)      (0.432)     (0.505)    (0.529)     (0.537)    (0.523)
Net realized gain on investments                               (0.026)      (0.153)     (0.168)    (0.009)         --         --
                                                             --------     --------    --------   --------    --------   --------
Total dividends and distributions                              (0.237)      (0.585)     (0.673)    (0.538)     (0.537)    (0.523)
                                                             --------     --------    --------   --------    --------   --------

Net asset value, end of period                               $ 12.550     $ 12.720    $ 12.650   $ 12.480    $ 12.640   $ 12.590
                                                             ========     ========    ========   ========    ========   ========

Total return(3)                                                  0.54%        5.32%       6.90%      3.01%       4.82%      8.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 14,432     $ 13,971    $ 10,811   $ 10,161    $  7,682   $  6,042
Ratio of expenses to average net assets                          1.69%        1.68%       1.69%      1.72%       1.73%      1.75%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly      1.69%        1.69%       1.69%      1.72%       1.73%      1.75%
Ratio of net investment income to average net assets             3.36%        3.44%       3.93%      4.15%       4.36%      4.25%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      3.36%        3.43%       3.93%      4.15%       4.36%      4.25%
Portfolio turnover                                                 18%          10%         25%        27%         13%        10%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Minnesota Insured Fund Class A
----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                           Year Ended
                                                              2/28/06(2)   8/31/05     8/31/04    8/31/03     8/31/02(1)  8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    11.110  $  11.020  $  10.740  $   10.940  $   10.900  $  10.480

Income (loss) from investment operations:
Net investment income                                              0.217      0.446      0.479       0.498       0.514      0.514
Net realized and unrealized gain (loss) on investments            (0.139)     0.138      0.282      (0.197)      0.038      0.421
                                                             -----------  ---------  ---------  ----------  ----------  ---------
Total from investment operations                                   0.078      0.584      0.761       0.301       0.552      0.935
                                                             -----------  ---------  ---------  ----------  ----------  ---------

Less dividends and distributions from:
Net investment income                                             (0.216)    (0.445)    (0.481)     (0.501)     (0.512)    (0.515)
Net realized gain on investments                                  (0.022)    (0.049)        --          --          --         --
                                                             -----------  ---------  ---------  ----------  ----------  ---------
Total dividends and distributions                                 (0.238)    (0.494)    (0.481)     (0.501)     (0.512)    (0.515)
                                                             -----------  ---------  ---------  ----------  ----------  ---------

Net asset value, end of period                               $    10.950  $  11.110  $  11.020  $   10.740  $   10.940  $  10.900
                                                             ===========  =========  =========  ==========  ==========  =========

Total return(3)                                                     0.73%      5.42%      7.20%       2.75%       5.25%      9.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $   214,789  $ 226,671  $ 227,018  $  231,738  $  239,763  $ 242,716
Ratio of expenses to average net assets                             0.89%      0.89%      0.89%       0.93%       0.96%      0.90%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly         0.91%      0.90%      0.89%       0.93%       0.96%      0.90%
Ratio of net investment income to average net assets                4.01%      4.05%      4.37%       4.52%       4.78%      4.82%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly         3.99%      4.04%      4.37%       4.52%       4.78%      4.82%
Portfolio turnover                                                     9%        10%        15%         30%         15%         7%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Minnesota Insured Fund Class B
----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                                Ended                           Year Ended
                                                             2/28/06(2)    8/31/05    8/31/04     8/31/03    8/31/02(1)   8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    11.100  $  11.010  $  10.730  $   10.940  $   10.890  $  10.470

Income (loss) from investment operations:
Net investment income                                              0.177      0.364      0.397       0.415       0.433      0.434
Net realized and unrealized gain (loss) on investments            (0.139)     0.137      0.282      (0.207)      0.048      0.422
                                                             -----------  ---------  ---------  ----------  ----------  ---------
Total from investment operations                                   0.038      0.501      0.679       0.208       0.481      0.856
                                                             -----------  ---------  ---------  ----------  ----------  ---------

Less dividends and distributions from:
Net investment income                                             (0.176)    (0.362)    (0.399)     (0.418)     (0.431)    (0.436)
Net realized gain on investments                                  (0.022)    (0.049)        --          --          --         --
                                                             -----------  ---------  ---------  ----------  ----------  ---------
Total dividends and distributions                                 (0.198)    (0.411)    (0.399)     (0.418)     (0.431)    (0.436)
                                                             -----------  ---------  ---------  ----------  ----------  ---------

Net asset value, end of period                               $    10.940  $  11.100  $  11.010  $   10.730  $   10.940  $  10.890
                                                             ===========  =========  =========  ==========  ==========  =========

Total return(3)                                                     0.36%      4.64%      6.41%       1.89%       4.56%      8.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $    11,488  $  12,337  $  14,317  $   15,647  $   14,341  $  12,732
Ratio of expenses to average net assets                             1.64%      1.64%      1.64%       1.68%       1.71%      1.65%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly         1.66%      1.65%      1.64%       1.68%       1.71%      1.65%
Ratio of net investment income to average net assets                3.26%      3.30%      3.62%       3.77%       4.03%      4.07%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly         3.24%      3.29%      3.62%       3.77%       4.03%      4.07%
Portfolio turnover                                                     9%        10%        15%         30%         15%         7%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                    Delaware Tax-Free Minnesota Insured Fund Class C
----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                            Year Ended
                                                            2/28/06(2)    8/31/05    8/31/04     8/31/03    8/31/02(1)    8/31/01
                                                           (Unaudited)
Net asset value, beginning of period                         $ 11.120    $ 11.030   $ 10.750   $  10.950    $   10.910   $ 10.480

Income (loss) from investment operations:
Net investment income                                           0.177       0.364      0.396       0.414         0.433      0.434
Net realized and unrealized gain (loss) on investments         (0.129)      0.137      0.282      (0.197)        0.038      0.432
                                                             --------    --------   --------   ---------    ----------   --------
Total from investment operations                                0.048       0.501      0.678       0.217         0.471      0.866
                                                             --------    --------   --------   ---------    ----------   --------

Less dividends and distributions from:
Net investment income                                          (0.176)     (0.362)    (0.398)     (0.417)       (0.431)    (0.436)
Net realized gain on investments                               (0.022)     (0.049)        --          --            --         --
                                                             --------    --------   --------   ---------    ----------   --------
Total dividends and distributions                              (0.198)     (0.411)    (0.398)     (0.417)       (0.431)    (0.436)
                                                             --------    --------   --------   ---------    ----------   --------

Net asset value, end of period                               $ 10.970    $ 11.120   $ 11.030   $  10.750    $   10.950   $ 10.910
                                                             ========    ========   ========   =========    ==========   ========

Total return(3)                                                  0.44%       4.63%      6.39%       1.97%         4.46%      8.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 12,450    $ 12,269   $ 12,028   $  11,966    $    6,083   $  4,265
Ratio of expenses to average net assets                          1.64%       1.64%      1.64%       1.68%         1.71%      1.65%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly      1.66%       1.65%      1.64%       1.68%         1.71%      1.65%
Ratio of net investment income to average net assets             3.26%       3.30%      3.62%       3.77%         4.03%      4.07%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      3.24%       3.29%      3.62%       3.77%         4.03%      4.07%
Portfolio turnover                                                  9%         10%        15%         30%           15%         7%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Tax-Free Minnesota Intermediate Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                             Year Ended
                                                            2/28/06(2)     8/31/05    8/31/04    8/31/03     8/31/02(1)    8/31/01
                                                           (Unaudited)
Net asset value, beginning of period                       $  11.010     $  10.890   $ 10.630   $ 10.720     $   10.580   $ 10.350

Income (loss) from investment operations:
Net investment income                                          0.209         0.407      0.444      0.469          0.512      0.526
Net realized and unrealized gain (loss) on investments        (0.130)        0.120      0.260     (0.088)         0.138      0.230
                                                           ---------     ---------   --------   --------     ----------   --------
Total from investment operations                               0.079         0.527      0.704      0.381          0.650      0.756
                                                           ---------     ---------   --------   --------     ----------   --------

Less dividends and distributions from:
Net investment income                                         (0.209)       (0.407)    (0.444)    (0.471)        (0.510)    (0.526)
                                                           ---------     ---------   --------   --------     ----------   --------
Total dividends and distributions                             (0.209)       (0.407)    (0.444)    (0.471)        (0.510)    (0.526)
                                                           ---------     ---------   --------   --------     ----------   --------

Net asset value, end of period                             $  10.880     $  11.010   $ 10.890   $ 10.630     $   10.720   $ 10.580
                                                           =========     =========   ========   ========     ==========   ========
Total return(3)                                                 0.73%         4.93%      6.73%      3.59%          6.34%      7.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $  49,293     $  52,958   $ 57,012   $ 57,635     $   51,034   $ 49,089
Ratio of expenses to average net assets                         0.75%         0.79%      0.84%      0.86%          0.85%      0.90%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                   0.95%         0.95%      0.95%      0.96%          0.85%      0.93%
Ratio of net investment income to average net assets            3.86%         3.72%      4.10%      4.32%          4.86%      5.04%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                   3.66%         3.56%      3.99%      4.22%          4.86%      5.01%
Portfolio turnover                                                10%           25%        30%        23%            35%        24%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                 Delaware Tax-Free Minnesota Intermediate Fund Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                          Ended                               Year Ended
                                                        2/28/06(2)     8/31/05     8/31/04     8/31/03    8/31/02(1)     8/31/01
                                                       (Unaudited)
Net asset value, beginning of period                    $ 11.040      $ 10.920    $ 10.650    $ 10.740     $ 10.600     $ 10.370

Income (loss) from investment operations:
Net investment income                                      0.163         0.314       0.352       0.377        0.423        0.438
Net realized and unrealized gain (loss) on
   investments                                            (0.130)        0.120       0.270      (0.088)       0.137        0.232
                                                        --------      --------    --------    --------     --------     --------
Total from investment operations                           0.033         0.434       0.622       0.289        0.560        0.670
                                                        --------      --------    --------    --------     --------     --------

Less dividends and distributions from:
Net investment income                                     (0.163)       (0.314)     (0.352)     (0.379)      (0.420)      (0.440)
                                                        --------      --------    --------    --------     --------     --------
Total dividends and distributions                         (0.163)       (0.314)     (0.352)     (0.379)      (0.420)      (0.440)
                                                        --------      --------    --------    --------     --------     --------

Net asset value, end of period                          $ 10.910      $ 11.040    $ 10.920    $ 10.650     $ 10.740     $ 10.600
                                                        ========      ========    ========    ========     ========     ========

Total return(3)                                             0.31%         4.03%       5.91%       2.70%        5.43%        6.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $  2,206      $  2,811    $  3,224    $  4,002     $  2,852     $  2,443
Ratio of expenses to average net assets                     1.60%         1.64%       1.69%       1.71%        1.70%        1.75%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly          1.70%         1.70%       1.70%       1.73%        1.70%        1.78%
Ratio of net investment income to average net assets        3.01%         2.87%       3.25%       3.47%        4.01%        4.19%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                               2.91%         2.81%       3.24%       3.45%        4.01%        4.16%
Portfolio turnover                                            10%           25%         30%         23%          35%          24%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                 Delaware Tax-Free Minnesota Intermediate Fund Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                          Ended                               Year Ended
                                                        2/28/06(2)     8/31/05     8/31/04     8/31/03    8/31/02(1)     8/31/01
                                                       (Unaudited)
Net asset value, beginning of period                    $ 11.030      $ 10.910    $ 10.640    $ 10.730     $ 10.590     $ 10.360

Income (loss) from investment operations:
Net investment income                                      0.163         0.314       0.352       0.377        0.423        0.437
Net realized and unrealized gain (loss) on
   investments                                            (0.130)        0.120       0.270      (0.088)       0.137        0.233
                                                        --------      --------    --------    --------     --------     --------
Total from investment operations                           0.033         0.434       0.622       0.289        0.560        0.670
                                                        --------      --------    --------    --------     --------     --------

Less dividends and distributions from:
Net investment income                                     (0.163)       (0.314)     (0.352)     (0.379)      (0.420)      (0.440)
                                                        --------      --------    --------    --------     --------     --------
Total dividends and distributions                         (0.163)       (0.314)     (0.352)     (0.379)      (0.420)      (0.440)
                                                        --------      --------    --------    --------     --------     --------

Net asset value, end of period                          $ 10.900      $ 11.030    $ 10.910    $ 10.640     $ 10.730     $ 10.590
                                                        ========      ========    ========    ========     ========     ========

Total return(3)                                             0.31%         4.04%       5.91%       2.71%        5.44%        6.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $  4,904      $  5,996    $  7,188    $  6,544     $  4,887     $  3,059
Ratio of expenses to average net assets                     1.60%         1.64%       1.69%       1.71%        1.70%        1.75%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly          1.70%         1.70%       1.70%       1.73%        1.70%        1.78%
Ratio of net investment income to average net assets        3.01%         2.87%       3.25%       3.47%        4.01%        4.19%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                               2.91%         2.81%       3.24%       3.45%        4.01%        4.16%
Portfolio turnover                                            10%           25%         30%         23%          35%          24%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                 Delaware Minnesota High-Yield Municipal Bond Fund Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                           Ended                              Year Ended
                                                        2/28/06(2)     8/31/05     8/31/04     8/31/03    8/31/02(1)     8/31/01
                                                       (Unaudited)
Net asset value, beginning of period                    $ 10.610      $ 10.240    $  9.910    $  9.950     $  9.900     $  9.650

Income (loss) from investment operations:
Net investment income                                      0.220         0.469       0.512       0.550        0.586        0.581
Net realized and unrealized gain (loss) on
   investments                                            (0.101)        0.372       0.328      (0.030)       0.056        0.243
                                                        --------      --------    --------    --------     --------     --------
Total from investment operations                           0.119         0.841       0.840       0.520        0.642        0.824
                                                        --------      --------    --------    --------     --------     --------

Less dividends and distributions from:
Net investment income                                     (0.219)       (0.471)     (0.510)     (0.560)      (0.592)      (0.574)
                                                        --------      --------    --------    --------     --------     --------
Total dividends and distributions                         (0.219)       (0.471)     (0.510)     (0.560)      (0.592)      (0.574)
                                                        --------      --------    --------    --------     --------     --------

Net asset value, end of period                          $ 10.510      $ 10.610    $ 10.240    $  9.910     $  9.950     $  9.900
                                                        ========      ========    ========    ========     ========     ========

Total return(3)                                             1.15%         8.40%       8.65%       5.33%        6.74%        8.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $ 71,511      $ 63,802    $ 42,636    $ 36,644     $ 34,867     $ 34,615
Ratio of expenses to average net assets                     0.89%         0.89%       0.75%       0.75%        0.75%        0.75%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly          0.97%         0.98%       1.00%       1.04%        1.01%        0.94%
Ratio of net investment income to average net assets        4.23%         4.50%       5.03%       5.48%        5.98%        6.01%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                               4.15%         4.41%       4.78%       5.19%        5.72%        5.82%
Portfolio turnover                                             6%            3%         24%         32%          33%          13%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Minnesota High-Yield Municipal Bond Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/28/06(2)    8/31/05      8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                            (Unaudited)
Net asset value, beginning of period                         $ 10.630     $ 10.250     $  9.930   $  9.970     $  9.910    $  9.650

Income (loss) from investment operations:
Net investment income                                           0.181        0.391        0.435      0.475        0.513       0.509
Net realized and unrealized gain (loss) on investments         (0.101)       0.381        0.318     (0.030)       0.063       0.248
                                                             --------     --------     --------   --------     --------    --------
Total from investment operations                                0.080        0.772        0.753      0.445        0.576       0.757
                                                             --------     --------     --------   --------     --------    --------

Less dividends and distributions from:
Net investment income                                          (0.180)      (0.392)      (0.433)    (0.485)      (0.516)     (0.497)
                                                             --------     --------     --------   --------     --------    --------
Total dividends and distributions                              (0.180)      (0.392)      (0.433)    (0.485)      (0.516)     (0.497)
                                                             --------     --------     --------   --------     --------    --------

Net asset value, end of period                               $ 10.530     $ 10.630     $ 10.250   $  9.930     $  9.970    $  9.910
                                                             ========     ========     ========   ========     ========    ========

Total return(3)                                                  0.77%        7.68%        7.71%      4.55%        6.03%       8.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 10,554     $ 10,505     $ 12,463   $ 12,513     $ 13,379    $ 12,932
Ratio of expenses to average net assets                          1.64%        1.64%        1.50%      1.50%        1.50%       1.50%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly      1.72%        1.73%        1.75%      1.79%        1.76%       1.69%
Ratio of net investment income to average net assets             3.48%        3.75%        4.28%      4.73%        5.23%       5.26%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      3.40%        3.66%        4.03%      4.44%        4.97%       5.07%
Portfolio turnover                                                  6%           3%          24%        32%          33%         13%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Minnesota High-Yield Municipal Bond Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/28/06(2)    8/31/05     8/31/04    8/31/03     8/31/02(1)    8/31/01
                                                            (Unaudited)
Net asset value, beginning of period                         $ 10.630     $ 10.250     $  9.930   $  9.970     $  9.910    $  9.650

Income (loss) from investment operations:
Net investment income                                           0.181        0.391        0.435      0.475        0.513       0.509
Net realized and unrealized gain (loss) on investments         (0.101)       0.381        0.318     (0.030)       0.063       0.248
                                                             --------     --------     --------   --------     --------    --------
Total from investment operations                                0.080        0.772        0.753      0.445        0.576       0.757
                                                             --------     --------     --------   --------     --------    --------

Less dividends and distributions from:
Net investment income                                          (0.180)      (0.392)      (0.433)    (0.485)      (0.516)     (0.497)
                                                             --------     --------     --------   --------     --------    --------
Total dividends and distributions                              (0.180)      (0.392)      (0.433)    (0.485)      (0.516)     (0.497)
                                                             --------     --------     --------   --------     --------    --------

Net asset value, end of period                               $ 10.530     $ 10.630     $ 10.250   $  9.930     $  9.970    $  9.910
                                                             ========     ========     ========   ========     ========    ========

Total return(3)                                                  0.77%        7.68%        7.71%      4.54%        6.03%       8.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 18,431     $ 15,809     $ 11,435   $ 10,754     $  7,840    $  6,807
Ratio of expenses to average net assets                          1.64%        1.64%        1.50%      1.50%        1.50%       1.50%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly      1.72%        1.73%        1.75%      1.79%        1.76%       1.69%
Ratio of net investment income to average net assets             3.48%        3.75%        4.28%      4.73%        5.23%       5.26%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      3.40%        3.66%        4.03%      4.44%        4.97%       5.07%
Portfolio turnover                                                  6%           3%          24%        32%          33%         13%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Notes                                    February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. These financial statements and related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a "Fund" or, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly."

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                  Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                              Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                               Minnesota Fund        Insured Fund     Intermediate Fund   Municipal Bond Fund
                              -----------------   -----------------   -----------------   -------------------
On the first $500 million          0.550%               0.500%              0.500%              0.550%
On the next $500 million           0.500%               0.475%              0.475%              0.500%
On the next $1.5 billion           0.450%               0.450%              0.450%              0.450%
In excess of $2.5 billion          0.425%               0.425%              0.425%              0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below.

                                                      Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                                  Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                                    Minnesota Fund       Insured Fund     Intermediate Fund   Municipal Bond Fund
                                  -----------------   -----------------   -----------------   -------------------
Operating expense limitation
   as a percentage of average
   daily net assets (per annum)         0.69%                0.64%               0.60%               0.64%

Expiration date                       10/31/06             10/31/06            10/31/06            10/31/06

Effective December 30, 2005,
   operating expense limitation
   as a percentage of average
   daily net assets (per annum)         0.68%                0.64%               0.60%               0.64%

Expiration date                       12/31/06             12/31/06            12/31/06            12/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of each Fund's average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to waive distribution fees through December 31, 2006 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for Delaware Tax-Free Minnesota Intermediate Fund.

At February 28, 2006, the Funds had liabilities payable to affiliates as follows:

                                                            Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                                        Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                                          Minnesota Fund       Insured Fund     Intermediate Fund   Municipal Bond Fund
                                        -----------------   -----------------   -----------------   -------------------
Investment management fee
   payable to DMC                           $166,311             $86,117             $16,671              $33,844

Dividend disbursing, transfer agent,
   accounting and administration fees
   and expenses payable to DSC                62,562              40,188              12,633               17,823

Distribution fee payable to DDLP              97,000              51,889               8,545               45,184
Other expenses payable
   to DMC and affiliates*                     20,907               8,863               4,629                9,148

* DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to each Fund by DMC employees. For the six months ended February 28, 2006, each Fund was charged internal legal services provided by DMC as follows:

                    Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
Delaware Tax-Free       Minnesota           Minnesota           High-Yield
 Minnesota Fund       Insured Fund      Intermediate Fund   Municipal Bond Fund
-----------------   -----------------   -----------------   -------------------
     $14,674             $8,934              $2,179               $3,472

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended February 28, 2006, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                    Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
Delaware Tax-Free       Minnesota           Minnesota           High-Yield
  Minnesota Fund       Insured Fund     Intermediate Fund   Municipal Bond Fund
-----------------   -----------------   -----------------   -------------------
     $38,062             $12,282             $2,625               $32,848

For the six months ended February 28, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund's Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

                                         Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                     Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                       Minnesota Fund       Insured Fund     Intermediate Fund   Municipal Bond Fund
                     -----------------   -----------------   -----------------   -------------------
Class A                   $  637              $   32              $1,692                $9,896

Class B                    1,861               4,966               1,758                 3,445

Class C                    1,300               1,987                 993                 3,213

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trusts. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2006, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                         Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                     Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                      Minnesota Fund        Insured Fund     Intermediate Fund   Municipal Bond Fund
                     -----------------   -----------------   -----------------   -------------------
Purchases               $39,425,366         $10,080,534          $2,855,170          $15,240,177

Sales                    34,101,825          13,179,100           6,455,541            2,460,055

At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                           Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                                       Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                                        Minnesota Fund        Insured Fund     Intermediate Fund   Municipal Bond Fund
                                       -----------------   -----------------   -----------------   -------------------
Cost of investments                      $ 382,382,401      $   219,507,859     $    54,233,764      $    98,639,056
                                         =============      ===============     ===============      ===============

Aggregate unrealized appreciation        $  19,252,802      $    16,847,279     $     2,124,977      $     3,115,360
Aggregate unrealized depreciation             (501,503)             (63,817)            (66,953)            (709,771)
                                         -------------      ---------------     ---------------      ---------------
Net unrealized appreciation              $  18,751,299      $    16,783,462     $     2,058,024      $     2,405,589
                                         =============      ===============     ===============      ===============

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2006 and year ended August 31, 2005 was as follows:

                                                           Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                                       Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                                         Minnesota Fund      Insured Fund      Intermediate Fund   Municipal Bond Fund
                                       -----------------   -----------------   -----------------   -------------------
Six months ended 2/28/06*
Tax-exempt income                         $ 8,045,053         $ 4,686,211          $1,096,693           $1,857,099
Ordinary income                                31,672                  --                  --                   --
Long-term capital gain                        791,810             486,974                  --                   --
                                          -----------         -----------          ----------           ----------
Total                                     $ 8,868,535         $ 5,173,185          $1,096,693           $1,857,099
                                          ===========         ===========          ==========           ==========

Year ended 8/31/05
Tax-exempt income                         $15,803,097         $ 9,960,686          $2,350,076           $3,194,622
Long-term capital gain                      4,531,605           1,119,256                  --                   --
                                          -----------         -----------          ----------           ----------
Total                                     $20,334,702         $11,079,942          $2,350,076           $3,194,622
                                          ===========         ===========          ==========           ==========

* Tax information for the period ended February 28, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information (continued)

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2006, the estimated components of net assets on a tax basis were as follows:

                                                                Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                                            Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                                             Minnesota Fund        Insured Fund     Intermediate Fund   Municipal Bond Fund
                                            -----------------   -----------------   -----------------   -------------------
Shares of beneficial interest                 $384,593,993        $222,056,876         $55,733,282         $100,491,739
Undistributed tax-exempt income                    147,934                  --                  --                  294
Undistributed long-term capital gain               139,580             (10,836)                 --                   --
Capital loss carryforwards                              --                  --          (1,275,535)          (2,433,778)
Six month period realized gains (losses)                --                  --             (81,340)              32,009
Post-October losses                                     --            (102,400)            (31,034)                  --
Unrealized appreciation of investments          18,751,299          16,783,462           2,058,024            2,405,589
                                              ------------        ------------         -----------         ------------
Net assets                                    $403,632,806        $238,727,102         $56,403,397         $100,495,853
                                              ============        ============         ===========         ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2005 through February 28, 2006 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2006, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                                                              Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                                          Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                                            Minnesota Fund       Insured Fund     Intermediate Fund   Municipal Bond Fund
                                          -----------------   -----------------   -----------------   -------------------
Undistributed (Accumulated)
   net investment income (loss)               $   80,282          $  (23,723)         $   18              $ (9,015)
Accumulated realized gain (loss)                 (80,282)             23,723             (18)                9,015

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2005 will expire as follows:

                      Delaware Tax-Free   Delaware Minnesota
  Year of                 Minnesota           High-Yield
Expiration            Intermediate Fund   Municipal Bond Fund
----------            -----------------   -------------------
   2008                   $       --           $  181,123
   2009                    1,024,839            1,267,552
   2010                        4,037               57,521
   2011                      246,659              243,334
   2012                           --              684,248
                          ----------           ----------
   Total                  $1,275,535           $2,433,778
                          ==========           ==========

For the six months ended February 28, 2006, the Delaware Tax-Free Minnesota Intermediate Fund had capital losses of $81,340 which may increase the capital loss carryforwards and Delaware Minnesota High-Yield Municipal Bond Fund had capital gains $32,009 which may reduce the capital loss carryforwards.

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares

Transactions in capital shares were as follows:

                                        Delaware Tax-Free               Delaware Tax-Free
                                          Minnesota Fund              Minnesota Insured Fund
                                    -------------------------         ------------------------
                                    Six Months        Year            Six Months       Year
                                       Ended          Ended              Ended         Ended
                                      2/28/06        8/31/05            2/28/06       8/31/05
Shares sold:
   Class A                           2,140,052      2,605,601            311,445     1,206,325
   Class B                              51,547         82,005             21,547        68,954
   Class C                             183,801        323,335            103,724       200,888

Shares issued upon reinvestments
   of dividends and distributions:
   Class A                             438,005        999,673            299,506       620,080
   Class B                              12,278         33,587             15,053        35,325
   Class C                              16,975         34,287             14,142        29,235
                                    ----------     ----------         ----------    ----------
                                     2,842,658      4,078,488            765,417     2,160,807
                                    ----------     ----------         ----------    ----------
Shares repurchased:
   Class A                          (1,233,675)    (2,466,727)        (1,407,217)   (2,021,780)
   Class B                             (37,238)      (262,319)           (98,433)     (293,001)
   Class C                            (148,622)      (114,430)           (85,796)     (217,296)
                                    ----------     ----------         ----------    ----------
                                    (1,419,535)    (2,843,476)        (1,591,446)   (2,532,077)
                                    ----------     ----------         ----------    ----------
Net increase (decrease)              1,423,123      1,235,012           (826,029)     (371,270)
                                    ==========     ==========         ==========    ==========

                                       Delaware Tax-Free            Delaware Minnesota High-Yield
                                   Minnesota Intermediate Fund           Municipal Bond Fund
                                   ---------------------------      -----------------------------
                                    Six Months        Year            Six Months       Year
                                       Ended          Ended             Ended         Ended
                                      2/28/06        8/31/05           2/28/06       8/31/05
Shares sold:
   Class A                             188,954        811,048          1,204,683     2,173,370
   Class B                                 991          4,238            106,016       117,618
   Class C                              52,171         67,333            354,780       547,300

Shares issued upon reinvestment
   of dividends and distributions:
   Class A                              66,854        139,829             81,252       133,229
   Class B                               2,631          5,713             11,163        24,644
   Class C                               5,522         14,403             19,190        27,930
                                    ----------     ----------         ----------    ----------
                                       317,123      1,042,564          1,777,084     3,024,091
                                    ----------     ----------         ----------    ----------
Shares repurchased:
   Class A                            (537,393)    (1,375,055)          (496,572)     (458,057)
   Class B                             (56,029)       (50,607)          (103,253)     (369,311)
   Class C                            (151,659)      (196,858)          (111,289)     (202,901)
                                    ----------     ----------         ----------    ----------
                                      (745,081)    (1,622,520)          (711,114)   (1,030,269)
                                    ----------     ----------         ----------    ----------
Net increase (decrease)               (427,958)      (579,956)         1,065,970     1,993,822
                                    ==========     ==========         ==========    ==========

For the six months ended February 28, 2006 and the year ended August 31, 2005, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

                                                                Six Months Ended                   Year Ended
                                                                    2/28/06                          8/31/05
                                                          ----------------------------   --------------------------------
                                                          Class B   Class A              Class B     Class A
                                                           shares    shares    Value      shares      shares     Value
                                                          -------   -------   --------   -------     -------   ----------
Delaware Tax-Free Minnesota Fund                           13,341    13,351   $167,692   113,069     113,158   $1,420,503
Delaware Tax-Free Minnesota Insured Fund                   34,632    34,599    378,170   122,887     122,776    1,352,796
Delaware Tax-Free Minnesota Intermediate Fund               5,907     5,925     64,157    21,297      21,349      231,714
Delaware Minnesota High-Yield Municipal Bond Fund          68,110    68,229    711,826   192,047     192,388    1,991,365

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2006, or at any time during the period.

7. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Statements of Net Assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Rating Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Tax-Free Minnesota Insured Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

Each Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities. Illiquid securities have been identified on the Statements of Net Assets.

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
About
--------------------------------------------------------------------------------
   THE ORGANIZATION

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder/Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial Institutions Representatives Only 800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Funds' Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------

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

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

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

o     For fund information, literature, price, yield, and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

--------------------------------------------------------------------------------

(344)                                                         Printed in the USA
SA-MNALL[2/06] CGI 4/06                                   SEMI-0603 MINN PO10935

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  [DELAWERE INVESTMENTS(R) LOGO]
FIXED INCOME

--------------------------------------------------------------------------------

Semiannual Report FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                   DELAWARE TAX-FREE USA FUND

                                   DELAWARE TAX-FREE INSURED FUND
                                   (Closed to new investors)

                                   DELAWARE TAX-FREE USA INTERMEDIATE FUND

                                   DELAWARE NATIONAL HIGH-YIELD
                                   MUNICIPAL BOND FUND

[POWERED BY RESEARCH(R) LOGO]

Table
   OF CONTENTS

------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                              1
------------------------------------------------------------
SECTOR ALLOCATION                                        3
------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                              5

   Statements of Assets and Liabilities                 23

   Statements of Operations                             24

   Statements of Changes in Net Assets                  25

   Financial Highlights                                 27

   Notes to Financial Statements                        39

------------------------------------------------------------
OTHER FUND INFORMATION                                  44
------------------------------------------------------------
ABOUT THE ORGANIZATION                                  45
------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

--------------------------------------------------------------------------------
Disclosure                 For the Period September 1, 2005 to February 28, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 to February 28, 2006.

Actual Expenses

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund's actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

In each case "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Tax-Free USA Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,003.80      0.85%       $ 4.22
Class B                                                1,000.00     1,000.00      1.62%         8.03
Class C                                                1,000.00     1,000.00      1.62%         8.03
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.58      0.85%       $ 4.26
Class B                                                1,000.00     1,016.76      1.62%         8.10
Class C                                                1,000.00     1,016.76      1.62%         8.10
-------------------------------------------------------------------------------------------------------

Delaware Tax-Free Insured Fund (Closed to new investors)
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,004.40      0.90%       $ 4.47
Class B                                                1,000.00     1,000.60      1.67%         8.28
Class C                                                1,000.00     1,001.50      1.67%         8.29
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.33      0.90%       $ 4.51
Class B                                                1,000.00     1,016.51      1.67%         8.35
Class C                                                1,000.00     1,016.51      1.67%         8.35
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Disclosure                 For the Period September 1, 2005 to February 28, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES (CONTINUED)

Delaware Tax-Free USA Intermediate Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,007.30      0.75%       $ 3.73
Class B                                                1,000.00     1,002.20      1.60%         7.94
Class C                                                1,000.00     1,003.10      1.60%         7.95
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,021.08      0.75%       $ 3.76
Class B                                                1,000.00     1,016.86      1.60%         8.00
Class C                                                1,000.00     1,016.86      1.60%         8.00
-------------------------------------------------------------------------------------------------------

Delaware National High-Yield Municipal Bond Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,001.60      0.90%       $ 4.49
Class B                                                1,000.00     1,008.80      1.65%         8.22
Class C                                                1,000.00     1,007.80      1.65%         8.21
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.33      0.90%       $ 4.51
Class B                                                1,000.00     1,016.61      1.65%         8.25
Class C                                                1,000.00     1,016.61      1.65%         8.25
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocation                                        As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE TAX-FREE USA FUND

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      94.25%
---------------------------------------------------------------
Airline Revenue Bonds                                 0.17%
Airport Revenue Bonds                                 1.60%
City General Obligation Bonds                         2.95%
Combined Utilities Revenue Bonds                      2.60%
Continuing Care/Retirement Revenue Bonds              2.36%
Convention Center/Hotel Revenue Bonds                 0.60%
Corporate Revenue Bonds                               4.59%
Dedicated Tax & Fee Revenue Bonds                     8.20%
Electric & Gas Revenue Bonds                          7.82%
Escrowed to Maturity Bonds                            7.85%
Higher Education Revenue Bonds                        4.95%
Hospital Revenue Bonds                               12.60%
Investor Owned Utilities Revenue Bonds                7.60%
Multifamily Housing Revenue Bonds                     0.87%
Municipal Lease Revenue Bonds                         4.87%
Pre-Refunded Bonds                                    8.07%
School District General Obligation Bonds              2.46%
Single Family Housing Revenue Bonds                   0.38%
State General Obligation Bonds                        5.63%
Tax Increment/Special Assessment Bonds                0.22%
Territorial General Obligation Bonds                  3.24%
Transit Authority Revenue Bonds                       0.63%
Water & Sewer Revenue Bonds                           3.99%
---------------------------------------------------------------
Variable Rate Demand Notes                            5.69%
---------------------------------------------------------------
Total Market Value of Securities                     99.94%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       0.06%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

DELAWARE TAX-FREE INSURED FUND
(Closed to new investors)

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      94.16%
---------------------------------------------------------------
Airport Revenue Bonds                                 2.71%
City General Obligation Bonds                         6.09%
Continuing Care/Retirement Revenue Bonds              2.25%
Corporate Revenue Bonds                               1.35%
Dedicated Tax & Fees Revenue Bonds                    5.68%
Electric & Gas Revenue Bonds                         10.13%
Escrowed to Maturity Bonds                            1.94%
Higher Education Revenue Bonds                       12.48%
Hospital Revenue Bonds                                3.65%
Investor Owned Utilities Revenue Bonds                2.28%
Multifamily Housing Revenue Bonds                    10.62%
Municipal Lease Revenue Bonds                         6.75%
Political Subdivision General Obligation Bonds        1.03%
Pre-Refunded Bonds                                   10.19%
School District General Obligation Bonds              1.28%
State General Obligation Bonds                        1.79%
Territorial General Obligation Bonds                  1.98%
Turnpike Revenue Bonds                                0.90%
Water & Sewer Revenue Bonds                          11.06%
---------------------------------------------------------------
Variable Rate Demand Notes                            5.13%
---------------------------------------------------------------
Total Market Value of Securities                     99.29%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       0.71%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocation                                        As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE TAX-FREE USA INTERMEDIATE FUND

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      90.00%
---------------------------------------------------------------
Airport Revenue Bonds                                 2.30%
City General Obligation Bonds                         3.89%
Combined Utilities                                    0.87%
Continuing Care/Retirement Revenue Bonds              0.54%
Convention Center/Hotel Revenue Bonds                 1.77%
Corporate Revenue Bonds                               4.58%
Dedicated Tax & Fees Revenue Bonds                    7.36%
Electric & Gas Revenue Bonds                          7.25%
Escrowed to Maturity Bonds                            0.17%
Higher Education Revenue Bonds                        9.68%
Hospital Revenue Bonds                               10.54%
Investor Owned Utilities Revenue Bonds                2.33%
Municipal Lease Revenue Bonds                         4.96%
Political Subdivision General Obligation Bonds        2.72%
Ports & Harbors Revenue Bonds                         0.29%
Pre-Refunded Bonds                                    7.82%
Resource Recovery                                     0.80%
School District General Obligation Bonds              5.68%
State General Obligation Bonds                        6.54%
Tax Increment/Special Assessment Bonds                2.75%
Territorial General Obligation Bonds                  1.80%
Transportation Revenue Bonds                          1.16%
Turnpike/Toll Road Revenue Bonds                      1.58%
Water & Sewer Revenue Bonds                           2.62%
---------------------------------------------------------------
Variable Rate Demand Notes                            6.90%
---------------------------------------------------------------
Total Market Value of Securities                     96.90%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       3.10%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      96.18%
---------------------------------------------------------------
Airline Revenue Bonds                                 0.40%
Airport Revenue Bonds                                 3.13%
Continuing Care/Retirement Revenue Bonds             16.31%
Convention Center/Hotel Revenue Bonds                 2.88%
Corporate Revenue Bonds                              11.64%
Dedicated Tax & Fees Revenue Bonds                    4.07%
Escrowed to Maturity Bonds                            0.47%
Higher Education Revenue Bonds                       14.24%
Hospital Revenue Bonds                               19.74%
Investor Owned Utilities Revenue Bonds                4.82%
Municipal Lease Revenue Bonds                         4.38%
Pre-Refunded Bonds                                    8.18%
Tax Increment/Special Assessment Bonds                5.92%
---------------------------------------------------------------
Total Market Value of Securities                     96.18%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       3.82%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   Delaware Tax-Free USA Fund
Statements                                         February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS

                                                       Principal       Market
                                                        Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 94.25%
--------------------------------------------------------------------------------
Airline Revenue Bonds - 0.17%
 ++Minneapolis/St. Paul, Minnesota
      Metropolitan Airports Commission
      Special Facilities Revenue
      (Northwest Airlines, Inc. Project)
      Series A 7.00% 4/1/25 (AMT)                     $ 1,300,000   $   881,595
                                                                    -----------
                                                                        881,595
                                                                    -----------
Airport Revenue Bonds - 1.60%
   Capital Trust Agency Florida Revenue
      (Fort Lauderdale/
      Cargo Acquisition Project)
      5.75% 1/1/32 (AMT)                                2,500,000     2,539,600
      (Orlando/Cargo Acquisition Project)
      6.75% 1/1/32 (AMT)                                2,395,000     2,478,107
   Grapevine, Texas Industrial Development
      Corporate Revenue (Air Cargo)
      6.50% 1/1/24 (AMT)                                  920,000       967,242
   Houston, Texas Industrial Development
      Corporate Revenue (Air Cargo)
      6.375% 1/1/23 (AMT)                               2,000,000     2,107,800
                                                                    -----------
                                                                      8,092,749
                                                                    -----------
City General Obligation Bonds - 2.95%
   New York City, New York
      Series H 6.125% 8/1/25                              315,000       328,869
      Series I
         5.00% 8/1/21                                   2,500,000     2,639,700
         5.125% 3/1/23                                  5,875,000     6,203,765
      Series J 5.25% 6/1/28                             5,400,000     5,746,032
                                                                    -----------
                                                                     14,918,366
                                                                    -----------
Combined Utilities Revenue Bonds - 2.60%
   Orlando, Florida Utilities Commission
      Water & Electric Revenue
      5.25% 10/1/20                                     2,500,000     2,704,525
   Richmond, Virginia Public Utilities Revenue
      5.00% 1/15/27 (FSA)                              10,000,000    10,420,500
                                                                    -----------
                                                                     13,125,025
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 2.36%
   Colorado Health Facilities
      Authority Revenue
      (Evangelical Lutheran)
      Series A 5.25% 6/1/34                             3,000,000     3,095,670
   Delaware County, Pennsylvania Industrial
      Development Authority Revenue
      Care Institute
      (Main Line Care Institute Project)
      9.00% 8/1/31                                      1,777,611     1,476,537
   Gainesville & Hall County,
      Georgia Development Authority Revenue
      (Lanier Village Estates Project)
      Series C 7.25% 11/15/29                           1,000,000     1,101,440
   Lucas County, Ohio Health Care
      Facility Revenue
      (Sunset Retirement Communities)
      Series A 6.625% 8/15/30                           2,000,000     2,150,400
   North Carolina Medical Care Commission
      Health Care Facilities Revenue
      (Pennybyrn at Mayfield)
      Series A 6.125% 10/1/35                           4,000,000     4,100,280
                                                                    -----------
                                                                     11,924,327
                                                                    -----------

                                                       Principal       Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Convention Center/Hotel Revenue Bonds - 0.60%
   Middlesex County, New Jersey Improvement
      Authority Senior Revenue
      (Heldrich Center Hotel/Conference Project)
      Series A
      5.00% 1/1/32                                    $ 1,500,000   $ 1,500,435
      5.125% 1/1/37                                     1,500,000     1,517,970
                                                                    -----------
                                                                      3,018,405
                                                                    -----------
Corporate Revenue Bonds - 4.59%
   Alliance, Texas Airport Authority
      Special Facilities Revenue
      (Federal Express Corp. Project)
      6.375% 4/1/21 (AMT)                               2,000,000     2,049,300
   Cloquet, Minnesota Pollution
      Control Revenue
      (Potlatch Corp. Project) 5.90% 10/1/26            1,695,000     1,717,188
  @Columbus, Kansas Industrial Revenue
      (ACE Electrical Acquisition)
      7.00% 8/1/17 (AMT)                                  800,000       328,000
   Indianapolis, Indiana Airport
      Authority Revenue
      (Federal Express Corp. Project)
      5.10% 1/15/17 (AMT)                               2,000,000     2,104,880
   Indianapolis, Indiana Airport Authority
      Special Facilities Series 1998
      (Federal Express Corp. Project)
      Series 98 5.50% 5/1/29 (AMT)                      2,000,000     2,054,620
   Phenix City, Alabama Industrial
      Development Board Environmental
      Improvement Revenue
      (Mead Westvaco Corp. Project)
      Series A 6.35% 5/15/35 (AMT)                      3,000,000     3,231,510
   Puerto Rico Industrial, Medical &
      Environmental Pollution Control
      Facilities Financing Authority Revenue
      (PepsiCo Inc. Project) 6.25% 11/15/13             1,250,000     1,309,938
   Richmond County, Georgia Development
      Authority Environmental Improvement
      Revenue (International Paper Co. Project)
      Series B 5.95% 11/15/25 (AMT)                     5,000,000     5,219,849
   Sweetwater County, Wyoming Solid Waste
      Disposal Revenue (FMC Corp. Project)
      5.60% 12/1/35 (AMT)                               5,000,000     5,168,500
                                                                    -----------
                                                                     23,183,785
                                                                    -----------
Dedicated Tax & Fee Revenue Bonds - 8.20%
   Massachusetts School Building Authority
      Dedicated Sales Tax Revenue Series A
      5.00% 8/15/30 (FSA)                              10,000,000    10,607,300
   New Jersey Economic Development
      Authority (Cigarette Tax)
      5.75% 6/15/34                                     2,000,000     2,127,920
   New York City, New York Transitional
      Finance Authority Series D
      5.00% 2/1/31                                      5,000,000     5,221,250
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series G 5.00% 7/1/42                             6,750,000     6,907,748
      Series K 5.00% 7/1/35                             2,500,000     2,582,775

--------------------------------------------------------------------------------
                                                      Delaware Tax-Free USA Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Dedicated Tax & Fee Revenue Bonds (continued)
   Puerto Rico Commonwealth Infrastructure
      Financing Authority Tax Revenue
      Series B 5.00% 7/1/41                           $ 8,000,000   $ 8,228,080
   Truth or Consequences, New Mexico
      Gross Receipts Tax Revenue
      6.30% 7/1/16                                      1,000,000     1,007,820
   Westminster, Colorado Sales &
      Use Tax Revenue
      (Sales Tax Revenue Project)
      Series A 5.60% 12/1/16                            4,500,000     4,739,850
                                                                    -----------
                                                                     41,422,743
                                                                    -----------
Electric & Gas Revenue Bonds - 7.82%
   Chelan County, Washington Public
      Utilities District #001 Consolidated
      Revenue (Chelan Hydro System)
      Series A 5.45% 7/1/37 (AMBAC) (AMT)               5,000,000     5,349,950
   Lower Colorado River Authority Texas
      Revenue Refunding Series A
      5.875% 5/15/17 (AMBAC)                            4,000,000     4,307,640
   Puerto Rico Electric Power Authority
      Power Revenue Series II 5.25% 7/1/31              6,000,000     6,347,520
   Sabine, Texas River Authority Pollution
      Control Revenue
      (Southwestern Electric Power Co.)
      6.10% 4/1/18 (MBIA)                               4,000,000     4,089,080
   Salt River Project Arizona Agriculture
      Improvement & Power District Electric
      (Revsalt River Project) Series A
      5.00% 1/1/35                                     10,000,000    10,585,199
   San Francisco, California City and
      County Public Utilities Commission
      Series A 4.75% 11/1/36 (FSA)                      5,000,000     5,120,500
   Suffolk County, New York Industrial
      Development Agency Revenue
      (Keyspan-Port Jefferson Energy Center)
      5.25% 6/1/27 (AMT)                                3,500,000     3,655,260
                                                                    -----------
                                                                     39,455,149
                                                                    -----------
Escrowed to Maturity Bonds - 7.85%
   Louisiana Public Facilities Authority
      Hospital Revenue
      (Southern Baptist Hospital, Inc.)
      8.00% 5/15/12                                     5,555,000     6,288,149
   New Jersey State Highway Authority
      Garden State Parkway General Revenue
      (Senior Parkway)
         5.50% 1/1/14 (FGIC)                            5,000,000     5,605,700
         5.50% 1/1/15 (FGIC)                            7,310,000     8,250,066
   Oklahoma State Turnpike Authority Revenue
      (First Senior) 6.00% 1/1/22                      13,535,000    16,697,047
   Virgin Islands Public Finance Authority
      Revenue Series A 7.30% 10/1/18                    2,200,000     2,772,264
                                                                    -----------
                                                                     39,613,226
                                                                    -----------

                                                       Principal       Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds - 4.95%
   Chattanooga, Tennessee Health
      Educational & Housing Facilities
      Board Revenue
      Series A 5.125% 10/1/35                         $ 3,500,000   $ 3,518,270
   Illinois Educational Facilities Authority
      Student Housing Revenue
      (Educational Advancement Fund-
      University Center Project)
      6.25% 5/1/30                                      5,000,000     5,469,450
   Maryland State Economic Development
      Corporation, Student Housing Revenue
      (University of Maryland College
      Park Project) 5.625% 6/1/35                       1,125,000     1,181,925
   Massachusetts State Health & Educational
      Facilities Authority Revenue
      (Harvard University)
      Series A 5.00% 7/15/36                            5,005,000     5,310,605
      (Nichols College Project) Series C
      6.00% 10/1/17                                       950,000     1,006,573
      6.125% 10/1/29                                    1,000,000     1,059,540
   Milledgeville-Baldwin County,
      Georgia Development Authority Revenue
      (Georgia College & State University
      Foundation Project) 6.00% 9/1/33                  1,000,000     1,091,160
   New Hampshire Higher Educational &
      Health Facilities Authority Revenue
      (New Hampton School Issue)
      5.375% 10/1/28                                    3,070,000     3,090,907
   New Jersey State Educational Facilities
      Authority Revenue
      (Stevens Institute of Technology)
      Series B 5.25% 7/1/24                             2,085,000     2,197,819
   Vermont University & State
      Agriculture College
      5.125% 10/1/37 (AMBAC)                            1,000,000     1,049,100
                                                                    -----------
                                                                     24,975,349
                                                                    -----------
Hospital Revenue Bonds - 12.60%
   Akron Bath Copley, Ohio Joint Township
      Hospital District Revenue
      (Summa Health System)
      Series A 5.25% 11/15/31 (RADIAN)                  3,000,000     3,153,870
   Cando, North Dakota Nursing
      Facility Revenue
      (Towner County Medical Center Project)
      7.125% 8/1/22                                     1,000,000     1,005,380
   Chatham County, Georgia Hospital
      Authority Revenue
      (Memorial Health Medical Center)
      Series A 6.125% 1/1/24                            1,000,000     1,098,440
   Cuyahoga County, Ohio Revenue
      (Cleveland Clinic Health System)
      Series A 5.50% 1/1/29                             7,500,000     7,988,174
   Duluth, Minnesota Economic Development
      Authority Health Care Facilities Revenue
      (Benedictine Health System-
      St. Mary's Hospital) 5.25% 2/15/33                5,000,000     5,165,750

--------------------------------------------------------------------------------
                                                      Delaware Tax-Free USA Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   Florence County, South Carolina
      Hospital Revenue
      (McLeod Regional Medical
      Center Project)
      Series A 5.25% 11/1/27 (FSA)                    $ 2,355,000   $ 2,529,529
   Henrico County, Virginia Economic
      Development Authority Revenue
      (Bon Secours Health System, Inc.)
      Series A 5.60% 11/15/30                           3,140,000     3,310,659
   Illinois Health Facilities Authority Revenue
      (Elmhurst Memorial Healthcare Project)
      5.625% 1/1/28                                     2,000,000     2,113,620
   Johnson City, Tennessee Health and
      Educational Facilities Board
      Hospital Revenue First Meeting
      (Mountain States Health)
      Series A 5.50% 7/1/36                             3,000,000     3,156,900
   Louisiana Public Facilities
      Authority Revenue
      (Ochsner Clinic Foundation Project)
      Series B 5.50% 5/15/32                            1,500,000     1,522,605
   Maryland State Health & Higher Education
      Facilities Authority Revenue
      (Union Hospital of Cecil County Issue)
      5.00% 7/1/40                                      2,345,000     2,411,856
   Michigan State Hospital Finance
      Authority Revenue
      (Ascension Health Credit Group)
      Series B 5.25% 11/15/26                           3,500,000     3,693,760
      (Oakwood Obligation Group)
      Series A 5.75% 4/1/32                             2,500,000     2,674,525
      (Trinity Health Credit)
      Series C 5.375% 12/1/30                           6,000,000     6,363,540
   Multnomah County, Oregon Hospital
      Facilities Authority Revenue
      (Providence Health System)
      5.25% 10/1/22                                     3,000,000     3,234,090
   New York State Dormitory Authority
      (Catholic Health Services of Long Island -
      St. Francis Hospital Project)
      5.10% 7/1/34                                      2,500,000     2,549,350
   North Carolina Medical Care Commission
      Hospital Revenue
      (Northeast Medical Center Project)
      5.125% 11/1/34                                    1,250,000     1,300,238
   Orange County, Florida Health Facilities
      Authority Revenue Hospital
      (Orlando Regional Healthcare)
      Series B 5.125% 11/15/39                          3,000,000     3,115,350
   Prince William County, Virginia Industrial
      Development Authority Hospital Revenue
      (Potomac Hospital Corp.)
      5.35% 10/1/36                                     1,750,000     1,848,420

                                                       Principal       Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   Puerto Rico Industrial, Tourist,
      Educational, Medical & Environmental
      Control Facilities
      (Hospital Auxilio Mutuo Obligated Group)
      Series A 6.25% 7/1/24 (MBIA)                    $ 1,200,000   $ 1,201,896
   South Miami, Florida Health Facilities
      Authority Hospital Revenue
      (Baptist Health South Florida Group)
      5.25% 11/15/33                                    4,000,000     4,170,600
                                                                    -----------
                                                                     63,608,552
                                                                    -----------
Investor Owned Utilities Revenue Bonds - 7.60%
   Brazos, Texas River Authority Pollution
      Control Revenue
      (Texas Utilities) 5.40% 5/1/29 (AMT)              3,000,000     3,024,510
      (TXU Energy Co. Project)
      Series B 6.30% 7/1/32 (AMT)                       3,500,000     3,741,220
   Clark County, Nevada Industrial
      Development Revenue
      (Nevada Power Co. Project)
      Series C 7.20% 10/1/22                            8,000,000     8,023,120
   Connecticut State Development Authority
      Pollution Control Revenue
      Series A 5.85% 9/1/28                             4,000,000     4,242,280
   Mississippi Business Finance Corporation
      Pollution Control Revenue
      (System Energy Resources, Inc. Project)
      5.90% 5/1/22                                      3,000,000     3,040,080
   Petersburg, Indiana Pollution
      Control Revenue
      (Indianapolis Power & Light Co. Project)
      6.375% 11/1/29 (AMT)                              4,250,000     4,531,520
      6.625% 12/1/24                                    4,500,000     4,552,290
   Port Morrow, Oregon Pollution
      Control Revenue
      (Portland General Electric Co.)
      Series A 5.20% 5/1/33                             2,000,000     2,062,520
   Sweetwater County, Wyoming Pollution
      Control Revenue
      (Idaho Power Co. Project)
      Series A 6.05% 7/15/26                            5,000,000     5,139,400
                                                                    -----------
                                                                     38,356,940
                                                                    -----------
Multifamily Housing Revenue Bonds - 0.87%
   Milwaukee, Wisconsin Redevelopment
      Authority Multifamily Revenue
      (City Hall Square)
      6.30% 8/1/38 (FHA) (AMT)                          1,455,000     1,522,308
   North Dakota State Housing Finance
      Agency Multifamily Revenue
      Series A 6.15% 12/1/17 (FNMA)                     1,300,000     1,327,638
   Waukesha, Wisconsin Housing Authority
      (Westgrove Woods)
      Series A 6.00% 12/1/31 (GNMA) (AMT)               1,500,000     1,536,315
                                                                    -----------
                                                                      4,386,261
                                                                    -----------

--------------------------------------------------------------------------------
                                                      Delaware Tax-Free USA Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Municipal Lease Revenue Bonds - 4.87%
   Battery Park City, New York
      Authority Revenue Series A
      5.25% 11/1/22                                   $ 2,250,000   $ 2,446,110
   California State Public Works Board
      (Department of General
      Services-Butterfield)
      Series A 5.25% 6/1/30                             2,750,000     2,929,218
  @Linn County, Kansas Certificates
      of Participation 7.25% 3/1/13 (AMT)                 350,000       184,625
   Missouri State Development Finance
      Board Infrastructure Facilities Revenue
      (Branson Landing Project)
      Series A 5.25% 12/1/19                            1,000,000     1,047,110
      5.50% 12/1/24                                       980,000     1,042,103
      5.625% 12/1/28                                    2,930,000     3,132,111
   Puerto Rico Commonwealth Industrial
      Development Company General
      Purpose Revenues Series B
      5.375% 7/1/16                                     1,000,000     1,040,380
   Puerto Rico Public Buildings
      Authority Revenue
      (Government Facilities)
      Series I 5.25% 7/1/33                            12,000,000    12,774,000
                                                                    -----------
                                                                     24,595,657
                                                                    -----------
-/-Pre-Refunded Bonds - 8.07%
   Alexandria, Virginia Industrial
      Development Authority Revenue
      (Institute for Defense Analyses)
      Series A 5.90% 10/1/30-10 (AMBAC)                 5,000,000     5,548,500
   Cudahy, Wisconsin Community
      Development Authority Lease Revenue
      6.00% 6/1/11-06                                   1,000,000     1,006,790
   Golden State, California Tobacco
      Securitization Corporation Settlement
      Revenue Series B
      5.50% 6/1/43-13                                   7,500,000     8,320,800
      5.625% 6/1/38-13                                  7,500,000     8,379,825
   Mississippi Development Bank
      Special Obligation
      (Madison County Hospital Project)
      6.30% 7/1/22-09                                   2,070,000     2,278,697
   New York City, New York Series H
      6.125% 8/1/25-07                                  4,685,000     4,908,756
   Payne County, Oklahoma Economic
      Development Authority Student
      Housing Revenue
      (Collegiate Housing Foundation-
      Oklahoma State University)
      Series A 6.375% 6/1/30-11                         4,000,000     4,512,480
   Puerto Rico Commonwealth
      Public Improvement Series A
      5.125% 7/1/31-11                                  3,495,000     3,764,954
      5.375% 7/1/21-07 (MBIA)                              50,000        52,063
   Southeast Wisconsin Professional
      Baseball Park District Sales Tax Revenue
      5.80% 12/15/26-07 (MBIA)                          1,000,000     1,034,070
   Wisconsin Housing & Economic
      Developing Authority Revenue
      6.10% 6/1/21-17 (FHA)                               835,000       928,186
                                                                    -----------
                                                                     40,735,121
                                                                    -----------

                                                       Principal       Market
                                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds - 2.46%
   Boerne, Texas Independent
      School District Building
      5.25% 2/1/27                                    $ 4,000,000   $ 4,279,240
      5.25% 2/1/29                                      2,960,000     3,162,938
   Dover, Pennsylvania Area School District
      5.375% 4/1/20 (FGIC)                              2,435,000     2,659,507
   Lewisville, Texas Independent School
      District Permanent School Fund
      6.15% 8/15/21
                                                        2,160,000     2,336,364
                                                                    -----------
                                                                     12,438,049
                                                                    -----------
Single Family Housing Revenue Bonds - 0.38%
   New Mexico Mortgage Finance Authority
      Series B Class III 6.75% 7/1/25
      (GNMA) (FNMA)                                       255,000       257,833
      Series E 6.95% 1/1/26 (GNMA) (FNMA)                 225,000       230,225
   Puerto Rico Housing, Bank & Finance
      Agency Single Family Mortgage Revenue
      6.25% 4/1/29 (GNMA) (FNMA)
      (FHLMC) (AMT)                                     1,240,000     1,256,045
   Santa Fe, New Mexico Single Family
      Mortgage Revenue Series B-1
      6.20% 11/1/16 (GNMA) (FNMA) (AMT)                   175,000       175,693
                                                                    -----------
                                                                      1,919,796
                                                                    -----------
State General Obligation Bonds - 5.63%
   California State
      5.00% 2/1/26 (AMBAC)                              4,570,000     4,770,852
      5.25% 2/1/30 (MBIA)                               3,500,000     3,741,220
   Commonwealth of Pennsylvania First Series
      5.00% 7/1/13                                      3,000,000     3,247,590
   Maryland State and Local Facilities Land
      Capital Improvement First Series A
      5.25% 3/1/13                                     10,000,000    11,017,200
      Series A 5.50% 8/1/14                             5,000,000     5,648,150
                                                                    -----------
                                                                     28,425,012
                                                                    -----------
Tax Increment/Special Assessment Bonds - 0.22%
   Midtown Miami, Florida Community
      Development District Special
      Assessment Revenue
      (Infrastructure Project) Series B
      6.50% 5/1/37                                      1,000,000     1,087,320
                                                                    -----------
                                                                      1,087,320
                                                                    -----------
Territorial General Obligation Bonds - 3.24%
   Puerto Rico Commonwealth Public
      Improvement Series A
      5.125% 7/1/31                                     6,880,000     7,078,419
      5.50% 7/1/19 (MBIA)                               8,000,000     9,271,360
                                                                    -----------
                                                                     16,349,779
                                                                    -----------
Transit Authority Revenue Bonds - 0.63%
   Metropolitan New York Transportation
      Authority Revenue Refunding
      Series A 5.00% 11/15/30 (FSA)                     3,000,000     3,170,220
                                                                    -----------
                                                                      3,170,220
                                                                    -----------

--------------------------------------------------------------------------------
                                                      Delaware Tax-Free USA Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Water & Sewer Revenue Bonds - 3.99%
   Augusta, Georgia Water & Sewer Revenue
      5.25% 10/1/34 (FSA)                          $  3,375,000   $   3,647,194
   New York City, New York Municipal
      Water Finance Authority Water &
      Sewer System Revenue Series A
      5.125% 6/15/34                                 12,125,000      12,763,865
   Virgin Islands Water & Power Authority
      Water System Revenue 5.50% 7/1/17                 510,000         528,758
   West Virginia State Water Development
      Authority Revenue (Loan Program III)
      Series A 6.375% 7/1/39 (AMBAC) (AMT)            2,890,000       3,190,705
                                                                  -------------
                                                                     20,130,522
                                                                  -------------
Total Municipal Bonds
   (cost $449,558,411)                                              475,813,948
                                                                  =============

--------------------------------------------------------------------------------
oVariable Rate Demand Notes - 5.69%
--------------------------------------------------------------------------------
   Allentown, Pennsylvania Commercial &
      Industrial Development
      (Diocese of Allentown)
      2.93% 12/1/29                                   8,680,000       8,680,000
   Chester County, Pennsylvania Industrial
      Development Authority Revenue
      (Archdiocese of Philadelphia)
      2.93% 7/1/31                                   11,300,000      11,300,000
   Idaho Housing & Finance Association
      Class I 3.25% 1/1/37 (AMT)                      1,000,000       1,000,000
   Minneapolis, Minnesota Guthrie
      Parking Ramp 3.05% 12/1/33 (SPA)                1,000,000       1,000,000
   New York City, New York Municipal Water
      Finance Authority Water & Sewer
      System Revenue Series 93-C
      2.92% 6/15/22 (FGIC)                            4,500,000       4,500,000
   Philadelphia, Pennsylvania Authority for
      Industrial Development Revenue
      (Newcourtland Elder Services Project)
      2.93% 3/1/27 (LOC PNC Bank)                     2,260,000       2,260,000
                                                                  -------------
Total Variable Rate Demand Notes
   (cost $28,740,000)                                                28,740,000
                                                                  =============

Total Market Value of Securities - 99.94%
   (cost $478,298,411)                                              504,553,948
Receivables and Other Assets
   Net of Liabilities - 0.06%                                           302,040
                                                                  -------------
Net Assets Applicable to 43,634,002 Shares
   Outstanding - 100.00%                                          $ 504,855,988
                                                                  =============

Net Asset Value - Delaware Tax-Free USA Fund
   Class A ($483,467,207 / 41,785,359 Shares)                     $       11.57
                                                                  -------------
Net Asset Value - Delaware Tax-Free USA Fund
   Class B ($14,491,039 / 1,252,511 Shares)                       $       11.57
                                                                  -------------
Net Asset Value - Delaware Tax-Free USA Fund
   Class C ($6,897,742 / 596,132 Shares)                          $       11.57
                                                                  -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 483,617,831
Distributions in excess of net investment income                       (12,181)
Accumulated net realized loss on investments                        (5,005,199)
Net unrealized appreciation of investments                           26,255,537
                                                                  -------------
Total net assets                                                  $ 504,855,988
                                                                  =============

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHA - Insured by the Federal Housing Authority
FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement

-/-Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

 ++Non-income producing security. Security is currently in default.

  oVariable rate securities. The interest rate shown is the rate as of February
   28, 2006.

  @Illiquid security. At February 28, 2006, the aggregate amount of illiquid securities equals $512,625, which represented 0.10% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free USA Fund
Net asset value Class A (A)                                             $ 11.57
Sales charge (4.50% of offering price) (B)                                 0.55
                                                                        -------
Offering price                                                          $ 12.12
                                                                        =======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                                  Delaware Tax-Free Insured Fund
Statements                                        February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds - 94.16%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 2.71%
   Dallas-Fort Worth, Texas International
      Airport Revenue Series A
      5.50% 11/1/31 (FGIC) (AMT)                    $ 1,500,000   $   1,581,585
                                                                  -------------
                                                                      1,581,585
                                                                  -------------
City General Obligation Bonds - 6.09%
   Melrose Park, Illinois Tax Increment
      Series B 6.00% 12/15/19 (FSA)                   1,250,000       1,376,738
   Powell, Ohio 5.50% 12/1/32 (FGIC)                  2,000,000       2,182,420
                                                                  -------------
                                                                      3,559,158
                                                                  -------------
Continuing Care/Retirement Revenue Bonds - 2.25%
   Colorado Health Facilities Authority Revenue
      (Evangelical Lutheran) Series A
      5.25% 6/1/34                                    1,275,000       1,315,660
                                                                  -------------
                                                                      1,315,660
                                                                  -------------
Corporate Revenue Bonds - 1.35%
   Indianapolis, Indiana Airport
      Authority Revenue
      (Federal Express Corp. Project)
      5.10% 1/15/17 (AMT)                               750,000         789,330
                                                                  -------------
                                                                        789,330
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 5.68%
   New Jersey Economic Development Authority
      (Cigarette Tax) 5.50% 6/15/31                   1,000,000       1,042,850
   New York State Sales Tax Asset Receivables
      Series A 5.25% 10/15/27 (AMBAC)                 1,000,000       1,087,000
   Tampa, Florida Sports Authority
      Revenue Sales Tax
      (Tampa Bay Arena Project)
      5.75% 10/1/20 (MBIA)                            1,000,000       1,190,150
                                                                  -------------
                                                                      3,320,000
                                                                  -------------
Electric & Gas Revenue Bonds - 10.13%
   Lower Colorado River Authority
      Texas Revenue Refunding
      Series A 5.875% 5/15/17 (AMBAC)                 1,500,000       1,615,365
   Mason County, West Virginia
      Pollution Control Revenue
      (Appalachian Power Co. Project)
      Series K 6.05% 12/1/24 (AMBAC)                  3,000,000       3,284,460
   San Francisco, California City and
      County Public Utilities Commission
      Series A 4.75% 11/1/36 (FSA)                    1,000,000       1,024,100
                                                                  -------------
                                                                      5,923,925
                                                                  -------------
Escrowed to Maturity - 1.94%
   New Jersey State Highway Authority
      Garden State Parkway General Revenue
      (Senior Parkway) 5.50% 1/1/16 (FGIC)            1,000,000       1,137,130
                                                                  -------------
                                                                      1,137,130
                                                                  -------------

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds - 12.48%
   Amherst, New York Industrial Development
      Agency Civic Facilities Revenue
      (UBF Faculty Student Housing)
      Series A 5.75% 8/1/30 (AMBAC)                 $ 1,300,000   $   1,432,898
   Illinois Educational Facilities Authority
      Student Housing Revenue
      (Educational Advancement Fund -
      University Center Project)
      6.25% 5/1/34                                      500,000         512,765
   Massachusetts State Development
      Finance Agency Revenue
      (Massachusetts College of
      Pharmacy Project) Series C
      5.75% 7/1/33                                      500,000         533,010
   New York State Dormitory
      Authority Revenue
      (Fashion Institute Student
      Housing Corp.) 5.00% 7/1/13 (FGIC)              1,000,000       1,081,860
   Oregon State Facilities Authority Revenue
      (College Independent Student
      Housing Project) Series A
      5.25% 7/1/30 (XLCA)                             1,000,000       1,076,780
   Pennsylvania State Higher Educational
      Facilities Authority Revenue
      (Widener University)
      5.375% 7/15/29                                  1,000,000       1,057,920
   University of Massachusetts
      Building Authority Revenue
      (Refunding-Senior) Series 2
      5.00% 11/1/25 (AMBAC)                           1,000,000       1,067,520
   University of Central Florida Athletics
      Association Certificates of Participation
      Series A 5.25% 10/1/34 (FGIC)                     500,000         535,915
                                                                  -------------
                                                                      7,298,668
                                                                  -------------
Hospital Revenue Bonds - 3.65%
   Florence County, South Carolina
      Hospital Revenue
      (McLeod Regional Medical Center Project)
      Series A 5.25% 11/1/27 (FSA)                    1,000,000       1,074,110
   Knox County, Tennessee Health
      Educational & Housing Facilities
      Board Hospital Revenue
      (East Tennessee Hospital Project)
      Series B 5.75% 7/1/33                           1,000,000       1,061,620
                                                                  -------------
                                                                      2,135,730
                                                                  -------------
Investor Owned Utilities Revenue Bonds - 2.28%
   Petersburg, Indiana Pollution
      Control Revenue
      (Indianapolis Power & Light Co. Project)
      6.375% 11/1/29 (AMT)                              750,000         799,680
   South Carolina Jobs Economic
      Development Authority Industrial
      Revenue (South Carolina Electric &
      Gas Co. Project) Series B
      5.45% 11/1/32 (AMBAC) (AMT)                       500,000         531,120
                                                                  -------------
                                                                      1,330,800
                                                                  -------------

--------------------------------------------------------------------------------
                                                  Delaware Tax-Free Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Multifamily Housing Revenue Bonds - 10.62%
   Franklin County, Ohio Multi Family Revenue
      (Alger Green) Series A
      5.80% 5/20/44 (GNMA) (AMT)                    $ 1,150,000   $   1,207,144
   Illinois Development Finance
      Authority Revenue (Section 8)
      Series A 5.80% 7/1/28 (FHA) (MBIA)              2,790,000       2,883,465
   Illinois Housing Development Authority
      Multi Family Revenue
      (Crystal Lake Preservation) Series A-1
      5.80% 12/20/41 (GNMA)                           2,000,000       2,118,500
                                                                  -------------
                                                                      6,209,109
                                                                  -------------
Municipal Lease Revenue Bonds - 6.75%
   Golden State, California Tobacco
      Securitization Corporation
      Settlement Revenue Series A
      5.00% 6/1/21 (AMBAC)                            1,000,000       1,052,020
   Loudoun County, Virginia Industrial
      Development Authority Public
      Safety Facility Lease Revenue Series A
      5.25% 12/15/23 (FSA)                              700,000         762,510
   Missouri State Development Finance
      Board Infrastructure Facilities Revenue
      (Branson Landing Project) Series A
      5.50% 12/1/24                                   1,000,000       1,063,370
   Puerto Rico Public Buildings
      Authority Revenue
      (Government Facilities) Series J
      5.00% 7/1/36 (AMBAC)                            1,000,000       1,070,210
                                                                  -------------
                                                                      3,948,110
                                                                  -------------
Political Subdivision General Obligation Bonds - 1.03%
   St. Clair County, Michigan
      5.00% 4/1/21 (AMBAC)                              565,000         601,499
                                                                  -------------
                                                                        601,499
                                                                  -------------
-/-Pre-Refunded Bonds - 10.19%
   Alexandria, Virginia Industrial
      Development Authority Revenue
      (Institute for Defense Analyses) Series A
      5.90% 10/1/30-10 (AMBAC)                        1,000,000       1,109,700
   Golden State, California Tobacco
      Securitization Corporation Settlement
      Revenue Series B 5.50% 6/1/43-13                1,000,000       1,109,440
   Jackson, Ohio Local School District
      (Stark & Summit Counties)
      School Facilities Construction &
      Improvement 5.625% 12/1/25-10 (FSA)             1,000,000       1,093,170
   Massachusetts State Industrial Finance
      Agency Revenue Higher Education
      (Clark University Project)
      6.10% 7/1/16-06                                 1,250,000       1,286,150
   Vancouver, Washington Limited Tax
      5.50% 12/1/25-10 (AMBAC)                        1,250,000       1,356,813
                                                                  -------------
                                                                      5,955,273
                                                                  -------------

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds - 1.28%
   South Redford, Michigan School District
      5.00% 5/1/21 (FGIC)                           $   700,000   $     747,936
                                                                  -------------
                                                                        747,936
                                                                  -------------
State General Obligation Bonds - 1.79%
   California State 5.00% 2/1/26 (AMBAC)              1,000,000       1,043,950
                                                                  -------------
                                                                      1,043,950
                                                                  -------------
Territorial General Obligation Bonds - 1.98%
   Puerto Rico Commonwealth Public
      Improvement Series A
      5.50% 7/1/19 (MBIA)                             1,000,000       1,158,920
                                                                  -------------
                                                                      1,158,920
                                                                  -------------
Turnpike Revenue Bonds - 0.90%
   Pennsylvania State Turnpike
      Commission Revenue Series A
      5.00% 12/1/34 (AMBAC)                             500,000         526,595
                                                                  -------------
                                                                        526,595
                                                                  -------------
Water & Sewer Revenue Bonds - 11.06%
   Atlanta, Georgia Water &
      Waste Water Revenue
      5.00% 11/1/18 (FSA)                             1,000,000       1,073,020
   Augusta, Georgia Water &
      Sewer Revenue 5.25% 10/1/34 (FSA)               1,000,000       1,080,650
   Clovis, California Public Financing
      Authority Wastewater Revenue
      5.25% 8/1/30 (MBIA)                             1,000,000       1,078,980
   Fulton County, Georgia Water &
      Sewer Revenue 5.25% 1/1/35 (FGIC)               1,000,000       1,074,660
   Green Bay, Wisconsin Water Systems
      Revenue Refunding and Improvements
      Bonds 5.25% 11/1/22 (FSA)                       1,000,000       1,095,179
   New York City, New York Municipal
      Water Finance Authority Water & Sewer
      System Revenue Series B
      5.00% 6/15/23 (FSA)                             1,000,000       1,063,780
                                                                  -------------
                                                                      6,466,269
                                                                  -------------

Total Municipal Bonds (cost $52,152,610)                             55,049,647
                                                                  =============

--------------------------------------------------------------------------------
oVariable Rate Demand Notes - 5.13%
--------------------------------------------------------------------------------
   Alexandria, Virginia Industrial Development
      Authority 3.12% 10/1/35 (SPA) (AMBAC)           2,000,000       2,000,000
   California State Department of Water
      Resources Power Supply Subordinate
      Series G-10 3.22% 5/1/18 (FGIC)                 1,000,000       1,000,000
                                                                  -------------
Total Variable Rate Demand Notes
   (cost $3,000,000)                                                  3,000,000
                                                                  =============

--------------------------------------------------------------------------------
                                                  Delaware Tax-Free Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 99.29%
   (cost $55,152,609)                                             $  58,049,647
Receivables and Other Assets
   Net of Liabilities - 0.71%                                           417,860
                                                                  -------------
Net Assets Applicable to 5,342,758 Shares
   Outstanding - 100.00%                                          $  58,467,507
                                                                  =============

Net Asset Value - Delaware Tax-Free Insured Fund
   Class A ($49,914,609 / 4,561,261 Shares)                       $       10.94
                                                                  -------------
Net Asset Value - Delaware Tax-Free Insured Fund
   Class B ($5,870,789 / 536,470 Shares)                          $       10.94
                                                                  -------------
Net Asset Value - Delaware Tax-Free Insured Fund
   Class C ($2,682,109 / 245,027 Shares)                          $       10.95
                                                                  -------------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $  55,452,807
Distributions in excess of net investment income                         (1,778)
Accumulated net realized gain on investments                            119,440
Net unrealized appreciation of investments                            2,897,038
                                                                  -------------
Total net assets                                                  $  58,467,507
                                                                  =============

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
SPA - Stand-by Purchase Agreement
XLCA - Insured by XL Capital Assurance

-/- Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

o Variable rate securities. The interest rate shown is the rate as of February 28, 2006.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Insured Fund
Net asset value Class A (A)                                       $       10.94
Sales charge (4.50% of offering price) (B)                                 0.52
                                                                  -------------
Offering price                                                    $       11.46
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                         Delaware Tax-Free USA Intermediate Fund
Statements                               February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount           Value
--------------------------------------------------------------------------------
Municipal Bonds - 90.00%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 2.30%
   Chicago, Illinois O'Hare International
      Airport Revenue General-Airport-Third
      Lien Series A-2 5.75% 1/1/20
      (FSA) (AMT)                                  $  1,000,000    $  1,109,280
   Dallas-Fort Worth, Texas International
      Airport Revenue Series A
      5.00% 11/1/15 (XLCA) (AMT)                      2,000,000       2,069,140
   Metropolitan, Washington D.C. Airport
      Authority Systems Series A
      5.50% 10/1/19 (FGIC) (AMT)                      1,000,000       1,088,120
                                                                   ------------
                                                                      4,266,540
                                                                   ------------
City General Obligation Bonds - 3.89%
   Chicago, Illinois Board of Education
      (Chicago School of Reform) Series A
      5.25% 12/1/30 (AMBAC)                           1,000,000       1,044,320
   Cleveland, Ohio 5.25% 12/1/23 (AMBAC)              1,185,000       1,301,083
   New York City, New York
      Series G 5.25% 8/1/15                           1,000,000       1,091,390
      Series I 5.00% 8/1/21                           1,000,000       1,055,880
      Series J 5.50% 6/1/23                           1,000,000       1,087,380
   Powell, Ohio 5.50% 12/1/25 (FGIC)                  1,500,000       1,636,815
                                                                   ------------
                                                                      7,216,868
                                                                   ------------
Combined Utilities - 0.87%
   Orlando, Florida Utilities Commission
      Water & Electric Revenue
      5.25% 10/1/20                                   1,500,000       1,622,715
                                                                   ------------
                                                                      1,622,715
                                                                   ------------
Continuing Care/Retirement Revenue Bonds - 0.54%
   Apple Valley, Minnesota Economic
      Development Authority
      Health Care Revenue
      (Evercare Senior Living LLC Project)
      Series A 6.00% 12/1/25                          1,000,000       1,001,380
                                                                   ------------
                                                                      1,001,380
                                                                   ------------
Convention Center/Hotel Revenue Bonds - 1.77%
   Baltimore, Maryland Convention Center
      Hotel Revenue Subordinate Series B
      5.00% 9/1/16                                    1,200,000       1,208,880
   Hampton, Virginia Convention Center
      Revenue 5.25% 1/15/23 (AMBAC)                   1,000,000       1,076,050
   Middlesex County, New Jersey Improvement
      Authority Senior Revenue
      (Heldrich Center Hotel) Series A
      5.00% 1/1/32                                    1,000,000       1,000,290
                                                                   ------------
                                                                      3,285,220
                                                                   ------------
Corporate Revenue Bonds - 4.58%
   Alliance, Texas Airport Authority
      Special Facilities Revenue
      (Federal Express Corp. Project)
      6.375% 4/1/21 (AMT)                             1,000,000       1,024,650
   Cartersville, Georgia Development
      Authority Waste & Wastewater
      Facilities Revenue
      (Anheuser Busch Project)
      5.10% 2/1/12 (AMT)                                450,000         476,406

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Corporate Revenue Bonds (continued)
   Dutchess County, New York Industrial
      Development Agency Revenue
      (IBM Project) 5.45% 12/1/29 (AMT)            $  1,500,000    $  1,582,980
   Indianapolis, Indiana Airport
      Authority Revenue
      (Federal Express Corp. Project)
      5.10% 1/15/17 (AMT)                               750,000         789,330
   Michigan State Strategic Funding
      Limited Obligation Revenue
      (Detroit Edison Co. Project) Series A
      5.50% 6/1/30 (XLCA) (AMT)                       1,000,000       1,075,990
   Ohio State Air Quality Development
      Authority Revenue Environmental
      Improvement (USX Project)
      5.00% 11/1/15                                   1,000,000       1,053,090
   Prattville, Alabama Industrial
      Development Board Environmental
      Improvement Revenue
      (International Paper Co. Project)
      Series A 6.70% 3/1/24 (AMT)                     1,000,000       1,071,330
   Sugar Creek, Missouri Industrial
      Development Revenue
      (Lafarge North America Project)
      Series A 5.65% 6/1/37 (AMT)                       500,000         519,840
   Toledo, Lucas County, Ohio Port
      Authority Development Revenue
      (Northwest Ohio Bond Fund -
      Alex Products, Inc.) Series B
      6.125% 11/15/09 (AMT)                             860,000         902,888
                                                                   ------------
                                                                      8,496,504
                                                                   ------------
Dedicated Tax & Fees Revenue Bonds - 7.36%
   Casa Grande, Arizona Excise Tax Revenue
      5.00% 4/1/22 (AMBAC)                            1,600,000       1,703,360
   Massachusetts School Building Authority
      Dedicated Sales Tax Revenue Series A
      5.00% 8/15/30 (FSA)                             1,750,000       1,856,277
   New Jersey Economic Development
      Authority (Cigarette Tax) 5.50% 6/15/31         1,000,000       1,042,850
   New York City, New York Transitional
      Finance Authority Revenue Refunding -
      Future Tax Secured Series A
      5.50% 11/1/26                                   1,000,000       1,088,970
   New York State Sales Tax Asset Receivables
      Series A 5.25% 10/15/27 (AMBAC)                 1,000,000       1,087,000
   Oregon State Department of Administrative
      Services Lottery Revenue Refunding
      Series A 5.00% 4/1/18 (FSA)                     1,000,000       1,074,590
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series K 5.00% 7/1/30                           1,000,000       1,036,190
   Westminster, Colorado Sales &
      Use Tax Revenue (Sales Tax Revenue)
      Series A 5.60% 12/1/16                          1,500,000       1,579,950
   Wyandotte County, Kansas City Kansas
      Unified Government Special Obligation
      Revenue Refunding-Sales Tax-2nd
      Lien-Area B 5.00% 12/1/20                       1,500,000       1,554,405
   Wyoming State Loan & Investment
      Facilities Revenue 5.00% 10/1/24                1,550,000       1,642,613
                                                                   ------------
                                                                     13,666,205
                                                                   ------------

--------------------------------------------------------------------------------
                                         Delaware Tax-Free USA Intermediate Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount           Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Electric & Gas Revenue Bonds - 7.25%
   Connecticut State Development Authority
      Pollution Control Revenue
      (Connecticut Light & Power Co.)
      3.35% 5/1/31 (AMBAC) (AMT)                   $  1,300,000    $  1,279,356
   Farmington, New Mexico Pollution
      Control Revenue
      (El Paso Electric Co. Project)
      Series A 4.00% 6/1/32 (FGIC)                    1,000,000       1,000,290
   Lower Colorado River Authority Texas
      Revenue Refunding Series A
      5.875% 5/15/17 (AMBAC)                          3,000,000       3,230,730
   Metropolitan Government Nashville &
      Davidson County, Tennessee Electric
      Revenue Series B 5.50% 5/15/14                  1,000,000       1,117,430
   Oliver County, North Dakota
      Pollution Control Revenue
      (Square Butte Electric Coop)
      Series A 5.30% 1/1/27 (AMBAC)                   1,500,000       1,583,610
   Puerto Rico Electric Power
      Authority Power Revenue
      Series OO 5.00% 7/1/13 (CIFG)                   1,000,000       1,083,200
   San Francisco, California City and
      County Public Utilities Commission
      Series A 4.75% 11/1/36 (FSA)                    1,750,000       1,792,175
   South Carolina Jobs Economic
      Development Authority Industrial Revenue
      (South Carolina Electric & Gas Co. Project)
      Series B 5.45% 11/1/32 (AMBAC) (AMT)              500,000         531,120
   South Carolina State Public Service
      Authority Revenue Refunding
      Series A 5.125% 1/1/21 (FSA)                    1,000,000       1,076,710
   Texas Municipal Power Agency Revenue
      4.00% 9/1/11 (AMBAC)                              750,000         753,623
                                                                   ------------
                                                                     13,448,244
                                                                   ------------
Escrowed to Maturity Bonds - 0.17%
   Metropolitan Pier & Exposition Authority
      Illinois Hospitality Facilities
      (McCormick Place Convention Center)
      5.75% 7/1/06                                      110,000         110,913
   Southcentral, Pennsylvania General
      Authority Revenue Refunding
      (Wellspan Health Obligated Project)
      5.625% 5/15/26                                    180,000         197,348
                                                                   ------------
                                                                        308,261
                                                                   ------------
Higher Education Revenue Bonds - 9.68%
   Allegheny County, Pennsylvania Higher
      Education Building Authority
      University Revenue (Duquesne University)
      Series A 5.00% 3/1/16 (FGIC)                    1,000,000       1,077,180
   Chattanooga, Tennessee Health
      Educational & Housing Facilities
      Board Revenue (CDFI Phase I, LLC Project)
      Series B 5.50% 10/1/20                          1,280,000       1,297,267
   Fulton County, Georgia Development
      Authority Revenue
      (Molecular Science Building Project)
      5.25% 5/1/21 (MBIA)                             1,000,000       1,094,910

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds (continued)
   Illinois Educational Facilities Authority
      Student Housing Revenue
      (Educational Advancement-
      University Center Project)
      6.00% 5/1/22                                 $    750,000    $    814,230
   Massachusetts State Health & Educational
      Facilities Authority Revenue
      (Nichols College Project) Series C
      6.125% 10/1/29                                  1,000,000       1,059,540
   Michigan Higher Education
      Facilities Authority Revenue
      (Kalamazoo College Project)
      5.50% 12/1/19                                     500,000         536,955
   New Jersey State Educational
      Facilities Authority Revenue
      (Georgian Court College Project)
      Series C 6.50% 7/1/33                             500,000         563,060
   New York State Dormitory Authority Revenue
      (Brooklyn Law School)
      Series A 5.50% 7/1/18 (RADIAN)                  1,000,000       1,090,240
      (Fashion Institute Student Housing Corp.)
      5.00% 7/1/13 (FGIC)                             1,000,000       1,081,860
      (Long Island University) Series B
      5.50% 9/1/20 (RADIAN)                           1,000,000       1,080,300
   Ohio State Higher Educational
      Facility Revenue
      (John Carroll University) 5.50% 11/15/18          335,000         367,140
      (Kenyon College Project) 4.70% 7/1/37           1,000,000       1,035,400
   Ohio State University General Receipts
      Series B 5.25% 6/1/21                           1,000,000       1,084,100
   Oregon State Facilities Authority Revenue
      (College Independent Student
      Housing Project) Series A
      5.25% 7/1/30 (XLCA)                             1,000,000       1,076,780
   Pennsylvania State Higher Educational
      Facilities Authority College &
      University Revenue
      (Geneva College Project) 6.125% 4/1/22          1,000,000       1,068,400
   South Carolina Educational Facilities
      Authority for Private Nonprofit Institutions
      (Southern Wesleyan University)
      5.00% 3/1/20                                    1,200,000       1,215,636
   University of California Revenue
      Series A 5.125% 5/15/20 (AMBAC)                   250,000         270,305
   University of Oklahoma Research Facilities
      5.00% 3/1/23 (AMBAC)                            1,065,000       1,123,863
   University of Puerto Rico Revenue
      Series M 5.50% 6/1/15 (MBIA)                    1,000,000       1,016,730
                                                                   ------------
                                                                     17,953,896
                                                                   ------------

--------------------------------------------------------------------------------
                                         Delaware Tax-Free USA Intermediate Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds - 10.54%
   Chatham County, Georgia Hospital
      Authority Revenue
      (Memorial Health Medical Center)
      Series A 6.125% 1/1/24                       $  1,000,000    $  1,098,440
   Cuyahoga County, Ohio Revenue
      (Cleveland Clinic Health System)
      Series A 6.00% 1/1/21                           1,000,000       1,118,670
   Duluth, Minnesota Economic
      Development Authority Health
      Care Facilities Revenue
      (Benedictine Health System
      St. Mary's Hospital) 5.50% 2/15/23              1,000,000       1,065,950
   Florence County, South Carolina
      Hospital Revenue (McLeod Regional
      Medical Center Project) Series A
      5.25% 11/1/27 (FSA)                             1,000,000       1,074,110
   Florida Health Highlands County,
      Facilities Authority Revenue
      (Adventist Health) Series I
      5.00% 11/15/29                                  2,000,000       2,069,499
   Indiana Health Facility Financing
      Authority Hospital Revenue
      (Deaconess Hospital Obligation)
      Series A 5.375% 3/1/29 (AMBAC)                    700,000         752,983
   Lancaster County, Pennsylvania Hospital
      Authority Revenue (Lancaster General
      Hospital Project) 5.75% 3/15/21                 1,000,000       1,086,210
   Maple Grove, Minnesota Health
      Care Facilities Revenue
      (North Memorial Health Care)
      5.00% 9/1/29                                    1,000,000       1,035,590
   Maryland State Health & Higher
      Education Facilities Authority Revenue
      (Union Hospital of Cecil County Issue)
      5.625% 7/1/32                                     500,000         533,400
   Michigan State Hospital Finance
      Authority Revenue
      (Trinity Health Credit) Series C
      5.375% 12/1/23                                    500,000         531,050
   Minneapolis, Minnesota Health Care
      System Revenue (Allina Health Systems)
      Series A 5.75% 11/15/32                           500,000         537,180
   Multnomah County, Oregon Hospital
      Facilities Authority Revenue
      (Providence Health System)
      5.25% 10/1/22                                   1,000,000       1,078,030
   New Hampshire Health & Education
      Facilities Authority Revenue
      (Elliot Hospital) Series B
      5.60% 10/1/22                                   1,000,000       1,065,600
   North Texas Health Facilities Development
      Corporation Hospital Revenue
      (United Regional Health Care
      System, Inc. Project) 6.00% 9/1/23              1,000,000       1,091,680
   Orange County, Florida Health
      Facilities Authority Revenue
      (Orlando Regional Healthcare)
      Series B 4.75% 11/15/36                         1,400,000       1,394,064

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   St. Mary Hospital Authority Pennsylvania
      Health System Revenue
      (Catholic Health East) Series A
      5.25% 11/15/16                               $  1,200,000    $  1,290,084
   St. Paul, Minnesota Housing &
      Redevelopment Authority
      Hospital Revenue
      (Healtheast Project) 6.00% 11/15/25             1,000,000       1,090,180
   Terrebonne Parish, Louisiana Hospital
      Service District #1 Hospital Revenue
      (Terrebonne General Medical
      Center Project) 5.50% 4/1/33 (AMBAC)            1,500,000       1,643,160
                                                                   ------------
                                                                     19,555,880
                                                                   ------------
Investor Owned Utilities Revenue Bonds - 2.33%
   Brazos, Texas River Authority
      Pollution Control Revenue
      (Texas Utilities) 5.40% 5/1/29 (AMT)            1,000,000       1,008,170
   Connecticut State Development Authority
      Pollution Control Revenue Series A
      5.85% 9/1/28                                    1,145,000       1,214,353
   Forsyth, Montana Pollution Control Revenue
      (Portland General Project) Series A
      5.20% 5/1/33                                    1,005,000       1,036,416
   Sabine River Authority, Texas Pollution
      Control Revenue (TXU Electric Co. Project)
      Series A 5.50% 5/1/22                           1,000,000       1,067,840
                                                                   ------------
                                                                      4,326,779
                                                                   ------------
Municipal Lease Revenue Bonds - 4.96%
   Albany, New York Industrial Development
      Agency Civic Facility Revenue
      (Charitable Leadership Project)
      Series A 5.75% 7/1/26                             500,000         521,210
   California State Public Works Board Lease
      Revenue Department General Services
      (Butterfield Street) Series A
      5.25% 6/1/25                                    1,000,000       1,075,420
   Golden State, California Tobacco
      Securitization Corporation Settlement
      Revenue Series 2005 A
      5.00% 6/1/21 (AMBAC)                            1,000,000       1,052,020
   Michigan State Building Authority
      Revenue Series I 5.50% 10/15/18                 2,175,000       2,362,464
   Middle River, Virginia Regional Jail
      Authority Facility Revenue
      5.00% 5/15/20 (MBIA)                            1,285,000       1,379,550
   New York State Municipal Bond Bank
      Agency Special School Purpose Revenue
      Series C 5.25% 6/1/22                           1,000,000       1,083,780
   Puerto Rico Public Buildings
      Authority Revenue
      (Government Facilities)
      Series J 5.00% 7/1/28                           1,000,000       1,051,180
   Puerto Rico Public Finance Corporate
      Series A 5.25% 8/1/29 (MBIA)                      620,000         670,282
                                                                   ------------
                                                                      9,195,906
                                                                   ------------

--------------------------------------------------------------------------------
                                         Delaware Tax-Free USA Intermediate Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Political Subdivision General Obligation Bonds - 2.72%
   Baldwin County, Alabama Series A
      5.00% 1/1/25 (XLCA)                          $  1,195,000    $  1,265,911
   Lansing, Michigan Community College
      (College and Building Site)
      5.00% 5/1/21 (MBIA)                             1,325,000       1,402,208
   Lunenburg County, Virginia Series B
      5.25% 2/1/29 (MBIA)                               715,000         778,077
   Middlesex County, New Jersey
      Improvement Authority Revenue
      (County Guaranteed Open Space Trust)
      5.25% 9/15/20                                   1,000,000       1,090,580
   Texas Water Development Board Revenue
      (State Revolving Federal-Senior Lien)
      Series B 5.25% 7/15/17                            500,000         507,480
                                                                   ------------
                                                                      5,044,256
                                                                   ------------
Ports & Harbors Revenue Bonds - 0.29%
   Virginia Port Authority Commonwealth
      Port Fund Revenue Resolution
      5.00% 7/1/12 (AMT)                                500,000         532,780
                                                                   ------------
                                                                        532,780
                                                                   ------------
-/- Pre-Refunded Bonds - 7.82%
   Anderson, Indiana Independent School
      Building First Mortgage
      5.50% 7/15/25-14 (FSA)                          1,000,000       1,122,750
   Arizona State Transportation Board
      Highway Revenue 6.25% 7/1/16-09                 1,850,000       2,011,764
   Cook County, Illinois Series A
      5.375% 11/15/21-11 (FGIC)                       2,160,000       2,344,940
   Forest Grove, Oregon Revenue Campus
      (Pacific University) 6.30% 5/1/25-10
      (RADIAN)                                        1,000,000       1,107,090
   Golden State, California Tobacco
      Securitization Settlement Revenue
      Series B 5.75% 6/1/23-08                        1,000,000       1,050,280
   Oro Valley, Arizona Common Trust Funds
      Partnership Certificates of
        Participation
      5.75% 7/1/17-06 (MBIA)                          1,000,000       1,018,150
   Pennsylvania State Higher Educational
      Facilities Authority College &
      University Revenue
      (Ursinus College Project)
      5.90% 1/1/27-07                                 1,000,000       1,040,090
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series D 5.75% 7/1/41-12                        1,500,000       1,677,270
      Series J 5.50% 7/1/21-14                        1,000,000       1,119,370
   Southcentral, Pennsylvania
      General Authority Revenue
      (Welllspan Health Obligated Project)
      5.625% 5/15/26-11                                 820,000         903,820
   Virginia State Resource Authority
      Clean Water Revenue
      (State Revolving Fund)
      6.00% 10/1/16-10                                1,000,000       1,106,270
                                                                   ------------
                                                                     14,501,794
                                                                   ------------

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Resource Recovery Bonds - 0.80%
   Pennsylvania Economic Development
      Financing Authority Resource
      Recovery Revenue
      (Subordinate Colver Project)
      Series G 5.125% 12/1/15                         1,500,000       1,494,645
                                                                   ------------
                                                                      1,494,645
                                                                   ------------
School District General Obligation Bonds - 5.68%
   Belton, Missouri School District #124
      Series B 5.25% 3/1/23                           1,000,000       1,093,370
   Boerne, Texas Independent
      School District Building
      5.25% 2/1/26                                    4,495,000       4,808,796
      5.25% 2/1/29                                    1,500,000       1,602,840
   Licking County, Ohio Joint Vocational
      School District School Facilities
      Construction and Improvement
      5.00% 12/1/19 (MBIA)                            1,000,000       1,068,110
   Salem-Keizer, Oregon School District #24J
      Refunding 5.00% 6/15/19 (FSA)                   1,145,000       1,226,352
   South Redford, Michigan School District
      5.00% 5/1/21 (FGIC)                               700,000         747,936
                                                                   ------------
                                                                     10,547,404
                                                                   ------------
State General Obligation Bonds - 6.54%
   California State
      5.00% 2/1/26 (AMBAC)                            1,500,000       1,565,925
      5.25% 11/1/17                                   1,000,000       1,086,880
      5.25% 2/1/30 (MBIA)                             1,500,000       1,603,380
   California State Economic Recovery
      Series A 5.25% 7/1/14                           1,000,000       1,106,170
   Florida State Board Education
      Capital Outlay (Public Education)
      Series B 5.00% 6/1/10                             750,000         793,350
   Maryland State and Local Facilities Land
      Capital Improvement First Series A
      5.25% 3/1/13                                    2,500,000       2,754,300
   Minnesota State Refunding Various
      Purposes 5.00% 6/1/13                           1,000,000       1,033,080
   Puerto Rico Public Buildings Authority
      Revenue Government Facility
      Series I 5.50% 7/1/23                           2,000,000       2,193,060
                                                                   ------------
                                                                     12,136,145
                                                                   ------------
Tax Increment/Special Assessment Bonds - 2.75%
   Allegheny County, Pennsylvania
      Redevelopment Authority Revenue
      (Pittsburgh Mills Project) 5.10% 7/1/14           265,000         276,223
   Paseo, Florida Community Development
      District Capital Improvement Revenue
      Series B 4.875% 5/1/10                          1,000,000       1,005,560
   Portland, Oregon Urban Renewal &
      Redevelopment Interstate Corridor
      Series A 5.25% 6/15/20 (FGIC)                   1,000,000       1,102,320

--------------------------------------------------------------------------------
                                         Delaware Tax-Free USA Intermediate Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Tax Increment/Special Assessment Bonds (continued)
   Richmond Heights, Missouri Tax
      Increment & Transaction Sales Tax
      Revenue Refunding & Improvement
      (Francis Place Redevelopment Project)
      5.625% 11/1/25                               $  1,200,000    $  1,217,376
   St. Joseph, Missouri Industrial
      Development Authority Tax
      Increment Revenue
      (Shoppes at North Village Project)
      Series A 5.10% 11/1/19                            500,000         496,320
      Series B 5.375% 11/1/23                         1,000,000       1,003,360
                                                                   ------------
                                                                      5,101,159
                                                                   ------------
Territorial General Obligation Bonds - 1.80%
   Puerto Rico Commonwealth Improvement
      Series A 5.25% 7/1/23                           1,125,000       1,204,886
   Puerto Rico Commonwealth Series A
      5.00% 7/1/30                                    1,000,000       1,051,180
   Puerto Rico Public Finance Corporation
      Commonwealth Appropriation Series A
      (LOC - Puerto Rico Government Bank)
      5.75% 8/1/27                                    1,000,000       1,087,510
                                                                   ------------
                                                                      3,343,576
                                                                   ------------
Transportation Revenue Bonds - 1.16%
   Colorado Department Transportation Revenue
      (Anticipation Notes) Series B
      5.00% 12/15/14 (FGIC)                           1,000,000       1,089,510
   Metropolitan Transportation Authority
      Revenue Refunding Series A
      5.00% 11/15/30 (FSA)                            1,000,000       1,056,740
                                                                   ------------
                                                                      2,146,250
                                                                   ------------
Turnpike/Toll Road Revenue Bonds - 1.58%
   Harris County, Texas Refunding
      (Senior Lien-Toll Road) Series A
      5.25% 8/15/35 (FSA)                             1,500,000       1,581,645
   Pennsylvania State Turnpike
      Commission Revenue Series A
      5.25% 12/1/20 (AMBAC)                           1,230,000       1,353,369
                                                                   ------------
                                                                      2,935,014
                                                                   ------------
Water & Sewer Revenue Bonds - 2.62%
   Atlanta, Georgia Water &
      Waste Water Revenue
      5.00% 11/1/18 (FSA)                             1,000,000       1,073,020
   Clovis, California Public Financing
      Authority Wastewater Revenue
      5.25% 8/1/30 (MBIA)                             1,000,000       1,078,980
   Fulton County, Georgia Water &
      Sewer Revenue 5.25% 1/1/35 (FGIC)               1,500,000       1,611,990
   Green Bay, Wisconsin Water Systems Revenue
      Refunding and Improvements Bonds
      5.25% 11/1/22 (FSA)                             1,000,000       1,095,180
                                                                   ------------
                                                                      4,859,170
                                                                   ------------
Total Municipal Bonds (cost $162,617,788)                           166,986,591
                                                                   ------------

                                                     Principal         Market
                                                      Amount            Value
--------------------------------------------------------------------------------
oVariable Rate Demand Notes - 6.90%
--------------------------------------------------------------------------------
   Alexandria, Virginia Industrial Development
      Authority 3.12% 10/1/35 (AMBAC)              $  1,000,000    $  1,000,000
   California State Department of Water
      Resources Power Supply Subordinate
      Series G-10 3.22% 5/1/18 (FGIC)                 2,000,000       2,000,000
   Chester County, Pennsylvania Industrial
      Development Authority Revenue
      (Archdiocese of Philadelphia)
      2.93% 7/1/31                                    1,000,000       1,000,000
   East Bay, California Municipal Utilities
      Distributed Water System Revenue
      Series B-2 3.12% 6/1/38 (XLCA)                  1,300,000       1,300,000
   Minneapolis, Minnesota Guthrie
      Parking Ramp 3.05% 12/1/33 (SPA)                1,000,000       1,000,000
   New Jersey Health Care Facilities
      Financing Authority Revenue
      (Computer Program)
      Series A1 3.18% 7/1/30                          3,000,000       3,000,000
   Philadelphia, Pennsylvania Authority for
      Industrial Development Revenue
      (Newcourtland Elder Services Project)
      (LOC PNC Bank) 2.93% 3/1/27                     3,500,000       3,500,000
                                                                   ------------
Total Variable Rate Demand Notes
   (cost $12,800,000)                                                12,800,000
                                                                   ------------

Total Market Value of Securities - 96.90%
   (cost $175,417,788)                                              179,786,591
Receivables and Other Assets
   Net of Liabilities - 3.10%                                         5,750,259
                                                                   ------------
Net Assets Applicable to 16,149,935 Shares
   Outstanding - 100.00%                                           $185,536,850
                                                                   ============

Net Asset Value - Delaware Tax-Free USA Intermediate Fund
   Class A ($155,285,659 / 13,516,334 Shares)                      $      11.49
                                                                   ------------
Net Asset Value - Delaware Tax-Free USA Intermediate Fund
   Class B ($2,624,601/ 228,541 Shares)                            $      11.48
                                                                   ------------
Net Asset Value - Delaware Tax-Free USA Intermediate Fund
   Class C ($27,626,590 / 2,405,060 Shares)                        $      11.49
                                                                   ------------

--------------------------------------------------------------------------------
                                         Delaware Tax-Free USA Intermediate Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 181,640,252
Accumulated net realized loss on investments                           (472,205)
Net unrealized appreciation of investments                            4,368,803
                                                                  -------------
Total net assets                                                  $ 185,536,850
                                                                  =============

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CDFI - Community Development Financial Institutions
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement
XLCA - Insured by XL Capital Assurance

-/- Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

o Variable rate securities. The interest rate shown is the rate as of February 28, 2006.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value and Offering Price per Share -
  Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)                                       $       11.49
Sales charge (2.75% of offering price) (B)                                 0.32
                                                                  -------------
Offering price                                                    $       11.81
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                Delaware National High-Yield Municipal Bond Fund
Statements                      February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds - 96.18%
--------------------------------------------------------------------------------
Airline Revenue Bonds - 0.40%
 ++Minneapolis/St. Paul, Minnesota
      Metropolitan Airports Commission
      Special Facilities Revenue
      (Northwest Airlines, Inc. Project)
      Series A 7.00% 4/1/25 (AMT)                     $   500,000   $   339,075
                                                                    -----------
                                                                        339,075
                                                                    -----------
Airport Revenue Bonds - 3.13%
   New York City, New York Industrial
      Development (JFK I LLC Project)
      Series A 5.50% 7/1/28 (AMT)                         905,000       911,788
   Oklahoma City, Oklahoma Industrial &
      Cultural Facilities Subordinated
      (Air Cargo Project) 6.75% 1/1/23 (AMT)            1,160,000     1,205,193
   Onondaga County, New York Industrial
      Development Authority Revenue
      Subordinated (Air Cargo Project)
      7.25% 1/1/32 (AMT)                                  500,000       530,860
                                                                    -----------
                                                                      2,647,841
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 16.31%
   Apple Valley, Minnesota Economic
      Development Authority Health
      Care Revenue
      (Augustana Home St. Paul Project)
      Series A 6.00% 1/1/40                             1,000,000     1,012,580
      (Evercare Senior Living LLC Project)
      Series A 6.125% 6/1/35                            1,000,000       995,170
   Bexar County, Texas Health Facilities
      Development Corporation
      (Army Retirement Residence Project)
      6.30% 7/1/32                                      1,000,000     1,075,950
   Buhl, Minnesota Nursing Home Revenue
      (Forest Health Services Project)
      Series A 6.75% 8/1/33                               600,000       625,608
   Colorado Health Facilities Authority Revenue
      (Evangelical Lutheran) 5.00% 6/1/35               1,000,000     1,017,440
      (Evangelical Lutheran) Series A
      5.25% 6/1/34                                        750,000       773,918
   Gainesville & Hall County, Georgia
      Development Authority Revenue
      (Lanier Village Estates Project)
      Series C 7.25% 11/15/29                           1,000,000     1,101,440
   Lebanon County, Pennsylvania Health
      Facilities Authority Center Revenue
      (Pleasant View Retirement) Series A
      5.30% 12/15/26                                    1,000,000     1,007,680
   Montgomery County, Pennsylvania Higher
      Education & Health Authority Revenue
      (Foulkeways at Gwynedd Project)
      6.75% 11/15/30                                    1,000,000     1,057,990
   North Carolina Medical Care Commission
      Health Care Facilities Revenue
      (Pennybryn at Mayfield Project)
      Series A 6.125% 10/1/35                           1,000,000     1,025,070

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Continuing Care/Retirement Revenue Bonds (continued)
   Philadelphia, Pennsylvania Hospitals &
      Higher Education Facilities
      Authority Revenue
      (The Philadelphia Protestant Home Project)
      Series A 6.50% 7/1/27                           $ 1,100,000   $ 1,110,119
   Rochester, Minnesota Multifamily Revenue
      (Wedum Shorewood Campus Project)
      6.60% 6/1/36                                        985,000     1,018,047
   Vermont Educational & Health Building
      Financing Agency Revenue
      Health Care Facility
      (Copley Manor Project) 6.50% 4/1/33               1,310,000       985,762
   Winchester, Virginia Industrial Development
      Authority Residential Care Facility
      Revenue (Westminster-Canterbury)
      Series A 5.30% 1/1/35                             1,000,000     1,010,470
                                                                    -----------
                                                                     13,817,244
                                                                    -----------
Convention Center/Hotel Revenue Bonds - 2.88%
   Baltimore, Maryland Convention
      Center Hotel Revenue Subordinated
      Series B 5.875% 9/1/39                            1,000,000     1,053,620
   Middlesex County, New Jersey Improvement
      Authority Senior Revenue
      (Heldrich Center Hotel/Conference Project)
      Series A
      5.00% 1/1/32                                        500,000       500,145
      5.125% 1/1/37                                       870,000       880,423
                                                                    -----------
                                                                      2,434,188
                                                                    -----------
Corporate Revenue Bonds - 11.64%
   Allegheny County, Pennsylvania Industrial
      Development Authority Revenue
      (Environmental Improvement)
      5.50% 11/1/16                                     1,000,000     1,038,630
   Alliance, Texas Airport Authority
      Special Facilities Revenue
      (Federal Express Corp. Project)
      6.375% 4/1/21 (AMT)                               2,000,000     2,049,299
   Cloquet, Minnesota Pollution Control Revenue
      (Potlatch Corp. Project) 5.90% 10/1/26              750,000       759,818
   De Soto Parish, Louisiana Environmental
      Improvement Revenue
      (International Paper Co. Project)
      Series A 6.35% 2/1/25 (AMT)                       1,650,000     1,760,600
   Gulf Coast, Texas Waste Disposal
      Authority Revenue
      (Valero Energy Corp. Project)
      6.65% 4/1/32 (AMT)                                1,000,000     1,082,300
   Phenix City, Alabama Industrial
      Development Board Environmental
      Improvement Revenue
      (Mead Westvaco Corp. Project)
      Series A 6.35% 5/15/35 (AMT)                        500,000       538,585
   Sugar Creek, Missouri Industrial
      Development Revenue
      (Lafarge North America Project)
      Series A 5.65% 6/1/37 (AMT)                         500,000       519,840

--------------------------------------------------------------------------------
                                Delaware National High-Yield Municipal Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Corporate Revenue Bonds (continued)
   Sweetwater County, Wyoming Solid
      Waste Disposal Revenue
      (FMC Corp. Project)
      5.60% 12/1/35 (AMT)                             $ 1,000,000   $ 1,033,700
   Toledo, Lucas County, Ohio Port
      Development Revenue Authority
      (Toledo Express Airport Project)
      6.375% 11/15/32 Series C (AMT)                    1,000,000     1,073,530
                                                                    -----------
                                                                      9,856,302
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 4.07%
   Chicago, Illinois Tax Increment Subordinate
      (Central Loop Redevelopment Project)
      Series A 6.50% 12/1/08                            1,000,000     1,061,000
   Las Vegas, Nevada Local Improvement
      Special District #808
      (Summerlin Area Project)
      6.75% 6/1/21                                        990,000     1,026,155
   New Jersey Economic Development Authority
      (Cigarette Tax) 5.75% 6/15/34                     1,000,000     1,063,960
   Prescott Valley, Arizona Improvement
      District Special Assessment
      (Sewer Collection System Roadway Repair)
      7.90% 1/1/12                                        290,000       299,271
                                                                    -----------
                                                                      3,450,386
                                                                    -----------
Escrowed to Maturity Bonds - 0.47%
   Illinois State Development Finance Authority
      (Harrisburg Medical Center Project)
      7.00% 3/1/06                                        400,000       400,120
                                                                    -----------
                                                                        400,120
                                                                    -----------
Higher Education Revenue Bonds - 14.24%
   Berks County, Pennsylvania Municipal
      Authority College
      (Albright College Project)
      5.375% 10/1/28                                      700,000       726,537
   Chattanooga, Tennessee Health
      Educational & Housing Facilities
      Board Revenue (CDFI Phase I, LLC Project)
      Subordinate Series B 6.00% 10/1/35                1,000,000     1,032,680
   Illinois Educational Facilities Authority
      Student Housing Revenue
      (Educational Advancement Fund-
      University Center Project) 6.25% 5/1/30           1,000,000     1,093,890
   Maine Finance Authority Education Revenue
      (Waynflete School Project)
      6.40% 8/1/19                                      1,000,000     1,068,390
   Maryland State Economic Development
      Corporation, Student Housing Revenue
      (University of Maryland
      College Park Project)
      5.625% 6/1/35                                     1,000,000     1,050,600
   Massachusetts State Development
      Finance Agency Revenue
      (Massachusetts College of
      Pharmacy Project)
      Series C 5.75% 7/1/33                             1,000,000     1,066,020

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds (continued)
   Massachusetts State Health & Educational
      Facilities Authority Revenue
      (Nichols College Project) Series C
      6.125% 10/1/29                                  $ 1,000,000   $ 1,059,540
   Milledgeville-Baldwin County,
      Georgia Development Authority Revenue
      (Georgia College & State University
      Foundation Project) 6.00% 9/1/33                  1,000,000     1,091,160
   Minnesota State Higher Education
      Facilities Authority Revenue
      (College of Art & Design Project)
      Series 5-D 6.75% 5/1/26                             500,000       541,990
   New Jersey State Educational
      Facilities Authority
      (Fairleigh Dickinson Project)
      Series C 5.50% 7/1/23                               750,000       798,150
   New Mexico Educational Assistance
      Foundation Student Loan
      Revenue 1st Subordinate
      Series A-2 6.65% 11/1/25 (AMT)                      985,000       998,967
   Scranton-Lackawanna, Pennsylvania
      Health & Welfare Authority
      First Mortgage Revenue
      (Lackawanna Junior College Project)
      5.75% 11/1/20                                     1,510,000     1,535,459
                                                                    -----------
                                                                     12,063,383
                                                                    -----------
Hospital Revenue Bonds - 19.74%
   California Statewide Community
      Development Authority Revenue
      Health Facilities (Adventist Health)
      Series A 5.00% 3/1/35                             1,500,000     1,534,395
   Coffee County, Georgia Hospital
      Authority Revenue
      (Coffee Regional Medical Center Project)
      5.00% 12/1/26                                       500,000       503,665
   Henrico County, Virginia Economic
      Development Authority Revenue
      (Bon Secours Health System Inc.)
      Series A 5.60% 11/15/30                           1,000,000     1,054,350
   Illinois Health Facilities Authority Revenue
      (Elmhurst Memorial Healthcare Project)
      5.625% 1/1/28                                     1,000,000     1,056,810
      (Midwest Physician Group
      Limited Project) 5.50% 11/15/19                      35,000        32,737
   Knox County, Tennessee Health
      Educational & Housing Facilities
      Board Hospital Revenue
      (East Tennessee Hospital Project)
      Series B 5.75% 7/1/33                             1,300,000     1,380,106
   Louisiana Public Facilities Authority Revenue
      (Ochsner Clinic Foundation Project)
      Series B 5.50% 5/15/32                            1,000,000     1,015,070
   Massachusetts State Health & Educational
      Facilities Authority Revenue
      (Jordan Hospital Project) Series E
      6.75% 10/1/33                                     1,000,000     1,099,760

--------------------------------------------------------------------------------
                                Delaware National High-Yield Municipal Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   Montgomery County, Pennsylvania
      Higher Education & Health
      Authority Revenue
      (Catholic Health East)
      Series C 5.375% 11/15/34                        $ 1,000,000   $ 1,054,390
   Orange County, Florida Health
      Facilities Authority Revenue
      (Orlando Regional Healthcare)
      Series B 4.75% 11/15/36                           1,395,000     1,389,085
   Richland County, Ohio Hospital
      Facilities Revenue
      (Medcentral Health System Project)
      Series B 6.375% 11/15/30                          1,500,000     1,631,969
   Shakopee, Minnesota Health Care
      Facilities Revenue
      (St. Francis Regional Medical Center)
      5.25% 9/1/34                                        750,000       773,978
   South Dakota Health & Education
      Facilities Authority Revenue
      (Huron Regional Medical Center Project)
      7.00% 4/1/10                                        860,000       862,503
   St. Joseph County, Indiana Industrial
      Economic Development
      (Madison Center Project)
      5.50% 2/15/21                                     1,150,000     1,172,448
   St. Paul, Minnesota Housing &
      Redevelopment Authority
      Hospital Revenue
      (Healtheast Project)
      6.00% 11/15/35                                    1,000,000     1,083,810
   Yavapai County, Arizona Industrial
      Development Authority Hospital Revenue
      (Yavapai Medical Center Project)
      Series A 6.00% 8/1/33                             1,000,000     1,077,730
                                                                    -----------
                                                                     16,722,806
                                                                    -----------

Investor Owned Utilities Revenue Bonds - 4.82%
   Brazos, Texas River Authority
      Pollution Control Revenue
      (TXU Energy Co. Project)
      Series B 6.30% 7/1/32 (AMT)                       1,000,000     1,068,920
   Forsyth, Montana Pollution Control Revenue
      (Portland General Project)
      Series A 5.20% 5/1/33                             1,000,000     1,031,260
   Mississippi Business Finance Corporation
      Pollution Control Revenue
      (System Energy Resources, Inc. Project)
      5.90% 5/1/22                                        900,000       912,024
   Petersburg, Indiana Pollution Control Revenue
      (Indianapolis Power & Light Co. Project)
      6.375% 11/1/29 (AMT)                              1,000,000     1,066,240
                                                                    -----------
                                                                      4,078,444
                                                                    -----------

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Municipal Lease Revenue Bonds - 4.38%
   Dauphin County, Pennsylvania
      General Authority
      (Riverfront Office & Parking Project)
      Series A 5.75% 1/1/10                           $ 1,875,000   $ 1,868,775
   Missouri State Development Finance Board
      Infrastructure Facilities Revenue
      (Branson Landing Project) Series A
      5.50% 12/1/24                                       720,000       765,626
   New York City, New York Industrial
      Development Agency Revenue
      (Terminal One Group Association)
      5.50% 1/1/24 (AMT)                                1,000,000     1,075,040
                                                                    -----------
                                                                      3,709,441
                                                                    -----------

-/-Pre-Refunded Bonds - 8.18%
   Golden State, California Tobacco
      Securitization Corporation Settlement
      Revenue Series B 5.50% 6/1/43-13                  1,500,000     1,664,160
   Illinois State Development Finance Authority
      (Harrisburg Medical Center Project)
      7.20% 3/1/07-06
      7.20% 3/1/08-06                                     800,000       800,000
   Mississippi Development Bank
      Special Obligation
      (Madison County Hospital Project)
      6.40% 7/1/29-09                                   1,585,000     1,749,745
   New Hampshire Higher Education &
      Health Facilities Authority
      (Brewster Academy Project)
      6.75% 6/1/25-06                                   1,000,000     1,027,460
   Savannah, Georgia Economic
      Development Authority Revenue
      (College of Art & Design Project)
      6.50% 10/1/13-09                                  1,000,000     1,108,170
   Volusia County, Florida Industrial
      Development Authority
      Mortgage Revenue (Bishops Glen
      Retirement Health Facilities Project)
      7.50% 11/1/16-06                                    555,000       579,609
                                                                    -----------
                                                                      6,929,144
                                                                    -----------

Tax Increment/Special Assessment Bonds - 5.92%
   Chicago, Illinois Tax Increment Allocation
      (Chatham Ridge Redevelopment Project)
      5.95% 12/15/12                                      750,000       795,668
   Lowry, Colorado Economic Redevelopment
      Authority Revenue Series A
      (Private Placement) 7.30% 12/1/10                   390,000       406,887
   Midtown Miami, Florida Community
      Development District Special
      Assessment Revenue
      (Infrastructure Project)
      Series B 6.50% 5/1/37                             1,000,000     1,087,320

--------------------------------------------------------------------------------
                                Delaware National High-Yield Municipal Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Tax Increment/Special Assessment Bonds (continued)
   Richmond Heights, Missouri Tax
      Increment & Transaction Sales
      Tax Revenue Refunding & Improvement
      (Francis Place Redevelopment Project)
      5.625% 11/1/25                                  $ 1,200,000   $ 1,217,376
   St. Joseph, Missouri Industrial
      Development Authority Tax
      Increment Revenue
      (Shoppes at North Village Project)
      Series A 5.375% 11/1/24                           1,000,000     1,005,430
      Series A 5.50% 11/1/27                              500,000       503,900
                                                                    -----------
                                                                      5,016,581
                                                                    -----------

Total Municipal Bonds (cost $77,752,628)                             81,464,955
                                                                    ===========

Total Market Value of Securities - 96.18%
   (cost $77,752,628)                                                81,464,955
Receivables and Other Assets
   Net of Liabilities - 3.82%                                         3,237,201
                                                                    -----------
Net Assets Applicable to 8,249,600 Shares
   Outstanding - 100.00%                                            $84,702,156
                                                                    ===========
Net Asset Value - Delaware National High-Yield
   Municipal Bond Fund
   Class A ($67,389,746 / 6,567,201 Shares)                         $     10.26
                                                                    -----------

Net Asset Value - Delaware National High-Yield
   Municipal Bond Fund
   Class B ($11,764,922 / 1,143,822 Shares)                         $     10.29
                                                                    -----------

Net Asset Value - Delaware National High-Yield
   Municipal Bond Fund
   Class C ($5,547,488 / 538,577 Shares)                            $     10.30
                                                                    -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                               $87,593,294
Distributions in excess of net investment income                         (4,104)
Accumulated net realized loss on investments                         (6,599,361)
Net unrealized appreciation of investments                            3,712,327
                                                                    -----------
Total net assets                                                    $84,702,156
                                                                    ===========

AMT - Subject to Alternative Minimum Tax
CDFI - Community Development Financial Institutions

-/- Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements".

++    Non-income producing security. Security is currently in default.

Net Asset Value and Offering Price per Share -
   Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)                                         $     10.26
Sales charge (4.50% of offering price) (B)                                 0.48
                                                                    -----------
Offering price                                                           $10.74
                                                                    ===========

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Statements                                      February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF ASSETS AND LIABILITIES

                                                             Delaware        Delaware          Delaware             Delaware
                                                             Tax-Free        Tax-Free        Tax-Free USA     National High-Yield
                                                             USA Fund      Insured Fund   Intermediate Fund   Municipal Bond Fund
Assets:
   Investments at market                                  $  504,553,948   $ 58,049,647     $ 179,786,591         $ 81,464,955
   Cash                                                          533,620      3,243,429         7,145,101            2,136,972
   Subscriptions receivable                                      434,591         42,960         2,021,792               34,362
   Receivable for securities sold                                     --             --                --            2,047,360
   Interest receivable                                         5,696,754        662,508         2,213,763            1,227,688
   Due from DMC                                                   32,830          3,372            21,818               17,940
                                                          --------------   ------------     -------------         ------------
   Total assets                                              511,251,743     62,001,916       191,189,065           86,929,277
                                                          --------------   ------------     -------------         ------------

Liabilities:
   Payable for securities purchased                            5,120,950      3,024,190         4,857,733            2,036,920
   Liquidations payable                                          499,966        414,897           522,132               26,699
   Distributions payable                                         330,389         34,414            97,419               62,933
   Due to managers and affiliates                                397,411         48,875           165,663               74,929
   Other accrued expenses                                         47,040         12,033             9,268               25,640
                                                          --------------   ------------     -------------         ------------
   Total liabilities                                           6,395,756      3,534,409         5,652,215            2,227,121
                                                          --------------   ------------     -------------         ------------

Total net assets                                          $  504,855,987   $ 58,467,507     $ 185,536,850         $ 84,702,156
                                                          ==============   ============     =============         ============

Investments at cost                                       $   47,828,411   $ 55,152,609     $ 175,417,788         $ 77,752,628
                                                          ==============   ============     =============         ============

See accompanying notes

--------------------------------------------------------------------------------
                                  Delaware National Tax-Free Funds
Statements                        Six Months Ended February 28, 2005 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

                                                             Delaware        Delaware          Delaware             Delaware
                                                             Tax-Free        Tax-Free        Tax-Free USA     National High-Yield
                                                             USA Fund      Insured Fund   Intermediate Fund   Municipal Bond Fund
Investment Income:
   Interest                                               $   11,744,806   $  1,396,414     $   3,506,540         $  2,320,640
                                                          --------------   ------------     -------------         ------------

Expenses:
   Management fees                                             1,318,924        147,809           406,995              229,026
   Distribution expenses -- Class A                              627,796         68,730           199,803               82,344
   Distribution expenses -- Class B                               74,179         29,414            13,705               60,798
   Distribution expenses -- Class C                               30,960         14,034           129,669               26,063
   Dividend disbursing and transfer agent fees and
     expenses                                                    157,754         17,835           116,512               29,671
   Accounting and administration expenses                         95,949         11,824            29,559               16,656
   Custodian fees                                                  6,108            805             2,264                2,406
   Legal and professional fees                                    39,170          9,302            16,091               10,968
   Registration fees                                              28,750         17,813            20,500               19,036
   Reports and statements to shareholders                         26,557          4,160            10,734                6,972
   Trustees' fees                                                 13,651          1,685             4,738                2,389
   Insurance fees                                                  5,624            630             1,990                  979
   Pricing fees                                                    1,819            714             2,110                1,184
   Taxes (other than taxes on income)                                891            110               307                  261
   Other                                                           3,311          1,930             3,077                2,257
                                                          --------------   ------------     -------------         ------------
                                                               2,431,443        326,795           958,054              491,010
   Less expenses absorbed or waived                             (209,805)       (16,222)         (126,236)             (49,431)
   Less waived distribution expenses - Class A                  (100,566)       (10,965)          (99,902)                  --
   Less expense paid indirectly                                   (2,416)          (304)           (1,129)              (1,742)
                                                          --------------   ------------     -------------         ------------
   Total operating expenses                                    2,118,656        299,304           730,787              439,837
                                                          --------------   ------------     -------------         ------------
Net Investment Income                                          9,626,150      1,097,110         2,775,753            1,880,803
                                                          --------------   ------------     -------------         ------------

Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments                     3,281,753        358,210          (111,783)            (695,014)
   Net change in unrealized appreciation/depreciation
      of investments                                         (10,568,029)    (1,214,691)       (1,353,760)            (264,426)
                                                          --------------   ------------     -------------         ------------
Net Realized and Unrealized Loss on Investments               (7,286,276)      (856,481)       (1,465,543)            (959,440)
                                                          --------------   ------------     -------------         ------------

Net Increase in Net Assets Resulting from Operations      $    2,339,874   $    240,629     $   1,310,210         $    921,363
                                                          ==============   ============     =============         ============

See accompanying notes

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                                                             Delaware Tax-Free               Delaware Tax-Free
                                                                                  USA Fund                     Insured Fund

                                                                         Six Months         Year         Six Months        Year
                                                                            Ended          Ended           Ended           Ended
                                                                           2/28/06        8/31/05         2/28/06         8/31/05
                                                                        (Unaudited)                     (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                               $   9,626,150   $  20,913,234   $   1,097,110   $  2,327,135
   Net realized gain on investments                                        3,281,753       2,541,488         358,210        837,585
   Net change in unrealized appreciation/depreciation of investments     (10,568,029)      9,862,168      (1,214,691)       173,220
                                                                       -------------   -------------   -------------   ------------
   Net increase in net assets resulting from operations                    2,339,874      33,316,890         240,629      3,337,940
                                                                       -------------   -------------   -------------   ------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                             (9,281,269)    (20,004,240)       (964,477)    (2,060,704)
      Class B                                                               (243,499)       (694,792)        (89,791)      (194,934)
      Class C                                                               (101,492)       (214,202)        (42,830)       (71,497)

   Net realized gain on investments:
      Class A                                                                     --              --        (807,403)      (105,930)
      Class B                                                                     --              --         (95,366)       (13,185)
      Class C                                                                     --              --         (45,476)        (4,364)
                                                                       -------------   -------------   -------------   ------------
                                                                          (9,626,260)    (20,913,234)     (2,045,343)    (2,450,614)
                                                                       -------------   -------------   -------------   ------------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                             56,034,774      24,251,474       1,236,714      2,659,855
      Class B                                                                727,432         705,667          62,007        184,583
      Class C                                                              1,511,627       1,035,529         252,125      1,194,109

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                              5,171,921      10,723,495       1,162,074      1,219,344
      Class B                                                                151,096         392,819         110,336        117,102
      Class C                                                                 81,377         170,783          51,480         35,327
                                                                       -------------   -------------   -------------   ------------
                                                                          63,678,227      37,279,767       2,874,736      5,410,320
                                                                       -------------   -------------   -------------   ------------
   Cost of shares repurchased:
      Class A                                                            (24,794,905)    (48,950,197)     (3,241,596)    (6,731,009)
      Class B                                                             (2,623,676)     (7,473,113)       (260,365)      (977,643)
      Class C                                                               (568,979)     (1,180,661)       (495,452)      (309,488)
                                                                       -------------   -------------   -------------   ------------
                                                                         (27,987,560)    (57,603,971)     (3,997,413)    (8,018,140)
                                                                       -------------   -------------   -------------   ------------
Increase (decrease) in net assets derived from capital share
   transactions                                                           35,690,667     (20,324,204)     (1,122,677)    (2,607,820)
                                                                       -------------   -------------   -------------   ------------
Net Increase (Decrease) in Net Assets                                     28,404,281      (7,920,548)     (2,927,391)    (1,720,494)

Net Assets:
   Beginning of period                                                   476,451,707     484,372,255      61,394,898     63,115,392
                                                                       -------------   -------------   -------------   ------------
   End of period                                                       $ 504,855,988   $ 476,451,707   $  58,467,507   $ 61,394,898
                                                                       =============   =============   =============   ============

   Distributions in excess of net investment income                    $     (12,181)  $     (12,071)  $      (1,778)  $     (1,790)
                                                                       =============   =============   =============   ============

See accompanying notes

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             Delaware Tax-Free         Delaware National High-Yield
                                                                           USA Intermediate Fund            Municipal Bond Fund

                                                                         Six Months         Year         Six Months        Year
                                                                            Ended          Ended           Ended           Ended
                                                                           2/28/06        8/31/05         2/28/06         8/31/05
                                                                        (Unaudited)                     (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                               $   2,775,753   $   4,020,053   $   1,880,803   $  3,803,398
   Net realized gain (loss) on investments                                  (111,783)        216,425        (695,014)       (20,934)
   Net change in unrealized appreciation/depreciation of investments      (1,353,760)      2,305,659        (264,426)     2,945,238
                                                                       -------------   -------------   -------------   ------------
   Net increase in net assets resulting from operations                    1,310,210       6,542,137         921,363      6,727,702
                                                                       -------------   -------------   -------------   ------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                             (2,384,113)     (3,353,356)     (1,540,407)    (3,012,354)
      Class B                                                                (37,468)        (95,959)       (237,959)      (584,141)
      Class C                                                               (354,172)       (570,738)       (101,874)      (212,515)
                                                                       -------------   -------------   -------------   ------------
                                                                          (2,775,753)     (4,020,053)     (1,880,240)    (3,809,010)
                                                                       -------------   -------------   -------------   ------------
Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                             48,187,560      60,268,006       4,313,283     11,865,636
      Class B                                                                310,732         329,988         496,191        533,475
      Class C                                                              4,650,553       8,118,530         777,336      1,761,862

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                              1,749,233       2,392,786         979,897      1,690,051
      Class B                                                                 29,738          68,135         114,240        270,527
      Class C                                                                203,983         276,166          62,085        137,144
                                                                       -------------   -------------   -------------   ------------
                                                                          55,131,799      71,453,611       6,743,032     16,258,695
                                                                       -------------   -------------   -------------   ------------

   Cost of shares repurchased:
      Class A                                                            (13,751,994)    (21,868,344)     (3,604,626)    (6,019,664)
      Class B                                                               (884,580)     (1,002,815)     (1,742,619)    (2,802,575)
      Class C                                                             (2,094,176)     (2,895,030)       (465,536)    (1,654,712)
                                                                       -------------   -------------   -------------   ------------
                                                                         (16,730,750)    (25,766,189)     (5,812,781)   (10,476,951)
                                                                       -------------   -------------   -------------   ------------
Increase in net assets derived from capital share transactions            38,401,049      45,687,422         930,251      5,781,744
                                                                       -------------   -------------   -------------   ------------
Net Increase (Decrease) in Net Assets                                     36,935,506      48,209,506         (28,626)     8,700,436

Net Assets:
   Beginning of period                                                   148,601,344     100,391,838      84,730,782     76,030,346
                                                                       -------------   -------------   -------------   ------------
   End of period                                                       $ 185,536,850   $ 148,601,344   $  84,702,156   $ 84,730,782
                                                                       =============   =============   =============   ============

   Distributions in excess of net investment income                    $          --   $          --   $      (4,104)  $     (4,104)
                                                                       =============   =============   =============   ============

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free USA Fund Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                              Year Ended
                                                         2/28/06(1)    8/31/05     8/31/04      8/31/03    8/31/02(2)    8/31/01
                                                        (Unaudited)
Net asset value, beginning of period                    $    11.760   $  11.460   $  11.170   $   11.280   $   11.320   $  10.830

Income (loss) from investment operations:
Net investment income                                         0.232       0.512       0.538        0.537        0.566       0.582
Net realized and unrealized gain (loss) on investments       (0.190)      0.300       0.290       (0.110)      (0.040)      0.490
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total from investment operations                              0.042       0.812       0.828        0.427        0.526       1.072
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Less dividends and distributions from:
Net investment income                                        (0.232)     (0.512)     (0.538)      (0.537)      (0.566)     (0.582)
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total dividends and distributions                            (0.232)     (0.512)     (0.538)      (0.537)      (0.566)     (0.582)
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Net asset value, end of period                          $    11.570   $  11.760   $  11.460   $   11.170   $   11.280   $  11.320
                                                        ===========   =========   =========   ==========   ==========   =========

Total return(3)                                                0.38%       7.23%       7.54%        3.84%        4.85%      10.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $   483,467   $ 453,982   $ 456,192   $  460,917   $  495,731   $ 495,597
Ratio of expenses to average net assets                        0.85%       0.86%       0.87%        0.87%        0.87%       0.88%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             0.98%       0.98%       0.93%        0.97%        0.98%       0.89%
Ratio of net investment income to average net assets           4.05%       4.43%       4.72%        4.74%        5.08%       5.29%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  3.92%       4.31%       4.66%        4.64%        4.97%       5.28%
Portfolio turnover                                               54%         47%         32%          96%          99%        103%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free USA Fund Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                              Year Ended
                                                         2/28/06(1)    8/31/05     8/31/04      8/31/03    8/31/02(2)    8/31/01
                                                        (Unaudited)
Net asset value, beginning of period                    $    11.760   $  11.460   $  11.170   $   11.280   $   11.320   $  10.830

Income (loss) from investment operations:
Net investment income                                         0.188       0.423       0.449        0.449        0.479       0.494
Net realized and unrealized gain (loss) on investments       (0.190)      0.300       0.290       (0.110)      (0.040)      0.490
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total from investment operations                             (0.002)      0.723       0.739        0.339        0.439       0.984
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Less dividends and distributions from:
Net investment income                                        (0.188)     (0.423)     (0.449)      (0.449)      (0.479)     (0.494)
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total dividends and distributions                            (0.188)     (0.423)     (0.449)      (0.449)      (0.479)     (0.494)
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Net asset value, end of period                          $    11.570   $  11.760   $  11.460   $   11.170   $   11.280   $  11.320
                                                        ===========   =========   =========   ==========   ==========   =========

Total return(3)                                                0.00%       6.42%       6.71%        3.03%        4.04%       9.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $    14,491   $  16,507   $  22,396   $   31,052   $   37,448   $  39,317
Ratio of expenses to average net assets                        1.62%       1.63%       1.65%        1.65%        1.65%       1.68%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             1.71%       1.71%       1.71%        1.75%        1.76%       1.69%
Ratio of net investment income to average net assets           3.28%       3.66%       3.94%        3.96%        4.30%       4.49%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  3.19%       3.58%       3.88%        3.86%        4.19%       4.48%
Portfolio turnover                                               54%         47%         32%          96%          99%        103%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change the year ended August 31, 2002 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free USA Fund Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                              Year Ended
                                                         2/28/06(1)    8/31/05     8/31/04      8/31/03    8/31/02(2)    8/31/01
                                                        (Unaudited)
Net asset value, beginning of period                    $    11.760   $  11.460   $  11.170   $   11.280   $   11.320   $  10.830

Income (loss) from investment operations:
Net investment income                                         0.188       0.423       0.449        0.449        0.479       0.494
Net realized and unrealized gain (loss) on
   investments                                               (0.190)      0.300       0.290       (0.110)      (0.040)      0.490
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total from investment operations                             (0.002)      0.723       0.739        0.339        0.439       0.984
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Less dividends and distributions from:
Net investment income                                        (0.188)     (0.423)     (0.449)      (0.449)      (0.479)     (0.494)
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total dividends and distributions                            (0.188)     (0.423)     (0.449)      (0.449)      (0.479)     (0.494)
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Net asset value, end of period                          $    11.570   $  11.760   $  11.460   $   11.170   $   11.280   $  11.320
                                                        ===========   =========   =========   ==========   ==========   =========

Total return(3)                                                0.00%       6.42%       6.71%        3.03%        4.04%       9.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $     6,898   $   5,963   $   5,784   $    5,508   $    5,979   $   6,457
Ratio of expenses to average net assets                        1.62%       1.63%       1.65%        1.65%        1.65%       1.68%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             1.71%       1.71%       1.71%        1.75%        1.76%       1.69%
Ratio of net investment income to average net assets           3.28%       3.66%       3.94%        3.96%        4.30%       4.49%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  3.19%       3.58%       3.88%        3.86%        4.19%       4.48%
Portfolio turnover                                               54%         47%         32%          96%          99%        103%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change the year ended August 31, 2002 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Insured Fund Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                              Year Ended
                                                         2/28/06(1)    8/31/05     8/31/04      8/31/03      8/31/02     8/31/01
                                                        (Unaudited)
Net asset value, beginning of period                    $    11.280   $  11.110   $  10.880   $   11.020   $   10.950   $  10.390

Income (loss) from investment operations:
Net investment income                                         0.209       0.432       0.471        0.473        0.487       0.483
Net realized and unrealized gain (loss) on investments       (0.164)      0.192       0.230       (0.140)       0.070       0.560
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total from investment operations                              0.045       0.624       0.701        0.333        0.557       1.043
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Less dividends and distributions from:
Net investment income                                        (0.209)     (0.432)     (0.471)      (0.473)      (0.487)     (0.483)
Net realized gain on investments                             (0.176)     (0.022)         --           --           --          --
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total dividends and distributions                            (0.385)     (0.454)     (0.471)      (0.473)      (0.487)     (0.483)
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Net asset value, end of period                          $    10.940   $  11.280   $  11.110   $   10.880   $   11.020   $  10.950
                                                        ===========   =========   =========   ==========   ==========   =========

Total return(2)                                                0.44%       5.73%       6.55%        3.02%        5.27%      10.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $    49,915   $  52,291   $  54,384   $   57,630   $   60,365   $  62,397
Ratio of expenses to average net assets                        0.90%       0.90%       0.93%        0.92%        0.92%       1.02%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             0.99%       0.99%       0.93%        0.92%        0.92%       1.02%
Ratio of net investment income to average net assets           3.82%       3.87%       4.26%        4.25%        4.51%       4.58%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  3.73%       3.78%       4.26%        4.25%        4.51%       4.58%
Portfolio turnover                                               21%         28%         54%         109%         136%        113%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the period ended February 28, 2006, including fees paid indirectly in accordance with Securities an Exchange Commission rules was 0.93%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Insured Fund Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                              Year Ended
                                                         2/28/06(1)    8/31/05     8/31/04      8/31/03      8/31/02     8/31/01
                                                        (Unaudited)
Net asset value, beginning of period                    $    11.280   $  11.110   $  10.880   $   11.020   $   10.950   $  10.390

Income (loss) from investment operations:
Net investment income                                         0.167       0.346       0.385        0.386        0.403       0.399
Net realized and unrealized gain (loss) on investments       (0.164)      0.192       0.230       (0.140)       0.070       0.560
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total from investment operations                              0.003       0.538       0.615        0.246        0.473       0.959
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Less dividends and distributions from:
Net investment income                                        (0.167)     (0.346)     (0.385)      (0.386)      (0.403)     (0.399)
Net realized gain on investments                             (0.176)     (0.022)         --           --           --          --
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total dividends and distributions                            (0.343)     (0.368)     (0.385)      (0.386)      (0.403)     (0.399)
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Net asset value, end of period                          $    10.940   $  11.280   $  11.110   $   10.880   $   11.020   $  10.950
                                                        ===========   =========   =========   ==========   ==========   =========

Total return(2)                                                0.06%       4.92%       5.72%        2.22%        4.46%       9.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $     5,871   $   6,141   $   6,728   $    7,614   $    7,677   $   7,506
Ratio of expenses to average net assets                        1.67%       1.67%       1.71%        1.70%        1.70%       1.82%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             1.72%       1.72%       1.71%        1.70%        1.70%       1.82%
Ratio of net investment income to average net assets           3.05%       3.10%       3.48%        3.47%        3.73%       3.78%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly                                             3.00%       3.05%       3.48%        3.47%        3.73%       3.78%
Portfolio turnover                                               21%         28%         54%         109%         136%        113%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Insured Fund Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                              Year Ended
                                                         2/28/06(1)    8/31/05     8/31/04      8/31/03      8/31/02     8/31/01
                                                        (Unaudited)
Net asset value, beginning of period                    $    11.280   $  11.110   $  10.880   $   11.020   $   10.950   $  10.390

Income (loss) from investment operations:
Net investment income                                         0.167       0.346       0.385        0.386        0.403       0.399
Net realized and unrealized gain (loss) on investments       (0.154)      0.192       0.230       (0.140)       0.070       0.560
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total from investment operations                              0.013       0.538       0.615        0.246        0.473       0.959
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Less dividends and distributions from:
Net investment income                                        (0.167)     (0.346)     (0.385)      (0.386)      (0.403)     (0.399)
Net realized gain on investments                             (0.176)     (0.022)         --           --           --          --
                                                        -----------   ---------   ---------   ----------   ----------   ---------
Total dividends and distributions                            (0.343)     (0.368)     (0.385)      (0.386)      (0.403)     (0.399)
                                                        -----------   ---------   ---------   ----------   ----------   ---------

Net asset value, end of period                          $    10.950   $  11.280   $  11.110   $   10.880   $   11.020   $  10.950
                                                        ===========   =========   =========   ==========   ==========   =========

Total return(2)                                                0.15%       4.92%       5.72%        2.22%        4.46%       9.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $     2,682   $   2,963   $   2,003   $    1,448   $    1,488   $   1,588
Ratio of expenses to average net assets                        1.67%       1.67%       1.71%        1.70%        1.70%       1.82%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             1.72%       1.72%       1.71%        1.70%        1.70%       1.82%
Ratio of net investment income to average net assets           3.05%       3.10%       3.48%        3.47%        3.73%       3.78%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  3.00%       3.05%       3.48%        3.47%        3.73%       3.78%
Portfolio turnover                                               21%         28%         54%         109%         136%        113%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free USA Intermediate Fund Class A
--------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(1)    8/31/05     8/31/04   8/31/03     8/31/02    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    11.610   $  11.390   $ 11.010   $ 11.020   $ 10.890   $ 10.360

Income (loss) from investment operations:
Net investment income                                              0.203       0.410      0.419      0.435      0.462      0.480
Net realized and unrealized gain (loss) on investments            (0.120)      0.220      0.380     (0.010)     0.130      0.530
                                                             -----------   ---------   --------   --------   --------   --------
Total from investment operations                                   0.083       0.630      0.799      0.425      0.592      1.010
                                                             -----------   ---------   --------   --------   --------   --------

Less dividends and distributions from:
Net investment income                                             (0.203)     (0.410)    (0.419)    (0.435)    (0.462)    (0.480)
                                                             -----------   ---------   --------   --------   --------   --------
Total dividends and distributions                                 (0.203)     (0.410)    (0.419)    (0.435)    (0.462)    (0.480)
                                                             -----------   ---------   --------   --------   --------   --------

Net asset value, end of period                               $    11.490   $  11.610   $ 11.390   $ 11.010   $ 11.020   $ 10.890
                                                             ===========   =========   ========   ========   ========   ========

Total return(2)                                                     0.73%       5.63%      7.36%      3.89%      5.63%     10.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $   155,286   $ 120,273   $ 77,448   $ 51,479   $ 26,075   $ 19,471
Ratio of expenses to average net assets(3)                          0.75%       0.79%      0.80%      0.80%      0.80%      0.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                           1.05%       1.11%      1.09%      1.15%      0.94%      1.06%
Ratio of net investment income to average net assets                3.56%       3.55%      3.70%      3.85%      4.28%      4.55%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly          3.26%       3.23%      3.41%      3.50%      4.14%      4.29%
Portfolio turnover                                                    39%         18%        27%       130%       195%       231%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities an Exchange Commission rules was 0.82%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free USA Intermediate Fund Class B
--------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(1)    8/31/05     8/31/04   8/31/03     8/31/02    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    11.610   $  11.380   $ 11.010   $ 11.020   $ 10.890   $ 10.360

Income (loss) from investment operations:
Net investment income                                              0.155       0.313      0.323      0.340      0.371      0.391
Net realized and unrealized gain (loss) on investments            (0.130)      0.230      0.370     (0.010)     0.130      0.530
                                                             -----------   ---------   --------   --------   --------   --------
Total from investment operations                                   0.025       0.543      0.693      0.330      0.501      0.921
                                                             -----------   ---------   --------   --------   --------   --------

Less dividends and distributions from:
Net investment income                                             (0.155)     (0.313)    (0.323)    (0.340)    (0.371)    (0.391)
                                                             -----------   ---------   --------   --------   --------   --------
Total dividends and distributions                                 (0.155)     (0.313)    (0.323)    (0.340)    (0.371)    (0.391)
                                                             -----------   ---------   --------   --------   --------   --------

Net asset value, end of period                               $    11.480   $  11.610   $ 11.380   $ 11.010   $ 11.020   $ 10.890
                                                             ===========   =========   ========   ========   ========   ========

Total return(2)                                                     0.22%       4.83%      6.36%      3.02%      4.74%      9.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $     2,625   $   3,203   $  3,743   $  4,538   $  3,384   $  2,366
Ratio of expenses to average net assets(3)                          1.60%       1.64%      1.65%      1.65%      1.65%      1.65%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                           1.75%       1.81%      1.79%      1.87%      1.79%      1.91%
Ratio of net investment income to average net assets                2.71%       2.70%      2.85%      3.00%      3.43%      3.70%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly          2.56%       2.53%      2.71%      2.78%      3.29%      3.44%
Portfolio turnover                                                    39%         18%        27%       130%       195%       231%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2004 including fees paid indirectly in accordance with Securities an Exchange Commission rules was 1.67%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free USA Intermediate Fund Class C
--------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(1)    8/31/05     8/31/04   8/31/03     8/31/02    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    11.610   $  11.390   $ 11.010   $ 11.020   $ 10.890   $ 10.360

Income (loss) from investment operations:
Net investment income                                              0.155       0.313      0.323      0.340      0.371      0.391
Net realized and unrealized gain (loss) on investments            (0.120)      0.220      0.380     (0.010)     0.130      0.530
                                                             -----------   ---------   --------   --------   --------   --------
Total from investment operations                                   0.035       0.533      0.703      0.330      0.501      0.921
                                                             -----------   ---------   --------   --------   --------   --------

Less dividends and distributions from:
Net investment income                                             (0.155)     (0.313)    (0.323)    (0.340)    (0.371)    (0.391)
                                                             -----------   ---------   --------   --------   --------   --------
Total dividends and distributions                                 (0.155)     (0.313)    (0.323)    (0.340)    (0.371)    (0.391)
                                                             -----------   ---------   --------   --------   --------   --------

Net asset value, end of period                               $    11.490   $  11.610   $ 11.390   $ 11.010   $ 11.020   $ 10.890
                                                             ===========   =========   ========   ========   ========   ========

Total return(2)                                                     0.31%       4.74%      6.45%      3.02%      4.74%      9.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $    27,626   $  25,125   $ 19,201   $ 10,542   $  7,291   $  3,602
Ratio of expenses to average net assets(3)                          1.60%       1.64%      1.65%      1.65%      1.65%      1.65%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                           1.75%       1.81%      1.79%      1.87%      1.79%      1.91%
Ratio of net investment income to average net assets                2.71%       2.70%      2.85%      3.00%      3.43%      3.70%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly          2.56%       2.53%      2.71%      2.78%      3.29%      3.44%
Portfolio turnover                                                    39%         18%        27%       130%       195%       231%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2004 including fees paid indirectly in accordance with Securities an Exchange Commission rules was 1.67%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware National High-Yield Municipal Bond Fund Class A
--------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(1)    8/31/05     8/31/04   8/31/03     8/31/02(2) 8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    10.380   $  10.010   $  9.730   $  9.950   $ 10.240   $  9.950

Income (loss) from investment operations:
Net investment income                                              0.238       0.503      0.496      0.522      0.542      0.556
Net realized and unrealized gain (loss) on investments            (0.120)      0.371      0.280     (0.219)    (0.290)     0.293
                                                             -----------   ---------   --------   --------   --------   --------
Total from investment operations                                   0.118       0.874      0.776      0.303      0.252      0.849
                                                             -----------   ---------   --------   --------   --------   --------

Less dividends and distributions from:
Net investment income                                             (0.238)     (0.504)    (0.496)    (0.523)    (0.542)    (0.559)
                                                             -----------   ---------   --------   --------   --------   --------
Total dividends and distributions                                 (0.238)     (0.504)    (0.496)    (0.523)    (0.542)    (0.559)
                                                             -----------   ---------   --------   --------   --------   --------

Net asset value, end of period                               $    10.260   $  10.380   $ 10.010   $  9.730   $  9.950   $ 10.240
                                                             ===========   =========   ========   ========   ========   ========

Total return(3)                                                     1.16%       8.93%      8.13%      3.13%      2.59%      8.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $    67,390   $  66,451   $ 56,698   $ 59,829   $ 64,259   $ 76,018
Ratio of expenses to average net assets                             0.90%       0.93%      1.00%      0.99%      0.96%      0.97%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                           1.02%       1.01%      1.02%      1.05%      1.04%      0.97%
Ratio of net investment income to average net assets                4.67%       4.92%      5.00%      5.30%      5.42%      5.55%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly                4.55%       4.84%      4.98%      5.24%      5.34%      5.55%
Portfolio turnover                                                    74%         36%        46%        64%        53%        49%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was a increase in net investment income per share of $0.001, an decrease in net realized and unrealized gain (loss) per share of $0.001, and a increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware National High-Yield Municipal Bond Fund Class B
--------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(1)    8/31/05     8/31/04   8/31/03     8/31/02(2) 8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    10.400   $  10.030   $  9.760   $  9.980   $ 10.260   $  9.980

Income (loss) from investment operations:
Net investment income                                              0.199       0.426      0.421      0.448      0.467      0.480
Net realized and unrealized gain (loss) on investments            (0.110)      0.371      0.270     (0.219)    (0.281)     0.284
                                                             -----------   ---------   --------   --------   --------   --------
Total from investment operations                                   0.089       0.797      0.691      0.229      0.186      0.764
                                                             -----------   ---------   --------   --------   --------   --------

Less dividends and distributions from:
Net investment income                                             (0.199)     (0.427)    (0.421)    (0.449)    (0.466)    (0.484)
                                                             -----------   ---------   --------   --------   --------   --------
Total dividends and distributions                                 (0.199)     (0.427)    (0.421)    (0.449)    (0.466)    (0.484)
                                                             -----------   ---------   --------   --------   --------   --------

Net asset value, end of period                               $    10.290   $  10.400   $ 10.030   $  9.760   $  9.980   $ 10.260
                                                             ===========   =========   ========   ========   ========   ========

Total return(3)                                                     0.88%       8.10%      7.20%      2.36%      1.91%      7.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $    11,765   $  13,046   $ 14,534   $ 16,499   $ 20,021   $ 20,277
Ratio of expenses to average net assets                             1.65%       1.68%      1.75%      1.74%      1.71%      1.72%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                           1.77%       1.76%      1.77%      1.80%      1.79%      1.72%
Ratio of net investment income to average net assets                3.92%       4.17%      4.25%      4.55%      4.67%      4.80%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly                3.80%       4.09%      4.23%      4.49%      4.59%      4.80%
Portfolio turnover                                                    74%         36%        46%        64%        53%        49%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was a increase in net investment income per share of $0.001, an decrease in net realized and unrealized gain (loss) per share of $0.001, and a increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware National High-Yield Municipal Bond Fund Class C
--------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(1)    8/31/05     8/31/04   8/31/03     8/31/02(2) 8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    10.420   $  10.040   $  9.770   $  9.990   $ 10.270   $  9.990

Income (loss) from investment operations:
Net investment income                                              0.199       0.426      0.421      0.448      0.467      0.480
Net realized and unrealized gain (loss) on investments            (0.120)      0.381      0.270     (0.219)    (0.281)     0.284
                                                             -----------   ---------   --------   --------   --------   --------
Total from investment operations                                   0.079       0.807      0.691      0.229      0.186      0.764
                                                             -----------   ---------   --------   --------   --------   --------

Less dividends and distributions from:
Net investment income                                             (0.199)     (0.427)    (0.421)    (0.449)    (0.466)    (0.484)
                                                             -----------   ---------   --------   --------   --------   --------
Total dividends and distributions                                 (0.199)     (0.427)    (0.421)    (0.449)    (0.466)    (0.484)
                                                             -----------   ---------   --------   --------   --------   --------

Net asset value, end of period                               $    10.300   $  10.420   $ 10.040   $  9.770   $  9.990   $ 10.270
                                                             ===========   =========   ========   ========   ========   ========

Total return(3)                                                     0.78%       8.19%      7.19%      2.35%      1.92%      7.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $     5,547   $   5,234   $  4,798   $  5,318   $  6,405   $  7,187
Ratio of expenses to average net assets                             1.65%       1.68%      1.75%      1.74%      1.71%      1.72%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly                   1.77%       1.76%      1.77%      1.80%      1.79%      1.72%
Ratio of net investment income to average net assets                3.92%       4.17%      4.25%      4.55%      4.67%      4.80%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                        3.80%       4.09%      4.23%      4.49%      4.59%      4.80%
Portfolio turnover                                                    74%         36%        46%        64%        53%        49%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was a increase in net investment income per share of $0.001, an decrease in net realized and unrealized gain (loss) per share of $0.001, and a increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Notes                                           February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series:
Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a "Fund" or, collectively, as the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class B shares of the Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware National High-Yield Municipal Bond Fund are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held and will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the time the shares are held and will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1.    Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                               Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                    USA Fund         Insured Fund      USA Intermediate Fund       Municipal Bond Fund
                               -----------------   -----------------   ---------------------   ----------------------------
On the first $500 million            0.550%              0.500%               0.500%                      0.550%
On the next $500 million             0.500%              0.475%               0.475%                      0.500%
On the next $1.5 billion             0.450%              0.450%               0.450%                      0.450%
In excess of $2.5 billion            0.425%              0.425%               0.425%                      0.425%

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets through December 31, 2006 as shown below.

                               Delaware Tax-Free    Delaware Tax-Free      Delaware Tax-Free      Delaware National High-Yield
                                    USA Fund           Insured Fund      USA Intermediate Fund         Municipal Bond Fund
                               -----------------    -----------------    ---------------------    ----------------------------
                                     0.62%                0.67%                  0.60%                        0.65%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of each Fund's average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund, and 1.00% of the average daily net assets of the Class B and C shares for all Funds. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for Delaware Tax-Free USA Fund's Class A shares and Delaware Tax-Free Insured Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of each Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30%, waived to 0.25%, of the average daily net assets representing shares that were acquired on or after June 1, 1992. The contractual 12b-1 fee waiver of 0.25% of average daily net assets is applied to the shares of each Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to waive distribution and service fees through December 31, 2006 in order to prevent distribution and service fees of Class A from exceeding 0.25% of the average daily net assets for the Delaware Tax-Free USA Fund and Delaware Tax-Free Insured Fund and 0.15% of the average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

At February 28, 2006, the Funds had liabilities payable to affiliates as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                             USA Fund         Insured Fund      USA Intermediate Fund       Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
Investment management fees payable
  to DMC                                    $179,524             $19,160               $47,327                     $27,106
Dividend disbursing, transfer agent,
  accounting and administration
  fees and other expenses payable
  to DSC                                      89,609              11,358                55,064                      16,837
Distribution fees payable to DDLP             94,587              14,713                53,103                      24,146
Other expenses payable to DMC and
  affiliates*                                 33,691               3,643                10,169                       6,840

* DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to the Funds by DMC employees. For the six months ended February 28, 2006, each Fund was charged internal legal services provided by DMC as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                             USA Fund         Insured Fund      USA Intermediate Fund       Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
                                             $17,779              $2,202                $6,107                     $3,111

For the six months ended February 28, 2006, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                             USA Fund         Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
                                             $14,201              $2,538               $11,222                      $7,930

For the six months ended February 28, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund's Class A, Class B and Class C shares. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                             USA Fund         Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
Class A                                      $  155             $   --               $    --                      $    --
Class B                                       6,731              1,424                 1,641                        5,716
Class C                                       1,583                 --                 1,294                           69

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and trustees are paid no compensation by the Funds.

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

3.    Investments

For the six months ended February 28, 2006, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                            USA Fund          Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
Purchases                                 $146,331,270          $5,780,385            $58,506,098                $30,657,825
Sales                                      122,201,112           8,900,694             29,403,413                 31,607,995

At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                            USA Fund          Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
Cost of investments                        $478,308,497        $55,152,609          $175,417,788                $ 77,791,215
Aggregate unrealized appreciation            27,464,626          2,904,240             4,558,626                   4,079,358
Aggregate unrealized depreciation            (1,219,175)            (7,202)             (189,823)                   (405,618)
                                           ------------        -----------          ------------                ------------
Net unrealized appreciation                $ 26,245,451        $ 2,897,038          $  4,368,803                $  3,673,740
                                           ============        ===========          ============                ============

4.    Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2006 and the year ended August 31, 2005 was as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                            USA Fund          Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
Six Months Ended 2/28/06*
Tax-exempt income                          $ 9,626,260          $1,097,098            $ 2,775,753                $1,880,240
Ordinary Income                                     --              53,878                     --                        --
Long-term capital gain                              --             894,367                     --                        --
                                           -----------          ----------            -----------                ----------
Total                                      $ 9,626,260          $2,045,343            $ 2,775,753                $1,880,240
                                           ===========          ==========            ===========                ==========

Year Ended 8/31/05
Tax-exempt income                          $20,913,234          $2,327,135            $ 4,020,053                $3,809,010
Ordinary Income                                     --              33,676                     --                        --
Long-term capital gain                              --              89.803                     --                        --
                                           -----------          ----------            -----------                ----------
Total                                      $20,913,234          $2,450,614            $ 4,020,053                $3,809,010
                                           ===========          ==========            ===========                ==========

* Tax information for the six months ended February 28, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2006, the estimated components of net assets on a tax basis were as follows:

                                        Delaware Tax-Free   Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                            USA Fund          Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                        -----------------   -----------------   ---------------------   ----------------------------
Shares of beneficial interest             $483,617,831         $55,452,807           $181,640,252                $87,593,294
Undistributed ordinary income                       --                 850                     --                         --
Distributions in excess of
  tax-exempt income                            (12,181)             (1,778)                    --                     (4,104)
Six month period gain (loss)                 3,281,753                  --               (111,783)                    44,021
Post-October losses                                 --                  --                     --                   (777,244)
Capital loss Carryforwards                  (8,276,866)                 --               (360,422)                (5,827,551)
Undistributed long-term capital
  gains                                             --             118,590                     --                         --
Unrealized appreciation of
  investments                               26,245,451           2,897,038              4,368,803                  3,673,740
                                          ------------         -----------           ------------                -----------
Net assets                                $504,855,988         $58,467,507           $185,536,850                $84,702,156
                                          ============         ===========           ============                ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

4.    Dividend and Distribution Information (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2006, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                                         Delaware National High-Yield
                                             Municipal Bond Fund
                                         -----------------------------
   Undistributed net investment income              $(563)
   Accumulated net realized gain (loss)               563

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards outstanding at February 28, 2006 will expire as follows:

                                         Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                              USA Fund       USA Intermediate Fund       Municipal Bond Fund
                                         -----------------   ---------------------   ----------------------------
2008                                        $ 8,276,548            $ 63,767                  $   752,701
2009                                                318                  --                    3,025,716
2010                                                 --                  --                       70,671
2011                                                 --             290,864                      997,721
2012                                                 --               5,791                      980,742
                                            -----------            --------                  -----------
Total                                       $ 8,276,866            $360,422                  $ 5,827,551
                                            ===========            ========                  ===========

For the six months ended February 28, 2006, each Fund had capital gains (losses), which may reduce (increase) the capital loss carryforwards as follows:

                                         Delaware Tax-Free     Delaware Tax-Free     Delaware National High-Yield
                                              USA Fund       USA Intermediate Fund       Municipal Bond Fund
                                         -----------------   ---------------------   ----------------------------
                                             $ 3,281,753          $ (111,783)                  $ 44,021

5.    Capital Shares

Transactions in capital shares were as follows:

                                            Delaware Tax-Free      Delaware Tax-Free
                                                 USA Fund            Insured Fund
                                         ----------------------   --------------------
                                         Six Months     Year      Six Months    Year
                                            Ended       Ended       Ended      Ended
                                           2/28/06     8/31/05     2/28/06    8/31/05
Shares sold:
   Class A                                4,884,841   2,090,513     112,812    237,100
   Class B                                   63,327      60,705       5,626     16,473
   Class C                                  131,144      89,160      23,077    106,968

Shares issued upon reinvestment
   of dividends and distributions:
   Class A                                  447,978     923,604     106,378    109,000
   Class B                                   13,086      33,850      10,105     10,470
   Class C                                    7,049      14,713       4,715      3,158
                                         ----------  ----------   ---------   --------
                                          5,547,425   3,212,545     262,713    483,169
                                         ----------  ----------   ---------   --------
Shares repurchased:
   Class A                               (2,152,811) (4,224,229)   (295,046)  (602,318)
   Class B                                 (227,630)   (645,620)    (23,811)   (87,777)
   Class C                                  (49,179)   (101,597)    (45,415)   (27,732)
                                         ----------  ----------   ---------   --------
                                         (2,429,620) (4,971,446)   (364,272)  (717,827)
                                         ----------  ----------   ---------   --------
Net increase (decrease)                   3,117,805  (1,758,901)   (101,559)  (234,658)
                                         ==========  ==========   =========   ========

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

5.    Capital Shares (continued)

                                            Delaware Tax-Free     Delaware National High-Yield
                                          USA Intermediate Fund       Municipal Bond Fund
                                         ----------------------   ----------------------------
                                         Six Months     Year        Six Months       Year
                                            Ended       Ended         Ended          Ended
                                           2/28/06     8/31/05       2/28/06        8/31/05
Shares sold:
   Class A                                4,210,745   5,248,577       420,526      1,161,795
   Class B                                   27,136      28,724        48,261         52,179
   Class C                                  406,709     705,277        75,509        172,207

Shares issued upon reinvestment
   of dividends and distributions:
   Class A                                  152,627     208,201        95,506        165,542
   Class B                                    2,596       5,933        11,108         26,452
   Class C                                   17,803      24,033         6,030         13,388
                                         ----------  ----------      --------     ----------
                                          4,817,616   6,220,745       656,940      1,591,563
                                         ----------  ----------      --------     ----------
Shares repurchased:
   Class A                               (1,202,400) (1,903,878)     (351,242)      (590,900)
   Class B                                  (77,031)    (87,601)     (169,633)      (273,683)
   Class C                                 (182,883)   (252,321)      (45,404)      (160,929)
                                         ----------  ----------      --------     ----------
                                         (1,462,314) (2,243,800)     (566,279)    (1,025,512)
                                         ----------  ----------      --------     ----------
Net increase                              3,355,302   3,976,945        90,661        566,051
                                         ==========  ==========      ========     ==========

For the six months ended February 28, 2006 and the year ended August 31, 2005, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables below and the Statements of Changes in Net Assets.

                                                             Six Months Ended                    Year Ended
                                                                 2/28/06                           8/31/05
                                                      ------------------------------   ------------------------------
                                                      Class B   Class A                Class B   Class A
                                                      shares    shares      Value       shares   shares      Value
                                                      -------   -------   ----------   -------   -------   ----------
Delaware Tax-Free USA Fund                             91,253    91,253   $1,055,204   365,813   365,721   $4,231,193
Delaware Tax-Free Insured Fund                          2,118     2,119       23,290    21,036    21,036      233,581
Delaware Tax-Free USA Intermediate Fund                16,869    16,869      194,128    16,264    16,264      185,879
Delaware National High-Yield Municipal Bond Fund       41,522    41,422      425,754    38,897    38,974      397,935

6.    Line of Credit

The Funds, along with certain other funds in the Delaware Investment Family of Funds (the "Participants"), participate in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2006 or at any time during the six month period.

--------------------------------------------------------------------------------
                                                Delaware National Tax-Free Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

7.    Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

Delaware National High-Yield Municipal Bond Fund invests a portion of its assets in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Tax Free Insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware Tax-Free Intermediate Fund may invest up to 10% of their total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. Delaware National High-Yield Municipal Bond Fund may invest up to 15% in such securities. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities. Illiquid securities have been denoted on the Statement of Net Assets.

8.    Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
Other
--------------------------------------------------------------------------------
   FUND INFORMATION

Effective as of the close of business on March 1, 2006, the Delaware Tax-Free Insured Fund will be closed to new investors. Shareholders of the Reorganizing Funds will receive a proxy statement/prospectus providing them with information about the Delaware Tax-Free USA Fund and requesting their votes on the proposed reorganization of their Fund at a special meeting of shareholders to be held in late June 2006. If approved, the reorganization would be expected to take place in late August 2006. Additionally, the Delaware Tax-Free Insured Fund would continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the reorganization.

--------------------------------------------------------------------------------
About
--------------------------------------------------------------------------------
   THE ORGANIZATION

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder/Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel
and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel
and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Funds' Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

o     For fund information, literature, price, yield, and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

--------------------------------------------------------------------------------

(350)                                                         Printed in the USA
SA-011 [2/06] CGI 4/06                                 SEMI-0603 TFNAT'L PO10920

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  [DELAWARE INVESTMENTS(R) LOGO]
FIXED INCOME

--------------------------------------------------------------------------------

Semiannual Report FEBRUARY 28, 2006
--------------------------------------------------------------------------------
                                   DELAWARE TAX-FREE ARIZONA INSURED FUND

                                   DELAWARE TAX-FREE CALIFORNIA FUND

                                   DELAWARE TAX-FREE COLORADO FUND

[POWERED BY RESEARCH(R) LOGO]

Table
   OF CONTENTS

------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                              1
------------------------------------------------------------
SECTOR ALLOCATIONS                                       2
------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                              4

   Statements of Operations                             13

   Statements of Changes in Net Assets                  14

   Financial Highlights                                 15

   Notes to Financial Statements                        24

------------------------------------------------------------
ABOUT THE ORGANIZATION                                  30
------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

--------------------------------------------------------------------------------
Disclosure                 For the Period September 1, 2005 to February 28, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 to February 28, 2006.

Actual Expenses

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund's actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions. "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Tax-Free Arizona Insured Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                      Beginning     Ending                  Paid During
                                                       Account      Account    Annualized     Period
                                                        Value        Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,006.40      0.77%     $   3.83
Class B                                                1,000.00     1,002.60      1.52%         7.55
Class C                                                1,000.00     1,003.50      1.52%         7.55
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.98      0.77%     $   3.86
Class B                                                1,000.00     1,017.26      1.52%         7.60
Class C                                                1,000.00     1,017.26      1.52%         7.60
-------------------------------------------------------------------------------------------------------

Delaware Tax-Free California Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                      Beginning     Ending                  Paid During
                                                       Account      Account    Annualized     Period
                                                        Value        Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,011.80      0.88%     $   4.39
Class B                                                1,000.00     1,008.00      1.63%         8.12
Class C                                                1,000.00     1,008.00      1.63%         8.12
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.43      0.88%     $   4.41
Class B                                                1,000.00     1,016.71      1.63%         8.15
Class C                                                1,000.00     1,016.71      1.63%         8.15
-------------------------------------------------------------------------------------------------------

Delaware Tax-Free Colorado Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                      Beginning     Ending                  Paid During
                                                       Account      Account    Annualized     Period
                                                        Value        Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,011.20      0.93%     $   4.64
Class B                                                1,000.00     1,008.30      1.68%         8.37
Class C                                                1,000.00     1,008.30      1.68%         8.37
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.18      0.93%     $   4.66
Class B                                                1,000.00     1,016.46      1.68%         8.40
Class C                                                1,000.00     1,016.46      1.68%         8.40
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocations                                       As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE TAX-FREE ARIZONA INSURED FUND

                                                    Percentage
Sector                                             of Net Assets
----------------------------------------------------------------
Municipal Bonds                                        98.29%
----------------------------------------------------------------
Airport Revenue Bonds                                  10.68%
Continuing Care/Retirement Revenue Bonds                0.64%
Convention Center/Auditorium/Hotel Revenue Bonds        3.38%
Dedicated Tax & Fees Revenue Bonds                      1.48%
Electric & Gas Revenue Bonds                            9.26%
Escrowed to Maturity Bonds                              0.30%
Higher Education Revenue Bonds                          8.37%
Hospital Revenue Bonds                                  6.32%
Multifamily Housing Revenue Bonds                       5.15%
Municipal Lease Revenue Bonds                          12.41%
Political Subdivision General Obligation Bonds          2.26%
Pre-Refunded Bonds                                     25.49%
School District General Obligation Bonds                2.29%
Single Family Housing Revenue Bonds                     0.11%
Territorial General Obligation Bonds                    4.07%
Transportation Revenue Bonds                            0.67%
Water & Sewer Revenue Bonds                             5.41%
----------------------------------------------------------------
Short-Term Investments                                  0.73%
----------------------------------------------------------------
Total Market Value of Securities                       99.02%
----------------------------------------------------------------
Receivables and Other Assets Net of Liabilities         0.98%
----------------------------------------------------------------
Total Net Assets                                      100.00%
----------------------------------------------------------------

DELAWARE TAX-FREE CALIFORNIA FUND
                                                    Percentage
Sector                                             of Net Assets
----------------------------------------------------------------
Municipal Bonds                                        94.23%
----------------------------------------------------------------
Airport Revenue Bonds                                   2.11%
Continuing Care/Retirement Revenue Bonds                4.27%
Dedicated Tax & Fees Revenue Bonds                      8.24%
Electric & Gas Revenue Bonds                            2.21%
Higher Education Revenue Bonds                          9.69%
Hospital Revenue Bonds                                  5.65%
Multifamily Housing Revenue Bonds                       7.93%
Municipal Lease Revenue Bonds                           8.43%
Parking Revenue Bonds                                   1.07%
Ports & Harbors Revenue Bonds                           2.19%
Pre-Refunded Bonds                                      8.20%
Primary Education Revenue Bonds                         1.11%
Resource Recovery Revenue Bonds                         4.28%
School District General Obligation Bonds                5.99%
State General Obligation Bonds                          6.70%
Tax Increment/Special Assessment Bonds                 10.77%
Water & Sewer Revenue Bonds                             5.39%
----------------------------------------------------------------
Short-Term Investments                                  5.35%
----------------------------------------------------------------
Money Market Instruments                                2.08%

Variable Rate Demand Notes                              3.27%
----------------------------------------------------------------
Total Market Value of Securities                       99.58%
----------------------------------------------------------------
Receivables and Other Assets Net of Liabilities         0.42%
----------------------------------------------------------------
Total Net Assets                                      100.00%
----------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocations (CONTINUED)                           As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE TAX-FREE COLORADO FUND

                                                    Percentage
Sector                                             of Net Assets
----------------------------------------------------------------
Municipal Bonds                                        98.22%
----------------------------------------------------------------
Airport Revenue Bonds                                   4.48%
Charter School Revenue Bonds                            7.57%
Combined Utility Revenue Bonds                          1.82%
Continuing Care/Retirement Revenue Bonds                5.58%
Dedicated Tax & Fees Revenue Bonds                      1.03%
Electric & Gas Revenue Bonds                            0.37%
Escrowed to Maturity Bonds                              2.23%
Higher Education Revenue Bonds                         10.26%
Hospital Revenue Bonds                                  8.63%
Library/Museum Revenue Bonds                            0.74%
Multifamily Housing Revenue Bonds                       6.23%
Municipal Lease Revenue Bonds                           3.39%
Political Subdivision General Obligation Bonds         10.63%
Pre-Refunded Bonds                                     14.52%
Recreational Area Revenue Bonds                         1.20%
School District General Obligation Bonds                5.12%
Tax Increment/Special Assessment Bonds                  5.03%
Territorial General Obligation Bonds                    2.23%
Turnpike/Toll Road Revenue Bonds                        5.42%
Water & Sewer Revenue Bonds                             1.74%
----------------------------------------------------------------
Short-Term Investments                                  0.52%
----------------------------------------------------------------
Total Market Value of Securities                       98.74%
----------------------------------------------------------------
Receivables and Other Assets Net of Liabilities         1.26%
----------------------------------------------------------------
Total Net Assets                                      100.00%
----------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Delaware Tax-Free Arizona Insured Fund
Statements                                February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS

                                                     Principal       Market
                                                      Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.29%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 10.68%
   Phoenix Civic Improvement Corporation
      Airport Revenue Series B
      5.25% 7/1/27 (FGIC) (AMT)                     $ 1,000,000   $   1,045,410
      5.25% 7/1/32 (FGIC) (AMT)                      10,300,000      10,741,664
   Tucson Airport Authority
      5.35% 6/1/31 (AMBAC) (AMT)                      5,000,000       5,210,450
                                                                  -------------
                                                                     16,997,524
                                                                  -------------
Continuing Care/Retirement Revenue Bonds - 0.64%
   Maricopa County Industrial Development
      Authority Senior Living Healthcare Revenue
      5.00% 8/20/35 (GNMA)                            1,000,000       1,020,630
                                                                  -------------
                                                                      1,020,630
                                                                  -------------
Convention Center/Auditorium/Hotel Revenue Bonds - 3.38%
   Arizona Tourism & Sports Authority Tax
      Revenue Multipurpose Stadium
      Facilities Series A
      5.00% 7/1/28 (MBIA)                             2,500,000       2,624,300
      5.00% 7/1/31 (MBIA)                             1,500,000       1,572,645
   Phoenix Civic Improvement Corporation
      Distribution Revenue (Civic Plaza)
      Series B 5.50% 7/1/31 (FGIC)                    1,500,000       1,189,425
                                                                  -------------
                                                                      5,386,370
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 1.48%
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series K 5.00% 7/1/35                             750,000         774,833
   San Luis Civic Improvement Corporation
      Municipal Facilities Excise Tax Revenue
      5.00% 7/1/38 (XLCA)                             1,500,000       1,573,515
                                                                  -------------
                                                                      2,348,348
                                                                  -------------
Electric & Gas Revenue Bonds - 9.26%
   Energy Management Services
      (Arizona State University - Main Campus)
      5.25% 7/1/17 (MBIA)                             1,500,000       1,619,280
   Maricopa County Pollution Control
      (Palo Verde Project) Series A
      5.05% 5/1/29 (AMBAC)                            6,000,000       6,254,460
   Puerto Rico Electric Power
      Authority Revenue
      Series NN 5.00% 7/1/32 (MBIA)                   2,500,000       2,630,750
      Series OO 5.00% 7/1/13 (CIFG)                   1,500,000       1,624,800
   Salt River Project Agricultural
      Improvement & Power District
      Electric System Revenue
      (Salt River Project)
      Series A 5.00% 1/1/31                             500,000         522,185
      Series B 5.00% 1/1/31 (MBIA)                    2,000,000       2,088,740
                                                                  -------------
                                                                     14,740,215
                                                                  -------------

                                                     Principal       Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Escrowed to Maturity Bonds - 0.30%
   Maricopa County School District #14
      (Creighton School Improvement Project)
      Series C 6.50% 7/1/08 (FGIC)                  $   455,000   $     486,095
                                                                  -------------
                                                                        486,095
                                                                  -------------
Higher Education Revenue Bonds - 8.37%
   Arizona State Board of Regents
      (Northern Arizona University)
      5.00% 6/1/34 (FGIC)                             1,000,000       1,037,710
      5.50% 6/1/34 (FGIC)                             1,250,000       1,376,525
   Certificates of Participation
      (University of Arizona Main Campus)
      Series 2000 A1 5.125% 6/1/25 (AMBAC)            1,250,000       1,322,825
   Arizona State University
      Certificates of Participation
      (Research Infrastructure Project)
      5.00% 9/1/30 (AMBAC)                            3,000,000       3,149,400
   Glendale Industrial Development
      Authority Revenue (Midwestern University)
      Series A 5.875% 5/15/31                         1,000,000       1,071,360
   Mohave County Community
      College District Revenue
      (State Board of Directors)
      6.00% 3/1/20 (MBIA)                             1,000,000       1,088,910
   South Campus Group Student
      Housing Revenue (Arizona State
      University South Campus Project)
      5.625% 9/1/35 (MBIA)                            1,000,000       1,105,040
   Tucson Industrial Development Authority
      (University of Arizona-Marshall Foundation)
      Series A 5.00% 7/15/27 (AMBAC)                  1,000,000       1,042,900
   University of Arizona
      Certificates of Participation
      (University of Arizona Project)
      Series A 5.125% 6/1/21 (AMBAC)                  1,000,000       1,062,360
      Series B 5.125% 6/1/22 (AMBAC)                  1,000,000       1,062,360
                                                                  -------------
                                                                     13,319,390
                                                                  -------------
Hospital Revenue Bonds - 6.32%
   Glendale Industrial Development
      Authority Hospital Revenue
      5.00% 12/1/35                                   1,000,000       1,004,910
   Maricopa County Industrial Development
      Authority Health Facilities Revenue
      (Catholic Healthcare West)
      Series A 5.50% 7/1/26                           1,000,000       1,060,630
   Mohave County Industrial
      Development Authority
      (Chris Ridge & Silver)
      6.375% 11/1/31 (GNMA)                             185,000         191,179
   Phoenix Industrial Development
      Authority Hospital Revenue
      (John C. Lincoln Health)
      Series B 5.75% 12/1/16 (Connie Lee)             4,110,000       4,323,556
   Scottsdale Industrial Development
      Authority Hospital Revenue
      (Scottsdale Healthcare)
      5.70% 12/1/21                                     500,000         539,965

--------------------------------------------------------------------------------
                                          Delaware Tax-Free Arizona Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal       Market
                                                      Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   University Medical Center Hospital Revenue
      5.00% 7/1/24                                  $   800,000   $     819,960
   Yavapai County Industrial Development
      Authority Revenue
      (Yavapai Regional Medical Center)
      5.25% 8/1/21 (RADIAN)                           2,000,000       2,111,800
                                                                  -------------
                                                                     10,052,000
                                                                  -------------
Multifamily Housing Revenue Bonds - 5.15%
  Phoenix Industrial Development
      Authority Multifamily Housing Revenue
      (Capital Mews Apartments)
      Series A 5.70% 12/20/40 (GNMA) (AMT)            2,000,000       2,091,560
      (Ventana Palms Apartments) Series A
      6.15% 10/1/29 (MBIA)                              510,000         540,524
      6.20% 10/1/34 (MBIA)                              940,000         997,143
   Yuma Industrial Development
      Authority Multifamily Revenue
      (Regency Apartments) Series A
      5.50% 12/20/32 (GNMA) (FHA)                     2,000,000       2,004,920
      6.10% 9/20/19 (GNMA) (AMT)                      2,340,000       2,561,644
                                                                  -------------
                                                                      8,195,791
                                                                  -------------
Municipal Lease Revenue Bonds - 12.41%
   Arizona Agricultural Improvement &
      Power District Certificates of Participation
      (Salt River Project)
      5.00% 12/1/18 (MBIA)                            2,500,000       2,659,175
   Arizona School Facilities Board
      Certificates of Participation
      Series A 5.00% 9/1/18 (FGIC)                    1,000,000       1,070,400
   Greater Arizona Development
      Authority Infrastructure Revenue
      Series A 5.00% 8/1/22 (MBIA)                      500,000         535,880
   Marana Municipal Property
      Corporation Municipal Facilities Revenue
      5.00% 7/1/28 (AMBAC)                              575,000         601,738
   Maricopa County Industrial
      Development Authority Correctional
      Contract Facilities
      (Phoenix West Prison)
      5.375% 7/1/22 (ACA)                             1,000,000       1,048,030
   Phoenix Industrial Development Authority
      Government Office Lease Revenue
      (Capitol Mall LLC Project)
      5.00% 9/15/27 (AMBAC)                           1,000,000       1,054,720
      5.00% 9/15/28 (AMBAC)                           4,000,000       4,153,000
   Pinal County Certificates of Participation
      5.125% 6/1/21 (AMBAC)                           4,675,000       4,965,784
   Puerto Rico Public Buildings
      Authority Revenue
      (Guaranteed Government Facilities)
      Series D 5.25% 7/1/27                             470,000         494,261
      Series D 5.25% 7/1/36                             270,000         283,630
      Series I 5.25% 7/1/33                             500,000         532,250
   University of Arizona
      Certificates of Participation
      Series B 5.00% 6/1/31 (AMBAC)                   2,250,000       2,346,458
                                                                  -------------
                                                                     19,745,326
                                                                  -------------

                                                     Principal       Market
                                                      Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Political Subdivision General Obligation Bonds - 2.26%
   DC Ranch Community Facilities
      5.00% 7/15/27 (AMBAC)                         $ 1,000,000   $   1,050,600
   Phoenix Variable Purpose Series B
      5.00% 7/1/27                                    2,435,000       2,543,017
                                                                  -------------
                                                                      3,593,617
                                                                  -------------
-/-Pre-Refunded Bonds - 25.49%
   Arizona State Transportation Board
      Highway Revenue Series B
      5.25% 7/1/22-12                                 1,000,000       1,091,870
   Eagle Mountain Community Facility
      District Revenue Series A
      6.50% 7/1/21-06                                 1,010,000       1,030,877
   Glendale Industrial Development
      Authority Educational Facilities Revenue
      (American Graduate School International)
      5.625% 7/1/20-06 (Connie Lee)                   1,000,000       1,017,730
      5.875% 7/1/15-06 (Connie Lee)                   2,500,000       2,546,425
   Maricopa County School District #3
      (Tempe Elementary Project of 1997)
      Series E 5.70% 7/1/16-09 (FGIC)                 1,025,000       1,105,791
   Mesa Industrial Development Authority
      (Discovery Health Systems) Series A
      5.625% 1/1/29-10 (MBIA)                        10,000,000      10,801,499
   Phoenix Industrial Development
      Authority Lease Revenue
      (Capitol Mall LLC Project)
      5.50% 9/15/27-10 (AMBAC)                        5,000,000       5,401,000
   Puerto Rico Commonwealth
      Public Improvement Revenue
      5.125% 7/1/30-11 (FSA)                            770,000         829,475
      Series A 5.00% 7/1/27-12                        1,000,000       1,080,170
      Series A 5.125% 7/1/31-11                       1,705,000       1,836,694
   Puerto Rico Public Buildings Authority
      Guaranteed Government Facilities
      Revenue Series D
      5.25% 7/1/36-12                                   730,000         792,327
      5.25% 7/1/27-12                                 1,280,000       1,389,286
   Phoenix Street & Highway Revenue
      6.50% 7/1/09-02 (AMBAC)                           350,000         351,197
   Sedona Certificates of Participation
      5.75% 7/1/16-09                                   500,000         539,370
   Southern Arizona Capital Facilities Finance
      (University of Arizona Project)
      5.10% 9/1/33-12 (MBIA)                          3,250,000       3,526,283
   Surprise Municipal Property
      Excise Tax Revenue
      5.70% 7/1/20-09 (FGIC)                          5,000,000       5,394,100
   University of Arizona
      Certificates of Participation
      (University of Arizona Parking
      & Student Housing)
      5.75% 6/1/19-09 (AMBAC)                         1,000,000       1,069,870
   Yuma Industrial Development
      Authority Hospital Revenue
      (Yuma Regional Medical Center)
      5.00% 8/1/31-11 (FSA)                             700,000         752,290
                                                                  -------------
                                                                     40,556,254
                                                                  -------------

--------------------------------------------------------------------------------
                                          Delaware Tax-Free Arizona Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal       Market
                                                      Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds - 2.29%
   Cochise County Unified School
      District #68 7.50% 7/1/10 (FGIC)              $ 1,000,000   $   1,155,830
   Maricopa County School District #14
      (Creighton School Improvement
      Project of 1990)
      Series C 6.50% 7/1/08 (FGIC)                      545,000         581,738
   Maricopa County School District #38
      (Madison Elementary)
      5.00% 7/1/14 (FSA)                              1,750,000       1,903,405
                                                                  -------------
                                                                      3,640,973
                                                                  -------------
Single Family Housing Revenue Bonds - 0.11%
   Pima County Industrial Development
      Authority Single Family Housing Revenue
      Series A-1 6.125% 11/1/33
      (GNMA) (FNMA) (FHLMC) (AMT)                        55,000          55,233
      Series B-1 6.10% 5/1/31 (GNMA) (AMT)              115,000         115,469
                                                                  -------------
                                                                        170,702
                                                                  -------------
Territorial General Obligation Bonds - 4.07%
   Puerto Rico Commonwealth
      Public Improvements Refunding
      Series A 5.50% 7/1/19                           1,300,000       1,469,065
   Puerto Rico Commonwealth
      Public Improvement
      (Unrefunded Balance) Series A
      5.125% 7/1/30 (FSA)                               480,000         509,510
      5.125% 7/1/31                                   3,370,000       3,467,191
   Virgin Islands Public Finance
      Authority Revenue
      (Gross Receipts Taxes)
      5.00% 10/1/31 (ACA)                             1,000,000       1,027,730
                                                                  -------------
                                                                      6,473,496
                                                                  -------------
Transportation Revenue Bonds - 0.67%
   Arizona State Transportation
      Board Highway Revenue Series A
      5.00% 7/1/23                                    1,000,000       1,064,080
                                                                  -------------
                                                                      1,064,080
                                                                  -------------
Water & Sewer Revenue Bonds - 5.41%
   Gilbert Water Resource Municipal
      Property Corporation Wastewater
      System & Utility Revenue
      4.90% 4/1/19                                    1,500,000       1,512,450
   Glendale Water & Sewer Revenue
      5.00% 7/1/28 (AMBAC)                            2,000,000       2,099,440
   Phoenix Civic Improvement Corporation
      Wastewater Systems Revenue Junior Lien
      5.00% 7/1/24 (FGIC)                             1,000,000       1,056,480
      5.00% 7/1/26 (FGIC)                             3,750,000       3,933,375
                                                                  -------------
                                                                      8,601,745
                                                                  -------------

Total Municipal Bonds (cost $147,940,313)                           156,392,556
                                                                  -------------

                                                     Number of       Market
                                                      Shares         Value
--------------------------------------------------------------------------------
Short-Term Investments - 0.73%
--------------------------------------------------------------------------------
Money Market Instruments - 0.73%
   Federated Arizona Municipal Cash Trust             1,153,903   $   1,153,903
                                                                  -------------

Total Short-Term Investments
   (cost $1,153,903)                                                  1,153,903
                                                                  -------------

Total Market Value of Securities - 99.02%
   (cost $149,094,216)                                              157,546,459
Receivables and Other Assets
   Net of Liabilities - 0.98%                                         1,567,011
                                                                  -------------

Net Assets Applicable to 13,949,251 Shares
   Outstanding - 100.00%                                          $ 159,113,470
                                                                  =============

Net Asset Value - Delaware Tax-Free Arizona Insured Fund
   Class A ($132,879,926 / 11,651,711 Shares)                     $       11.40
                                                                  -------------

Net Asset Value - Delaware Tax-Free Arizona Insured Fund
   Class B ($17,822,544 / 1,561,658 Shares)                       $       11.41
                                                                  -------------

Net Asset Value - Delaware Tax-Free Arizona Insured Fund
   Class C ($8,411,000 / 735,882 Shares)                          $       11.43
                                                                  -------------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 153,572,016
Distributions in excess of net investment income                        (20,294)
Accumulated net realized loss on investments                         (2,890,495)
Net unrealized appreciation of investments                            8,452,243
                                                                  -------------
Total net assets                                                  $ 159,113,470
                                                                  =============

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in "Notes to Financial Statements."

Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Insurance

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Arizona Insured Fund
Net asset value Class A (A)                                       $       11.40
Sales charge (4.50% of offering price) (B)                                 0.54
                                                                  -------------
Offering price                                                    $       11.94
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                               Delaware Tax-Free California Fund
Statements                                     February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds - 94.23%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 2.11%
   Sacramento County Airport System
      Revenue Series A 5.00% 7/1/32 (FSA)           $ 1,000,000   $   1,035,630
   San Jose Airport Revenue
      Series A 5.00% 3/1/31 (FGIC)                    1,000,000       1,029,650
                                                                  -------------
                                                                      2,065,280
                                                                  -------------
Continuing Care/Retirement Revenue Bonds - 4.27%
   Abag Finance Authority of California
      (Nonprofit Corporations -
      Lincoln Glen Manor)
      6.10% 2/15/25 (RADIAN)                          2,000,000       2,107,560
   California Health Facilities
      Financing Authority Revenue
      (The Episcopal Home) Series A
      5.30% 2/1/32 (RADIAN)                           2,000,000       2,079,480
                                                                  -------------
                                                                      4,187,040
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 8.24%
   Palm Drive Health Care District
      Parcel Tax Revenue 5.25% 4/1/30                 2,000,000       2,096,380
   Poway Unified School District
      Community Facilities District #6
      5.60% 9/1/33                                    1,000,000       1,031,730
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series K 5.00% 7/1/35                           1,750,000       1,807,943
   San Bernardino County Special Tax
      Community Facilities District #2002-1
      5.90% 9/1/33                                    2,000,000       2,097,360
   San Francisco Bay Area Rapid Transit
      District Sales Tax Revenue
      5.125% 7/1/36 (AMBAC)                           1,000,000       1,040,150
                                                                  -------------
                                                                      8,073,563
                                                                  -------------
Electric & Gas Revenue Bonds - 2.21%
   Puerto Rico Electric Power Authority
      Revenue Series OO
      5.00% 7/1/13 (CIFG)                             2,000,000       2,166,400
                                                                  -------------
                                                                      2,166,400
                                                                  -------------
Higher Education Revenue Bonds - 9.69%
   California Educational Facilities
      Authority Revenue
      (University of the Pacific)
      5.25% 5/1/34                                    1,000,000       1,056,030
      5.75% 11/1/30 (MBIA)                            1,000,000       1,090,120
      (Woodbury University)
      5.00% 1/1/36                                    1,000,000       1,006,680
   California Public Works Board
      Lease Revenue
      (Various University of California Projects)
      Series D 5.00% 5/1/30                           1,000,000       1,045,220
      Series F 5.00% 11/1/29                          1,000,000       1,042,450
   California State University
      Systemwide Revenue Series A
      5.25% 11/1/20 (FSA)                             1,000,000       1,099,320
   California Statewide Communities
      Development Authority Student Revenue
      (East Campus Apartments, LLC)
      Series A 5.625% 8/1/34 (ACA)                    1,000,000       1,056,930

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds (continued)
   San Diego County Certificates of
      Participation (University of San Diego)
      5.375% 10/1/41                                $ 1,000,000   $   1,044,400
   University of California Revenue
      5.00% 5/15/33 (FSA)                             1,000,000       1,049,000
                                                                  -------------
                                                                      9,490,150
                                                                  -------------
Hospital Revenue Bonds - 5.65%
   Abag Finance Authority of California
      (Nonprofit Corporations - San Diego
      Hospital Association)
      Series A 6.125% 8/15/20                         1,250,000       1,360,212
   California Health Facilities Financing
      Authority Revenue
      (Catholic Healthcare West)
      Series G 5.25% 7/1/23                           1,000,000       1,060,540
   California Infrastructure & Economic
      Development Bank Revenue
      (Kaiser Hospital Associates I, LLC)
      Series A 5.55% 8/1/31                           1,000,000       1,065,360
   California Statewide Community
      Development Authority Revenue
      (Health Facilities - Adventist Health)
      Series A 5.00% 3/1/35                           2,000,000       2,045,860
                                                                  -------------
                                                                      5,531,972
                                                                  -------------
Multifamily Housing Revenue Bonds - 7.93%
   California Statewide Communities
      Development Authority Multifamily
      Housing Revenue
      (Citrus Gardens Apartments)
      Series D1 5.375% 7/1/32                         1,800,000       1,858,464
      (Silver Ridge Apartments)
      Series H 5.80% 8/1/33 (AMT) (FNMA)              1,000,000       1,068,070
      (Village East Tabor Apartments)
      Series C 6.85% 8/20/36 (GNMA) (AMT)             1,500,000       1,600,350
   Palm Springs Mobile Home Park Revenue
      (Sahara Mobile Home Park)
      Series A 5.75% 5/15/37                          1,000,000       1,069,730
   Santa Clara County Housing Authority
      Multifamily Housing Revenue
      (Rivertown Apartments Project)
      Series A 5.85% 8/1/31 (AMT)                     1,000,000       1,035,410
   Ventura County Area Housing Authority
      Multifamily Housing Revenue
      (Glen Oaks Apartments)
      Series A 6.35% 7/20/34 (GNMA)                   1,001,000       1,139,929
                                                                  -------------
                                                                      7,771,953
                                                                  -------------
Municipal Lease Revenue Bonds - 8.43%
   California State Public Works
      Board Lease Revenue
      (Department of Corrections)
      Series A 5.00% 3/1/27 (AMBAC)                   1,000,000       1,041,820
      Series C 5.25% 6/1/28                           1,500,000       1,583,235
      (Department of General
      Services-Butterfield)
      Series A 5.25% 6/1/30                           1,000,000       1,065,170

--------------------------------------------------------------------------------
                                               Delaware Tax-Free California Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Municipal Lease Revenue Bonds (continued)
   Franklin-McKinley School District
      Certificates of Participation
      (Financing Project)
      Series B 5.00% 9/1/27 (AMBAC)                 $ 1,060,000   $   1,109,608
   Sacramento City Financing Authority
      Revenue 5.00% 12/1/29 (FGIC)                    1,250,000       1,317,525
   San Diego County Certificates of
      Participation 5.75% 7/1/31 (MBIA)               1,000,000       1,100,020
   San Juan Basin Authority
      (Ground Water Recovery Project)
      5.00% 12/1/34 (AMBAC)                           1,000,000       1,039,190
                                                                  -------------
                                                                      8,256,568
                                                                  -------------
Parking Revenue Bonds - 1.07%
   San Diego Redevelopment Agency
      (Centre City Redevelopment Project)
      Series A 6.40% 9/1/25                           1,000,000       1,049,890
                                                                  -------------
                                                                      1,049,890
                                                                  -------------
Ports & Harbors Revenue Bonds - 2.19%
   Port of Oakland Revenue
      Series K 5.75% 11/1/29 (FGIC) (AMT)             1,000,000       1,069,190
      Series L 5.375% 11/1/27 (FGIC) (AMT)            1,000,000       1,072,830
                                                                  -------------
                                                                      2,142,020
                                                                  -------------
-/-Pre-Refunded Bonds - 8.20%
   California Educational Facilities
      Authority Revenue (Pepperdine University)
      Series A 5.50% 8/1/32-09                        1,000,000       1,069,930
   California State Department Water
      Resources Power Supply Revenue
      Series A 5.375% 5/1/21-12                       2,000,000       2,215,860
   Golden State Tobacco
      Securitization Corporation
      5.50% 6/1/43-13 (RADIAN)                        1,000,000       1,109,440
      5.625% 6/1/33-13                                1,000,000       1,117,310
   Oakland Industrial Revenue
      (Harrison Foundation)
      Series B 6.00% 1/1/29-10 (AMBAC)                1,300,000       1,426,347
   San Diego County
      Certificates of Participation
      (The Burnham Institute)
      6.25% 9/1/29-09                                 1,000,000       1,096,430
                                                                  -------------
                                                                      8,035,317
                                                                  -------------
Primary Education Revenue Bonds - 1.11%
   California Statewide Communities
      Development Authority Revenue
      (Viewpoint School Project)
      5.75% 10/1/33 (ACA)                             1,000,000       1,086,360
                                                                  -------------
                                                                      1,086,360
                                                                  -------------
Resource Recovery Revenue Bonds - 4.28%
   Salinas Valley Solid Waste Authority Revenue
   5.25% 8/1/27 (AMBAC) (AMT)                         2,000,000       2,097,020
   5.25% 8/1/31 (AMBAC) (AMT)                         2,000,000       2,090,200
                                                                  -------------
                                                                      4,187,220
                                                                  -------------

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds - 5.99%
   Beverly Hills Unified School
      District Election 2002 Series B
      5.00% 8/1/30                                  $ 1,000,000   $   1,058,110
   Fairfield-Suisun Unified School
      District Election 2002
      5.50% 8/1/28 (MBIA)                               500,000         553,745
   Lawndale Elementary School District
      5.00% 8/1/32 (FSA)                              1,000,000       1,040,500
   San Diego Unified School District
      5.00% 7/1/28 (FSA)                              2,000,000       2,157,060
   Sequoia Unified High School
      District Election 2001
      5.125% 7/1/31 (FSA)                             1,000,000       1,054,950
                                                                  -------------
                                                                      5,864,365
                                                                  -------------
State General Obligation Bonds - 6.70%
   California State
      5.00% 2/1/26 (AMBAC)                            1,500,000       1,565,925
      5.00% 2/1/33                                    1,000,000       1,034,670
      5.50% 11/1/33                                   2,000,000       2,210,800
   California State Veterans Series B
      5.70% 12/1/32 (AMT)                               640,000         658,310
   Puerto Rico Public Buildings
      Authority Revenue
      (Guaranteed Government Facilities)
      Series I 5.50% 7/1/23                           1,000,000       1,096,530
                                                                  -------------
                                                                      6,566,235
                                                                  -------------
Tax Increment/Special Assessment Bonds - 10.77%
   Commerce Joint Powers Financing Authority
      Revenue (Redevelopment Projects)
      Series A 5.00% 8/1/28 (RADIAN)                  1,000,000       1,026,150
   Culver City Redevelopment Agency
      (Tax Allocation Redevelopment Project)
      Series A 5.00% 11/1/25 (AMBAC)                  1,000,000       1,059,470
   Fremont Community Facilities District #1
      (Special Tax Pacific Commons)
      5.375% 9/1/36                                   1,000,000       1,014,120
   La Quinta Redevelopment Agency
      (Tax Allocation Redevelopment
      Project Area #1)
      Series A 5.10% 9/1/31 (AMBAC)                   2,000,000       2,098,199
   Lake Elisnore Public Financing
      Authority Tax Allocation
      Series A 5.50% 9/1/30                           1,000,000       1,027,870
   Poway Redevelopment Agency Tax Allocation
      5.75% 6/15/33 (MBIA)                            1,400,000       1,553,790
   Riverside County Redevelopment
      Agency Tax Allocation
      (Jurupa Valley Project)
      5.25% 10/1/35 (AMBAC)                           1,590,000       1,699,631
   Southern California Logistics Airport
      Authority Tax Allocation
      (Southern California Logistics
      Airport Project) 6.50% 12/1/31                  1,000,000       1,067,660
                                                                  -------------
                                                                     10,546,890
                                                                  -------------

--------------------------------------------------------------------------------
                                               Delaware Tax-Free California Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Water & Sewer Revenue Bonds - 5.39%
   Banning Utilities Authority Water
      Enterprise Revenue
      5.25% 11/1/35 (FGIC)                          $ 1,000,000   $   1,088,180
   California State Department of Water
      Resources Water Systems Revenue
      (Central Valley Project)
      Series X 5.00% 12/1/29 (FGIC)                   1,000,000       1,044,490
   Clovis Public Financing Authority
      Wastewater Revenue
      5.25% 8/1/30 (MBIA)                             1,000,000       1,078,980
   Metropolitan Water District of Southern
      California Waterworks Authority Revenue
      Series B-1 5.00% 10/1/36 (FGIC)                 1,000,000       1,045,220
   San Francisco City & County Public
      Utilities Commission Series A
      4.75% 11/1/36 (FSA)                             1,000,000       1,024,100
                                                                  -------------
                                                                      5,280,970
                                                                  -------------

Total Municipal Bonds (cost $87,804,080)                             92,302,193
                                                                  -------------

                                                     Number of
                                                      Shares
--------------------------------------------------------------------------------
Short-Term Investments - 5.35%
--------------------------------------------------------------------------------
Money Market Instruments - 2.08%
   Federated California Municipal Cash Trust          2,040,080       2,040,080
                                                                  -------------
                                                                      2,040,080
                                                                  -------------

                                                     Principal
                                                       Amount
--------------------------------------------------------------------------------
oVariable Rate Demand Notes - 3.27%
   California State Department of Water
      Resources Power Supply
      Series G-10 3.22% 5/1/18 (FGIC)
      (SPA - Depfa Bank PLC)                        $ 1,700,000       1,700,000
   East Bay Municipal Utilities District
      Water System Revenue
      Series B-2 3.12% 6/1/38 (XLCA)
      (SPA - Dexia Credit Local)                      1,500,000       1,500,000
                                                                  -------------
                                                                      3,200,000
                                                                  -------------

Total Short-Term Investments
   (cost $5,240,080)                                                  5,240,080
                                                                  -------------

Total Market Value of Securities - 99.58%
   (cost $93,044,160)                                                97,542,273
Receivables and Other Assets
   Net of Liabilities - 0.42%                                           408,369
                                                                  -------------

Net Assets Applicable to 8,586,072 Shares
   Outstanding - 100.00%                                          $  97,950,642
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net Asset Value - Delaware Tax-Free California Fund
   Class A ($69,466,316 / 6,094,155 Shares)                       $       11.40
                                                                  -------------

Net Asset Value - Delaware Tax-Free California Fund
   Class B ($16,430,573 / 1,435,888 Shares)                       $       11.44
                                                                  -------------

Net Asset Value - Delaware Tax-Free California Fund
   Class C ($12,053,753 / 1,056,029 Shares)                       $       11.41
                                                                  -------------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization -- no par)                            $  94,214,351
Undistributed net investment income                                       1,300
Accumulated net realized loss on investments                           (763,122)
Net unrealized appreciation of investments                            4,498,113
                                                                  -------------
Total net assets                                                  $  97,950,642
                                                                  =============

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in "Notes to Financial Statements."

Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement
XLCA - Insured by XL Capital Assurance

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free California Fund
Net asset value Class A (A)                                       $       11.40
Sales charge (4.50% of offering price) (B)                                 0.54
                                                                  -------------
Offering price                                                    $       11.94
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                                 Delaware Tax-Free Colorado Fund
Statements                                       February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.22%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 4.48%
   Denver City & County Airport Revenue
      Series B 5.00% 11/15/33 (XLCA)                $ 4,000,000   $   4,177,920
      Series E 5.25% 11/15/23 (MBIA)                  8,250,000       8,548,650
                                                                  -------------
                                                                     12,726,570
                                                                  -------------
Charter School Revenue Bonds - 7.57%
   Colorado Educational & Cultural
      Facilities Authority Revenue
      (Charter School Project)
      5.50% 5/1/36 (XLCA)                             2,280,000       2,493,887
      (Liberty Common Charter School Project)
      5.125% 12/1/33 (XLCA)                           2,740,000       2,883,905
      (Littleton Academy Charter School Project)
      6.125% 1/15/31                                  2,000,000       2,072,600
      (Montessori Districts Charter School
      Project) 6.125% 7/15/32                         5,590,000       5,805,885
      (Pinnacle Charter School Project)
      5.00% 6/1/33 (XLCA)                             2,170,000       2,258,905
      (Renaissance Charter School Project)
      6.75% 6/1/29                                    2,000,000       1,826,600
      (Stargate Charter School Project)
      6.125% 5/1/33                                   2,000,000       2,066,520
      (Woodrow Wilson Charter School Project)
      Series A 5.25% 12/1/34 (XLCA)                   1,960,000       2,096,514
                                                                  -------------
                                                                     21,504,816
                                                                  -------------
Combined Utility Revenue Bonds - 1.82%
   Colorado Springs Utilities Revenue
      Series A 5.00% 11/15/29                         5,000,000       5,176,600
                                                                  -------------
                                                                      5,176,600
                                                                  -------------
Continuing Care/Retirement Revenue Bonds - 5.58%
   Colorado Health Facilities Authority Revenue
      (Covenant Retirement Communities)
      Series A 5.50% 12/1/33 (RADIAN)                 5,000,000       5,309,150
      (Evangelical Lutheran)
      5.00% 6/1/35                                    1,000,000       1,017,440
      Series A 5.25% 6/1/34                           2,000,000       2,063,780
      (Porter Place)
      Series A 6.00% 1/20/36 (GNMA)                   5,000,000       5,343,000
   Mesa County Residential Care
      Facilities Mortgage Revenue
      (Hilltop Community Resources)
      Series A 5.375% 12/1/28 (RADIAN)                2,000,000       2,115,180
                                                                  -------------
                                                                     15,848,550
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 1.03%
   Gypsum Sales Tax & General
      Funding Revenue 5.25% 6/1/30                    2,690,000       2,916,444
                                                                  -------------
                                                                      2,916,444
                                                                  -------------
Electric & Gas Revenue Bonds - 0.37%
   Puerto Rico Electric Power Authority Revenue
      Series NN 5.00% 7/1/32                          1,000,000       1,052,300
                                                                  -------------
                                                                      1,052,300
                                                                  -------------

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Escrowed to Maturity Bonds - 2.23%
   Colorado Health Facilities Authority
      (Catholic Health Initiatives)
      Series A 5.50% 3/1/32                         $ 5,000,000   $   5,448,550
Galleria Metropolitan District
      7.25% 12/1/09                                     830,000         882,921
                                                                  -------------
                                                                      6,331,471
                                                                  -------------
Higher Education Revenue Bonds - 10.26%
   Boulder County Development Revenue
      University Corporation for
      Atmospheric Research
      5.00% 9/1/33 (MBIA)                             1,000,000       1,039,660
      5.00% 9/1/35 (AMBAC)                            2,000,000       2,090,980
   Colorado Educational &
      Cultural Facilities Authority
      (Johnson & Wales University Project)
      Series A 5.00% 4/1/28 (XLCA)                    1,000,000       1,043,910
      (Regis University Project)
      5.00% 6/1/22 (RADIAN)                           1,820,000       1,893,528
      5.00% 6/1/24 (RADIAN)                           1,700,000       1,761,540
      (University of Denver Project)
      Series A 5.00% 3/1/27 (MBIA)                    5,000,000       5,203,700
      Series B 5.25% 3/1/35 (FGIC)                    1,750,000       1,901,113
      (University of Northern Colorado
      Student Housing Project)
      Series A 5.125% 7/1/37 (MBIA)                   7,500,000       7,795,724
   Colorado School Mines Auxiliary
      Facilities Revenue
      5.00% 12/1/37 (AMBAC)                           3,130,000       3,256,202
   Colorado State Board of Governors
      University Enterprise System Revenue
      Series B 5.00% 3/1/35 (AMBAC)                   2,000,000       2,087,000
   University of Colorado Enterprise
      System Revenue Series A
      5.375% 6/1/26                                   1,000,000       1,065,140
                                                                  -------------
                                                                     29,138,497
                                                                  -------------
Hospital Revenue Bonds - 8.63%
   Boulder County Hospital
      Development Revenue
      (Longmont United Hospital Project)
      5.60% 12/1/27 (RADIAN)                          1,250,000       1,294,675
      6.00% 12/1/30 (RADIAN)                          5,000,000       5,443,700
   Colorado Health Facilities Authority Revenue
      (Longmont United Hospital)
      5.00% 12/1/19 (ACA)                             1,150,000       1,183,051
      (Parkview Medical Center) 5.00% 9/1/25          1,000,000       1,032,470
      (Vail Valley Medical Center Project)
      5.00% 1/15/17                                   1,000,000       1,042,470
      5.80% 1/15/27                                   3,475,000       3,670,851
   Delta County Memorial Hospital
      District Enterprise Revenue
      5.35% 9/1/17                                    4,000,000       4,161,840
   Denver Health & Hospital Authority
      Healthcare Revenue Series A
      5.375% 12/1/28 (ACA)                            2,770,000       2,856,119
   University of Colorado Hospital
      Authority Revenue Series A
      5.60% 11/15/31                                  3,650,000       3,816,951
                                                                  -------------
                                                                     24,502,127
                                                                  -------------

--------------------------------------------------------------------------------
                                                 Delaware Tax-Free Colorado Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Library/Museum Revenue Bonds - 0.74%
   Colorado Educational & Cultural
      Facilities Authority Revenue
      5.25% 6/1/21                                  $ 2,000,000   $   2,093,700
                                                                  -------------
                                                                      2,093,700
                                                                  -------------
Multifamily Housing Revenue Bonds - 6.23%
   Adams County Housing Authority
      Mortgage Revenue
      (Greenbriar Project) 6.75% 7/1/21               1,730,000       1,769,877
   Colorado Housing & Finance Authority
      (Multifamily Housing Insured Mortgage)
      Series A3 6.25% 10/1/26 (FHA)                   6,205,000       6,347,963
      Series C3 6.15% 10/1/41                         1,590,000       1,663,935
   Denver City and County Multifamily Housing
      Revenue Federal Housing Authority
      (Insured Mortgage Loan - Garden Court)
      5.40% 7/1/39 (FHA)                              2,000,000       2,053,000
   Englewood Multifamily Housing Revenue
      (Marks Apartments Project)
      6.65% 12/1/26                                   5,700,000       5,864,388
                                                                  -------------
                                                                     17,699,163
                                                                  -------------
Municipal Lease Revenue Bonds - 3.39%
   Conejos & Alamosa Counties
      School District #11J
      Certificates of Participation
      6.50% 4/1/11                                    1,085,000       1,106,125
   El Paso County Certificates of Participation
      (Detention Facilities Project)
      Series B 5.00% 12/1/27 (AMBAC)                  1,500,000       1,563,150
      (Judicial Building Project)
      Series A 5.00% 12/1/27 (AMBAC)                  2,000,000       2,084,200
   Fremont County Certificates of Participation
      Series A 5.25% 12/15/24 (MBIA)                  3,045,000       3,271,243
   Puerto Rico Public Buildings
      Authority Revenue
      (Government Facilities)
      Series I 5.25% 7/1/33                           1,500,000       1,596,750
                                                                  -------------
                                                                      9,621,468
                                                                  -------------
Political Subdivision General Obligation Bonds - 10.63%
   Arapahoe County Water & Wastewater Public
      Improvement District Series A
      5.125% 12/1/32 (MBIA)                           4,500,000       4,780,485
   Bowles Metropolitan District
      5.00% 12/1/33 (FSA)                             2,500,000       2,620,125
   Denver West Metropolitan District
      5.00% 12/1/33 (RADIAN)                          4,000,000       4,103,120
   Eagle Bend Metropolitan District #2
      5.00% 12/1/35 (RADIAN)                          3,000,000       3,100,440
   Lincoln Park Metropolitan District
      7.75% 12/1/26                                   2,500,000       2,665,575
   Meridian Metropolitan District Series A
      5.00% 12/1/31 (RADIAN)                          7,000,000       7,161,070
   North Range Metropolitan District #1
      7.25% 12/15/31                                  3,400,000       3,604,408
   Saddle Rock Metropolitan District
      5.35% 12/1/31 (RADIAN)                          1,580,000       1,651,590
   Sand Creek Metropolitan District
      5.00% 12/1/31 (XLCA)                              500,000         523,015
                                                                  -------------
                                                                     30,209,828
                                                                  -------------

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
-/-Pre-Refunded Bonds - 14.52%
   Aurora Certificates of Participation
      5.50% 12/1/30-10 (AMBAC)                      $ 8,000,000   $   8,665,359
   Burlingame Multifamily Housing Revenue
      Series A 6.00% 11/1/29-09 (MBIA)                1,250,000       1,366,550
   Colorado Educational & Cultural
      Facilities Authority Revenue
      (Core Knowledge Charter School Project)
      7.00% 11/1/29-09                                1,000,000       1,115,340
      (Lincoln Academy Charter School Project)
      8.375% 3/1/26-06                                2,330,000       2,374,503
      (Pinnacle Charter School Project)
      6.00% 12/1/21-11                                1,750,000       1,958,653
      (University of Denver Project)
      5.375% 3/1/23-11 (AMBAC)                          975,000       1,055,896
      (University of Denver Project-
      Refunded Balance)
      5.375% 3/1/23-11 (AMBAC)                        1,025,000       1,106,621
   Colorado Springs Revenue
      (Colorado College Project)
      5.375% 6/1/32-09                                5,570,000       5,945,140
   El Paso County School District #49 (Falcon)
      5.50% 12/1/21-11 (FGIC)                         3,580,000       3,898,262
   Greeley County Building Authority
      Certificates of Participation
      6.10% 8/15/16-07                                2,600,000       2,698,852
   Pueblo County Certificates of Participation
      6.50% 12/1/24-10                                5,460,000       6,130,651
   Silver Dollar Metropolitan District
      7.05% 12/1/30-06                                4,810,000       4,934,675
                                                                  -------------
                                                                     41,250,502
                                                                  -------------
 Recreational Area Revenue Bonds - 1.20%
   South Suburban Park & Recreation District
      (Golf Course & Ice Arena Facility)
      6.00% 11/1/15                                   2,330,000       2,375,854
   Westminster Golf Course
      5.55% 12/1/23 (RADIAN)                          1,000,000       1,050,200
                                                                  -------------
                                                                      3,426,054
                                                                  -------------
School District General Obligation Bonds - 5.12%
   Adams & Arapahoe Counties Joint
      School District #28J
      5.25% 12/1/25 (MBIA)                            2,000,000       2,199,240
   Douglas County School District #1 Building
      (Douglas & Elbert Counties) Series B
      5.00% 12/15/30 (FSA)                            2,335,000       2,468,423
      5.125% 12/15/25 (FSA)                           2,000,000       2,117,860
   El Paso County School District #2
      (Harrison) 5.00% 12/1/27 (MBIA)                 2,115,000       2,210,365
   Fremont County School District #1
      (Canon City) 5.00% 12/1/24 (MBIA)               1,735,000       1,835,994
   Garfield County School District #2
      5.00% 12/1/25 (FSA)                             1,000,000       1,049,880
   Garfield Pitkin & Eagle County
      School District #1 Series A
      5.00% 12/15/27 (FSA)                            1,500,000       1,587,975
   La Plata County School District #9-R
      5.125% 11/1/24 (MBIA)                           1,000,000       1,064,080
                                                                  -------------
                                                                     14,533,817
                                                                  -------------

--------------------------------------------------------------------------------
                                                 Delaware Tax-Free Colorado Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Tax Increment/Special Assessment Bonds - 5.03%
   Loveland Special Improvements District #1
      7.50% 7/1/29                                  $ 5,540,000   $   5,556,786
   Lowry Economic Redevelopment
      Authority Revenue Series A
      7.30% 12/1/10                                     790,000         824,207
      7.80% 12/1/10                                   7,545,000       7,899,540
                                                                  -------------
                                                                     14,280,533
                                                                  -------------
Territorial General Obligation Bonds - 2.23%
   Puerto Rico Commonwealth Public
      Improvement Series A 5.25% 7/1/21               4,000,000       4,270,560
   Virgin Islands Public Finance Authority
      (Gross Receipts Taxes)
      5.00% 10/1/31 (ACA)                             2,000,000       2,055,460
                                                                  -------------
                                                                      6,326,020
                                                                  -------------
Turnpike/Toll Road Revenue Bonds - 5.42%
   E-470 Public Highway Authority Revenue
      Series A 5.75% 9/1/35 (MBIA)                    3,100,000       3,414,216
   Northwest Parkway Public Highway
      Authority Series A 5.25% 6/15/41 (FSA)         11,250,000      11,997,788
                                                                  -------------
                                                                     15,412,004
                                                                  -------------
Water & Sewer Revenue Bonds - 1.74%
   Erie Water Enterprise Revenue
      5.00% 12/1/23 (ACA)                             1,750,000       1,769,268
   Ute Utility Water Conservancy
      District Revenue 5.75% 6/15/20 (MBIA)           2,900,000       3,165,553
                                                                  -------------
                                                                      4,934,821
                                                                  -------------

Total Municipal Bonds (cost $261,923,713)                           278,985,285
                                                                  -------------

                                                     Number of
                                                      Shares

--------------------------------------------------------------------------------
Short-Term Investments - 0.52%
--------------------------------------------------------------------------------
Money Market Investments - 0.52%
   Dreyfus Cash Management Fund                       1,489,742       1,489,742
                                                                  -------------

Total Short-Term Investments
   (cost $1,489,742)                                                  1,489,742
                                                                  -------------

Total Market Value of Securities - 98.74%
   (cost $263,413,455)                                              280,475,027
Receivables and Other Assets
   Net of Liabilities - 1.26%                                         3,566,347
                                                                  -------------

Net Assets Applicable to 25,622,802 Shares
   Outstanding - 100.00%                                          $ 284,041,374
                                                                  =============

Net Asset Value - Delaware Tax-Free Colorado Fund
   Class A ($264,378,776 / 23,851,395 Shares)                     $       11.08
                                                                  -------------

Net Asset Value - Delaware Tax-Free Colorado Fund
   Class B ($9,333,166 / 841,430 Shares)                          $       11.09
                                                                  -------------

Net Asset Value - Delaware Tax-Free Colorado Fund
   Class C ($10,329,432 / 929,977 Shares)                         $       11.11
                                                                  -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization -- no par)                            $ 276,096,365

Accumulated net realized loss on investments                         (9,116,563)
Net unrealized appreciation of investments                           17,061,572
                                                                  -------------
Total net assets                                                  $ 284,041,374
                                                                  =============

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in "Notes to Financial Statements."

Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Colorado Fund
Net asset value Class A (A)                                       $       11.08
Sales charge (4.50% of offering price) (B)                                 0.52
                                                                  -------------
Offering price                                                    $       11.60
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
Statements                        Six Months Ended February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

                                                                        Delaware Tax-Free    Delaware Tax-Free    Delaware Tax-Free
                                                                       Arizona Insured Fund   California Fund       Colorado Fund
Investment Income:
   Interest                                                             $        3,844,095   $        2,215,661   $       7,548,414
                                                                        ------------------   ------------------   -----------------

Expenses:
   Management fees                                                                 394,575              252,508             775,403
   Distribution expenses -- Class A                                                164,077               79,992             328,657
   Distribution expenses -- Class B                                                 90,246               85,510              47,578
   Distribution expenses -- Class C                                                 42,606               52,609              47,969
   Dividend disbursement and transfer agent fees and expenses                       40,770               20,365              78,023
   Accounting and administration expenses                                           31,566               18,364              56,393
   Legal and professional fees                                                      16,479               11,281              20,080
   Reports and statements to shareholders                                           11,141                7,839              11,739
   Registration fees                                                                 9,350               17,785               4,450
   Trustees' fees                                                                    4,500                2,634               8,051
   Custodian fees                                                                    4,326                3,500               8,353
   Insurance fees                                                                    1,658                1,307               4,862
   Pricing fees                                                                      1,183                1,006               1,290
   Taxes (other than taxes on income)                                                  277                   67                 752
   Other                                                                             3,638                3,333               8,175
                                                                        ------------------   ------------------   -----------------
                                                                                   816,392              558,100           1,401,775
   Less expenses absorbed or waived                                               (109,114)             (50,877)            (18,798)
   Less expense paid indirectly                                                        (28)                 (28)                 --
                                                                        ------------------   ------------------   -----------------
   Total operating expenses                                                        707,250              507,195           1,382,977
                                                                        ------------------   ------------------   -----------------
Net Investment Income                                                            3,136,845            1,708,466           6,165,437
                                                                        ------------------   ------------------   -----------------

Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments                                        (101,029)              43,753             200,231
   Net change in unrealized appreciation/depreciation of investments            (2,068,076)            (677,036)         (3,114,128)
                                                                        ------------------   ------------------   -----------------
Net Realized and Unrealized Loss on Investments                                 (2,169,105)            (633,283)         (2,913,897)
                                                                        ------------------   ------------------   -----------------

Net Increase in Net Assets Resulting from Operations                    $          967,740   $        1,075,183   $       3,251,540
                                                                        ==================   ==================   =================

See accompanying notes

--------------------------------------------------------------------------------
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                                 Delaware Tax-Free             Delaware Tax-Free            Delaware Tax-Free
                                               Arizona Insured Fund             California Fund               Colorado Fund

                                            Six Months         Year        Six Months        Year        Six Months       Year
                                               Ended          Ended          Ended          Ended          Ended         Ended
                                              2/28/06        8/31/05        2/28/06        8/31/05        2/28/06       8/31/05
                                            (Unaudited)                   (Unaudited)                   (Unaudited)
Increase (Decrease) in Net Assets from
   Operations:
   Net investment income                   $   3,136,845  $   5,859,541  $   1,708,466  $   2,275,968  $   6,165,437  $  12,978,314
   Net realized gain (loss) on
      investments                               (101,029)       264,284         43,753         43,276        200,231     (2,712,031)
   Net change in unrealized appreciation/
      depreciation of investments             (2,068,076)     2,239,992       (677,036)     2,245,832     (3,114,128)     5,986,463
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Net increase in net assets resulting
      from operations                            967,740      8,363,817      1,075,183      4,565,076      3,251,540     16,252,746
                                           -------------  -------------  -------------  -------------  -------------  -------------

Dividends and Distributions to
   Shareholders from:
   Net investment income:
      Class A                                 (2,692,234)    (5,096,515)    (1,266,937)    (1,517,382)    (5,811,462)   (12,211,017)
      Class B                                   (302,180)      (510,403)      (272,955)      (520,743)      (174,449)      (421,258)
      Class C                                   (142,431)      (252,623)      (168,574)      (237,843)      (175,669)      (338,621)

   Net realized gain on investments:
      Class A                                         --       (248,176)            --             --             --             --
      Class B                                         --        (27,488)            --             --             --             --
      Class C                                         --        (13,869)            --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                              (3,136,845)    (6,149,074)    (1,708,466)    (2,275,968)    (6,161,580)   (12,970,896)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                  3,420,674      6,855,917     13,554,913     18,776,298      7,214,412     15,027,725
      Class B                                     30,021        441,653        381,042      1,177,507         16,299        899,393
      Class C                                    552,752      1,248,630      2,854,882      3,524,288      1,393,972      1,382,314

   Net assets from reorganization*:
      Class A                                         --     18,971,166             --     23,988,851             --             --
      Class B                                         --      6,819,275             --      6,171,643             --             --
      Class C                                         --      3,097,336             --      1,332,252             --             --

   Net asset value of shares issued upon
      reinvestment of dividends and
      distributions:
      Class A                                  1,427,886      2,678,398        597,632        631,234      3,725,382      7,395,797
      Class B                                    144,180        263,680        166,632        235,428        108,439        262,793
      Class C                                     95,839        181,297        111,722        134,429        121,141        234,982
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                               5,671,352     40,557,352     17,666,823     55,971,930     12,579,645     25,203,004
                                           -------------  -------------  -------------  -------------  -------------  -------------

   Cost of shares repurchased:
      Class A                                 (5,040,402)   (17,883,135)    (5,008,505)    (8,907,524)   (13,988,843)   (31,859,739)
      Class B                                 (1,103,947)    (2,146,762)    (2,221,965)    (4,436,217)    (1,057,481)    (3,327,004)
      Class C                                   (714,920)    (2,713,378)      (606,832)    (1,084,487)      (270,459)    (2,134,310)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                              (6,859,269)   (22,743,275)    (7,837,302)   (14,428,228)   (15,316,783)   (37,321,053)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   derived from capital share
   transactions                               (1,187,917)    17,814,077      9,829,521     41,543,702     (2,737,138)   (12,118,049)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net Increase (Decrease) in Net Assets         (3,357,022)    20,028,820      9,196,238     43,832,810     (5,647,178)    (8,836,199)

Net Assets:
      Beginning of period                    162,470,492    142,441,672     88,754,404     44,921,594    289,688,552    298,524,751
                                           -------------  -------------  -------------  -------------  -------------  -------------
      End of period(1)                     $ 159,113,470  $ 162,470,492  $  97,950,642  $  88,754,404  $ 284,041,374  $ 289,688,552
                                           =============  =============  =============  =============  =============  =============

      (1)Including undistributed
          (distribution in excess of) net
          investment income                $     (20,294) $     (20,294) $       1,300  $       1,300  $          --  $          --
                                           =============  =============  =============  =============  =============  =============

*     See Note 6 in "Notes to Financial Statements."

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Tax-Free Arizona Insured Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six Months
                                                    Ended                                    Year Ended
                                                 2/28/06(1)       8/31/05        8/31/04        8/31/03     8/31/02(2)     8/31/01
                                                 (Unaudited)
Net asset value, beginning of period            $     11.560    $   11.410     $    11.160    $   11.530    $   11.500    $  11.040

Income (loss) from investment operations:
Net investment income                                  0.232         0.468           0.469         0.502         0.510        0.521
Net realized and unrealized gain (loss)
   on investments                                     (0.160)        0.174           0.308        (0.253)        0.100        0.460
                                                ------------    ----------     -----------    ----------    ----------    ---------
Total from investment operations                       0.072         0.642           0.777         0.249         0.610        0.981
                                                ------------    ----------     -----------    ----------    ----------    ---------

Less dividends and distributions from:
Net investment income                                 (0.232)       (0.468)         (0.469)       (0.502)       (0.510)      (0.521)
Net realized gain on investments                          --        (0.024)         (0.058)       (0.117)       (0.070)          --
                                                ------------    ----------     -----------    ----------    ----------    ---------
Total dividends and distributions                     (0.232)       (0.492)         (0.527)       (0.619)       (0.580)      (0.521)
                                                ------------    ----------     -----------    ----------    ----------    ---------

Net asset value, end of period                  $     11.400    $   11.560     $    11.410    $   11.160    $   11.530    $  11.500
                                                ============    ==========     ===========    ==========    ==========    =========

Total return(3)                                         0.64%         5.74%           7.09%         2.17%         5.54%        9.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $    132,880    $  134,874     $   122,436    $  129,683    $  141,424    $ 141,298
Ratio of expenses to average net assets                 0.77%         0.80%           0.90%         0.86%         0.90%        0.95%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                             0.91%         0.91%           0.90%         0.91%         0.90%        0.97%
Ratio of net investment income to average
   net assets                                           4.10%         4.07%           4.14%         4.37%         4.50%        4.65%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                         3.96%         3.96%           4.14%         4.32%         4.50%        4.63%
Portfolio turnover                                         7%            3%             19%           29%           46%          45%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Tax-Free Arizona Insured Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                         Ended                               Year Ended
                                                      2/28/06(1)    8/31/05       8/31/04      8/31/03    8/31/02(2)     8/31/01
                                                      (Unaudited)
Net asset value, beginning of period                  $   11.570   $   11.420   $   11.170   $   11.540   $   11.500    $   11.040

Income (loss) from investment operations:
Net investment income                                      0.189        0.382        0.384        0.416        0.426         0.437
Net realized and unrealized gain (loss)
   on investments                                         (0.160)       0.174        0.308       (0.253)       0.110         0.460
                                                      ----------   ----------   ----------   ----------   ----------    ----------
Total from investment operations                           0.029        0.556        0.692        0.163        0.536         0.897
                                                      ----------   ----------   ----------   ----------   ----------    ----------

Less dividends and distributions from:
Net investment income                                     (0.189)      (0.382)      (0.384)      (0.416)      (0.426)       (0.437)
Net realized gain on investments                              --       (0.024)      (0.058)      (0.117)      (0.070)           --
                                                      ----------   ----------   ----------   ----------   ----------    ----------
Total dividends and distributions                         (0.189)      (0.406)      (0.442)      (0.533)      (0.496)       (0.437)
                                                      ----------   ----------   ----------   ----------   ----------    ----------

Net asset value, end of period                        $   11.410   $   11.570   $   11.420   $   11.170   $   11.540    $   11.500
                                                      ==========   ==========   ==========   ==========   ==========    ==========

Total return(3)                                             0.26%        4.95%        6.28%        1.41%        4.83%         8.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)               $   17,822   $   19,005   $   13,355   $   14,666   $   13,678    $    8,864
Ratio of expenses to average net assets                     1.52%        1.55%        1.65%        1.61%        1.65%         1.70%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                 1.66%        1.66%        1.65%        1.66%        1.65%         1.72%
Ratio of net investment income to average
   net assets                                               3.35%        3.32%        3.39%        3.62%        3.75%         3.90%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                             3.21%        3.21%        3.39%        3.57%        3.75%         3.88%
Portfolio turnover                                             7%           3%          19%          29%          46%           45%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Delaware Tax-Free Arizona Insured Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                              Six Months
                                                Ended                                     Year Ended
                                              2/28/06(1)      8/31/05        8/31/04        8/31/03      8/31/02(2)       8/31/01
                                             (Unaudited)
Net asset value, beginning of period         $    11.580    $    11.430    $    11.180    $    11.550    $    11.520    $    11.040

Income (loss) from investment operations:
Net investment income                              0.189          0.382          0.384          0.415          0.426          0.438
Net realized and unrealized gain (loss)
   on investments                                 (0.150)         0.174          0.308         (0.253)         0.100          0.480
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                   0.039          0.556          0.692          0.162          0.526          0.918
                                             -----------    -----------    -----------    -----------    -----------    -----------

Less dividends and distributions from:
Net investment income                             (0.189)        (0.382)        (0.384)        (0.415)        (0.426)        (0.438)
Net realized gain on investments                      --         (0.024)        (0.058)        (0.117)        (0.070)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                 (0.189)        (0.406)        (0.442)        (0.532)        (0.496)        (0.438)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Net asset value, end of period               $    11.430    $    11.580    $    11.430    $    11.180    $    11.550    $    11.520
                                             ===========    ===========    ===========    ===========    ===========    ===========

Total return(3)                                     0.35%          4.94%          6.27%          1.40%          4.73%          8.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)      $     8,411    $     8,591    $     6,651    $     8,544    $     8,115    $     3,230
Ratio of expenses to average net assets             1.52%          1.55%          1.65%          1.61%          1.65%          1.70%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                         1.66%          1.66%          1.65%          1.66%          1.65%          1.72%
Ratio of net investment income to average
   net assets                                       3.35%          3.32%          3.39%          3.62%          3.75%          3.90%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                     3.21%          3.21%          3.39%          3.57%          3.75%          3.88%
Portfolio turnover                                     7%             3%            19%            29%            46%            45%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Delaware Tax-Free California Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                              Six Months
                                                Ended                                     Year Ended
                                              2/28/06(1)      8/31/05        8/31/04        8/31/03      8/31/02(2)       8/31/01
                                             (Unaudited)
Net asset value, beginning of period         $    11.490    $    11.110    $    10.750    $    11.010    $    10.950    $    10.430

Income (loss) from investment operations:
Net investment income                              0.222          0.462          0.518          0.537          0.546          0.538
Net realized and unrealized gain (loss)
   on investments                                 (0.090)         0.380          0.360         (0.260)         0.060          0.520
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                   0.132          0.842          0.878          0.277          0.606          1.058
                                             -----------    -----------    -----------    -----------    -----------    -----------

Less dividends and distributions from:
Net investment income                             (0.222)        (0.462)        (0.518)        (0.537)        (0.546)        (0.538)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                 (0.222)        (0.462)        (0.518)        (0.537)        (0.546)        (0.538)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Net asset value, end of period               $    11.400    $    11.490    $    11.110    $    10.750    $    11.010    $    10.950
                                             ===========    ===========    ===========    ===========    ===========    ===========

Total return(3)                                     1.18%          7.72%          8.34%          2.51%          5.77%         10.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)      $    69,466    $    60,744    $    24,797    $    22,169    $    23,462    $    24,925
Ratio of expenses to average net assets             0.88%          0.84%          0.50%          0.50%          0.50%          0.50%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                         0.99%          1.06%          0.96%          0.93%          0.97%          0.99%
Ratio of net investment income to average
   net assets                                       3.95%          4.03%          4.72%          4.84%          5.05%          5.07%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                     3.84%          3.81%          4.26%          4.41%          4.58%          4.58%
Portfolio turnover                                     8%            11%            48%            56%            93%           130%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Delaware Tax-Free California Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                              Six Months
                                                Ended                                     Year Ended
                                              2/28/06(1)      8/31/05        8/31/04        8/31/03      8/31/02(2)       8/31/01
                                             (Unaudited)
Net asset value, beginning of period         $    11.530    $    11.160    $    10.790    $    11.050    $    10.990    $    10.460

Income (loss) from investment operations:
Net investment income                              0.180          0.377          0.436          0.453          0.465          0.459
Net realized and unrealized gain (loss) on
   investments                                    (0.090)         0.370          0.370         (0.260)         0.060          0.530
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                   0.090          0.747          0.806          0.193          0.525          0.989
                                             -----------    -----------    -----------    -----------    -----------    -----------

Less dividends and distributions from:
Net investment income                             (0.180)        (0.377)        (0.436)        (0.453)        (0.465)        (0.459)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                 (0.180)        (0.377)        (0.436)        (0.453)        (0.465)        (0.459)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Net asset value, end of period               $    11.440    $    11.530    $    11.160    $    10.790    $    11.050    $    10.990
                                             ===========    ===========    ===========    ===========    ===========    ===========

Total return(3)                                     0.80%          6.80%          7.60%          1.73%          4.95%          9.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)      $    16,431    $    18,254    $    14,530    $    16,165    $    15,105    $    14,792
Ratio of expenses to average net assets             1.63%          1.59%          1.25%          1.25%          1.25%          1.25%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                  1.74%          1.81%          1.71%          1.68%          1.72%          1.74%
Ratio of net investment income to average
   net assets                                       3.20%          3.28%          3.97%          4.09%          4.30%          4.32%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                     3.09%          3.06%          3.51%          3.66%          3.83%          3.83%
Portfolio turnover                                     8%            11%            48%            56%            93%           130%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free California Fund Class C
-------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                            Ended                           Year Ended
                                                          2/28/06(1)    8/31/05    8/31/04    8/31/03    8/31/02(2)    8/31/01
                                                         (Unaudited)
Net asset value, beginning of period                      $  11.500    $ 11.130   $ 10.760   $ 11.020     $ 10.970    $ 10.440

Income (loss) from investment operations:
Net investment income                                         0.180       0.377      0.436      0.454        0.465       0.459
Net realized and unrealized gain (loss) on investments       (0.090)      0.370      0.370     (0.260)       0.050       0.530
                                                         ----------    --------   --------   --------    ---------    --------
Total from investment operations                              0.090       0.747      0.806      0.194        0.515       0.989
                                                         ----------    --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                        (0.180)     (0.377)    (0.436)    (0.454)      (0.465)     (0.459)
                                                         ----------    --------   --------   --------    ---------    --------
Total dividends and distributions                            (0.180)     (0.377)    (0.436)    (0.454)      (0.465)     (0.459)
                                                         ----------    --------   --------   --------    ---------    --------

Net asset value, end of period                            $  11.410    $ 11.500   $ 11.130   $ 10.760     $ 11.020    $ 10.970
                                                         ==========    ========   ========   ========    =========    ========

Total return(3)                                                0.80%       6.81%      7.62%      1.74%        4.86%       9.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $ 12,054    $  9,756   $  5,595     $7,013     $  7,357    $  6,227
Ratio of expenses to average net assets                        1.63%       1.59%      1.25%      1.25%        1.25%       1.25%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             1.74%       1.81%      1.71%      1.68%        1.72%       1.74%
Ratio of net investment income to average net assets           3.20%       3.28%      3.97%      4.09%        4.30%       4.32%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
      indirectly                                               3.09%       3.06%      3.51%      3.66%        3.83%       3.83%
Portfolio turnover                                                8%         11%        48%        56%          93%        130%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Colorado Fund Class A
-------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                            Ended                           Year Ended
                                                          2/28/06(1)    8/31/05    8/31/04    8/31/03    8/31/02(2)    8/31/01
                                                         (Unaudited)
Net asset value, beginning of period                      $  11.200    $ 11.070   $ 10.830   $ 11.080     $ 11.120    $ 10.630

Income (loss) from investment operations:
Net investment income                                         0.242       0.495      0.510      0.527        0.532       0.549
Net realized and unrealized gain (loss) on investments       (0.120)      0.130      0.240     (0.250)      (0.040)      0.490
                                                         ----------    --------   --------   --------    ---------    --------
Total from investment operations                              0.122       0.625      0.750      0.277        0.492       1.039
                                                         ----------    --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                        (0.242)     (0.495)    (0.510)    (0.527)      (0.532)     (0.549)
                                                         ----------    --------   --------   --------    ---------    --------
Total dividends and distributions                            (0.242)     (0.495)    (0.510)    (0.527)      (0.532)     (0.549)
                                                         ----------    --------   --------   --------    ---------    --------

Net asset value, end of period                            $  11.080    $ 11.200   $ 11.070   $ 10.830     $ 11.080    $ 11.120
                                                         ==========    ========   ========   ========    =========    ========

Total return(3)                                                1.12%       5.78%      7.04%      2.52%        4.60%      10.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $ 264,379    $270,149   $276,534   $299,528     $314,695    $318,550
Ratio of expenses to average net assets                        0.93%       0.94%      0.95%      0.99%        0.95%       1.00%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             0.94%       0.94%      0.95%      0.99%        0.95%       1.00%
Ratio of net investment income to average net assets           4.42%       4.46%      4.63%      4.76%        4.86%       5.09%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  4.41%       4.46%      4.63%      4.76%        4.86%       5.09%
Portfolio turnover                                                8%          8%        13%        30%          36%         64%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return for the years ended August 31, 2005 and 2001 reflect waivers and payment of fees by the manager of less than 0.01%. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Colorado Fund Class B
-------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                            Ended                           Year Ended
                                                          2/28/06(1)    8/31/05    8/31/04    8/31/03    8/31/02(2)    8/31/01
                                                         (Unaudited)
Net asset value, beginning of period                      $  11.200    $ 11.080   $ 10.830   $ 11.090     $ 11.120    $ 10.630

Income (loss) from investment operations:
Net investment income                                         0.201       0.412      0.427      0.444        0.450       0.468
Net realized and unrealized gain (loss) on investments       (0.110)      0.120      0.250     (0.260)      (0.030)      0.490
                                                         ----------    --------   --------   --------    ---------    --------
Total from investment operations                              0.091       0.532      0.677      0.184        0.420       0.958
                                                         ----------    --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                        (0.201)     (0.412)    (0.427)    (0.444)      (0.450)     (0.468)
                                                         ----------    --------   --------   --------    ---------    --------
Total dividends and distributions                            (0.201)     (0.412)    (0.427)    (0.444)      (0.450)     (0.468)
                                                         ----------    --------   --------   --------    ---------    --------

Net asset value, end of period                            $  11.090    $ 11.200   $ 11.080   $ 10.830     $ 11.090    $ 11.120
                                                         ==========    ========   ========   ========    =========    ========

Total return(3)                                                0.83%       4.89%      6.34%      1.66%        3.92%       9.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $   9,333    $ 10,370   $ 12,411   $ 13,108     $ 14,843    $ 14,330
Ratio of expenses to average net assets                        1.68%       1.69%      1.70%      1.74%        1.70%       1.75%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             1.69%       1.69%      1.70%      1.74%        1.70%       1.75%
Ratio of net investment income to average net assets           3.67%       3.71%      3.88%      4.01%        4.11%       4.34%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  3.66%       3.71%      3.88%      4.01%        4.11%       4.34%
Portfolio turnover                                                8%          8%        13%        30%          36%         64%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return for the years ended August 31, 2005 and 2001 reflect waivers and payment of fees by the manager of less than 0.01%. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Colorado Fund Class C
-------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                            Ended                           Year Ended
                                                          2/28/06(1)    8/31/05    8/31/04    8/31/03    8/31/02(2)    8/31/01
                                                         (Unaudited)
Net asset value, beginning of period                      $  11.220    $ 11.090   $ 10.850   $ 11.100     $ 11.130    $ 10.640

Income (loss) from investment operations:
Net investment income                                         0.201       0.413      0.427      0.444        0.450       0.468
Net realized and unrealized gain (loss) on investments       (0.110)      0.130      0.240     (0.250)      (0.030)      0.490
                                                         ----------    --------   --------   --------    ---------    --------
Total from investment operations                              0.091       0.543      0.667      0.194        0.420       0.958
                                                         ----------    --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                        (0.201)     (0.413)    (0.427)    (0.444)      (0.450)     (0.468)
                                                         ----------    --------   --------   --------    ---------    --------
Total dividends and distributions                            (0.201)     (0.413)    (0.427)    (0.444)      (0.450)     (0.468)
                                                         ----------    --------   --------   --------    ---------    --------

Net asset value, end of period                            $  11.110    $ 11.220   $ 11.090   $ 10.850     $ 11.100    $ 11.130
                                                         ==========    ========   ========   ========    =========    ========

Total return(3)                                                0.83%       4.99%      6.23%      1.74%        3.91%       9.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $  10,329    $  9,170   $  9,579   $  8,606     $  8,074    $  5,617
Ratio of expenses to average net assets                        1.68%       1.69%      1.70%      1.74%        1.70%       1.75%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             1.69%       1.69%      1.70%      1.74%        1.70%       1.75%
Ratio of net investment income to average net assets           3.67%       3.71%      3.88%      4.01%        4.11%       4.34%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  3.66%       3.71%      3.88%      4.01%        4.11%       4.34%
Portfolio turnover                                                8%          8%        13%        30%          36%         64%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return for the years ended August 31, 2005 and 2001 reflect waivers and payment of fees by the manager of less than 0.01%. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

--------------------------------------------------------------------------------
Notes                                              February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Mutual Funds II (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. These financial statements and related notes pertain to Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Colorado Fund (each a "Fund" and, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Colorado Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1.    Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees and on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                  Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
On the first $500 million                               0.500%               0.550%            0.550%
On the next $500 million                                0.475%               0.500%            0.500%
On the next $1.5 billion                                0.450%               0.450%            0.450%
In excess of $2.5 billion                               0.425%               0.425%            0.425%

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below.

                                                  Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
Operating expense limitation as a percentage of
   average daily net assets (per annum)                  0.53%               0.63%              0.68%
Expiration Date                                        12/29/05            12/29/05           12/29/05
Effective December 30, 2005, operating expense
   limitation as a percentage of average
   daily net assets (per annum)                          0.50%               0.63%              0.68%
Expiration Date                                        12/31/06            12/31/06           12/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of each Fund's average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets, of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2006, each Fund had liabilities payable to affiliates as follows:

                                                  Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
Investment management fees payable to DMC              $ 40,979            $ 30,260           $115,160
Dividend disbursing, transfer agent, accounting
   and administration fees and other expenses
   payable to DSC                                        25,433              14,404             46,537
Distribution fees payable to DDLP                        33,834              32,361             57,992
Other expenses payable
   to DMC and affiliates*                                 9,315               3,997             10,792

* DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to each Fund by DMC employees. For the six months ended February 28, 2006, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Colorado Fund were charged $5,887, $3,421, and $10,518, respectively, for internal legal services provided by DMC.

For the six months ended February 28, 2006, DDLP earned commissions on sales of Class A shares for each Fund as follows:

            Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
           Arizona Insured Fund   California Fund     Colorado Fund
           --------------------  -----------------  -----------------
                 $  9,670                  --           $ 16,132

For the six months ended February 28, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund's Class A, Class B and Class C shares. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

                                                  Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
Class A                                                $     --            $    115           $     --
Class B                                                   7,312               9,719              3,112
Class C                                                     238                 288                102

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

3.    Investments

For the six months ended February 28, 2006, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                   Delaware Tax-Free   Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
Purchases                                            $  5,528,545         $11,613,595        $ 10,552,215
Sales                                                   6,926,122           3,535,395          15,020,123

At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                  Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
Cost of investments                                  $149,094,216         $93,044,160        $263,396,739
                                                     ============         ===========        ============
Aggregate unrealized appreciation                    $  8,492,598         $ 4,556,041        $ 17,251,688
Aggregate unrealized depreciation                         (40,355)            (57,928)           (173,400)
                                                     ------------         -----------        ------------

Net unrealized appreciation                          $  8,452,243         $ 4,498,113        $ 17,078,288
                                                     ============         ===========        ============

4.    Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2006 and the year ended August 31, 2005 was as follows:

                                                  Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
Six Months Ended 2/28/06*
Tax-exempt income                                    $  3,136,845         $ 1,708,466        $  6,161,580

Year Ended 8/31/05
Tax-exempt income                                    $  5,887,149         $ 2,275,968        $ 12,970,896
Long-term capital gain                                    261,925                  --                  --
                                                     ------------         -----------        ------------
Total                                                $  6,149,074         $ 2,275,968        $ 12,970,896
                                                     ============         ===========        ============

* Tax information for the period ended February 28, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2006, the estimated components of net assets on a tax basis were as follows:

                                                   Delaware Tax-Free   Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
Shares of beneficial interest                        $153,572,016         $94,214,351        $276,096,365
Undistributed tax-exempt income                                --               1,300                  --
Other temporary differences                               (20,294)                 --                  --
Six month period realized gains (losses)                 (101,029)             43,809          (2,450,516)
Capital loss carryforwards                             (2,789,466)*          (806,875)         (6,682,763)
Post-October losses                                            --                 (56)                 --
Unrealized appreciation of investments                  8,452,243           4,498,113          17,078,288
                                                     ------------         -----------        ------------

Net assets                                           $159,113,470         $97,950,642        $284,041,374
                                                     ============         ===========        ============

* The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund reorganization with Delaware Tax-Free Arizona Fund (see Note 6).

Post-October losses represent losses realized on investment transactions from November 1, 2005 through February 28, 2006 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

4.    Dividend and Distribution Information (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                                                      Delaware Tax-Free
                                                        Colorado Fund
                                                     --------------------
    Undistributed net investment income                  $     (3,857)
    Accumulated net realized gain (loss)                        3,857

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2005 will expire as follows:

                                                  Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
2008                                                 $  1,029,322         $        --        $         --
2009                                                           --             800,836           2,054,025
2011                                                       78,759               6,039                  --
2012                                                    1,681,385                  --           4,571,043
2013                                                           --                  --              57,695
                                                     ------------         -----------        ------------
Total                                                $  2,789,466         $   806,875        $  6,682,763
                                                     ============         ===========        ============

For the six months ended February 28, 2006, each Fund had capital gains (losses), which may reduce (increase) the capital loss carryforwards as follows:

            Delaware Tax-Free    Delaware Tax-Free   Delaware Tax-Free
           Arizona Insured Fund   California Fund     Colorado Fund
           --------------------  -----------------  -----------------
               $   (101,029)        $    43,809        $ (2,450,516)

5.    Capital Shares

Transactions in capital shares were as follows:

                                                      Delaware Tax-Free      Delaware Tax-Free       Delaware Tax-Free
                                                    Arizona Insured Fund      California Fund          Colorado Fund
                                                    ---------------------  ----------------------  ----------------------
                                                    Six Months      Year    Six Months     Year     Six Months    Year
                                                      Ended        Ended      Ended       Ended       Ended       Ended
                                                     2/28/06      8/31/05    2/28/06     8/31/05     2/28/06     8/31/05
Shares sold:
   Class A                                             300,079     596,855   1,196,673   1,654,876     652,833   1,352,576
   Class B                                               2,616      38,240      33,393     103,646       1,477      80,929
   Class C                                              48,608     108,394     251,422     310,646     126,118     124,689

Shares issued in connection with reorganization*:
   Class A                                                  --   1,668,528          --   2,134,239          --          --
   Class B                                                  --     599,233          --     547,132          --          --
   Class C                                                  --     271,696          --     118,422          --          --

Shares issued upon reinvestment of
  dividends and distributions:
   Class A                                             125,288     233,045      52,687      55,362     336,574     665,732
   Class B                                              12,645      23,191      14,634      20,826       9,789      23,640
   Class C                                               8,393      15,658       9,838      11,984      10,922      21,109
                                                    ----------  ----------  ----------  ----------  ----------  ----------
                                                       497,629   3,554,840   1,558,647   4,957,133   1,137,713   2,268,675
                                                    ----------  ----------  ----------  ----------  ----------  ----------

Shares repurchased:
   Class A                                            (442,853) (1,559,821)   (442,501)   (789,011) (1,265,677) (2,870,841)
   Class B                                             (96,728)   (187,131)   (194,943)   (391,206)    (95,351)   (299,511)
   Class C                                             (62,777)   (235,801)    (53,315)    (95,803)    (24,410)   (192,223)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
                                                      (602,358) (1,982,753)   (690,759) (1,276,020) (1,385,438) (3,362,575)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease)                               (104,729)  1,572,087     867,888   3,681,113    (247,725) (1,093,900)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

*    See note 6

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

5.    Capital Shares (continued)

For the six months ended February 28, 2006 and the year ended August 31, 2005, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                         Six Months Ended                 Year Ended
                                            2/28/06                         8/31/05
                                   ----------------------------  -----------------------------
                                   Class B  Class A              Class B  Class A
                                   shares   shares     Value     shares   shares      Value
                                   -------  -------  ----------  -------  --------  ----------
Delaware Tax-Free Arizona
   Insured Fund                     48,039   48,082  $  548,352   40,161    40,197  $  460,050
Delaware Tax-Free California Fund   87,893   88,280   1,002,344   99,446    99,804   1,132,607
Delaware Tax-Free Colorado Fund     42,477   42,494     470,301  179,542   179,584   1,993,160

6.    Fund Reorganization

Effective April 11, 2005, Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund, respectively, each an open-end investment company, pursuant to Plans and Agreements of Reorganization (the "Reorganizations"). The shareholders of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund received shares of the respective class of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund, respectively, equal to the aggregate net asset value of their shares prior to the Reorganizations based on the net asset value per share of the respective classes of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund.

The Reorganizations were treated as non-taxable events and, accordingly, each of Delaware Tax-Free Arizona Insured Fund's and Delaware Tax-Free California Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized gain (loss) of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund as of the close of business on April 8, 2005, were as follows:

                                                         Net Unrealized   Accumulated Net
                                             Net Assets   Appreciation   Realized Gain/Loss
                                            -----------  --------------  ------------------
Delaware Tax-Free Arizona Fund              $28,887,777  $    1,078,069  $       (3,053,750)*
Delaware Tax-Free California Insured Fund    31,492,746       1,782,779                  --

*     Includes prior year capital loss carryforwards

The net assets of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund prior to the Reorganizations were $134,516,468 and $46,891,287, respectively. The combined net assets of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund after the Reorganization were $163,404,245 and $78,384,033, respectively.

7.    Line of Credit

Each Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2006, or at any time during the period.

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

8.    Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

Each Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Rating Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Tax-Free Insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Funds' Liquidity Procedures.

9.    Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
About
--------------------------------------------------------------------------------
   THE ORGANIZATION

This semiannual report is for the information of Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Colorado Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Colorado Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder/Managing  Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Funds' Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

o     For fund information, literature, price, yield, and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

--------------------------------------------------------------------------------

(330)                                                         Printed in the USA
SA-WEST [2/06] CGI 4/06                                     SEMI-WESTERN PO10912

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  [DELAWARE INVESTMENTS(R) LOGO]
FIXED INCOME

--------------------------------------------------------------------------------

Semiannual Report FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                    DELAWARE TAX-FREE IDAHO FUND

                                    DELAWARE TAX-FREE MISSOURI INSURED FUND
                                    (Closed to new investors)

                                    DELAWARE TAX-FREE OREGON INSURED FUND
                                    (Closed to new investors)

[POWERED BY RESEARCH(R) LOGO]

Table
   OF CONTENTS

------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                              1
------------------------------------------------------------
SECTOR ALLOCATIONS                                       2
------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                              4

   Statements of Operations                             13

   Statements of Changes in Net Assets                  14

   Financial Highlights                                 15

   Notes to Financial Statements                        24

------------------------------------------------------------
OTHER FUND INFORMATION                                  28
------------------------------------------------------------
ABOUT THE ORGANIZATION                                  29
------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

--------------------------------------------------------------------------------
Disclosure                 For the Period September 1, 2005 to February 28, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 to February 28, 2006.

Actual Expenses

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund's actual expenses, shown in the tables, reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

Delaware Tax-Free Idaho Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account      Account     Annualized     Period
                                                       Value        Value        Expense     9/1/05 to
                                                       9/1/05      2/28/06        Ratio       2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,007.40      0.85%       $ 4.23
Class B                                                1,000.00     1,004.60      1.60%         7.95
Class C                                                1,000.00     1,003.70      1.60%         7.95
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.58      0.85%       $ 4.26
Class B                                                1,000.00     1,016.86      1.60%         8.00
Class C                                                1,000.00     1,016.86      1.60%         8.00
-------------------------------------------------------------------------------------------------------

Delaware Tax-Free Missouri Insured Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning     Ending                   Paid During
                                                      Account      Account     Annualized     Period
                                                       Value        Value        Expense     9/1/05 to
                                                       9/1/05     2/28/06        Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,008.80      0.90%      $ 4.48
Class B                                                1,000.00     1,006.10      1.65%        8.21
Class C                                                1,000.00     1,006.00      1.65%        8.21
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.33      0.90%      $ 4.51
Class B                                                1,000.00     1,016.61      1.65%        8.25
Class C                                                1,000.00     1,016.61      1.65%        8.25
-------------------------------------------------------------------------------------------------------

Delaware Tax-Free Oregon Insured Fund
Expense Analysis of an Investment of $1,000

                                                                                              Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account     Annualized    Period
                                                       Value         Value       Expense     9/1/05 to
                                                       9/1/05       2/28/06       Ratio       2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,007.00      0.85%       $ 4.23
Class B                                                1,000.00     1,003.30      1.60%         7.95
Class C                                                1,000.00     1,003.30      1.60%         7.95
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.58      0.85%       $ 4.26
Class B                                                1,000.00     1,016.86      1.60%         8.00
Class C                                                1,000.00     1,016.86      1.60%         8.00
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocations                                       As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Idaho Fund

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      98.75%
---------------------------------------------------------------
Corporate-Backed Revenue Bonds                        7.20%
Dedicated Tax & Fees Revenue Bonds                    8.98%
Electric & Gas Revenue Bonds                          1.79%
Escrowed to Maturity Bonds                            2.15%
Higher Education Revenue Bonds                       14.13%
Hospital Revenue Bonds                                5.37%
Multifamily Housing Revenue Bonds                     1.10%
Municipal Lease Revenue Bonds                         8.91%
Political Subdivision General Obligation Bonds        5.62%
Pre-Refunded Bonds                                    7.95%
School District General Obligation Bonds             15.16%
Single Family Housing Revenue Bonds                   5.79%
State General Obligation Bonds                        1.24%
Tax Increment/Special Assessment Bonds                5.38%
Territorial General Obligation Bonds                  5.07%
Water & Sewer Revenue Bonds                           2.91%
---------------------------------------------------------------
Short-Term Investments                                1.53%
---------------------------------------------------------------
Money Market Instruments                              0.17%
Variable Rate Demand Notes                            1.36%
---------------------------------------------------------------
Total Market Value of Securities                    100.28%
---------------------------------------------------------------
Liabilities Net of Receivables and Other Assets      (0.28%)
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

Delaware Tax-Free Missouri Insured Fund
(Closed to new investors)
                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      91.25%
---------------------------------------------------------------
Airport Revenue Bonds                                 3.45%
City General Obligation Bonds                         2.18%
Corporate-Backed Revenue Bonds                        2.03%
Dedicated Tax & Fees Revenue Bonds                    8.18%
Electric & Gas Revenue Bonds                         13.45%
Escrowed to Maturity Bonds                            3.05%
Higher Education Revenue Bonds                        3.06%
Hospital Revenue Bonds                               11.78%
Multifamily Housing Revenue Bonds                     5.95%
Municipal Lease Revenue Bonds                        14.10%
Political Subdivision General Obligation Bonds        3.89%
Pre-Refunded Bonds                                    6.27%
School District General Obligation Bonds              4.00%
Single Family Housing Revenue Bonds                   1.46%
Territorial General Obligation Bonds                  2.52%
Water & Sewer Revenue Bonds                           5.88%
---------------------------------------------------------------
Short-Term Investments                                7.83%
---------------------------------------------------------------
Money Market Instruments                              0.99%
Variable Rate Demand Notes                            6.84%
---------------------------------------------------------------
Total Market Value of Securities                     99.08%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       0.92%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocations (CONTINUED)                           As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Oregon Insured Fund
(Closed to new investors)

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      96.03%
---------------------------------------------------------------
Airport Revenue Bonds                                 3.33%
Dedicated Tax & Fees Revenue Bonds                    1.16%
Electric & Gas Revenue Bonds                          7.46%
Escrowed to Maturity Bonds                            2.35%
Higher Education Revenue Bonds                       15.27%
Hospital Revenue Bonds                                1.17%
Investor Owned Utilities Revenue Bonds                1.34%
Multifamily Housing Revenue Bonds                     2.37%
Municipal Lease Revenue Bonds                         8.82%
Political Subdivision General Obligation Bonds        5.12%
Pre-Refunded Bonds                                   25.88%
School District General Obligation Bonds             11.21%
Single Family Housing Revenue Bonds                   2.65%
Tax Increment/Special Assessment Bonds                2.70%
Territorial General Obligation Bonds                  4.45%
Water & Sewer Revenue Bonds                           0.75%
---------------------------------------------------------------
Short-Term Investments                                3.04%
---------------------------------------------------------------
Money Market Instruments                              0.77%
Variable Rate Demand Notes                            2.27%
---------------------------------------------------------------
Total Market Value of Securities                     99.07%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       0.93%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Delaware Tax-Free Idaho Fund
Statements                                         February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS

                                                     Principal       Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.75%
--------------------------------------------------------------------------------
Corporate-Backed Revenue Bonds - 7.20%
   Meridian Economic Development
      Corporation Revenue Refunding
      Industrial Development
      (Hi-Micro Project)
      5.85% 8/15/11 (AMT)                           $ 1,250,000   $   1,258,975
   Nez Perce County Pollution Control
      Revenue Refunding
      (Potlatch Corporation Project)
      6.00% 10/1/24                                   2,535,000       2,592,317
   Power County Pollution Control
      Revenue Refunding
      (FMC Corporation Project)
      5.625% 10/1/14                                  2,475,000       2,514,179
                                                                  -------------
                                                                      6,365,471
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 8.98%
   Idaho Bond Bank Authority Revenue
      Series A
      5.00% 9/1/14 (AMBAC)                              350,000         382,365
      5.00% 9/1/15 (AMBAC)                              400,000         435,464
      5.00% 9/1/16 (AMBAC)                              315,000         341,901
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series G 5.00% 7/1/33                           2,000,000       2,055,520
      Series W 5.50% 7/1/15                             175,000         193,130
      Series Y 5.00% 7/1/36                           2,000,000       2,071,800
   Virgin Islands Public Finance Authority
      5.25% 10/1/20                                     500,000         538,825
      5.25% 10/1/21                                     500,000         539,200
      5.25% 10/1/24                                     800,000         857,944
      5.50% 10/1/14                                     500,000         522,720
                                                                  -------------
                                                                      7,938,869
                                                                  -------------
Electric & Gas Revenue Bonds - 1.79%
   Puerto Rico Electric Power Authority
      Power Revenue
      Series II 5.25% 7/1/31                          1,000,000       1,057,920
      Series NN 5.125% 7/1/29                           500,000         527,605
                                                                  -------------
                                                                      1,585,525
                                                                  -------------

Escrowed to Maturity Bonds - 2.15%
   Puerto Rico Commonwealth Infrastructure
      Financing Authority Special
      Series A 5.375% 10/1/24                         1,750,000       1,897,123
                                                                  -------------
                                                                      1,897,123
                                                                  -------------
Higher Education Revenue Bonds - 14.13%
   Boise State University Idaho Revenue
      5.00% 4/1/17 (AMBAC)                              500,000         534,250
      5.00% 4/1/18 (FGIC)                             1,645,000       1,772,438
      5.125% 4/1/31 (FGIC)                            1,000,000       1,050,320
      5.375% 4/1/22 (FGIC)                            1,000,000       1,082,470
   Idaho State University Revenue
      Refunding and Improvement
      5.00% 4/1/20 (FSA)                              1,130,000       1,203,800
      5.00% 4/1/23 (FSA)                              2,115,000       2,239,700
   North Idaho College Dormitory Housing
      Certificate of Participation
      6.45% 10/1/16                                   1,000,000       1,031,950

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds (continued)
   University of Idaho University Revenue
      Refunding General Series A
      5.00% 4/1/21 (AMBAC)                          $ 1,150,000   $   1,240,988
   University of Idaho University
      Revenue Student Fee
      (Housing Improvements Project)
      5.25% 4/1/31 (FGIC)                             2,195,000       2,332,122
                                                                  -------------
                                                                     12,488,038
                                                                  -------------

Hospital Revenue Bonds - 5.37%
   Idaho Health Facilities Authority
      Hospital Revenue
      (Idaho Elks Rehabilitation
      Hospital Project)
      5.30% 7/15/18                                     625,000         641,300
      5.45% 7/15/23                                   2,000,000       2,050,800
      (Portneuf Medical Center Project)
      Series A 5.00% 9/1/35 (RADIAN)                  2,000,000       2,049,560
                                                                  -------------
                                                                      4,741,660
                                                                  -------------

Multifamily Housing Revenue Bonds - 1.10%
   Idaho State Housing Agency
      Housing Revenue (Park Place Project)
      Series A 6.50% 12/1/36 (FHA) (AMT)                955,000         969,659
                                                                  -------------
                                                                        969,659
                                                                  -------------
Municipal Lease Revenue Bonds - 8.91%
   Blaine School District #61
      Certificate of Participation
      5.00% 7/30/10 (AMBAC)                           1,000,000       1,057,660
   Boise City Certificate of Participation
      5.375% 9/1/20 (FGIC) (AMT)                      2,100,000       2,208,738
   Boise City Revenue Refunding Series A
      5.375% 12/1/31 (MBIA)                             500,000         537,730
   Idaho State Building Authority
      Building Revenue Series A
      5.00% 9/1/21 (MBIA)                             1,150,000       1,188,008
      5.00% 9/1/43 (XLCA)                             1,000,000       1,039,640
      Series B 5.00% 9/1/21 (MBIA)                      750,000         793,320
   Puerto Rico Public Buildings
      Authority Revenue (Government Facilities)
      Series J 5.00% 7/1/28                           1,000,000       1,051,180
                                                                  -------------
                                                                      7,876,276
                                                                  -------------

Political Subdivision General Obligation Bonds - 5.62%
   Lemhi County 5.20% 8/1/27 (FSA)                    2,145,000       2,287,664
   Nampa Idaho 5.00% 8/1/21 (FGIC)                    2,475,000       2,676,762
                                                                  -------------
                                                                      4,964,426
                                                                  -------------

-/-Pre-Refunded Bonds - 7.95%
   Ammon Urban Renewal Agency
      Revenue Sub Lien Tax Increment
      Series B 6.25% 8/1/18-06                          445,000         450,438
   Idaho Health Facilities Authority
      Hospital Revenue
      (Bannock Regional Medical Center Project)
      6.375% 5/1/17-06                                1,445,000       1,480,822
      (Bonner General Hospital Project)
      6.50% 10/1/28-07                                1,500,000       1,595,595

--------------------------------------------------------------------------------
                                                    Delaware Tax-Free Idaho Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
-/-Pre-Refunded Bonds (continued)
   Puerto Rico Commonwealth
   Highway & Transportation Authority
      Highway Revenue
      Series D 5.25% 7/1/38-12                      $ 1,000,000   $   1,090,100
   Puerto Rico Commonwealth Public
      Improvement Series A
      5.125% 7/1/31-11                                1,010,000       1,088,012
   University of Idaho University
      Revenue Student Fee
      (Telecommunications)
      5.85% 4/1/11-06 (FSA)                           1,300,000       1,315,938
                                                                  -------------
                                                                      7,020,905
                                                                  -------------

School District General Obligation Bonds - 15.16%
   Ada & Canyon Counties Joint
      School District #2 Meridian
      4.75% 2/15/20                                   1,000,000       1,056,400
      5.00% 7/30/20                                   2,155,000       2,295,399
      5.125% 7/30/19                                  1,005,000       1,077,561
      5.50% 7/30/16                                   1,305,000       1,492,959
   Bannock County School District #025
      (Pocatello Idaho School Board
      Guaranteed Program)
      5.00% 8/15/15                                   1,040,000       1,134,307
      5.00% 8/15/16                                   1,100,000       1,196,085
   Canyon County School District #132 Caldwell
      5.00% 7/30/15 (FGIC)                            2,000,000       2,193,840
   Kootenai County School
      District #273 Post Falls
      5.00% 8/15/16                                     740,000         809,160
      5.00% 8/15/18                                     840,000         914,264
   Power & Cassia Counties Joint School
      District #381 American Falls
      5.00% 8/1/17                                    1,155,000       1,226,113
                                                                  -------------
                                                                     13,396,088
                                                                  -------------

Single Family Housing Revenue Bonds - 5.79%
   Idaho Housing & Finance Association
      Single Family Mortgage
      Series A Class III 4.875%7/1/26 (AMT)           1,000,000       1,007,080
      Series C Class III 5.35% 1/1/25 (AMT)             355,000         365,586
      Series D Class III 5.45% 7/1/23 (AMT)           1,450,000       1,509,189
      Series E Class I 5.35% 1/1/33 (AMT)                90,000          92,678
      Series E Class III 4.875% 1/1/26 (AMT)          1,500,000       1,509,015
   Idaho State Housing Agency
      Single Family Mortgage
      Series A 6.05% 7/1/13
      (AMBAC) (FHA) (VA) (AMT)                           60,000          60,377
      Series A 6.10% 7/1/16 (FHA) (VA) (AMT)             80,000          80,517
      Series A-1 6.85% 7/1/12 (AMT)                       5,000           5,043
      Series B 6.45% 7/1/15 (FHA) (VA) (AMT)             30,000          30,116
      Series C-2 6.35% 7/1/15 (AMT)                      45,000          45,500
      Series E 6.35% 7/1/15 (FHA) (AMT)                  75,000          76,443
      Series E-1 6.60% 7/1/11                            15,000          15,116
      Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)          315,000         317,044
                                                                  -------------
                                                                      5,113,704
                                                                  -------------

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
State General Obligation Bonds - 1.24%
   Puerto Rico Public Buildings Authority
      Revenue Government Facility Series I
      5.50% 7/1/23                                  $ 1,000,000   $   1,096,530
                                                                  -------------
                                                                      1,096,530
                                                                  -------------
Tax Increment/Special Assessment Bonds - 5.38%
   Boise Urban Renewal Agency Parking
      Revenue Refunding Tax Increment
      Series A 6.125% 9/1/15                          2,090,000       2,149,482
      Series B 6.125% 9/1/15                          1,700,000       1,748,382
   Bonner County Local Improvement
      District #93-1
      6.35% 4/30/06                                     185,000         185,740
      6.40% 4/30/07                                     195,000         195,774
      6.50% 4/30/08                                     110,000         110,444
      6.50% 4/30/10                                     100,000         100,383
   Coeur D'Alene Local Improvement District #6
      Series 1995 6.00% 7/1/09                           85,000          85,550
      Series 1996 6.05% 7/1/10                           90,000          90,591
      Series 1997 6.10% 7/1/12                           40,000          40,251
      Series 1998 6.10% 7/1/14                           45,000          45,278
                                                                  -------------
                                                                      4,751,875
                                                                  -------------

Territorial General Obligation Bonds - 5.07%
   Puerto Rico Commonwealth Public
      Improvement Series A
      5.00% 7/1/30                                    2,000,000       2,102,360
      5.125% 7/1/31                                   2,315,000       2,381,765
                                                                  -------------
                                                                      4,484,125
                                                                  -------------

Water & Sewer Revenue Bonds - 2.91%
   Chubbuck Water Revenue
      Certificate of Participation
      6.35% 4/1/08                                      125,000         125,256
      6.40% 4/1/10                                      135,000         135,269
   Moscow Sewer Revenue
      5.00% 11/1/22 (FSA)                             2,175,000       2,312,068
                                                                  -------------
                                                                      2,572,593
                                                                  -------------

Total Municipal Bonds (cost $84,462,736)                             87,262,867
                                                                  =============

                                                       Number
                                                     of Shares
--------------------------------------------------------------------------------
Short-Term Investments - 1.53%
--------------------------------------------------------------------------------
Money Market Instruments - 0.17%
   Dreyfus Tax-Exempt Cash Management Fund              154,300         154,300
                                                                  -------------
                                                                        154,300
                                                                  -------------

                                                     Principal
                                                       Amount
o Variable Rate Demand Notes - 1.36%
   Boise City Housing Authority
      Multifamily Revenue
      (Civic Plaza Housing Project)
      Series C 3.28% 3/1/33                         $ 1,200,000       1,200,000
                                                                  -------------
                                                                      1,200,000
                                                                  -------------

Total Short-Term Investments (cost $1,354,300)                        1,354,300
                                                                  =============

--------------------------------------------------------------------------------
                                                    Delaware Tax-Free Idaho Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Market Value of Securities - 100.28%
   (cost $85,817,036)                                             $  88,617,167
Liabilities Net of Receivables and
   Other Assets - (0.28%)                                              (251,361)
                                                                  -------------
Net Assets Applicable to 7,691,141 Shares
   Outstanding - 100.00%                                          $  88,365,806
                                                                  =============
Net Asset Value - Delaware Tax-Free Idaho Fund
   Class A ($63,819,771 / 5,553,313 Shares)                       $       11.49
                                                                  -------------
Net Asset Value - Delaware Tax-Free Idaho Fund
   Class B ($9,713,869 / 846,520 Shares)                          $       11.48
                                                                  -------------
Net Asset Value - Delaware Tax-Free Idaho Fund
   Class C ($14,832,166 / 1,291,308 Shares)                       $       11.49
                                                                  -------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $  85,940,108
Distributions in excess of net investment income                        (11,301)
Accumulated net realized loss on investments                           (363,132)
Net unrealized appreciation of investments                            2,800,131
                                                                  -------------
Total net assets                                                  $  88,365,806
                                                                  =============

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA -Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration
XLCA - Insured by XL Capital Assurance

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Idaho Fund
Net asset value Class A (A)                                       $       11.49
Sales charge (4.50% of offering price) (B)                                 0.54
                                                                  -------------
Offering price                                                    $       12.03
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                         Delaware Tax-Free Missouri Insured Fund
Statements                               February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal       Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 91.25%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 3.45%
   St. Louis Airport
      (Capital Improvement Project)
      Series A 5.375% 7/1/21 (MBIA)                 $ 1,635,000   $   1,763,527
                                                                  -------------
                                                                      1,763,527
                                                                  -------------
City General Obligation Bonds - 2.18%
   Des Peres Refunding
      5.375% 2/1/20 (AMBAC)                           1,000,000       1,112,240
                                                                  -------------
                                                                      1,112,240
                                                                  -------------
Corporate-Backed Revenue Bonds - 2.03%
   Missouri State Development Finance Board
      Infrastructure Facilities
      (Triumph Foods Project)
      Series A 5.25% 3/1/25                             500,000         520,750
   Sugar Creek Industrial Development Revenue
      (Lafarge North America Project)
      Series A 5.65% 6/1/37 (AMT)                       500,000         519,840
                                                                  -------------
                                                                      1,040,590
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 8.18%
   Bi-State Development Agency Illinois
      Metropolitan District
      (Metrolink Cross County Project)
      Series B 5.00% 10/1/32 (FSA)                    2,000,000       2,101,020
   Jackson County Special Obligation
      5.00% 12/1/27 (MBIA)                            1,000,000       1,045,090
   Puerto Rico Commonwealth Highway &
      Transportation Authority Transportation
      Revenue Series A 4.75% 7/1/38 (MBIA)            1,000,000       1,039,290
                                                                  -------------
                                                                      4,185,400
                                                                  -------------
Electric & Gas Revenue Bonds - 13.45%
   Missouri State Environmental
      Improvement & Energy Resource
      Authority Pollution Control
      Revenue Refunding (St. Joseph Light &
      Power Company Project)
      5.85% 2/1/13 (AMBAC)                            2,200,000       2,226,466
   Puerto Rico Electric Power
      Authority Power Revenue
      Series NN 5.125% 7/1/29                           400,000         422,084
      Series PP 5.00% 7/1/25 (FGIC)                   1,000,000       1,064,080
   &Puerto Rico Electric Power Authority
      Power Revenue, Inverse Floater
      ROLs 5.635% 7/1/19 (FSA)                        1,925,000       2,023,233
   Sikeston Electric Revenue Refunding
      6.00% 6/1/13 (MBIA)                             1,000,000       1,143,120
                                                                  -------------
                                                                      6,878,983
                                                                  -------------

                                                     Principal       Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Escrowed to Maturity Bonds - 3.05%
   Cape Girardeau County Industrial
      Development Authority Health
      Care Facilities Revenue
      (Southeast Missouri Hospital)
      5.25% 6/1/16 (MBIA)                           $   440,000   $     481,228
^Greene County Single Family Mortgage
      Revenue Municipal Multiplier
      (Private Mortgage Insurance)
      6.10% 3/1/16                                    1,225,000         812,481
   Liberty Sewer System Revenue
      6.00% 2/1/08 (MBIA)                               260,000         267,665
                                                                  -------------
                                                                      1,561,374
                                                                  -------------
Higher Education Revenue Bonds - 3.06%
   Missouri State Health & Educational
      Facilities Authority Educational
      Facilities Revenue
      (University of Health Sciences)
      5.00% 6/1/31 (MBIA)                             1,000,000       1,035,660
   University of the Virgin Islands
      Series A 5.375% 6/1/34                            500,000         528,415
                                                                  -------------
                                                                      1,564,075
                                                                  -------------
Hospital Revenue Bonds - 11.78%
   Cape Girardeau County Industrial
      Development Authority Health Care
      Facilities Revenue Unrefunded Balance
      (Southeast Missouri Hospital)
      5.25% 6/1/16 (MBIA)                               560,000         606,620
      (St. Francis Medical Center)
      Series A 5.50% 6/1/32                           1,000,000       1,063,240
   Hannibal Industrial Development Authority
      Health Facilities Revenue Refunding
      (Hannibal Regional Hospital) Series A
      5.625% 3/1/12 (FSA)                             1,000,000       1,021,660
      5.75% 3/1/22 (FSA)                              1,000,000       1,021,740
   Joplin Industrial Development Authority
      Health Facilities Revenue
      (Freeman Health System Project)
      5.375% 2/15/35                                    255,000         263,405
      5.75% 2/15/35                                     405,000         436,027
   Missouri State Health & Educational
      Facilities Authority Health
      Facilities Revenue Refunding
      (Lake Regional Health System Project)
      5.70% 2/15/34                                     500,000         530,775
      (SSM Health Care)
      Series AA 6.40% 6/1/10 (MBIA)                     500,000         554,470
   North Kansas City Hospital Revenue
      Series A 5.00% 11/15/28 (FSA)                     500,000         525,590
                                                                  -------------
                                                                      6,023,527
                                                                  -------------

--------------------------------------------------------------------------------
                                         Delaware Tax-Free Missouri Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal       Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Multifamily Housing Revenue Bonds - 5.95%
   Missouri State Housing Development
      Commission Multifamily Housing
      Hyder Series 3 5.60% 7/1/34
      (FHA) (AMT)                                   $ 1,435,000   $   1,496,849
      San Remo Series 5 5.45% 1/1/36
      (FHA) (AMT)                                       500,000         517,120
   St. Louis County Industrial Development
      Authority Housing Development
      Revenue Refunding
      (Southfield & Oak Forest Apartment-A)
      5.20% 1/20/36 (GNMA)                            1,000,000       1,030,220
                                                                  -------------
                                                                      3,044,189
                                                                  -------------
Municipal Lease Revenue Bonds - 14.10%
   Chesterfield Certificates of Participation
      5.00% 12/1/24 (FGIC)                            1,000,000       1,063,860
   Missouri State Development Finance Board
      Infrastructure Facilities Revenue
      (Branson Landing Project) Series A
      5.25% 12/1/19                                     435,000         455,493
      5.50% 12/1/24                                     500,000         531,685
      (Crackerneck Creek Project)
      Series C 5.00% 3/1/26                             500,000         513,845
      (Hartman Heritage Center Phase II)
      5.00% 4/1/21 (AMBAC)                              335,000         354,705
   St. Charles County Public Water
      Supply District #2
      Certificate of Participation
      (Missouri Project)
      Series A 5.25% 12/1/28 (MBIA)                   1,000,000       1,066,420
      Series B 5.10% 12/1/25 (MBIA)                     500,000         521,110
   St. Louis College District Leasehold Revenue
      5.00% 3/1/23 (AMBAC)                            1,000,000       1,064,500
  ^St. Louis Industrial Development
      Authority Leasehold Revenue
      (Convention Center Hotel)
      5.80% 7/15/20 (AMBAC)                           3,035,000       1,641,449
                                                                  -------------
                                                                      7,213,067
                                                                  -------------

Political Subdivision General Obligation Bonds - 3.89%
   Jackson County Special Obligation
      5.50% 12/1/17 (MBIA)                              845,000         929,593
   Taney County Reorganization School
      District R-V Hollister School District
      5.00% 3/1/22 (FSA)                              1,000,000       1,057,770
                                                                  -------------
                                                                      1,987,363
                                                                  -------------
-/-Pre-Refunded Bonds - 6.27%
   Greene County Reorganization School District R8
      (Direct Deposit Project)
      5.10% 3/1/22-12 (FSA)                           1,500,000       1,595,340
   Liberty Sewer System Revenue
      6.15% 2/1/15-09 (MBIA)                          1,500,000       1,611,540
                                                                  -------------
                                                                      3,206,880
                                                                  -------------

                                                     Principal       Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds - 4.00%
   Camdenton Reorganized School
      District R-III Camden County
      Refunding & Improvement
      5.25% 3/1/24 (FSA)                            $ 1,000,000   $   1,094,960
  ^St. Charles County Francis Howell
      School District (Capital Appreciation
      Direct Deposit Project)
      Series A 5.15% 3/1/17 (FGIC)                    1,500,000         952,110
                                                                  -------------
                                                                      2,047,070
                                                                  -------------
Single Family Housing Revenue Bonds - 1.46%
   Missouri State Housing Development
      Commission Mortgage Revenue
      Series C 7.45% 9/1/27
      (GNMA) (FNMA) (AMT)                               135,000         137,277
   Missouri State Housing Development
      Commission Mortgage Revenue
      Single Family Homeowner
      Loan A 7.20% 9/1/26
      (GNMA) (FNMA) (AMT)                               110,000         110,915
      Loan B 7.55% 9/1/27
      (GNMA) (FNMA) (AMT)                                45,000          45,775
      Loan C 7.25% 9/1/26
      (GNMA) (FNAM) (AMT)                               125,000         126,941
   Missouri State Housing Development
      Commission Mortgage Revenue
      Single Family Mortgage Series A
      5.20% 9/1/33 (GNMA) (FNMA) (AMT)                  320,000         326,311
                                                                  -------------
                                                                        747,219
                                                                  -------------
Territorial General Obligation Bonds - 2.52%
   Puerto Rico Commonwealth Improvement
      5.25% 7/1/27 (FSA)                                705,000         752,559
      Series A 5.25% 7/1/23                             500,000         535,505
                                                                  -------------
                                                                      1,288,064
                                                                  -------------
Water & Sewer Revenue Bonds - 5.88%
   Metropolitan St. Louis Sewer District
      Wastewater Revenue
      5.00% 5/1/34 (MBIA)                             1,250,000       1,313,662
   Missouri State Development Finance
      Board Infrastructure Facilities Revenue
      (Sewer System Improvement Project)
      Series C 5.00% 3/1/25                             605,000         623,192
   Missouri State Environmental
      Improvement & Energy Resource
      Authority Water Pollution Control
      Revenue Unrefunded Balance
      (State Revolving Fund Project)
      Series A 6.05% 7/1/16 (FSA)                     1,060,000       1,069,233
                                                                  -------------
                                                                      3,006,087
                                                                  -------------

Total Municipal Bonds (cost $44,143,885)                             46,669,655
                                                                  =============

--------------------------------------------------------------------------------
                                        Delaware Tax-Free Missouri Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                      Number         Market
                                                     of Shares        Value
--------------------------------------------------------------------------------
Short-Term Investments - 7.83%
--------------------------------------------------------------------------------
Money Market Instruments - 0.99%
   Dreyfus Tax-Exempt Cash
      Management Fund                                   506,707   $     506,707
                                                                  -------------
                                                                        506,707
                                                                  -------------
                                                     Principal
                                                       Amount
oVariable Rate Demand Notes - 6.84%
   Kansas City Municipal Assistance
      Revenue Leasehold
      Series A 3.17% 4/15/34 (AMBAC)                $ 2,500,000       2,500,000
   Missouri State Health & Educational
      Facilities Authority Revenue
      (St. Louis University)
      Series A 3.00% 10/1/35 (MBIA)                   1,000,000       1,000,000
                                                                  -------------
                                                                      3,500,000
                                                                  -------------

Total Short-Term Investments
   (cost $4,006,707)                                                  4,006,707
                                                                  =============
Total Market Value of Securities - 99.08%
   (cost $48,150,592)                                                50,676,362
Receivables and Other Assets
   Net of Liabilities - 0.92%                                           471,578
                                                                  -------------
Net Assets Applicable to 4,784,153 Shares
   Outstanding - 100.00%                                          $  51,147,940
                                                                  =============

Net Asset Value - Delaware Tax-Free Missouri
   Insured Fund Class A
   ($47,511,795 / 4,444,138 Shares)                               $       10.69
                                                                  -------------
Net Asset Value - Delaware Tax-Free Missouri
   Insured Fund Class B
   ($2,339,521 / 218,914 Shares)                                  $       10.69
                                                                  -------------
Net Asset Value - Delaware Tax-Free Missouri
   Insured Fund Class C
   ($1,296,624 / 121,101 Shares)                                  $       10.71
                                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $  48,571,559
Accumulated net realized gain on investments                             50,611
Net unrealized appreciation of investments                            2,525,770
                                                                  -------------
Total net assets                                                  $  51,147,940
                                                                  =============

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

** An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2006. See
      Note 7 in "Notes to Financial Statements."

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA -Insured by the Federal Housing Administration
FNMA - Insured by the Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA- Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Options Long

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Missouri Insured Fund
Net asset value Class A (A)                                       $       10.69
Sales charge (4.50% of offering price) (B)                                 0.50
                                                                  -------------
Offering price                                                    $       11.19
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                          Delaware Tax-Free Oregon Insured Fund
Statements                                February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)
                                                      Principal      Market
                                                        Amount        Value
-------------------------------------------------------------------------------
Municipal Bonds - 96.03%
-------------------------------------------------------------------------------
Airport Revenue Bonds - 3.33%
   Portland Airport Revenue
      (Portland International Airport)
      Series 11 5.625% 7/1/26 (FGIC) (AMT)          $ 1,500,000   $   1,538,595
                                                                  -------------
                                                                      1,538,595
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 1.16%
   Oregon State Department of Administrative
      Services Lottery Revenue Refunding
      Series A 5.00% 4/1/18 (FSA)                       500,000         537,295
                                                                  -------------
                                                                        537,295
                                                                  -------------
Electric & Gas Revenue Bonds - 7.46%
   Emerald Peoples Utilities District
      Series A 5.25% 11/1/22 (FSA)                      750,000         813,300
   Puerto Rico Electric Power Authority
      Power Revenue Series NN
      5.125% 7/1/29                                   1,000,000       1,055,210
 **Puerto Rico Electric Power
      Authority Power Revenue
      Inverse Floater ROLs
      5.635% 7/1/19 (FSA)                             1,500,000       1,576,545
                                                                  -------------
                                                                      3,445,055
                                                                  -------------
Escrowed to Maturity Bonds - 2.35%
   Umatilla County Hospital Facility
      Authority Revenue
      (Catholic Health Initiatives)
      Series A 5.50% 3/1/32                           1,000,000       1,083,570
                                                                  -------------
                                                                      1,083,570
                                                                  -------------
Higher Education Revenue Bonds - 15.27%
   Oregon Health & Science University Revenue
      (Capital Appreciation Insured) Series A
      5.00% 7/1/32 (MBIA)                             2,000,000       2,092,360
     ^5.50% 7/1/21 (MBIA)                             2,000,000       1,035,040
   Oregon State Facilities Authority Revenue
      (College Housing Northwest Project)
      Series A 5.45% 10/1/32                          1,000,000       1,031,460
      (College Independent Student
      Housing Project) Series A
      5.25% 7/1/30 (XLCA)                               630,000         678,371
      (Linfield College Project) Series A
      5.00% 10/1/30                                     600,000         620,538
      (Willamette University Project) Series A
      5.00% 10/1/34 (FGIC)                            1,000,000       1,053,840
      5.125% 10/1/25 (FGIC)                             500,000         538,970
                                                                  -------------
                                                                      7,050,579
                                                                  -------------
Hospital Revenue Bonds - 1.17%
   Multnomah County Hospital
      Facilities Authority Revenue
      (Providence Health System)
      5.25% 10/1/22                                     500,000         539,015
                                                                  -------------
                                                                        539,015
                                                                  -------------
Investor Owned Utilities Revenue Bonds - 1.34%
  oPort Morrow Pollution Control Revenue
      (Portland General Electric Co.)
      Series A 5.20% 5/1/33                             600,000         618,756
                                                                  -------------
                                                                        618,756
                                                                  -------------

                                                     Principal       Market
                                                       Amount         Value
-------------------------------------------------------------------------------
Municipal Bonds (continued)
-------------------------------------------------------------------------------
Multifamily Housing Revenue Bonds - 2.37%
   Oregon Health, Housing, Educational &
      Cultural Facilities Authority
      (Pier Park Project) Series A
      6.05% 4/1/18 (GNMA) (AMT)                     $ 1,095,000   $   1,096,106
                                                                  -------------
                                                                      1,096,106
                                                                  -------------
Municipal Lease Revenue Bonds - 8.82%
   Oregon State Department of
      Administrative Services
      5.00% 9/1/13 (FSA)                                800,000         866,816
   Oregon State Department of Administrative
      Services Certificates of
      Participation Refunding
      Series A 5.00% 5/1/30 (FSA)                       500,000         526,855
      Series B 5.00% 11/1/30 (FGIC)                     500,000         528,040
      Series C 5.25% 11/1/15 (MBIA)                   1,000,000       1,081,090
  oPuerto Rico Public Buildings
      Authority Revenue
      (Government Facilities)
      Series J 5.00% 7/1/36 (AMBAC)                   1,000,000       1,070,210
                                                                  -------------
                                                                      4,073,011
                                                                  -------------
Political Subdivision General Obligation
   Bonds - 5.12%
   Deschutes County Refunding
      5.00% 12/1/16 (FSA)                               500,000         535,345
   Southwestern Oregon Community
      College District 5.00% 6/1/28 (MBIA)            1,100,000       1,169,883
   Treasure Valley Community College District
      5.00% 6/1/35 (AMBAC)                              620,000         656,952
                                                                  -------------
                                                                      2,362,180
                                                                  -------------
-/-Pre-Refunded Bonds - 25.88%
   Chemeketa County Community
      College District 5.80% 6/1/12-06 (FGIC)         1,500,000       1,509,540
   Deschutes County Administrative
      School District #1 Series A
      5.125% 6/15/21-11 (FSA)                         1,000,000     1,074,740
   Deschutes County Hospital Facilities
      Authority Hospital Revenue
      (Cascade Health Services)
      5.60% 1/1/32-12                                 1,250,000       1,374,025
   Jackson County School District #6
      Central Point 5.25% 6/15/20-10 (FGIC)           1,175,000       1,255,687
   Linn County Community School District #9
      Lebanon 5.60% 6/15/30-13 (FGIC)                 2,000,000       2,244,621
   North Unit Irrigation District
      5.75% 6/1/16-06 (MBIA)                          1,000,000       1,006,330
   Oregon State Department of Administrative
      Services Certificates of Participation
      Refunding Series A
      5.80% 5/1/24-07 (AMBAC)                         1,000,000       1,037,470
   Puerto Rico Commonwealth Highway &
      Transportation Authority Transportation
      Revenue Series J 5.50% 7/1/22-14                  400,000         447,748
   Puerto Rico Commonwealth Public
      Improvement 5.125% 7/1/30-11 (FSA)                920,000         991,061
   Salem Water & Sewer Revenue
      5.625% 6/1/16-06 (MBIA)                         1,000,000       1,005,910
                                                                  -------------
                                                                     11,947,132
                                                                  -------------

-------------------------------------------------------------------------------
                                          Delaware Tax-Free Oregon Insured Fund
Statements
-------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)
                                                     Principal       Market
                                                      Amount          Value
-------------------------------------------------------------------------------
Municipal Bonds (continued)
-------------------------------------------------------------------------------
School District General Obligation
   Bonds - 11.21%
   Benton & Linn Counties School District
      #509J
      (Corvallis) 5.00% 6/1/21(FSA)                 $ 1,000,000   $   1,062,720
   Clackamas County School District
      #12 (North Clackamas)
      5.00% 6/15/16 (FSA)                             1,000,000       1,097,040
      #86 (Canby) 5.00% 6/15/25 (FSA)                   500,000         533,470
   Jefferson County School District #509J
      5.00% 6/15/22 (FGIC)                              500,000         530,160
   Lane County School District #19
      (Springfield) Refunding
       6.00% 10/15/14 (FGIC)                            500,000         579,590
   Lincoln County School District
      5.25% 6/15/12 (FGIC)                              700,000         736,841
   Salem-Keizer School District #24J Refunding
      5.00% 6/15/19 (FSA)                               500,000         535,525
   ^Umatilla County School District #6 R
   Umatilla Refunding 5.50% 12/15/22 (AMBAC)            200,000          97,554
                                                                  -------------
                                                                      5,172,900
                                                                  -------------
Single Family Housing Revenue Bonds - 2.65%
   Oregon State Housing & Community
      Services Department Mortgage Revenue
      Single Family Mortgage Program
      Series R 5.375% 7/1/32 (AMT)                    1,195,000       1,224,134
                                                                  -------------
                                                                      1,224,134
                                                                  -------------
Tax Increment/Special Assessment Bonds - 2.70%
   Portland River District Urban Renewal &
      Redevelopment Interstate Corridor
      Series A 5.00% 6/15/23 (AMBAC)                    250,000         264,455
   Portland Urban Renewal & Redevelopment
      Interstate Corridor
      Series A 5.25% 6/15/20 (FGIC)                     890,000         981,065
                                                                  -------------
                                                                      1,245,520
                                                                  -------------
Territorial General Obligation Bonds - 4.45%
   Puerto Rico Commonwealth Public
      Improvement (Unrefunded Balance)
      5.125% 7/1/30 (FSA)                               965,000       1,024,328
      Series A 5.125% 7/1/31                          1,000,000       1,028,840
                                                                  -------------
                                                                      2,053,168
                                                                  -------------
Water & Sewer Revenue Bonds - 0.75%
   Portland Sewer Systems Revenue
      (Second Lien) Series A
      5.00% 6/1/23 (FSA)                                325,000         343,707
                                                                  -------------
                                                                        343,707
                                                                  -------------
Total Municipal Bonds (cost $41,909,470)                             44,330,723
                                                                  -------------

                                                       Number         Market
                                                     of Shares        Value
-------------------------------------------------------------------------------
Short-Term Investments - 3.04%
-------------------------------------------------------------------------------
Money Market Instruments - 0.77%
   Dreyfus Tax-Exempt Cash
      Management Fund                                   355,933   $     355,933
                                                                  -------------
                                                                        355,933
                                                                  -------------
                                                      Principal
                                                        Amount
oVariable Rate Demand Notes- 2.27%
   Portland Multi-Family Housing Revenue
      (South Park Block Project)
      3.07% 12/1/11                                 $ 1,050,000       1,050,000
                                                                  -------------
                                                                      1,050,000
                                                                  -------------
Total Short-Term Investments
   (cost $1,405,933)                                                  1,405,933
                                                                  =============
Total Market Value of Securities - 99.07%
   (cost $43,315,403)                                                45,736,656
Receivables and Other Assets
   Net of Liabilities - 0.93%                                           427,518
                                                                  -------------

Net Assets Applicable to 4,385,483 Shares
   Outstanding - 100.00%                                          $  46,164,174
                                                                  =============

Net Asset Value - Delaware Tax-Free Oregon
   Insured Fund Class A
   ($33,888,621 / 3,220,566 Shares)                               $       10.52
                                                                  -------------

Net Asset Value - Delaware Tax-Free Oregon
   Insured Fund Class B
   ($6,213,347 / 590,164 Shares)                                  $       10.53
                                                                  -------------

Net Asset Value - Delaware Tax-Free Oregon
   Insured Fund Class C
   ($6,062,206 / 574,753 Shares)                                  $       10.55
                                                                  -------------

--------------------------------------------------------------------------------
                                           Delaware Tax-Free Oregon Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $  44,196,291
Accumulated net realized loss on investments                           (453,370)
Net unrealized appreciation of investments                            2,421,253
                                                                  -------------
Total net assets                                                  $  46,164,174
                                                                  =============

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S.Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

** An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2006. See
      Note 7 in "Notes to Financial Statements."

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Options Long
XLCA - Insured by XL Capital Assurance

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Oregon Insured Fund
Net asset value Class A (A)                                        $      10.52
Sales charge (4.50% of offering price) (B)                                 0.50
                                                                   ------------
Offering price                                                     $      11.02
                                                                   ============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
Statements                        Six Months Ended February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

                                                                          Delaware           Delaware           Delaware
                                                                       Tax-Free Idaho   Tax-Free Missouri   Tax-Free Oregon
                                                                            Fund           Insured Fund       Insured Fund
Investment Income:
   Interest                                                            $    2,084,367   $       1,237,943   $     1,094,373
                                                                       --------------   -----------------   ---------------

Expenses:
   Management fees                                                            239,202             125,014           115,158
   Distribution expenses -- Class A                                            77,506              57,473            41,828
   Distribution expenses -- Class B                                            49,723              13,201            31,714
   Distribution expenses -- Class C                                            74,808               6,857            31,280
   Dividend disbursing and transfer agent fees and expenses                    26,006              16,571            13,828
   Accounting and administration expenses                                      17,396              10,001             9,212
   Legal & professional fees                                                   11,258              10,572            10,730
   Reports and statements to shareholders                                       8,200               4,099             4,632
   Custodian fees                                                               3,257               1,539             1,804
   Trustees' fees                                                               2,500               1,428             1,318
   Registration fees                                                            2,450               2,000               779
   Pricing fees                                                                 1,166                 781               710
   Insurance fees                                                               1,601                 566               556
   Taxes (other than taxes on income)                                             452                 134                99
   Other                                                                        3,141               3,073             3,897
                                                                       --------------   -----------------   ---------------
                                                                              518,666             253,309           267,545
   Less expenses absorbed or waived                                           (55,530)            (13,050)          (24,428)
   Less expenses paid indirectly                                                 (202)               (239)              (63)
                                                                       --------------   -----------------   ---------------
   Total expenses                                                             462,934             240,020           243,054
                                                                       --------------   -----------------   ---------------
Net Investment Income                                                       1,621,433             997,923           851,319
                                                                       --------------   -----------------   ---------------

Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments                                    (55,861)             52,364          (280,227)
   Net change in unrealized appreciation/depreciation of investments       (1,024,607)           (598,034)         (296,643)
                                                                       --------------   -----------------   ---------------
Net Realized and Unrealized Loss on Investments                            (1,080,468)           (545,670)         (576,870)
                                                                       --------------   -----------------   ---------------

Net Increase in Net Assets Resulting from Operations                   $      540,965   $         452,253   $       274,449
                                                                       ==============   =================   ===============

See accompanying notes

--------------------------------------------------------------------------------
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                            Delaware Tax-Free              Delaware Tax-Free             Delaware Tax-Free
                                                Idaho Fund               Missouri Insured Fund          Oregon Insured Fund

                                        Six Months                     Six Months                    Six Months
                                           Ended           Year           Ended           Year          Ended          Year
                                          2/28/06         Ended          2/28/06         Ended         2/28/06         Ended
                                        (Unaudited)      8/31/05       (Unaudited)      8/31/05      (Unaudited)      8/31/05
Increase (Decrease) in Net Assets
   from Operations:
   Net investment income               $  1,621,433   $   3,114,747   $    997,923   $  2,083,200   $    851,319   $  1,687,339
   Net realized gain (loss) on
      investments                           (55,861)        416,497         52,364        130,115       (280,227)       106,456
   Net change in unrealized
      appreciation/depreciation of
      investments                        (1,024,607)        566,203       (598,034)       380,933       (296,643)       366,029
                                       ------------   -------------   ------------   ------------   ------------   ------------
   Net increase in net assets
      resulting from operations             540,965       4,097,447        452,253      2,594,248        274,449      2,159,824
                                       ------------   -------------   ------------   ------------   ------------   ------------

Dividends and Distributions to
   Shareholders from:
   Net investment income:
      Class A                            (1,222,334)     (2,268,543)      (927,407)    (1,901,135)      (651,340)    (1,250,887)
      Class B                              (158,977)       (369,910)       (43,451)      (128,675)       (99,587)      (225,919)
      Class C                              (238,931)       (476,579)       (22,489)       (45,752)       (97,987)      (206,598)
                                       ------------   -------------   ------------   ------------   ------------   ------------
                                         (1,620,242)     (3,115,032)      (993,347)    (2,075,562)      (848,914)    (1,683,404)
                                       ------------   -------------   ------------   ------------   ------------   ------------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                             7,496,430       9,100,675      2,587,337      3,524,066      2,011,274      5,524,963
      Class B                                53,364         378,499         25,388            408        109,245        582,909
      Class C                             1,216,163       3,196,560         84,984        105,402        478,548      1,199,241

   Net asset value of shares issued
      upon reinvestment of dividends
      and distributions:
      Class A                               807,539       1,470,126        565,025      1,017,242        384,639        718,106
      Class B                                98,437         211,390         34,188         96,955         65,198        137,290
      Class C                               150,946         286,213         20,719         39,754         59,888        126,671
                                       ------------   -------------   ------------   ------------   ------------   ------------
                                          9,822,879      14,643,463      3,317,641      4,783,827      3,108,792      8,289,180
                                       ------------   -------------   ------------   ------------   ------------   ------------
   Cost of shares repurchased:
      Class A                            (4,294,328)     (6,264,069)    (1,334,752)    (4,575,966)    (2,124,246)    (3,366,599)
      Class B                            (1,211,632)     (2,857,710)      (781,340)    (1,933,993)      (768,006)    (1,783,006)
      Class C                            (2,014,881)     (3,018,204)      (184,874)       (25,210)    (1,052,281)    (1,080,203)
                                       ------------   -------------   ------------   ------------   ------------   ------------
                                         (7,520,841)    (12,139,983)    (2,300,966)    (6,535,169)    (3,944,533)    (6,229,808)
                                       ------------   -------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   derived from capital share
   transactions                           2,302,038       2,503,480      1,016,675     (1,751,342)      (835,741)     2,059,372
                                       ------------   -------------   ------------   ------------   ------------   ------------
Net Increase (Decrease) in Net
   Assets                                 1,222,761       3,485,895        475,581     (1,232,656)    (1,410,206)     2,535,792

Net Assets:
   Beginning of period                   87,143,045      83,657,150     50,672,359     51,905,015     47,574,380     45,038,588
                                       ------------   -------------   ------------   ------------   ------------   ------------
   End of period(1)                    $ 88,365,806   $  87,143,045   $ 51,147,940   $ 50,672,359   $ 46,164,174   $ 47,574,380
                                       ============   =============   ============   ============   ============   ============
   (1)Including distributions in
      excess of net investment income  $    (11,301)  $     (11,301)  $         --   $         --   $         --   $         --
                                       ============   =============   ============   ============   ============   ============

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Tax-Free Idaho Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  11.630     $ 11.490   $ 11.140   $ 11.320    $  11.260    $ 10.730

Income (loss) from investment operations:
Net investment income                                            0.224        0.452      0.478      0.497        0.522       0.541
Net realized and unrealized gain (loss) on investments          (0.140)       0.140      0.353     (0.181)       0.059       0.530
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.084        0.592      0.831      0.316        0.581       1.071
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.224)      (0.452)    (0.481)    (0.496)      (0.521)     (0.541)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.224)      (0.452)    (0.481)    (0.496)      (0.521)     (0.541)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  11.490     $ 11.630   $ 11.490   $ 11.140    $  11.320    $ 11.260
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.74%        5.25%      7.58%      2.81%        5.36%      10.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $  63,820     $ 60,554   $ 55,572   $ 51,682    $  45,108    $ 38,228
Ratio of expenses to average net assets                           0.85%        0.87%      0.97%      0.93%        1.00%       1.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        0.98%        0.98%      0.97%      1.00%        1.03%       1.03%
Ratio of net investment income to average net assets              3.94%        3.92%      4.21%      4.36%        4.69%       4.94%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.81%        3.81%      4.21%      4.29%        4.66%       4.91%
Portfolio turnover                                                   9%          27%        13%        18%          11%         14%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Tax-Free Idaho Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  11.610     $ 11.480   $ 11.130   $ 11.310    $  11.250    $ 10.720

Income (loss) from investment operations:
Net investment income                                            0.181        0.366      0.393      0.412        0.439       0.460
Net realized and unrealized gain (loss) on investments          (0.130)       0.130      0.353     (0.181)       0.059       0.530
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.051        0.496      0.746      0.231        0.498       0.990
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.181)      (0.366)    (0.396)    (0.411)      (0.438)     (0.460)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.181)      (0.366)    (0.396)    (0.411)      (0.438)     (0.460)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  11.480     $ 11.610   $ 11.480   $ 11.130    $  11.310    $ 11.250
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.46%        4.39%      6.79%      2.05%        4.58%       9.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $   9,714     $ 10,911   $ 13,044   $ 16,801    $  14,809    $ 12,366
Ratio of expenses to average net assets                           1.60%        1.62%      1.72%      1.68%        1.75%       1.75%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        1.73%        1.73%      1.72%      1.75%        1.78%       1.78%
Ratio of net investment income to average net assets              3.19%        3.17%      3.46%      3.61%        3.94%       4.19%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.06%        3.06%      3.46%      3.54%        3.91%       4.16%
Portfolio turnover                                                   9%          27%        13%        18%          11%         14%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Tax-Free Idaho Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  11.630     $ 11.490   $ 11.130   $ 11.310    $  11.250    $ 10.720

Income (loss) from investment operations:
Net investment income                                            0.181        0.366      0.393      0.413        0.439       0.460
Net realized and unrealized gain (loss) on investments          (0.140)       0.140      0.362     (0.181)       0.059       0.530
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.041        0.506      0.755      0.232        0.498       0.990
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:

Net investment income                                           (0.181)      (0.366)    (0.395)    (0.412)      (0.438)     (0.460)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.181)      (0.366)    (0.395)    (0.412)      (0.438)     (0.460)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  11.490     $ 11.630   $ 11.490   $ 11.130    $  11.310    $ 11.250
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.37%        4.47%      6.87%      2.05%        4.57%       9.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $  14,832     $ 15,678   $ 15,041   $ 16,296    $   9,829    $  4,931
Ratio of expenses to average net assets                           1.60%        1.62%      1.72%      1.68%        1.75%       1.75%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        1.73%        1.73%      1.72%      1.75%        1.78%       1.78%
Ratio of net investment income to average net assets              3.19%        3.17%      3.46%      3.61%        3.94%       4.19%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.06%        3.06%      3.46%      3.54%        3.91%       4.16%
Portfolio turnover                                                   9%          27%        13%        18%          11%         14%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Tax-Free Missouri Insured Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  10.810     $ 10.700   $ 10.640   $ 10.810    $  10.740    $ 10.340

Income (loss) from investment operations:
Net investment income                                            0.214        0.442      0.464      0.469        0.489       0.497
Net realized and unrealized gain (loss) on investments          (0.121)       0.110      0.065     (0.172)       0.068       0.400
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.093        0.552      0.529      0.297        0.557       0.897
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.213)      (0.442)    (0.469)    (0.467)      (0.487)     (0.497)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.213)      (0.442)    (0.469)    (0.467)      (0.487)     (0.497)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  10.690     $ 10.810   $ 10.700   $ 10.640    $  10.810    $ 10.740
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.88%        5.27%      5.06%      2.75%        5.38%       8.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $  47,512     $ 46,182   $ 45,745   $ 44,026    $  42,610    $ 40,349
Ratio of expenses to average net assets                           0.90%        0.93%      0.94%      0.98%        0.97%       0.95%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        0.95%        0.95%      0.94%      0.98%        0.97%       0.95%
Ratio of net investment income to average net assets              4.05%        4.14%      4.33%      4.31%        4.61%       4.74%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             4.00%        4.12%      4.33%      4.31%        4.61%       4.74%
Portfolio turnover                                                  11%          21%        20%        31%          23%         14%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Tax-Free Missouri Insured Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                 Ended                           Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  10.800     $ 10.690   $ 10.640   $ 10.810    $  10.730    $ 10.340

Income (loss) from investment operations:
Net investment income                                            0.175        0.363      0.385      0.387        0.410       0.418
Net realized and unrealized gain (loss) on investments          (0.111)       0.110      0.054     (0.172)       0.078       0.390
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.064        0.473      0.439      0.215        0.488       0.808
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.174)      (0.363)    (0.389)    (0.385)      (0.408)     (0.418)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.174)      (0.363)    (0.389)    (0.385)      (0.408)     (0.418)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  10.690     $ 10.800   $ 10.690   $ 10.640    $  10.810    $ 10.730
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.61%        4.50%      4.19%      1.99%        4.70%       7.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $   2,339     $  3,099   $  4,903   $  7,406    $   9,264    $  9,693
Ratio of expenses to average net assets                           1.65%        1.68%      1.69%      1.73%        1.72%       1.70%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        1.70%        1.70%      1.69%      1.73%        1.72%       1.70%
Ratio of net investment income to average net assets              3.30%        3.39%      3.58%      3.56%        3.86%       3.99%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.25%        3.37%      3.58%      3.56%        3.86%       3.99%
Portfolio turnover                                                  11%          21%        20%        31%          23%         14%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Tax-Free Missouri Insured Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                 Ended                           Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)   8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  10.820     $ 10.710   $ 10.660   $ 10.820    $  10.740    $ 10.350

Income (loss) from investment operations:
Net investment income                                            0.174        0.361      0.384      0.387        0.410       0.418
Net realized and unrealized gain (loss) on investments          (0.111)       0.110      0.054     (0.162)       0.078       0.390
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.063        0.471      0.438      0.225        0.488       0.808
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.173)      (0.361)    (0.388)    (0.385)      (0.408)     (0.418)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.173)      (0.361)    (0.388)    (0.385)      (0.408)     (0.418)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  10.710     $ 10.820   $ 10.710   $ 10.660    $  10.820    $ 10.740
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.60%        4.48%      4.17%      2.08%        4.68%       7.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $   1,297     $  1,391   $  1,257   $  1,257    $   1,241    $    626
Ratio of expenses to average net assets                           1.65%        1.68%      1.69%      1.73%        1.72%       1.70%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        1.70%        1.70%      1.69%      1.73%        1.72%       1.70%
Ratio of net investment income to average net assets              3.30%        3.39%      3.58%      3.56%        3.86%       3.99%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.25%        3.37%      3.58%      3.56%        3.86%       3.99%
Portfolio turnover                                                  11%          21%        20%        31%          23%         14%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Tax-Free Oregon Insured Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                 Ended                           Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  10.650     $ 10.540   $ 10.380   $ 10.530    $  10.450    $  9.910

Income (loss) from investment operations:
Net investment income                                            0.204        0.417      0.453      0.461        0.467       0.465
Net realized and unrealized gain (loss) on investments          (0.131)       0.110      0.163     (0.151)       0.079       0.540
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.073        0.527      0.616      0.310        0.546       1.005
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.203)      (0.417)    (0.456)    (0.460)      (0.466)     (0.465)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.203)      (0.417)    (0.456)    (0.460)      (0.466)     (0.465)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  10.520     $ 10.650   $ 10.540   $ 10.380    $  10.530    $ 10.450
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.70%        5.09%      6.04%      2.97%        5.41%      10.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $  33,889     $ 34,029   $ 30,817   $ 29,410    $  25,082    $ 22,973
Ratio of expenses to average net assets                           0.85%        0.87%      0.85%      0.84%        0.85%       0.85%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        0.96%        0.96%      0.90%      0.96%        1.00%       0.99%
Ratio of net investment income to average net assets              3.89%        3.94%      4.30%      4.35%        4.52%       4.59%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.78%        3.85%      4.25%      4.23%        4.37%       4.45%
Portfolio turnover                                                   7%          14%        16%        16%          20%         28%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Tax-Free Oregon Insured Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                 Ended                            Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  10.660     $ 10.550   $ 10.390   $ 10.540    $  10.450    $  9.910

Income (loss) from investment operations:
Net investment income                                            0.165        0.338      0.374      0.382        0.390       0.389
Net realized and unrealized gain (loss) on investments          (0.131)       0.110      0.163     (0.151)       0.089       0.540
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.034        0.448      0.537      0.231        0.479       0.929
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.164)      (0.338)    (0.377)    (0.381)      (0.389)     (0.389)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.164)      (0.338)    (0.377)    (0.381)      (0.389)     (0.389)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  10.530     $ 10.660   $ 10.550   $ 10.390    $  10.540    $ 10.450
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.33%        4.31%      5.24%      2.20%        4.73%       9.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $   6,213     $  6,889   $  7,878   $  8,750    $   8,489    $  7,928
Ratio of expenses to average net assets                           1.60%        1.62%      1.60%      1.59%        1.60%       1.60%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        1.71%        1.71%      1.65%      1.71%        1.75%       1.74%
Ratio of net investment income to average net assets              3.14%        3.19%      3.55%      3.60%        3.77%       3.84%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.03%        3.10%      3.50%      3.48%        3.62%       3.70%
Portfolio turnover                                                   7%          14%        16%        16%          20%         28%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Tax-Free Oregon Insured Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                 Ended                            Year Ended
                                                              2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $  10.680     $ 10.570   $ 10.400   $ 10.550    $  10.470    $  9.920

Income (loss) from investment operations:
Net investment income                                            0.165        0.337      0.374      0.381        0.389       0.388
Net realized and unrealized gain (loss) on investments          (0.131)       0.110      0.173     (0.151)       0.079       0.550
                                                             ---------     --------   --------   --------    ---------    --------
Total from investment operations                                 0.034        0.447      0.547      0.230        0.468       0.938
                                                             ---------     --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                           (0.164)      (0.337)    (0.377)    (0.380)      (0.388)     (0.388)
                                                             ---------     --------   --------   --------    ---------    --------
Total dividends and distributions                               (0.164)      (0.337)    (0.377)    (0.380)      (0.388)     (0.388)
                                                             ---------     --------   --------   --------    ---------    --------

Net asset value, end of period                               $  10.550     $ 10.680   $ 10.570   $ 10.400    $  10.550    $ 10.470
                                                             =========     ========   ========   ========    =========    ========

Total return(3)                                                   0.33%        4.30%      5.33%      2.19%        4.62%       9.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $   6,062     $  6,656   $  6,344   $  5,395    $   3,253    $  1,820
Ratio of expenses to average net assets                           1.60%        1.62%      1.60%      1.59%        1.60%       1.60%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                        1.71%        1.71%      1.65%      1.71%        1.75%       1.74%
Ratio of net investment income to average net assets              3.14%        3.19%      3.55%      3.60%        3.77%       3.84%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly             3.03%        3.10%      3.50%      3.48%        3.62%       3.70%
Portfolio turnover                                                   7%          14%        16%        16%          20%         28%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

--------------------------------------------------------------------------------
Notes                                              February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to the Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund (each referred to as a "Fund" or collectively as the "Funds"). The Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1.    Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in custodian fees on the Statements of Operations with the corresponding expenses offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                         Delaware Tax-Free    Delaware Tax-Free     Delaware Tax-Free
                                             Idaho Fund     Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
On the first $500 million                      0.550%               0.500%                0.500%
On the next $500 million                       0.500%               0.475%                0.475%
On the next $1.5 billion                       0.450%               0.450%                0.450%
In excess of $2.5 billion                      0.425%               0.425%                0.425%

--------------------------------------------------------------------------------
Notes                                              February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets, as shown below.

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
The operating expense limitation as a
  percentage of average daily net
  assets (per annum)                            0.60%                0.65%                 0.60%
Expiration date                              12/31/06             12/31/06              12/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Funds' average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2006, each Fund had liabilities payable to affiliates as follows:

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
Investment management fees payable
  to DMC                                      $26,710              $17,284               $13,554
Dividend disbursing, transfer agent,
  accounting and administration fees
  and other expenses payable to DSC            15,476               10,485                 9,245
Distribution fee payable to DDLP               29,968               10,159                15,588
Other expenses payable to DMC and
  affiliates*                                   3,827                5,068                 4,435

* DMC, as a part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including internal legal services provided to the Funds by DMC employees. For the six months ended February 28, 2006, Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund were charged $995, $2,509, and $2,913, respectively, for internal legal services provided by DMC.

For the six months ended February 28, 2006, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
                                               $9,830               $2,983                $5,768

For the six months ended February 28, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund's Class A, Class B and Class C shares. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
Class A                                        $   --                 $ --                $   480
Class B                                         3,841                   60                  1,306
Class C                                         1,294                   --                    308

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and/or trustees are paid no compensation by the Funds.

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

3.    Investments

For the six months ended February 28, 2006, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
Purchases                                    $9,878,803           $2,721,510            $1,973,808
Sales                                         4,012,320            4,575,000             1,471,960

At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
Cost of investments                         $85,806,229           $48,117,917           $43,564,587
                                            ===========           ===========           ===========

Aggregate unrealized appreciation             2,878,535             2,575,662             2,218,944
Aggregate unrealized depreciation               (67,597)              (17,217)              (46,875)
                                            -----------           -----------           -----------

Net unrealized appreciation                 $ 2,810,938           $ 2,558,445           $ 2,172,069
                                            ===========           ===========           ===========

4.    Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2006 and the year ended August 31, 2005 was as follows:

                                            Delaware Tax-Free       Delaware Tax-Free        Delaware Tax-Free
                                                Idaho Fund        Missouri Insured Fund     Oregon Insured Fund
                                         ----------------------  ----------------------   ----------------------
                                         Six Months     Year     Six Months     Year      Six Months    Year
                                            Ended       Ended      Ended       Ended        Ended       Ended
                                          2/28/06*    8/31/05     2/28/06*    8/31/05      2/28/06*    8/31/05
Tax-exempt income                        $1,620,242  $3,115,032   $993,347   $2,075,562    $848,914   $1,683,404

* Tax information for the six months ended February 28, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2006, the estimated components of net assets on a tax basis were as follows:

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
Shares of beneficial interest               $ 85,940,108         $ 48,571,559          $ 44,196,291
Distributions in excess of net
  investment income                              (11,301)                  --                   --
Six-month period gain (loss)                     (23,435)              50,409               (14,655)
Post-October loss                                (32,078)                  --                   --
Capital loss carryforwards                      (318,426)             (32,473)             (189,531)
Net unrealized appreciation of
  investments                                  2,810,938            2,558,445             2,172,069
                                            ------------         ------------          ------------
Net assets                                  $ 88,365,806         $ 51,147,940          $ 46,164,174
                                            ============         ============          ============

Post-October losses represent losses realized on investment transactions from November 1, 2005 through February 28, 2006 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2006, the Funds recorded an estimate of the differences since the final tax characteristics cannot be determined until fiscal year end.

                                         Delaware Tax-Free     Delaware Tax-Free    Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
Undistributed (distribution in
  excess of) net investment income            $ (1,191)            $(4,576)              $(2,405)
Accumulated net realized gain (loss)             1,191               4,576                 2,405

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

4.    Dividend and Distribution Information (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforward amounts remaining at August 31, 2005 will expire as follows:

                                         Delaware Tax-Free    Delaware Tax-Free     Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
Year of expiration
2008                                         $      --            $ 32,473               $      --
2009                                           151,477                  --                 110,608
2010                                           166,949                  --                  78,923
                                             ---------            --------               ---------
Total                                        $ 318,426            $ 32,473               $ 189,531
                                             =========            ========               =========

For the six months ended February 28, 2006, each Fund had net capital gains (losses) which may be reduced (increased) by the capital loss carryforwards as follows:

                                         Delaware Tax-Free    Delaware Tax-Free     Delaware Tax-Free
                                            Idaho Fund      Missouri Insured Fund  Oregon Insured Fund
                                         -----------------  ---------------------  -------------------
                                              $(23,435)            $50,409               $(14,655)

5.    Capital Shares

Transactions in capital shares were as follows:

                                          Delaware Tax-Free         Delaware Tax-Free      Delaware Tax-Free
                                              Idaho Fund         Missouri Insured Fund    Oregon Insured Fund
                                       -----------------------   ---------------------   ---------------------
                                       Six Months      Year      Six Months     Year     Six Months     Year
                                         Ended         Ended        Ended       Ended      Ended        Ended
                                         2/28/06      8/31/05      2/28/06     8/31/05     2/28/06     8/31/05
Shares sold:
   Class A                                651,810      787,185      243,229    329,028      191,438    521,536
   Class B                                  4,707       32,777        2,353         62       10,426     54,948
   Class C                                106,118      276,422        7,946      9,871       45,587    112,925

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                 70,428      127,188       52,993     94,843       36,605     67,787
   Class B                                  8,597       18,318        3,208      9,044        6,201     12,953
   Class C                                 13,172       24,780        1,941      3,701        5,686     11,930
                                       ----------   ----------   ----------   --------   ----------   --------
                                          854,832    1,266,670      311,670    446,549      295,943    782,079
                                       ----------   ----------   ----------   --------   ----------   --------

Shares repurchased:
   Class A                               (375,231)    (542,673)    (125,609)  (426,911)    (201,974)  (317,964)
   Class B                               (106,143)    (247,933)     (73,476)  (180,772)     (72,892)  (168,301)
   Class C                               (176,546)    (261,721)     (17,359)    (2,347)     (99,910)  (101,836)
                                       ----------   ----------   ----------   --------   ----------   --------
                                         (657,920)  (1,052,327)    (216,444)  (610,030)    (374,776)  (588,101)
                                       -----------------------   ---------------------   ---------------------
Net increase (decrease)                   196,912      214,343       95,226   (163,481)     (78,833)   193,978
                                       ----------   ----------   ----------   --------   ----------   --------

For the six months ended February 28, 2006 and the year ended August 31, 2005, the following shares were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                     Six Months Ended             Year Ended
                                                          2/28/06                   8/31/05
                                             ----------------------------  -----------------------------
                                             Class B  Class A              Class B  Class A
                                              shares  shares      Value     shares   shares      Value
                                             -------  -------   ---------  -------  -------  -----------
Delaware Tax-Free Idaho Fund                  20,827   20,809   $ 239,921   43,515   43,479  $   501,442
Delaware Tax-Free Missouri Insured Fund       67,273   67,273     715,530  139,117  139,010    1,489,016
Delaware Tax-Free Oregon Insured Fund         40,916   40,916     431,899   70,235   70,293      742,841

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

6.    Line of Credit

Each Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of February 28, 2006, or at any time during the fiscal six-month period.

7.    Credit and Market Risk

The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days of the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investor Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Tax-Free Insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds' limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Funds' Liquidity Procedures.

8.    Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
Other
--------------------------------------------------------------------------------
   FUND INFORMATION

* Effective as of the close of business on March 1, 2006, the Delaware Tax-Free Missouri Insured Fund and the Delaware Tax-Free Oregon Insured Fund will be closed to new investors. Shareholders of the Reorganizing Funds will receive a proxy statement/prospectus providing them with information about the Delaware Tax-Free USA Fund and requesting their votes on the proposed reorganization of their Fund at a special meeting of shareholders to be held in late June 2006. If approved, the reorganization would be expected to take place in late August 2006. Additionally, the Delaware Tax-Free Missouri Insured Fund and the Delaware Tax-Free Oregon Insured Fund would continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the reorganization.

--------------------------------------------------------------------------------
About
--------------------------------------------------------------------------------
   THE ORGANIZATION

This semiannual report is for the information of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder/Managing Director
Anthony  Knerr &  Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel and
Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

-     For fund information, literature, price, yield, and performance figures.

- For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

- For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

(329)                                                         Printed in the USA
SA-CORN [2/06] CGI 4/06                                   SEMI-0603 CORN PO10911

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  [DELAWARE INVESTMENTS(R) LOGO]
FIXED INCOME

--------------------------------------------------------------------------------

Semiannual Report FEBRUARY 28, 2006
--------------------------------------------------------------------------------
                                   DELAWARE TAX-FREE FLORIDA INSURED FUND
                                   DELAWARE TAX-FREE NEW YORK FUND

[POWERED BY RESEARCH(R) LOGO]

Table
   OF CONTENTS

------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                              1
------------------------------------------------------------
SECTOR ALLOCATIONS                                       2
------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                              3

   Statements of Operations                              8

   Statements of Changes in Net Assets                   9

   Financial Highlights                                 10

   Notes to Financial Statements                        16

------------------------------------------------------------
ABOUT THE ORGANIZATION                                  21
------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

--------------------------------------------------------------------------------
Disclosure                 For the Period September 1, 2005 to February 28, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 to February 28, 2006.

Actual Expenses

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Funds' actual expenses, shown in the tables, reflect fee waivers in effect. The expenses shown in each table, assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Tax-Free Florida Insured Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                      Beginning     Ending                  Paid During
                                                       Account      Account    Annualized     Period
                                                        Value        Value       Expense     9/1/05 to
                                                       9/1/05       2/28/06       Ratio       2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,009.50      0.87%       $ 4.33
Class B                                                1,000.00     1,005.80      1.62%         8.06
Class C                                                1,000.00     1,006.60      1.62%         8.06
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.48      0.87%       $ 4.36
Class B                                                1,000.00     1,016.76      1.62%         8.10
Class C                                                1,000.00     1,016.76      1.62%         8.10
-------------------------------------------------------------------------------------------------------

Delaware Tax-Free New York Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                      Beginning     Ending                  Paid During
                                                       Account      Account    Annualized     Period
                                                        Value        Value       Expense     9/1/05 to
                                                       9/1/05       2/28/06       Ratio       2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,009.70      0.65%       $ 3.24
Class B                                                1,000.00     1,007.00      1.40%         6.97
Class C                                                1,000.00     1,007.00      1.40%         6.97
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,021.57      0.65%       $ 3.26
Class B                                                1,000.00     1,017.85      1.40%         7.00
Class C                                                1,000.00     1,017.85      1.40%         7.00
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocations                                       As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Florida Insured Fund
---------------------------------------------------------------
                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      98.37%

Airport Revenue Bonds                                 1.48%

Dedicated Tax & Fees Revenue Bonds                   16.27%

Electric & Gas Revenue Bonds                          1.99%

Higher Education Revenue Bonds                        5.10%

Hospital Revenue Bonds                               15.51%

Multifamily Housing Revenue Bonds                    26.94%

Municipal Lease Revenue Bonds                        10.70%

Ports & Harbors Revenue Bonds                         0.30%

Pre-Refunded Bonds                                   10.73%

Public Utility District Revenue Bonds                 1.17%

Single Family Housing Revenue Bonds                   0.29%

Tax Increment/Special Assessment Bonds                2.08%

Territorial General Obligation Bonds                  2.76%

Water & Sewer Revenue Bonds                           3.05%
---------------------------------------------------------------
Total Market Value of Securities                     98.37%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       1.63%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

Delaware Tax-Free New York Fund
---------------------------------------------------------------
                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      96.33%
---------------------------------------------------------------
Airport Revenue Bonds                                 5.79%

City General Obligation Bonds                         4.78%

Continuing Care/Retirement Revenue Bonds              2.63%

Corporate-Backed Revenue Bonds                        2.95%

Dedicated Tax & Fees Revenue Bonds                    8.95%

Electric & Gas Revenue Bonds                         14.96%

Higher Education Revenue Bonds                       11.54%

Hospital Revenue Bonds                                8.75%

Municipal Lease Revenue Bonds                        14.85%

Parking Revenue Bonds                                 3.00%

Pre-Refunded Bonds                                   12.23%

Water & Sewer Revenue Bonds                           5.90%
---------------------------------------------------------------
Variable Rate Demand Notes                            2.24%
---------------------------------------------------------------
Total Market Value of Securities                     98.57%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       1.43%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Delaware Tax-Free Florida Insured Fund
Statements                                February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.37%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 1.48%
   Miami-Dade County Aviation Revenue
      (Miami International Airport)
      Series B 5.00% 10/1/37 (FGIC)                   $ 1,000,000   $ 1,046,140
   Miami-Dade County Aviation Revenue
      Series A 5.00% 10/1/33 (FSA) (AMT)                  500,000       513,670
                                                                    -----------
                                                                      1,559,810
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 16.27%
   Florida State Board of Education
      (Lottery Revenue) Series A
      6.00% 7/1/14 (FGIC)                               1,000,000     1,103,970
   Florida State Department of Transportation
      5.00% 7/1/31 (FGIC)                               1,875,000     1,963,388
   Jacksonville Excise Taxes Revenue Series B
      5.00% 10/1/26 (AMBAC)                             1,000,000     1,045,320
      5.125% 10/1/32 (FGIC)                             1,000,000     1,049,980
 **Palm Beach County Florida Criminal
      Justice Facilities Revenue Inverse Floater
      8.01%6/1/12 (FGIC)                                7,500,000     9,254,400
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series G 5.00% 7/1/42                               800,000       818,696
   Puerto Rico Commonwealth Highway &
      Transportation Authority Transportation
      Revenue Series K 5.00% 7/1/35                     1,000,000     1,033,110
  ^Puerto Rico Commonwealth
      Infrarastructure Financing Authority
      Series A 4.60% 7/1/30 (FGIC)                      2,500,000       836,225
                                                                    -----------
                                                                     17,105,089
                                                                    -----------
Electric & Gas Revenue Bonds - 1.99%
   Florida State Municipal Power Agency
      Revenue (Stanton II Project)
      5.00% 10/1/26 (AMBAC)                             2,000,000     2,094,160
                                                                    -----------
                                                                      2,094,160
                                                                    -----------
Higher Education Revenue Bonds - 5.10%
   Broward County Educational Facilities
      Authority Revenue
      (Nova Southeastern University)
      5.25% 4/1/27 (RADIAN)                             1,000,000     1,044,950
   Miami-Dade County Educational
      Facilities Authority (University of Miami)
      Series A 5.75% 4/1/29 (AMBAC)                     2,000,000     2,172,520
   University of Central Florida Athletics
      Association Certificates of Participation
      Series A 5.25% 10/1/34 (FGIC)                     2,000,000     2,143,660
                                                                    -----------
                                                                      5,361,130
                                                                    -----------
Hospital Revenue Bonds - 15.51%
   Escambia County Health Facilities
      Authority (Florida Health Care Facilities --
      VHA Program)
      5.95% 7/1/20 (AMBAC)                                560,000       593,936
   Highlands County Health Facilities Authority
      (Adventist Health System/Sunbelt)
      Series A 6.00% 11/15/31                           1,500,000     1,619,445

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   Indian River County Hospital District
      (Indian River Memorial Hospital)
      6.10% 10/1/18 (FSA)                             $ 3,000,000   $ 3,103,680
   Miami-Dade County Public Facilities
      Revenue (Jackson Health Systems)
      Series A 5.00% 6/1/35 (MBIA)                      1,500,000     1,568,895
   North Miami Health Facilities Authority
      (Catholic Health Services)
      (LOC Suntrust Bank-Miami)
      6.00% 8/15/16                                       500,000       513,820
   Orange County Health Facilities Authority
      Revenue (Adventist Health System)
      5.625% 11/15/32                                   1,000,000     1,074,010
   Palm Beach County Health Facilities
      Authority Revenue
      (Boca Raton Community Hospital)
      5.625% 12/1/31                                    2,000,000     2,106,500
   South Broward Hospital District Revenue
      (Memorial Health Care System)
      5.625% 5/1/32                                     3,000,000     3,220,410
   Tallahassee Health Facilities
      (Tallahassee Memorial Regional
   Medical Center) Series B
      6.00% 12/1/15 (MBIA)                              2,500,000     2,505,050
                                                                    -----------
                                                                     16,305,746
                                                                    -----------
Multifamily Housing Revenue Bonds - 26.94%
   Duval Housing Finance Authority
      (St. Augustine Apartments)
      6.00% 3/1/21                                        300,000       306,066
   Florida Housing Finance Agency
      (Crossings Indian Run Apartments HUD)
      Series V 6.10% 12/1/26 (AMBAC) (AMT)                750,000       771,060
      (Landings at Sea Forest Apartments)
      Series T
      5.85% 12/1/18 (AMBAC) (FHA) (AMT)                   390,000       400,834
      6.05% 12/1/36 (AMBAC) (FHA) (AMT)                   700,000       718,459
      (Leigh Meadows Apartments HUD)
      Series N 6.20% 9/1/26 (AMBAC) (AMT)               2,765,000     2,836,669
      6.30% 9/1/36 (AMBAC) (AMT)                        2,000,000     2,051,440
      (Mariner Club Apartments) Series K-1
      6.25% 9/1/26 (AMBAC) (AMT)                        2,000,000     2,052,260
      6.375% 9/1/36 (AMBAC) (AMT)                       3,500,000     3,591,175
      (Riverfront Apartments Section 8 HUD)
      Series A 6.25% 4/1/37 (AMBAC) (AMT)               1,000,000     1,032,720
      (Spinnaker Cove Apartments)
      Series G 6.50% 7/1/36
      (AMBAC) (FHA) (AMT)                                 500,000       512,150
      (Sterling Palms Apartments) Series D-1
      6.30% 12/1/16 (AMBAC) (AMT)                         925,000       946,275
      6.40% 12/1/26 (AMBAC) (AMT)                       1,500,000     1,536,555
      6.50% 6/1/36 (AMBAC) (AMT)                        6,540,000     6,691,727
      (The Vineyards Project) Series H
      6.40% 11/1/15                                       500,000       511,200
      (Woodbridge Apartments) Series L
      6.15% 12/1/26 (AMBAC) (AMT)                       1,750,000     1,799,683
      6.25% 6/1/36 (AMBAC) (AMT)                        2,000,000     2,056,220
   Volusia County Multifamily Housing
      Finance Authority (San Marco Apartments)
      Series A 5.60% 1/1/44 (FSA) (AMT)                   500,000       514,865
                                                                    -----------
                                                                     28,329,358
                                                                    -----------

--------------------------------------------------------------------------------
                                          Delaware Tax-Free Florida Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                        Principal       Market
                                                          Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Municipal Lease Revenue Bonds - 10.70%
   Florida Municipal Loan Council Revenue
      Series B 5.00% 11/1/29 (MBIA)                   $ 1,590,000   $ 1,681,759
   Lake County Florida School Board
      5.00% 6/1/30 (AMBAC)                              1,750,000     1,837,850
   Osceola County School Board Series A
      5.25% 6/1/27 (AMBAC)                              4,000,000     4,281,280
   Palm Beach County School Board
      Certificates of Participation Series D
      5.00% 8/1/28 (FSA)                                  300,000       311,925
   Pasco County Florida School Board
      Series A 5.00% 8/1/30 (AMBAC)                     1,000,000     1,050,970
   Puerto Rico Public Buildings Authority
      Revenue (Government Facilities)
      Series F 5.25% 7/1/25                               930,000     1,036,708
   St. Augustine Capital Improvement Revenue
      5.00% 10/1/34 (AMBAC)                             1,000,000     1,051,050
                                                                    -----------
                                                                     11,251,542
                                                                    -----------
Ports & Harbors Revenue Bonds - 0.30%
   Jacksonville Port Authority Seaport Revenue
      5.70% 11/1/30 (MBIA) (AMT)                          295,000       315,199
                                                                    -----------
                                                                        315,199
                                                                    -----------
-/-Pre-Refunded Bonds - 10.73%
   Jacksonville Port Authority Seaport Revenue
      5.70% 11/1/30-10 (MBIA) (AMT)                       205,000       221,363
   Lee County Florida Airport Revenue
      Series B 5.75% 10/1/33-10 (FSA)                   3,000,000     3,306,150
   Northern Palm Beach County Improvement
      District Special Assessment
      (Abacoa Water Control)
      7.20% 8/1/16-06                                     300,000       310,530
   Puerto Rico Commonwealth Highway &
      Transportation Authority Highway
      RevenueSeries D
      5.25% 7/1/38-12                                   3,000,000     3,270,300
   Puerto Rico Commonwealth Highway &
      Transportation Authority Transportation
      Revenue Series J
      5.50% 7/1/22-14                                   1,600,000     1,790,992
   Tampa Utilities Tax Revenue Series A
      6.00% 10/1/17-09 (AMBAC)                          1,000,000     1,094,080
      6.125% 10/1/18-09 (AMBAC)                         1,000,000     1,098,090
   Volusia County Industrial Development
      Authority Mortgage Revenue (Bishops
      Glen Retirement Health Facilities Project)
      7.50% 11/1/16-06                                    180,000       187,981
                                                                    -----------
                                                                     11,279,486
                                                                    -----------

                                                        Principal       Market
                                                          Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Public Utility District Revenue Bonds - 1.17%
   Ocala Utility System Revenue Series B
      5.25% 10/1/25 (FGIC)                            $ 1,125,000   $ 1,231,841
                                                                    -----------
                                                                      1,231,841
                                                                    -----------
Single Family Housing Revenue Bonds - 0.29%
   Orange County Florida Housing Finance
      Authority Homeowner Revenue Series
      B 5.25%3/1/33 (GNMA) (FNMA) (AMT)                   295,000       300,776
                                                                    -----------
                                                                        300,776
                                                                    -----------
Tax Increment/Special Assessment Bonds - 2.08%
   Enterprise Community Development District
      Special Assessment 6.10% 5/1/16 (MBIA)              695,000       696,599
   Hollywood Community Redevelopment
      Agency 5.625% 3/1/24                              1,200,000     1,283,940
   Julington Creek Plantation Community
      Development District Special Assessment
      5.00% 5/1/29 (MBIA)                                 200,000       208,992
                                                                    -----------
                                                                      2,189,531
                                                                    -----------
Territorial General Obligation Bonds - 2.76%
   Puerto Rico Commonwealth
      Public Improvement Series A
      5.50% 7/1/19 (MBIA)                               2,500,000     2,897,300
                                                                    -----------
                                                                      2,897,300
                                                                    -----------
Water & Sewer Revenue Bonds - 3.05%
   Tampa Water and Sewer Revenue
      6.00% 10/1/16 (FSA)                               1,000,000     1,180,940
   Village Center Community Development
      District Utility Revenue
      5.00% 10/1/36 (MBIA)                                500,000       523,620
   Winter Haven Utilities Systems Revenue
      Refunding & Improvement
      5.00% 10/1/30 (MBIA)                              1,415,000     1,499,546
                                                                    -----------
                                                                      3,204,106
                                                                    -----------

Total Municipal Bonds (cost $98,000,827)                            103,425,074
                                                                    -----------

--------------------------------------------------------------------------------
                                          Delaware Tax-Free Florida Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 98.37%
   (cost $98,000,827)                                             $ 103,425,074
Receivables and Other Assets
   Net of Liabilities - 1.63%                                         1,715,627
                                                                  -------------

Net Assets Applicable to 9,395,937
   Shares Outstanding - 100.00%                                   $ 105,140,701
                                                                  =============

Net Asset Value - Delaware Tax-Free Florida Insured Fund
   Class A ($96,523,421 / 8,626,174 Shares)                       $       11.19
                                                                  -------------
Net Asset Value - Delaware Tax-Free Florida Insured Fund
   Class B ($4,942,438 / 441,517 Shares)                          $       11.19
                                                                  -------------
Net Asset Value - Delaware Tax-Free Florida Insured Fund
   Class C ($3,674,842 / 328,246 Shares)                          $       11.20
                                                                  -------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 100,442,884
Accumulated net realized loss on investments                           (726,430)
Net unrealized appreciation of investments                            5,424,247
                                                                  -------------
Total net assets                                                  $ 105,140,701
                                                                  =============

** An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term rates. Interest rate disclosed is in effect as of February 28, 2006. See Note 8 in "Notes to Financial Statements."

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in "Notes to Financial Statements."

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by the Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Florida Insured Fund
Net asset value Class A (A)                                       $       11.19
Sales charge (4.50% of offering price) (B)                                 0.53
                                                                  -------------
Offering price                                                    $       11.72
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                                 Delaware Tax-Free New York Fund
Statements                                       February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                        Principal       Market
                                                          Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds - 96.33%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 5.79%
   New York City Industrial Development
      (JFK Airis Project) 5.50% 7/1/28 (AMT)          $   500,000   $   503,750
   Onondaga County Industrial Development
      Authority Revenue Subordinated
      (Air Cargo Project) 7.25% 1/1/32 (AMT)              500,000       530,860
                                                                    -----------
                                                                      1,034,610
                                                                    -----------
City General Obligation Bonds - 4.78%
   New York City
      Series C 5.375% 11/15/27                            310,000       321,309
      Series J 5.25% 6/1/28                               500,000       532,040
                                                                    -----------
                                                                        853,349
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 2.63%
   New York State Dormitory Authority Revenue
      (Chapel Oaks) 5.45% 7/1/26
      (LOC Allied Irish Bank)                             450,000       469,868
                                                                    -----------
                                                                        469,868
                                                                    -----------
Corporate-Backed Revenue Bonds - 2.95%
  oDutchess County Industrial Development
      Agency (IBM Project)
      5.45% 12/1/29 (AMT)                                 500,000       527,660
                                                                    -----------
                                                                        527,660
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 8.95%
   New York State Sales Tax Asset
      Receivables Series A
      5.25% 10/15/27 (AMBAC)                              500,000       543,500
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series Y 5.50% 7/1/36                               475,000       521,944
   Schenectady Metroplex Development
      Authority Revenue Series A
      5.375% 12/15/21                                     500,000       532,720
                                                                    -----------
                                                                      1,598,164
                                                                    -----------
Electric & Gas Revenue Bonds - 14.96%
   New York City Industrial
      Development Agency
      (Brooklyn Navy Yard Cogen Partners)
      5.75% 10/1/36 (AMT)                                 450,000       453,380
   New York State Energy Research &
      Development Authority Pollution
      Control Revenue (Central Hudson Gas)
      Series A 5.45% 8/1/27 (AMBAC)                       500,000       532,800
   Puerto Rico Electric Power Authority
      Power Revenue
      Series II 5.25% 7/1/31                              500,000       528,960
      Series NN 5.125% 7/1/29                             600,000       633,125
   Suffolk County Industrial Development
      Agency Revenue (Keyspan-Port
      Jefferson Project) 5.25% 6/1/27 (AMT)               500,000       522,180
                                                                    -----------
                                                                      2,670,445
                                                                    -----------

                                                        Principal       Market
                                                          Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds - 11.54%
   Amherst Industrial Development Agency
      Civic Facilities Revenue (UBF Faculty
      Student Housing) Series A
      5.75% 8/1/30 (AMBAC)                            $   200,000   $   220,446
   Dutchess County Industrial Development
      Agency (Marist College) 5.00% 7/1/20                500,000       521,010
   New York State Dormitory Authority Revenue
      (Columbia University) Series A
      5.00% 7/1/23                                        500,000       530,370
      (Pratt Institute) 6.00% 7/1/20 (RADIAN)             500,000       542,755
      (State University) Series B
      7.50% 5/15/11                                       220,000       246,220
                                                                    -----------
                                                                      2,060,801
                                                                    -----------
Hospital Revenue Bonds - 8.75%
   New York State Dormitory Authority Revenue
      (Mental Health) Series D
      5.90% 2/15/12                                        25,000        26,006
      (Millard Fillmore Hospital)
      5.375% 2/1/32 (AMBAC) (FHA)                         450,000       468,639
      (North Shore Long Island
      Jewish Group Project) 5.50% 5/1/33                  500,000       536,515
      (Winthrop South Nassau Hospital)
      Series B 5.50% 7/1/23                               500,000       531,095
                                                                    -----------
                                                                      1,562,255
                                                                    -----------
Municipal Lease Revenue Bonds - 14.85%
   Albany Industrial Development Agency
      Civic Facility Revenue (Charitable
      Leadership Project) Series A
      5.75% 7/1/26                                        500,000       521,210
   Battery Park City Authority Revenue Series A
      5.00% 11/1/26                                       500,000       528,840
      5.25% 11/1/22                                       485,000       527,273
   New York City Industrial Development
      Agency Civic Facility Revenue (American
      National Red Cross Project)
      5.00% 2/1/36 (AMBAC)                                500,000       527,810
   Tobacco Settlement Financing Series B-1C
      5.50% 6/1/21                                        500,000       547,634
                                                                    -----------
                                                                      2,652,767
                                                                    -----------
Parking Revenue Bonds - 3.00%
   Albany Parking Authority Revenue Series A
      5.625% 7/15/25                                      500,000       535,350
                                                                    -----------
                                                                        535,350
                                                                    -----------
-/-Pre-Refunded Bonds - 12.23%
   Metropolitan Transportation Authority
      Dedicated Tax Series A
      6.125% 4/1/17-10 (FGIC)                           1,000,000     1,101,230
   New York City Series C
      5.375% 11/15/27-07                                  140,000       145,975
   New York State Dormitory Authority Lease
      5.375% 5/15/21-13                                   500,000       554,575
   New York State Dormitory Authority Revenue
      (Mental Health) Series D
      5.90% 2/15/12-07                                    225,000       234,709
      (State University) Series B
      7.50% 5/15/11-09                                    130,000       147,675
                                                                    -----------
                                                                      2,184,164
                                                                    -----------

--------------------------------------------------------------------------------
                                                 Delaware Tax-Free New York Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Water & Sewer Revenue Bonds - 5.90%
   New York City Municipal Water Finance
      Authority Water & Sewer System Revenue
      Series A 5.125% 6/15/34                         $   500,000   $   526,345
      Series B 5.00% 6/15/36                              500,000       527,775
                                                                    -----------
                                                                      1,054,120
                                                                    -----------

Total Municipal Bonds (cost $16,262,965)                             17,203,553
                                                                    -----------

--------------------------------------------------------------------------------
oVariable Rate Demand Notes - 2.24%
--------------------------------------------------------------------------------
   New York City Series E5 3.02% 8/1/15                   400,000       400,000
                                                                    -----------

Total Variable Rate Demand Notes
   (cost $400,000)                                                      400,000
                                                                    -----------

Total Market Value of Securities - 98.57%
   (cost $16,662,965)                                                17,603,553
Receivables and Other Assets
   Net of Liabilities - 1.43%                                           256,072
                                                                    -----------

Net Assets Applicable to 1,688,503
   Shares Outstanding - 100.00%                                     $17,859,625
                                                                    ===========

Net Asset Value - Delaware Tax-Free New York Fund
   Class A ($13,784,698 / 1,302,619 Shares)                         $     10.58
                                                                    -----------
Net Asset Value - Delaware Tax-Free New York Fund
   Class B ($2,794,841 / 264,631 Shares)                            $     10.56
                                                                    -----------
Net Asset Value - Delaware Tax-Free New York Fund
   Class C ($1,280,086 / 121,253 Shares)                            $     10.56
                                                                    -----------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                               $17,139,922
Distributions in excess of net investment income                           (655)
Accumulated net realized loss on investments                           (220,230)
Net unrealized appreciation of investments                              940,588
Total net assets                                                    $17,859,625
                                                                    ===========

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in "Notes to Financial Statements."

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance
Company
FHA - Insured by the Federal Housing Administration
LOC - Letter of Credit
RADIAN - Insured by Radian Asset Assurance

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free New York Fund
Net asset value Class A (A)                                         $      10.58
Sales charge (4.50% of offering price) (B)                                  0.50
                                                                    ------------
Offering price                                                      $      11.08
                                                                    ============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
Statements                        Six Months Ended February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

                                                                             Delaware            Delaware
                                                                             Tax-Free            Tax-Free
                                                                       Florida Insured Fund   New York Fund
Investment Income:
   Interest                                                            $          2,764,679   $     417,269

Expenses:
   Management fees                                                                  261,638          46,978
   Distribution expenses -- Class A                                                 120,305          16,491
   Distribution expenses -- Class B                                                  25,682          14,205
   Distribution expenses -- Class C                                                  16,420           5,151
   Dividend disbursing and transfer agent fees and expenses                          35,931           7,156
   Accounting and administration expenses                                            20,931           3,417
   Legal & professional fees                                                         15,034           6,174
   Reports and statements to shareholders                                            10,770             935
   Registration fees                                                                  8,000           4,275
   Trustees' fees                                                                     2,991             489
   Custodian fees                                                                     2,768             878
   Insurance fees                                                                     1,127             232
   Pricing fees                                                                         943             500
   Other                                                                              3,899           1,473
                                                                       --------------------   -------------
                                                                                    526,439         108,354
   Less expenses absorbed or waived                                                 (39,487)        (37,609)
   Less expense paid indirectly                                                      (1,839)           (750)
                                                                       --------------------   -------------
   Total operating expenses                                                         485,113          69,995
                                                                       --------------------   -------------
Net Investment Income                                                             2,279,566         347,274
                                                                       --------------------   -------------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments                                          (36,173)          2,977
   Net change in unrealized appreciation/depreciation of investments             (1,285,279)       (177,638)
                                                                       --------------------   -------------
Net Realized and Unrealized Loss on Investments                                  (1,321,452)       (174,661)
                                                                       --------------------   -------------

Net Increase in Net Assets Resulting from Operations                   $            958,114   $     172,613
                                                                       ====================   =============

See accompanying notes

--------------------------------------------------------------------------------
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                                                    Delaware Tax-Free                    Delaware Tax-Free
                                                                  Florida Insured Fund                     New York Fund

                                                            Six Months Ended      Year Ended     Six Months Ended     Year Ended
                                                                2/28/06            8/31/05           2/28/06           8/31/05
                                                              (Unaudited)                          (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                   $       2,279,566    $   4,400,282    $       347,274    $     685,440
   Net realized gain (loss) on investments                           (36,173)         332,797              2,977           73,048
   Net change in unrealized appreciation/depreciation of
      investments                                                 (1,285,279)         426,912           (177,638)         267,666
                                                           -----------------    -------------    ---------------    -------------
   Net increase in net assets resulting from operations              958,114        5,159,991            172,613        1,026,154
                                                           -----------------    -------------    ---------------    -------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                     (2,125,293)      (4,136,398)          (279,585)        (519,496)
      Class B                                                        (94,082)        (195,487)           (49,696)        (105,732)
      Class C                                                        (60,191)         (68,397)           (17,993)         (60,212)
                                                           -----------------    -------------    ---------------    -------------
                                                                  (2,279,566)      (4,400,282)          (347,274)        (685,440)
                                                           -----------------    -------------    ---------------    -------------
Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                      4,917,873        8,716,486          1,433,219        1,917,681
      Class B                                                         16,916          392,192            124,193          388,800
      Class C                                                        638,989          339,297            413,196          449,842

Net assets from reorganization(1):
      Class A                                                             --       10,617,811                 --               --
      Class B                                                             --        2,665,962                 --               --
      Class C                                                             --        2,237,525                 --               --

   Net asset value of shares issued upon reinvestment of
      dividends and distributions:
      Class A                                                      1,083,534        1,690,235            198,387          374,723
      Class B                                                         29,552           49,113             21,991           48,934
      Class C                                                         31,558           34,037             15,875           20,784
                                                           -----------------    -------------    ---------------    -------------
                                                                   6,718,422       26,742,658          2,206,861        3,200,764
                                                           -----------------    -------------    ---------------    -------------

   Cost of shares repurchased:
      Class A                                                     (6,590,462)     (10,965,231)          (863,444)        (921,789)
      Class B                                                       (566,983)      (2,629,629)          (342,275)        (335,650)
      Class C                                                       (267,639)        (419,581)           (28,783)      (1,931,944)
                                                           -----------------    -------------    ---------------    -------------
                                                                  (7,425,084)     (14,014,441)        (1,234,502)      (3,189,383)
                                                           -----------------    -------------    ---------------    -------------
Increase (decrease) in net assets derived from capital
   share transactions                                               (706,662)      12,728,217            972,359           11,381
                                                           -----------------    -------------    ---------------    -------------
Net Increase (Decrease) in Net Assets                             (2,028,114)      13,487,926            797,698          352,095

Net Assets:
   Beginning of period                                           107,168,815       93,680,889         17,061,927       16,709,832
                                                           -----------------    -------------    ---------------    -------------
   End of period                                           $     105,140,701    $ 107,168,815    $    17,859,625    $  17,061,927
                                                           =================    =============    ===============    =============
   (Distributions in excess of net investment income)      $              --    $          --    $          (655)   $        (655)

(1)   See Note 6 in "Notes to Financial Statements."

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Florida Insured Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended                          Year Ended
                                                               2/28/06(2)   8/31/05    8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                              (Unaudited)
Net asset value, beginning of period                          $  11.330     $ 11.250   $ 11.110   $ 11.330   $  11.230    $ 10.770

Income (loss) from investment operations:
Net investment income                                             0.245        0.507      0.533      0.523       0.532       0.527
Net realized and unrealized gain (loss) on investments           (0.140)       0.080      0.140     (0.220)      0.100       0.460
                                                              ---------     --------   --------   --------   ---------    --------
Total from investment operations                                  0.105        0.587      0.673      0.303       0.632       0.987
                                                              ---------     --------   --------   --------   ---------    --------

Less dividends and distributions from:
Net investment income                                            (0.245)      (0.507)    (0.533)    (0.523)     (0.532)     (0.527)
                                                              ---------     --------   --------   --------   ---------    --------
Total dividends and distributions                                (0.245)      (0.507)    (0.533)    (0.523)     (0.532)     (0.527)
                                                              ---------     --------   --------   --------   ---------    --------

Net asset value, end of period                                $  11.190     $ 11.330   $ 11.250   $ 11.110   $  11.330    $ 11.230
                                                              =========     ========   ========   ========   =========    ========

Total Return(3)                                                    0.95%        5.32%      6.15%      2.68%       5.83%       9.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $  96,523     $ 98,326   $ 87,591   $ 95,951   $ 105,773    $107,365
Ratio of expenses to average net assets                            0.87%        0.88%      0.90%      0.90%       0.90%       0.90%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                         0.94%        0.98%      0.94%      0.94%       0.99%       0.97%
Ratio of net investment income to average net assets               4.42%        4.48%      4.72%      4.60%       4.80%       4.81%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly              4.35%        4.38%      4.68%      4.56%       4.71%       4.74%
Portfolio turnover                                                    5%          17%         3%        26%         46%         12%

(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit & Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Florida Insured Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended                          Year Ended
                                                               2/28/06(2)   8/31/05    8/31/04    8/31/03    8/31/02(1)   8/31/01
                                                              (Unaudited)
Net asset value, beginning of period                          $  11.330     $ 11.260   $ 11.120   $ 11.330   $  11.230    $ 10.770

Income (loss) from investment operations:
Net investment income                                             0.204        0.422      0.448      0.437       0.445       0.443
Net realized and unrealized gain (loss) on investments           (0.140)       0.070      0.140     (0.210)      0.100       0.460
                                                              ---------     --------   --------   --------   ---------    --------
Total from investment operations                                  0.064        0.492      0.588      0.227       0.545       0.903
                                                              ---------     --------   --------   --------   ---------    --------

Less dividends and distributions from:
Net investment income                                            (0.204)      (0.422)    (0.448)    (0.437)     (0.445)     (0.443)
                                                              ---------     --------   --------   --------   ---------    --------
Total dividends and distributions                                (0.204)      (0.422)    (0.448)    (0.437)     (0.445)     (0.443)
                                                              ---------     --------   --------   --------   ---------    --------

Net asset value, end of period                                $  11.190     $ 11.330   $ 11.260   $ 11.120   $  11.330    $ 11.230
                                                              =========     ========   ========   ========   =========    ========

Total Return(3)                                                    0.58%        4.45%      5.36%      2.00%       5.01%       8.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $   4,943     $  5,532   $  5,002   $  5,800   $   5,223    $  5,014
Ratio of expenses to average net assets                            1.62%        1.63%      1.65%      1.65%       1.65%       1.65%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                         1.69%        1.73%      1.69%      1.69%       1.74%       1.72%
Ratio of net investment income to average net assets               3.67%        3.74%      3.97%      3.85%       4.05%       4.06%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly              3.60%        3.64%      3.93%      3.81%       3.96%       3.99%
Portfolio turnover                                                    5%          17%         3%        26%         46%         12%

(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit & Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Florida Insured Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended                          Year Ended
                                                               2/28/06(2)   8/31/05    8/31/04    8/31/03    8/31/02(1)   8/31/01
                                                              (Unaudited)
Net asset value, beginning of period                          $  11.330     $ 11.260   $ 11.120   $ 11.330   $  11.240    $ 10.780

Income (loss) from investment operations:
Net investment income                                             0.203        0.422      0.448      0.437       0.447       0.443
Net realized and unrealized gain (loss) on investments           (0.130)       0.070      0.140     (0.210)      0.090       0.460
                                                              ---------     --------   --------   --------   ---------    --------
Total from investment operations                                  0.073        0.492      0.588      0.227       0.537       0.903
                                                              ---------     --------   --------   --------   ---------    --------

Less dividends and distributions from:
Net investment income                                            (0.203)      (0.422)    (0.448)    (0.437)     (0.447)     (0.443)
                                                              ---------     --------   --------   --------   ---------    --------
Total dividends and distributions                                (0.203)      (0.422)    (0.448)    (0.437)     (0.447)     (0.443)
                                                              ---------     --------   --------   --------   ---------    --------

Net asset value, end of period                                $  11.200     $ 11.330   $ 11.260   $ 11.120   $  11.330    $ 11.240
                                                              =========     ========   ========   ========   =========    ========

Total Return(3)                                                    0.66%        4.45%      5.36%      2.00%       4.93%       8.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $   3,675     $  3,311   $  1,088   $    846   $     560    $     53
Ratio of expenses to average net assets                            1.62%        1.63%      1.65%      1.65%       1.65%       1.65%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                         1.69%        1.73%      1.69%      1.69%       1.74%       1.72%
Ratio of net investment income to average net assets               3.67%        3.74%      3.97%      3.85%       4.05%       4.06%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly              3.60%        3.64%      3.93%      3.81%       3.96%       3.99%
Portfolio turnover                                                    5%          17%         3%        26%         46%         12%

(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit & Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Tax-Free New York Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended                          Year Ended
                                                               2/28/06(2)   8/31/05    8/31/04    8/31/03    8/31/02(1)   8/31/01
                                                              (Unaudited)
Net asset value, beginning of period                          $  10.700     $ 10.470   $ 10.220   $ 10.340   $  10.350    $  9.820

Income (loss) from investment operations:
Net investment income                                             0.222        0.453      0.479      0.484       0.503       0.523
Net realized and unrealized gain (loss) on investments           (0.120)       0.230      0.250     (0.120)     (0.010)      0.530
                                                              ---------     --------   --------   --------   ---------    --------
Total from investment operations                                  0.102        0.683      0.729      0.364       0.493       1.053
                                                              ---------     --------   --------   --------   ---------    --------

Less dividends and distributions from:
Net investment income                                            (0.222)      (0.453)    (0.479)    (0.484)     (0.503)     (0.523)
                                                              ---------     --------   --------   --------   ---------    --------
Total dividends and distributions                                (0.222)      (0.453)    (0.479)    (0.484)     (0.503)     (0.523)
                                                              ---------     --------   --------   --------   ---------    --------

Net asset value, end of period                                $  10.580     $ 10.700   $ 10.470   $ 10.220   $  10.340    $ 10.350
                                                              =========     ========   ========   ========   =========    ========

Total Return(3)                                                    0.97%        6.65%      7.26%      3.56%       4.98%      11.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $  13,785     $ 13,153   $ 11,523   $ 11,436   $   9,490    $ 10,169
Ratio of expenses to average net assets(4)                         0.65%        0.66%      0.50%      0.50%       0.50%       0.50%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                         1.09%        1.12%      1.02%      1.05%       1.15%       1.02%
Ratio of net investment income to average net assets               4.24%        4.29%      4.60%      4.65%       4.98%       5.23%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly              3.80%        3.83%      4.08%      4.10%       4.33%       4.71%
Portfolio turnover                                                   23%          13%        26%        64%         43%         27%

(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit & Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.51%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Tax-Free New York Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended                          Year Ended
                                                               2/28/06(2)   8/31/05    8/31/04    8/31/03    8/31/02(1)   8/31/01
                                                              (Unaudited)
Net asset value, beginning of period                          $  10.670     $ 10.450   $ 10.200   $ 10.330   $  10.330    $  9.810

Income (loss) from investment operations:
Net investment income                                             0.183        0.374      0.401      0.406       0.426       0.448
Net realized and unrealized gain (loss) on investments           (0.110)       0.220      0.250     (0.130)         --       0.520
                                                              ---------     --------   --------   --------   ---------    --------
Total from investment operations                                  0.073        0.594      0.651      0.276       0.426       0.968
                                                              ---------     --------   --------   --------   ---------    --------

Less dividends and distributions from:
Net investment income                                            (0.183)      (0.374)    (0.401)    (0.406)     (0.426)     (0.448)
                                                              ---------     --------   --------   --------   ---------    --------
Total dividends and distributions                                (0.183)      (0.374)    (0.401)    (0.406)     (0.426)     (0.448)
                                                              ---------     --------   --------   --------   ---------    --------

Net asset value, end of period                                $  10.560     $ 10.670   $ 10.450   $ 10.200   $  10.330    $ 10.330
                                                              =========     ========   ========   ========   =========    ========

Total Return(3)                                                    0.70%        5.77%      6.47%      2.69%       4.30%      10.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $   2,795     $  3,023   $  2,858   $  3,238   $   3,352    $  2,507
Ratio of expenses to average net assets(4)                         1.40%        1.41%      1.25%      1.25%       1.25%       1.25%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                         1.84%        1.87%      1.77%      1.80%       1.90%       1.77%
Ratio of net investment income to average net assets               3.49%        3.54%      3.85%      3.90%       4.23%       4.48%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly              3.05%        3.08%      3.33%      3.35%       3.58%       3.96%
Portfolio turnover                                                   23%          13%        26%        64%         43%         27%

(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit & Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.26%.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Tax-Free New York Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended                          Year Ended
                                                               2/28/06(2)   8/31/05    8/31/04    8/31/03    8/31/02(1)   8/31/01
                                                              (Unaudited)
Net asset value, beginning of period                          $  10.670     $ 10.450   $ 10.200   $ 10.320   $  10.330    $  9.800

Income (loss) from investment operations:
Net investment income                                             0.183        0.376      0.401      0.406       0.426       0.449
Net realized and unrealized gain (loss) on investments           (0.110)       0.220      0.250     (0.120)     (0.010)      0.530
                                                              ---------     --------   --------   --------   ---------    --------
Total from investment operations                                  0.073        0.596      0.651      0.286       0.416       0.979
                                                              ---------     --------   --------   --------   ---------    --------

Less dividends and distributions from:
Net investment income                                            (0.183)      (0.376)    (0.401)    (0.406)     (0.426)     (0.449)
                                                              ---------     --------   --------   --------   ---------    --------
Total dividends and distributions                                (0.183)      (0.376)    (0.401)    (0.406)     (0.426)     (0.449)
                                                              ---------     --------   --------   --------   ---------    --------

Net asset value, end of period                                $  10.560     $ 10.670   $ 10.450   $ 10.200   $  10.320    $ 10.330
                                                              =========     ========   ========   ========   =========    ========

Total Return(3)                                                    0.70%        5.80%      6.47%      2.79%       4.20%      10.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $   1,280     $    886   $  2,329   $  2,828   $   1,115    $  1,206
Ratio of expenses to average net assets(4)                         1.40%        1.41%      1.25%      1.25%       1.25%       1.25%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                         1.84%        1.87%      1.77%      1.80%       1.90%       1.77%
Ratio of net investment income to average net assets               3.49%        3.54%      3.85%      3.90%       4.23%       4.48%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly              3.05%        3.08%      3.33%      3.35%       3.58%       3.96%
Portfolio turnover                                                   23%          13%        26%        64%         43%         27%

(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit & Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.26%.

See accompanying notes

--------------------------------------------------------------------------------
Notes                                              February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Delaware Investments Municipal Trust (the "Trust") (formerly Voyageur Investment Trust) is organized as a Delaware statutory trust and offers three series: Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund (referred to as a "Fund" or, collectively, the "Funds"). The Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund is to seek a high a level of current income exempt from federal income tax and the state personal income tax in their respective states, as is consistent with preservation of capital.

1.    Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                     Delaware       Delaware
                                                     Tax-Free       Tax-Free
                                                 Florida Insured    New York
                                                      Fund            Fund
                                                 ---------------    --------
   On the first $500 million                          0.500%         0.550%
   On the next $500 million                           0.475%         0.500%
   On the next $1.5 billion                           0.450%         0.450%
   In excess of $2.5 billion                          0.425%         0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below.

                                                     Delaware       Delaware
                                                     Tax-Free       Tax-Free
                                                 Florida Insured    New York
                                                      Fund            Fund
                                                 ---------------    ---------
   The operating expense limitation as a
      percentage of average daily
      net assets (per annum)                            0.62%           0.40%
   Expiration date                                  12/29/05        12/29/05
   Effective December 30, 2005,
      operating expense limitation as a
      percentage of average daily
      net assets (per annum)                            0.61%           0.40%
   Expiration date                                  12/31/06        12/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of each Fund's average daily net assets for accounting and administration services. Each Fund also pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At February 28, 2006, the Funds had liabilities payable to affiliates as follows:

                                                     Delaware       Delaware
                                                     Tax-Free       Tax-Free
                                                 Florida Insured    New York
                                                      Fund            Fund
                                                 ---------------    --------
   Investment management
      fee payable to DMC                            $ 33,105         $ 1,389
   Dividend disbursing,
      transfer agent,
      accounting and
      administration fees
      and other expenses
      payable to DSC                                  20,345           4,675
   Distribution fee payable
      to DDLP                                         22,097           5,472
   Other expenses payable
      to DMC and affiliates*                          11,249           1,104

* DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to each Fund by DMC employees. For the six months ended February 28, 2006, each Fund was charged for internal legal services provided by DMC as follows:

                       Delaware           Delaware
                       Tax-Free           Tax-Free
                    Florida Insured       New York
                         Fund               Fund
                    ---------------       --------
                        $3,904              $636

For the six months ended February 28, 2006, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                       Delaware           Delaware
                       Tax-Free           Tax-Free
                    Florida Insured       New York
                         Fund               Fund
                    ---------------       --------
                        $9,573             $3,939

For the six months ended February 28, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund's Class A, Class B and Class C shares. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

                       Delaware           Delaware
                       Tax-Free           Tax-Free
                    Florida Insured       New York
                         Fund               Fund
                    ---------------       --------
   Class A               $ 37              $   --
   Class B                 --               1,178
   Class C                509                  99

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and trustees are paid no compensation by the Funds.

3.    Investments

For the six months ended February 28, 2006, the Funds made purchases and sales of investment securities, other than short-term investments, as follows:

                       Delaware            Delaware
                       Tax-Free            Tax-Free
                    Florida Insured        New York
                         Fund                Fund
                    ---------------       ----------
   Purchases          $2,611,265          $2,395,787
   Sales               3,401,604           1,872,599

At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                         Delaware         Delaware
                                         Tax-Free         Tax-Free
                                      Florida Insured     New York
                                           Fund             Fund
                                       -------------    ------------
   Cost of investments                 $  98,000,827    $ 16,662,965
                                       =============    ============

   Aggregate unrealized appreciation       5,443,753         951,114
   Aggregate unrealized depreciation         (19,506)        (10,526)
                                       -------------    ------------
   Net unrealized appreciation         $   5,424,247    $    940,588
                                       =============    ============

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

4.    Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2006 and year ended August 31, 2005 was as follows:

                                Delaware Tax-Free         Delaware Tax-Free
                               Florida Insured Fund        New York Fund
                             -----------------------   ----------------------
                             Six Months      Year      Six Months      Year
                                Ended       Ended        Ended        Ended
                              2/28/06*     8/31/05      2/28/06*     8/31/05
                             ----------   ----------   ---------   ----------
   Tax-exempt income         $2,279,566   $4,400,282    $347,274    $685,440

* Tax information for the six months ended February 28, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2006, the estimated components of net assets on a tax basis were as follows:

                                         Delaware Tax-Free    Delaware Tax-Free
                                        Florida Insured Fund    New York Fund
                                        --------------------  -----------------
Shares of beneficial interest              $ 100,442,884         $ 17,139,922
Distributions in excess of net
 investment income                                    --                 (655)
Capital loss carryforwards                      (690,257)            (223,207)
Six month period realized
 gains (losses)                                  (36,173)               6,847
Post-October losses                                   --               (3,870)
Unrealized appreciation of investments         5,424,247              940,588
                                           -------------         ------------
Net assets                                 $ 105,140,701         $ 17,859,625
                                           =============         ============

Post-October losses represent losses realized on investment transactions from November 1, 2005 through February 28, 2006 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2005 will expire as follows:

  Year of                         Delaware Tax-Free      Delaware Tax-Free
Expiration                       Florida Insured Fund      New York Fund
----------                       --------------------   ------------------
  2008                               $ 690,257              $      --
  2009                                      --                223,207
                                     ---------              ---------
  Total                              $ 690,257              $ 223,207
                                     =========              =========

For the six months ended February 28, 2006, the Delaware Tax-Free Florida Insured Fund had capital losses of $36,173, which may increase the capital loss carryforwards and Delaware Tax-Free New York Fund had capital gains of $6,847, which may reduce the capital loss carryforwards.

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

5.    Capital Shares

Transactions in capital shares were as follows:

                                       Delaware Tax-Free         Delaware Tax-Free
                                     Florida Insured Fund         New York Fund
                                    ------------------------   ---------------------
                                    Six Months      Year       Six Months     Year
                                      Ended         Ended         Ended      Ended
                                     2/28/06       8/31/05       2/28/06    8/31/05
Shares sold:
   Class A                             440,430       771,683      136,003    181,145
   Class B                               1,506        34,695       11,823     36,925
   Class C                              57,223        30,020       39,481     42,532

Shares issued from reorganization:
   Class A                                  --       948,019           --         --
   Class B                                  --       238,033           --         --
   Class C                                  --       199,779           --         --

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                              96,888       149,719       18,793     35,395
   Class B                               2,642         4,348        2,088      4,632
   Class C                               2,821         3,014        1,508      1,966
                                    ----------    ----------   ----------   --------
                                       601,510     2,379,310      209,696    302,595
                                    ----------    ----------   ----------   --------
Shares repurchased:
   Class A                            (590,637)     (973,048)     (81,929)   (87,166)
   Class B                             (50,738)     (233,220)     (32,514)   (31,706)
   Class C                             (23,936)      (37,307)      (2,740)  (184,316)
                                    ----------    ----------   ----------   --------
                                      (665,311)   (1,243,575)    (117,183)  (303,188)
                                    ----------    ----------   ----------   --------
Net increase (decrease)                (63,801)   (1,135,735)      92,513       (593)
                                    ----------    ----------   ----------   --------

For the six months ended February 28, 2006 and the year ended August 31, 2005, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                        Six Months Ended                                 Year Ended
                                                             2/28/06                                       8/31/05
                                         ------------------------------------------   --------------------------------------------
                                         Class B Shares   Class A Shares     Value    Class B Shares   Class A Shares      Value
                                         --------------   --------------   --------   --------------   --------------   ----------
Delaware Tax-Free Florida Insured Fund       22,302           22,322       $249,796       62,454           62,490        $ 703,111
Delaware Tax-Free New York Fund              15,906           15,860        166,696        8,994            8,977           95,273

6.    Fund Reorganization

Effective April 11, 2005, Delaware Tax-Free Florida Insured Fund (the "Fund") acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Florida Fund, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Tax-Free Florida Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Fund.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of Delaware Tax-Free Florida Fund as of the close of business on April 8, 2005 were as follows:

                                                                  Accumulated
                                                Net Unrealized   Net Realized
                                   Net Assets    Appreciation       Losses
                                  -----------   --------------   ------------
Delaware Tax-Free Florida Fund    $15,521,298      $648,070       $(515,360)*

*     Includes prior capital loss carry forwards.

The net assets of the Fund prior to the Reorganization were $92,098,392. The combined net assets of the Fund after the reorganization were $107,619,690.

7.    Line of Credit

Each Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2006, or at any time during the six month period.

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

8.    Credit and Market Risk

The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Statements of Net Assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Delaware Tax-Free Florida Insured Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Funds' Liquidity Procedures.

9.    Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
About
--------------------------------------------------------------------------------
   THE ORGANIZATION

This semiannual report is for the information of Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder/Managing  Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel
and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel
and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

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Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

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                                       21

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[DELAWARE INVESTMENTS(R) LOGO]

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Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

o     For fund information, literature, price, yield, and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

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(330)                                                         Printed in the USA
SA-FLNY [2/06] CGI 4/06                                   SEMI-0603 FLNY PO10934

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS


         Jude T. Driscoll
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    May 8, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    May 8, 2006


         Michael P. Bishof
------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    May 8, 2006